                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-0816
                                  ----------------------------------------------

                    AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    OCTOBER 31
                         -------------------------------------------------------

Date of reporting period:   APRIL 30, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

Ultra(reg.sm) Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Ultra fund for the six months ended April 30, 2005.

This report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers and other communications about investments, portfolio strategy and the markets.

Your next shareholder report for this fund will be the annual report dated
October 31, 2005, available in about six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Ultra - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                        --------------------------------
                                             AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------
                                                              SINCE      INCEPTION
                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------
INVESTOR CLASS                 -0.07%   -7.29%      8.70%     13.18%      11/2/81
----------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(1)    0.40%  -10.75%      7.71%     11.36%(2)     --
----------------------------------------------------------------------------------
S&P 500 INDEX(1)                6.34%   -2.94%     10.26%     13.21%(2)     --
----------------------------------------------------------------------------------
Institutional Class             0.11%   -7.10%       --        5.34%     11/14/96
----------------------------------------------------------------------------------
Advisor Class                  -0.33%   -7.54%       --        5.31%      10/2/96
----------------------------------------------------------------------------------
C Class                        -1.09%     --         --        0.89%     10/29/01
----------------------------------------------------------------------------------
R Class(3)                     -0.52%     --         --        5.00%      8/29/03
----------------------------------------------------------------------------------

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings - Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 10/31/81, the date nearest the Investor Class's inception for which data are available.

(3) Returns would have been lower if service and distribution fees had not been reimbursed.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

Ultra - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-------------------------------------------------------------------------------------------------
                 1996    1997    1998    1999    2000    2001     2002     2003     2004    2005
-------------------------------------------------------------------------------------------------
Investor Class  36.42%  10.69%  39.75%  25.52%  27.06%  -26.70%   -9.83%  -14.79%  21.64%  -0.07%
-------------------------------------------------------------------------------------------------
Russell 1000
Growth Index    32.55%  22.06%  42.09%  26.53%  27.58%  -32.25%  -20.10%  -14.35%  21.65%   0.40%
-------------------------------------------------------------------------------------------------
S&P 500 Index   30.21%  25.13%  41.07%  21.82%  10.13%  -12.97%  -12.63%  -13.31%  22.88%   6.34%
-------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Ultra - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE ULTRA INVESTMENT TEAM: BRUCE WIMBERLY, JERRY SULLIVAN
AND WADE SLOME.

Ultra gained 0.07%* during the six months ended April 30, 2005. The Russell 1000
Growth Index, a widely followed barometer of the large-cap growth stocks Ultra generally invests in, rose 1.14%. The S&P 500 Index returned 3.28%.

Ultra has returned an average of 13.18% on an annual basis since its inception
November 2, 1981. Although its most recent one-year return is down 0.07% and ranks in the 67th percentile (438th out of 659) in its Lipper Large-Cap Growth peer group, the portfolio's average five-year return, down 7.29%, ranks in the top 27% of that group (110th out of 420). In addition, its 10-year return of
8.70% ranks in the top 26% (35th out of 137). The average return of the Lipper group was 1.13%, -9.52%, and 7.08%, for the one-, five-, and 10-year periods ended April 30, 2005, respectively (see footnote 1 on page 2).

EQUITIES GAIN AMID CHALLENGES

Stocks rallied during the final stretch of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices.
However, investor optimism waned in the early months of 2005 as concern grew about the effects of rising commodity and oil prices and interest rates on the economy and corporate profit growth. Though volatility prevailed, equities ultimately booked gains for the period with value stocks generally outpacing their growth counterparts.

HEALTH CARE PROVIDES BIGGEST LIFT

Ultra's strongest performance during the period came from investments in the health care sector. UnitedHealth Group was the portfolio's top contributor. The nation's largest health insurer benefited from improving productivity, enhancing customer service, controlling costs and increasing membership across its businesses. Investments in pharmaceutical companies also turned in solid results, led by Teva Pharmaceutical Industries, American Pharmaceutical Partners
and Johnson & Johnson. Biopharmaceutical company Genetech was another top contributor, lifted by positive news from

TOP TEN HOLDINGS AS OF APRIL 30, 2005
-------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       2.9%                  2.1%
-------------------------------------------------------------------------------
Medtronic, Inc.                             2.5%                  2.1%
-------------------------------------------------------------------------------
Dell Inc.                                   2.3%                  2.1%
-------------------------------------------------------------------------------
First Data Corp.                            2.2%                  1.4%
-------------------------------------------------------------------------------
Apollo Group Inc. Cl A                      2.1%                  1.0%
-------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                         2.0%                  1.5%
-------------------------------------------------------------------------------
UnitedHealth
Group Incorporated                          2.0%                  1.9%
-------------------------------------------------------------------------------
Microsoft Corporation                       1.9%                  1.8%
-------------------------------------------------------------------------------
Pfizer, Inc.                                1.9%                  1.4%
-------------------------------------------------------------------------------
International
Game Technology                             1.9%                  1.3%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares. Returns for periods
 less than one year are not annualized.                             (continued)

------
4

Ultra - Portfolio Commentary

clinical trials of its breast-cancer drugs Avastin and Herceptin.

Outside of health care, videogame software publisher Electronic Arts was a leading contributor during the period. Nevertheless, Ultra's information technology stake, on average its largest sector exposure, weighed on returns.
Security software maker Symantec was the biggest detractor in the tech sector, suffering from the perception that its acquisition of Veritas Software and competition from Microsoft would slow Symantec's growth.

Investments in the energy sector lifted the portfolio's results. Among the contributors was ExxonMobil Corp., which reported a record quarterly profit in
February.

CONSUMER DISCRETIONARY AMONG DETRACTORS

Ultra was slowed most by investments in the consumer discretionary sector.
Online auction firm eBay was the portfolio's top detractor during the period.
International Game Technology also hurt Ultra's returns after the slot machine maker reported lower top- and bottom-line figures for its fiscal second quarter in large part due to charges for obsolete technology and severance.

Looking at the consumer staples sector, Wal-Mart Stores, on average one of
Ultra's largest positions, underperformed during the period. Like many other
U.S. corporations this year, the world's largest retailer felt the sting of high gasoline prices. In April, Wal-Mart's chief financial officer said high gasoline prices hurt its same-store sales - or sales at stores open at least a year - as lower-income customers reined in purchases as their spending on gasoline increased. He also noted that the fleet of trucks it uses to distribute merchandise to stores was also impacted by high gas prices.

OUR COMMITMENT

Announced late last year, Jim Stowers III succeeded his father as chairman of
American Century Companies, Inc. In order to give his full attention to the new corporate responsibilities, Stowers relinquished portfolio management responsibilities in February and is no longer serving as CIO for U.S. Growth
Equity. Portfolio managers Bruce Wimberly, Wade Slome and Jerry Sullivan continue to manage the Ultra fund. Wimberly has been on the portfolio since
1994, the past nine years as manager.

The Ultra management team remains committed to seeking long-term capital growth by investing in stocks of companies it believes will increase in value over time.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2005
-------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
-------------------------------------------------------------------------------
Pharmaceuticals                             7.7%                  5.7%
-------------------------------------------------------------------------------
Health Care
Equipment & Supplies                        7.5%                  7.6%
-------------------------------------------------------------------------------
Insurance                                   5.8%                  4.6%
-------------------------------------------------------------------------------
IT Services                                 5.7%                  4.3%
-------------------------------------------------------------------------------
Software                                    5.5%                  6.3%
-------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
-------------------------------------------------------------------------------
Common Stocks                              96.4%                 94.3%
-------------------------------------------------------------------------------
Temporary
Cash Investments                            0.6%                  1.6%
-------------------------------------------------------------------------------
Collateral Received
for Securities Lending                      3.0%                  4.1%
-------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------
                                                                    EXPENSES PAID
                                     BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                                    ACCOUNT VALUE  ACCOUNT VALUE     11/1/04 -        EXPENSE
                                       11/1/04        4/30/05          4/30/05         RATIO
------------------------------------------------------------------------------------------------
ULTRA SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------
Investor Class                         $1,000       $1,000.70          $4.91           0.99%
------------------------------------------------------------------------------------------------
Institutional Class                    $1,000       $1,001.80          $3.92           0.79%
------------------------------------------------------------------------------------------------
Advisor Class                          $1,000         $999.60          $6.15           1.24%
------------------------------------------------------------------------------------------------
C Class                                $1,000         $995.80          $9.85           1.99%
------------------------------------------------------------------------------------------------
R Class (after reimbursement)(2)       $1,000         $998.90          $6.84           1.38%
------------------------------------------------------------------------------------------------
R Class (before reimbursement)         $1,000         $998.90(3)       $7.38           1.49%
------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------
Investor Class                         $1,000       $1,019.89          $4.96           0.99%
------------------------------------------------------------------------------------------------
Institutional Class                    $1,000       $1,020.88          $3.96           0.79%
------------------------------------------------------------------------------------------------
Advisor Class                          $1,000       $1,018.65          $6.21           1.24%
------------------------------------------------------------------------------------------------
C Class                                $1,000       $1,014.93          $9.94           1.99%
------------------------------------------------------------------------------------------------
R Class (after reimbursement)(2)       $1,000       $1,017.95          $6.90           1.38%
------------------------------------------------------------------------------------------------
R Class (before reimbursement)         $1,000       $1,017.41          $7.45           1.49%
------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended April 30, 2005, the class received a partial reimbursement of its service and distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 1.49%.

(3) Ending account value assumes the return earned after reimbursement. The return would have been lower had fee not been reimbursed and would have resulted in a lower ending redeemable value.

------
7

Ultra - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.8%

AEROSPACE & DEFENSE -- 1.2%
--------------------------------------------------------------------------------
   1,300,000    General Dynamics Corp.                             $   136,565
--------------------------------------------------------------------------------
   1,091,000    United Technologies Corp.                              110,977
--------------------------------------------------------------------------------
                                                                       247,542
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 2.4%
--------------------------------------------------------------------------------
     862,000    C.H. Robinson Worldwide, Inc.                           44,479
--------------------------------------------------------------------------------
   1,872,000    Expeditors International
                of Washington, Inc.                                     91,934
--------------------------------------------------------------------------------
   1,371,000    FedEx Corporation                                      116,466
--------------------------------------------------------------------------------
   3,500,000    United Parcel
                Service, Inc. Cl B                                     249,586
--------------------------------------------------------------------------------
                                                                       502,465
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.1%
--------------------------------------------------------------------------------
   4,863,000    Harley-Davidson, Inc.                                  228,658
--------------------------------------------------------------------------------

BEVERAGES -- 3.0%
--------------------------------------------------------------------------------
   3,424,000    Anheuser-Busch
                Companies, Inc.                                        160,483
--------------------------------------------------------------------------------
   3,747,000    Coca-Cola Company (The)                                162,770
--------------------------------------------------------------------------------
   5,505,000    PepsiCo, Inc.                                          306,298
--------------------------------------------------------------------------------
                                                                       629,551
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.1%
--------------------------------------------------------------------------------
   3,618,000    Amgen Inc.(1)                                          210,604
--------------------------------------------------------------------------------
   3,242,000    Genentech, Inc.(1)                                     229,987
--------------------------------------------------------------------------------
                                                                       440,591
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.2%
--------------------------------------------------------------------------------
   1,893,000    Goldman Sachs
                Group, Inc. (The)                                      202,154
--------------------------------------------------------------------------------
   1,500,000    Legg Mason, Inc.(2)                                    106,290
--------------------------------------------------------------------------------
   2,861,000    T. Rowe Price Group Inc.(2)                            157,841
--------------------------------------------------------------------------------
                                                                       466,285
--------------------------------------------------------------------------------

CHEMICALS -- 0.3%
--------------------------------------------------------------------------------
   1,098,000    Monsanto Co.                                            64,365
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.9%
--------------------------------------------------------------------------------
   3,357,000    Wells Fargo & Co.                                      201,219
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.1%
--------------------------------------------------------------------------------
   6,257,000    Apollo Group Inc. Cl A(1)                              451,255
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
  15,514,000    Cisco Systems Inc.(1)                                  268,082
--------------------------------------------------------------------------------
   6,797,000    QUALCOMM Inc.                                          237,147
--------------------------------------------------------------------------------
                                                                       505,229
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.3%
--------------------------------------------------------------------------------
  14,265,000    Dell Inc.(1)                                           496,850
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.4%
--------------------------------------------------------------------------------
   2,579,000    American Express Co.                                   135,913
--------------------------------------------------------------------------------
   7,762,000    SLM Corporation(2)                                     369,782
--------------------------------------------------------------------------------
                                                                       505,695
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

DIVERSIFIED -- 0.1%
--------------------------------------------------------------------------------
     449,000    iShares FTSE/Xinhua
                China 25 Index Fund(1)                             $    24,839
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
   1,003,000    Chicago Mercantile
                Exchange Holdings Inc.(2)                              196,107
--------------------------------------------------------------------------------
   5,611,000    Citigroup Inc.                                         263,492
--------------------------------------------------------------------------------
   2,108,000    McGraw-Hill
                Companies, Inc. (The)                                  183,565
--------------------------------------------------------------------------------
   1,671,432    Moody's Corp.(2)                                       137,291
--------------------------------------------------------------------------------
                                                                       780,455
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 5.4%
--------------------------------------------------------------------------------
   1,292,000    Costco Wholesale Corporation                            52,429
--------------------------------------------------------------------------------
   4,808,000    Sysco Corp.                                            166,357
--------------------------------------------------------------------------------
  13,048,000    Wal-Mart Stores, Inc.                                  615,082
--------------------------------------------------------------------------------
   4,580,000    Walgreen Co.                                           197,215
--------------------------------------------------------------------------------
   1,098,000    Whole Foods Market, Inc.(2)                            109,493
--------------------------------------------------------------------------------
                                                                     1,140,576
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
   1,173,000    Wrigley (Wm.) Jr. Company                               81,089
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 7.5%
--------------------------------------------------------------------------------
   1,600,000    Biomet Inc.                                             61,904
--------------------------------------------------------------------------------
  12,687,000    Boston Scientific Corp.(1)                             375,281
--------------------------------------------------------------------------------
     965,000    Guidant Corp.                                           71,487
--------------------------------------------------------------------------------
   9,904,000    Medtronic, Inc.                                        521,942
--------------------------------------------------------------------------------
   3,026,000    St. Jude Medical, Inc.(1)                              118,105
--------------------------------------------------------------------------------
   3,071,000    Stryker Corp.                                          149,097
--------------------------------------------------------------------------------
   3,554,000    Varian Medical Systems, Inc.(1)                        119,912
--------------------------------------------------------------------------------
   2,343,000    Zimmer Holdings Inc.(1)                                190,767
--------------------------------------------------------------------------------
                                                                     1,608,495
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 2.0%
--------------------------------------------------------------------------------
   4,408,000    UnitedHealth
                Group Incorporated                                     416,600
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 4.8%
--------------------------------------------------------------------------------
   2,009,949    Applebee's International Inc.                           49,807
--------------------------------------------------------------------------------
   6,099,000    Carnival Corporation                                   298,119
--------------------------------------------------------------------------------
   2,227,633    Cheesecake Factory Inc.(1)(2)                           68,366
--------------------------------------------------------------------------------
  14,829,000    International Game Technology                          398,752
--------------------------------------------------------------------------------
     825,620    PF Chang's China
                Bistro, Inc.(1)(2)                                      45,838
--------------------------------------------------------------------------------
   3,039,000    Starbucks Corporation(1)                               150,491
--------------------------------------------------------------------------------
                                                                     1,011,373
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%
--------------------------------------------------------------------------------
   3,258,000    D.R. Horton, Inc.                                       99,369
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
   1,295,000    Colgate-Palmolive Co.                                   64,478
--------------------------------------------------------------------------------
   5,945,000    Procter & Gamble Co. (The)                             321,922
--------------------------------------------------------------------------------
                                                                       386,400
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
8

Ultra - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 3.0%
--------------------------------------------------------------------------------
   1,570,000    3M Co.                                             $   120,058
--------------------------------------------------------------------------------
   6,073,000    General Electric Co.                                   219,843
--------------------------------------------------------------------------------
   9,619,000    Tyco International Ltd.                                301,170
--------------------------------------------------------------------------------
                                                                       641,071
--------------------------------------------------------------------------------

INSURANCE -- 5.8%
--------------------------------------------------------------------------------
   4,482,000    Aflac Inc.                                             182,193
--------------------------------------------------------------------------------
   1,597,000    Ambac Financial Group, Inc.                            106,759
--------------------------------------------------------------------------------
   4,180,000    American International
                Group, Inc.                                            212,553
--------------------------------------------------------------------------------
       3,620    Berkshire Hathaway Inc.
                Cl A(1)(2)                                             305,347
--------------------------------------------------------------------------------
     104,958    Berkshire Hathaway Inc.
                Cl B(1)(2)                                             293,674
--------------------------------------------------------------------------------
   1,689,000    Progressive Corp.                                      154,155
--------------------------------------------------------------------------------
                                                                     1,254,681
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 3.7%
--------------------------------------------------------------------------------
  10,668,000    Amazon.com, Inc.(1)(2)                                 345,216
--------------------------------------------------------------------------------
  12,500,000    eBay Inc.(1)                                           396,625
--------------------------------------------------------------------------------
   2,421,000    IAC/InterActiveCorp(1)(2)                               52,633
--------------------------------------------------------------------------------
                                                                       794,474
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 2.3%
--------------------------------------------------------------------------------
   2,393,952    Digital River Inc.(1)(2)(3)                             63,679
--------------------------------------------------------------------------------
     343,000    Google Inc. Cl A(1)                                     75,460
--------------------------------------------------------------------------------
   1,587,058    VeriSign, Inc.(1)                                       41,994
--------------------------------------------------------------------------------
   8,738,000    Yahoo! Inc.(1)                                         301,548
--------------------------------------------------------------------------------
                                                                       482,681
--------------------------------------------------------------------------------

IT SERVICES -- 5.7%
--------------------------------------------------------------------------------
  12,884,000    Accenture Ltd. Cl A(1)                                 279,583
--------------------------------------------------------------------------------
   6,411,000    Checkfree Corp.(1)(2)(3)                               235,155
--------------------------------------------------------------------------------
  12,515,000    First Data Corp.                                       475,946
--------------------------------------------------------------------------------
   8,255,000    Paychex, Inc.                                          252,603
--------------------------------------------------------------------------------
                                                                     1,243,287
--------------------------------------------------------------------------------

MACHINERY -- 0.4%
--------------------------------------------------------------------------------
   1,548,000    Danaher Corp.                                           78,375
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.5%
--------------------------------------------------------------------------------
   2,493,000    Kohl's Corp.(1)                                        118,667
--------------------------------------------------------------------------------
   4,199,000    Target Corporation                                     194,833
--------------------------------------------------------------------------------
                                                                       313,500
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.4%
--------------------------------------------------------------------------------
   1,717,000    Zebra Technologies
                Corp. Cl A(1)                                           82,004
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.9%
--------------------------------------------------------------------------------
   2,384,620    Apache Corp.                                           134,230
--------------------------------------------------------------------------------
   1,740,000    ChevronTexaco Corp.                                     90,480
--------------------------------------------------------------------------------
   5,814,000    Exxon Mobil Corp.                                      331,572
--------------------------------------------------------------------------------
     723,000    Kinder Morgan, Inc.                                     55,281
--------------------------------------------------------------------------------
                                                                       611,563
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
   1,274,000    Alberto-Culver Company Cl B                        $    56,693
--------------------------------------------------------------------------------
   4,720,000    Avon Products, Inc.                                    189,178
--------------------------------------------------------------------------------
                                                                       245,871
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 7.7%
--------------------------------------------------------------------------------
   2,403,000    American Pharmaceutical
                Partners Inc.(1)(2)                                    125,244
--------------------------------------------------------------------------------
   2,309,000    Eli Lilly and Company                                  135,007
--------------------------------------------------------------------------------
   5,057,000    Johnson & Johnson                                      347,062
--------------------------------------------------------------------------------
   3,357,000    Novartis AG ORD                                        162,456
--------------------------------------------------------------------------------
  15,019,000    Pfizer, Inc.                                           408,066
--------------------------------------------------------------------------------
   2,606,000    Schering-Plough Corp.                                   54,387
--------------------------------------------------------------------------------
  13,411,000    Teva Pharmaceutical
                Industries Ltd. ADR(2)                                 418,961
--------------------------------------------------------------------------------
                                                                     1,651,183
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 4.3%
--------------------------------------------------------------------------------
   3,808,000    Applied Materials, Inc.(1)                              56,625
--------------------------------------------------------------------------------
  42,769,000    ARM Holdings plc ORD                                    78,065
--------------------------------------------------------------------------------
  13,674,000    Intel Corp.                                            321,613
--------------------------------------------------------------------------------
   1,752,000    KLA-Tencor Corp.                                        68,363
--------------------------------------------------------------------------------
   4,973,000    Maxim Integrated
                Products, Inc.                                         185,990
--------------------------------------------------------------------------------
   5,044,000    Microchip Technology Inc.                              143,653
--------------------------------------------------------------------------------
   2,382,000    Xilinx, Inc.(2)                                         64,171
--------------------------------------------------------------------------------
                                                                       918,480
--------------------------------------------------------------------------------

SOFTWARE -- 5.5%
--------------------------------------------------------------------------------
   6,616,000    Electronic Arts Inc.(1)                                353,228
--------------------------------------------------------------------------------
   2,801,000    Intuit Inc.(1)                                         112,880
--------------------------------------------------------------------------------
  16,187,000    Microsoft Corporation                                  409,532
--------------------------------------------------------------------------------
   1,680,000    NAVTEQ Corp.(1)                                         61,186
--------------------------------------------------------------------------------
   8,974,000    Oracle Corp.(1)                                        103,739
--------------------------------------------------------------------------------
   6,371,000    Symantec Corp.(1)(2)                                   119,647
--------------------------------------------------------------------------------
                                                                     1,160,212
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.0%
--------------------------------------------------------------------------------
   6,599,000    Bed Bath & Beyond Inc.(1)                              245,549
--------------------------------------------------------------------------------
   4,273,000    Carmax, Inc.(1)(2)                                     116,567
--------------------------------------------------------------------------------
     148,641    Chico's FAS, Inc.(1)                                     3,810
--------------------------------------------------------------------------------
   2,378,000    Home Depot, Inc.                                        84,110
--------------------------------------------------------------------------------
   5,972,000    Lowe's Companies, Inc.                                 311,200
--------------------------------------------------------------------------------
   1,083,511    Michaels Stores, Inc.                                   35,973
--------------------------------------------------------------------------------
   5,266,000    PETsMART, Inc.                                         140,339
--------------------------------------------------------------------------------
   2,892,000    Weight Watchers
                International Inc.(1)(2)                               120,741
--------------------------------------------------------------------------------
                                                                     1,058,289
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.8%
--------------------------------------------------------------------------------

   2,807,000    Golden West Financial Corp.                            174,960
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $16,246,610)                                                  20,999,532
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
9

Ultra - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

                              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 9.88%, 11/15/15,
valued at $71,079), in a joint trading
account at 2.82%, dated 4/29/05,
due 5/2/05 (Delivery value $69,616)                                $    69,600
--------------------------------------------------------------------------------

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by
various U.S. Treasury obligations, 8.125%,
8/15/21, valued at $60,141), in a joint
trading account at 2.81%, dated 4/29/05,
due 5/2/05 (Delivery value $59,014)                                     59,000
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $128,600)                                                        128,600
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SSECURITIES LENDING(4) -- 3.1%

REPURCHASE AGREEMENTS -- 3.0%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.95%, dated 4/29/05,
due 5/2/05 (Delivery value $12,702)                                $    12,699
--------------------------------------------------------------------------------

Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.00%, dated 4/29/05,
due 5/2/05 (Delivery value $620,155)                                   620,000
--------------------------------------------------------------------------------
                                                                       632,699
--------------------------------------------------------------------------------

SHORT-TERM DEBT -- 0.1%
--------------------------------------------------------------------------------

     $25,000    Morgan Stanley Master
                Note, VRN, 3.18%, 5/2/05                                25,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED  FOR SECURITIES LENDING
(Cost $657,699)                                                        657,699
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.5%
(Cost $17,032,909)                                                  21,785,831
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (2.5)%                               (527,179)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $21,258,652
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                    ($ IN THOUSANDS)

    Contracts to Sell     Settlement Date      Value     Unrealized Gain (Loss)
--------------------------------------------------------------------------------

95,674,500  CHF for USD      5/31/2005         $80,115            $624
                                            ====================================

(Value on Settlement Date $80,739)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depository Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective April 30, 2005.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of April 30, 2005.

(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements for a summary of transactions for each company which is or was an affiliate at or during the six months ended
    April 30, 2005.)

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities -- unaffiliated, at value
(cost of $16,161,564) -- including $562,165
of securities on loan                                              $20,829,298
--------------------------------------------------------------
Investment securities -- affiliated, at value
(cost of $213,646) -- including $81,920
of securities on loan                                                  298,834
--------------------------------------------------------------
Investments made with cash collateral received
for securities on loan, at value (cost of $657,699)                    657,699
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $17,032,909)         21,785,831
--------------------------------------------------------------
Receivable for investments sold                                        440,837
--------------------------------------------------------------
Receivable for capital shares sold                                         814
--------------------------------------------------------------
Receivable for forward foreign currency exchange contracts                 624
--------------------------------------------------------------
Dividends and interest receivable                                        9,348
--------------------------------------------------------------------------------
                                                                    22,237,454
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for securities on loan                 657,699
--------------------------------------------------------------
Disbursements in excess of demand deposit cash                           5,917
--------------------------------------------------------------
Payable for investments purchased                                      297,507
--------------------------------------------------------------
Payable for capital shares redeemed                                          2
--------------------------------------------------------------
Accrued management fees                                                 17,384
--------------------------------------------------------------
Distribution fees payable                                                  149
--------------------------------------------------------------
Service fees (and distribution fees -- R Class) payable                    144
--------------------------------------------------------------------------------
                                                                       978,802
--------------------------------------------------------------------------------

NET ASSETS                                                         $21,258,652
================================================================================

See Notes to Financial Statements.
(continued)

------
11

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $17,783,244
--------------------------------------------------------------
Undistributed net investment income                                      30,181
--------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                    (1,308,324)
--------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                     4,753,551
----------------------------------------------------------------------------------
                                                                    $21,258,652
==================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
----------------------------------------------------------------------------------
Net assets                                                      $19,342,911,368
--------------------------------------------------------------
Shares outstanding                                                  711,385,742
--------------------------------------------------------------
Net asset value per share                                                $27.19
----------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
----------------------------------------------------------------------------------
Net assets                                                       $1,280,011,351
--------------------------------------------------------------
Shares outstanding                                                   46,559,609
--------------------------------------------------------------
Net asset value per share                                                $27.49
----------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
----------------------------------------------------------------------------------
Net assets                                                         $623,887,500
--------------------------------------------------------------
Shares outstanding                                                   23,246,010
--------------------------------------------------------------
Net asset value per share                                                $26.84
----------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
----------------------------------------------------------------------------------
Net assets                                                           $5,927,974
--------------------------------------------------------------
Shares outstanding                                                      225,141
--------------------------------------------------------------
Net asset value per share                                                $26.33
----------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
----------------------------------------------------------------------------------
Net assets                                                           $5,914,267
--------------------------------------------------------------
Shares outstanding                                                      219,222
--------------------------------------------------------------
Net asset value per share                                                $26.98
----------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (including $254 from affiliates
and net of foreign taxes withheld of $302)                          $   136,356
--------------------------------------------------------------
Interest                                                                  4,268
--------------------------------------------------------------
Securities lending                                                        2,517
----------------------------------------------------------------------------------
                                                                        143,141
----------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                         110,813
--------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------
  Advisor Class                                                             944
--------------------------------------------------------------
  C Class                                                                    21
--------------------------------------------------------------
Service fees:
--------------------------------------------------------------
  Advisor Class                                                             944
--------------------------------------------------------------
  C Class                                                                     7
--------------------------------------------------------------
Service and distribution fees -- R Class                                     14
--------------------------------------------------------------
Directors' fees and expenses                                                157
--------------------------------------------------------------
Other expenses                                                               64
----------------------------------------------------------------------------------
                                                                        112,964
----------------------------------------------------------------------------------
Amount reimbursed                                                            (4)
----------------------------------------------------------------------------------
                                                                        112,960
----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    30,181
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------
Net realized gain on investment
and foreign currency transactions
(including $52,740 from affiliates)                                   1,407,101
--------------------------------------------------------------
Change in net unrealized appreciation
on investments and translation of assets
and liabilities in foreign currencies                                (1,365,578)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         41,523
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    71,704
==================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                    2005          2004
----------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------
Net investment income (loss)                        $     30,181   $    (46,223)
----------------------------------------
Net realized gain                                      1,407,101      1,073,441
----------------------------------------
Change in net unrealized appreciation                 (1,365,578)       (17,867)
----------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                 71,704      1,009,351
----------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                            (1,323,860)    (1,307,713)
----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                            (1,252,156)      (298,362)

NET ASSETS
----------------------------------------------------------------------------------
Beginning of period                                   22,510,808     22,809,170
----------------------------------------------------------------------------------
End of period                                       $ 21,258,652   $ 22,510,808
==================================================================================

Undistributed net investment income                      $30,181         --
==================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities. The fund generally invests in equity securities of large companies, but may invest in companies of any size. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. The C Class
may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

(continued)

------
15

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
16

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

----------------------------------------------------------------------------
                       INVESTOR, C
                         AND R           INSTITUTIONAL         ADVISOR
----------------------------------------------------------------------------
STRATEGY ASSETS
----------------------------------------------------------------------------
First $20 billion        1.000%             0.800%             0.750%
----------------------------------------------------------------------------
Next $10 billion         0.950%             0.750%             0.700%
----------------------------------------------------------------------------
Next $10 billion         0.925%             0.725%             0.675%
----------------------------------------------------------------------------
Next $10 billion         0.900%             0.700%             0.650%
----------------------------------------------------------------------------
Over $50 billion         0.875%             0.675%             0.625%
----------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the six months ended April 30, 2005 was 0.99%, 0.79%, 0.74%, 0.99% and 0.99% for the
Investor, Institutional, Advisor, C and R Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

----------------------------------------------------------------------------
                                       ADVISOR                     C
----------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
----------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
----------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares.

During the six months ended April 30, 2005, classes that received reimbursements of distribution and service fees were as follows:

----------------------------------------------------------------------------
$ IN FULL                              ADVISOR                    R
----------------------------------------------------------------------------
Distribution Fee                        $563                     --
----------------------------------------------------------------------------
Service and
Distibution Fee                          --                    $3,125
----------------------------------------------------------------------------

The reimbursement for the Advisor Class had no impact on the ratio of operating expenses and the ratio of net investment income to average net assets in the financial highlights. Fees incurred under the plans during the six months ended
April 30, 2005, are detailed in the Statement of Operations.

(continued)

------
17

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2005, were $4,933,166 and $6,049,826, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------
                                                        SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                      3,500,000
================================================================================
Sold                                                      25,881   $   736,152
---------------------------------------
Redeemed                                                 (76,677)   (2,184,725)
--------------------------------------------------------------------------------
Net decrease                                             (50,796)  $(1,448,573)
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                      3,500,000
================================================================================
Sold                                                      66,316   $ 1,788,649
---------------------------------------
Redeemed                                                (124,663)   (3,369,841)
--------------------------------------------------------------------------------
Net decrease                                             (58,347)  $(1,581,192)
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                        200,000
================================================================================
Sold                                                      13,475     $ 390,171
---------------------------------------
Redeemed                                                  (5,363)     (154,134)
--------------------------------------------------------------------------------
Net increase                                               8,112     $ 236,037
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                        200,000
================================================================================
Sold                                                      13,573     $ 374,299
---------------------------------------
Redeemed                                                  (6,488)     (176,711)
--------------------------------------------------------------------------------
Net increase                                               7,085     $ 197,588
================================================================================

(continued)

------
18

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        SHARES       AMOUNT
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                        300,000
================================================================================
Sold                                                       4,398     $ 123,836
---------------------------------------
Redeemed                                                  (8,637)     (237,762)
--------------------------------------------------------------------------------
Net decrease                                              (4,239)    $(113,926)
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                        300,000
================================================================================
Sold                                                      10,152     $ 272,029
---------------------------------------
Redeemed                                                  (7,625)     (203,174)
--------------------------------------------------------------------------------
Net increase                                               2,527     $  68,855
================================================================================

C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                        100,000
================================================================================
Sold                                                          55        $1,520
---------------------------------------
Redeemed                                                     (13)         (358)
--------------------------------------------------------------------------------
Net increase                                                  42        $1,162
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                        100,000
================================================================================
Sold                                                         158       $ 4,125
---------------------------------------
Redeemed                                                     (62)       (1,689)
--------------------------------------------------------------------------------
Net increase                                                  96       $ 2,436
================================================================================

R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                         50,000
================================================================================
Sold                                                          68        $1,925
---------------------------------------
Redeemed                                                     (17)         (485)
--------------------------------------------------------------------------------
Net increase                                                  51        $1,440
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                         50,000
================================================================================
Sold                                                         191        $5,227
---------------------------------------
Redeemed                                                     (23)         (627)
--------------------------------------------------------------------------------
Net increase                                                 168        $4,600
================================================================================

(continued)

------
19

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended April 30, 2005 follows:

--------------------------------------------------------------------------------------------------------------------
                             SHARE BALANCE  PURCHASE    SALES    REALIZED    DIVIDEND         APRIL 30,2005
                               10/31/04      COST       COST    GAIN (LOSS)   INCOME   SHARE BALANCE MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
Applebee's
International Inc.(1)          3,959,434    $ 6,307   $ 29,680  $ 28,650       $254      2,009,949     $49,807
---------------------------
Checkfree Corp.(2)(3)          6,411,000       --         --         --         --       6,411,000     235,155
---------------------------
Cheesecake
Factory Inc.(1)(2)(3)          2,754,000       --       43,172    18,725        --       2,227,633      68,366(4)
---------------------------
China Yuchai
International Limited(1)(2)    2,178,000       --       62,991   (34,960)       --          --              --
---------------------------
Digital River Inc.(2)(3)       3,764,000       --       40,729       521        --       2,393,952      63,679
---------------------------
Inamed Corp.(1)(2)             2,502,000       --      127,107    42,902        --          --              --
---------------------------
PF Chang's China
Bistro, Inc.(1)(2)(3)          2,175,000       --       54,520    24,667        --         825,620      45,838
---------------------------
Sina Corp.(1)(2)               2,638,000     18,765    103,483   (27,765)       --          --              --
--------------------------------------------------------------------------------------------------------------------
                                            $25,072   $461,682  $ 52,740       $254                   $462,845
====================================================================================================================

(1)  Issuer was not an affiliate at April 30, 2005.

(2)  Non-income producing.

(3)  Security, or a portion thereof, was on loan as of April 30, 2005.

(4)  Includes  adjustments  for shares  received from a stock split and/or stock spinoff during the period.

6. SECURITIES LENDING

As of April 30, 2005, securities in the fund valued at $644,085 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$657,699. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2005.

(continued)

------
20

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                   $17,106,172
================================================================================
Gross tax appreciation of investments                              $4,841,074
---------------------------------------------
Gross tax depreciation of investments                                (161,415)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $4,679,659
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

Following are the capital loss carryover amount as of October 31, 2004:

--------------------------------------------------------------------------------
Accumulated capital losses                                        $(2,602,763)
--------------------------------------------------------------------------------

The accumulated capital loss listed above represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

---------------------------------------------------------
                  2010                  2011
---------------------------------------------------------
              $(2,421,502)           $(181,261)
---------------------------------------------------------

------
21

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------
                             2005(1)       2004       2003       2002       2001       2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------
Net Asset Value,
Beginning of Period          $27.17       $26.01     $21.83     $25.09     $41.45     $38.97
----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)             0.04        (0.05)     (0.02)      0.06      (0.06)     (0.28)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 (0.02)        1.21       4.26      (3.32)    (11.89)      4.14
----------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.02         1.16       4.24      (3.26)    (11.95)      3.86
----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             --           --       (0.06)       --        --          --
--------------------------
  From Net
  Realized Gains                --           --         --         --       (4.41)     (1.38)
----------------------------------------------------------------------------------------------
  Total Distributions           --           --       (0.06)       --       (4.41)     (1.38)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $27.19       $27.17     $26.01     $21.83     $25.09     $41.45
==============================================================================================
  TOTAL RETURN(3)              0.07%        4.46%     19.50%    (12.99)%   (31.44)%     9.81%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.99%(4)        0.99%      1.00%       0.99%      0.98%     0.99%
--------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets       0.27%(4)      (0.20)%    (0.09)%       0.24%    (0.18)%   (0.64)%
--------------------------
Portfolio Turnover Rate          22%          34%        82%         92%        86%       62%
--------------------------
Net Assets,
End of Period
(in millions)                $19,343      $20,708    $21,341     $18,616    $24,560   $38,461
----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
22

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                2005(1)       2004       2003       2002       2001        2000
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $27.44       $26.22     $22.02     $25.24     $41.65      $39.13
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                0.06        --(3)       0.02       0.11       0.01       (0.20)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                    (0.01)        1.22       4.29      (3.33)    (11.94)       4.10
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.05         1.22       4.31      (3.22)    (11.93)       3.90
---------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                --           --       (0.11)       --         --          --
--------------------------
  From Net
  Realized Gains                   --           --         --         --       (4.48)      (1.38)
---------------------------------------------------------------------------------------------------
  Total Distributions              --           --       (0.11)       --       (4.48)      (1.38)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $27.49       $27.44     $26.22     $22.02     $25.24      $41.65
===================================================================================================
  TOTAL RETURN(4)                 0.18%        4.65%     19.66%    (12.76)%   (31.25)%      9.87%

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.79%(5)        0.79%      0.80%       0.79%      0.78%      0.79%
--------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets          0.47%(5)        0.00%      0.11%       0.44%      0.02%    (0.44)%
--------------------------
Portfolio Turnover Rate             22%          34%        82%         92%        86%        62%
--------------------------
Net Assets,
End of Period
(in thousands)               $1,280,011   $1,055,145   $822,333    $556,316   $593,436   $763,304
---------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net  asset  value to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
23

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
                              2005(1)        2004        2003        2002        2001         2000
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $26.85        $25.77      $21.62      $24.92      $41.23      $38.80
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)              --(3)        (0.12)      (0.08)       --(3)      (0.13)      (0.40)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  (0.01)         1.20        4.24       (3.30)     (11.87)       4.21
-----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (0.01)         1.08        4.16       (3.30)     (12.00)       3.81
-----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             --            --         (0.01)       --           --          --
--------------------------
  From Net
  Realized Gains                --            --           --         --         (4.31)      (1.38)
-----------------------------------------------------------------------------------------------------
  Total Distributions           --            --         (0.01)       --         (4.31)      (1.38)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $26.84        $26.85      $25.77      $21.62      $24.92      $41.23
=====================================================================================================
TOTAL RETURN(4)                (0.04)%        4.19%      19.24%     (13.24)%    (31.69)%      9.72%

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.24%(5)        1.24%       1.25%        1.24%       1.23%      1.24%
--------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets         0.02%(5)      (0.45)%     (0.34)%      (0.01)%     (0.43)%    (0.89)%
--------------------------
Portfolio Turnover Rate            22%          34%         82%          92%         86%        62%
--------------------------
Net Assets,
End of Period
(in thousands)                $623,888      $738,032   $643,144     $391,968    $437,024   $521,187
-----------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2005 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net  asset  value to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
24

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                          C CLASS
---------------------------------------------------------------------------------------------
                                2005(1)        2004        2003        2002        2001(2)
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $26.44        $25.57      $21.59      $25.09       $25.53
---------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(3)         (0.11)        (0.32)      (0.26)      (0.19)        --(4)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                     --(4)         1.19        4.24       (3.31)       (0.44)
---------------------------------------------------------------------------------------------
  Total From
Investment Operations            (0.11)         0.87        3.98       (3.50)       (0.44)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $26.33        $26.44      $25.57      $21.59       $25.09
=============================================================================================
  TOTAL RETURN(5)                (0.42)%        3.40%      18.43%     (13.95)%      (1.72)%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.99%(6)        1.99%       2.00%        1.99%     1.99%(6)
--------------------------
Ratio of Net
Investment Loss
to Average Net Assets         (0.73)%(6)      (1.20)%     (1.09)%      (0.76)%   (3.10)%(6)
--------------------------
Portfolio Turnover Rate              22%          34%         82%          92%       86%(7)
--------------------------
Net Assets,
End of Period
(in thousands)                    $5,928       $4,836      $2,232         $502          $95
---------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2005 (unaudited).

(2)  October 29, 2001 (commencement of sale) through October 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
25

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------
                                                             R CLASS
-------------------------------------------------------------------------------------
                                             2005(1)          2004          2003(2)
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                          $27.01          $25.99         $24.87
-------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(3)                      (0.02)          (0.22)         (0.04)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      (0.01)           1.24           1.16
-------------------------------------------------------------------------------------
  Total From Investment Operations            (0.03)           1.02           1.12
-------------------------------------------------------------------------------------
Net Asset Value, End of Period               $26.98          $27.01         $25.99
=====================================================================================
  TOTAL RETURN(4)                             (0.11)%          3.92%          4.50%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.38%(5)(6)          1.49%       1.50%(5)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                   (0.12)%(5)(6)        (0.70)%     (0.81)%(5)
-------------------------------------
Portfolio Turnover Rate                           22%            34%         82%(7)
-------------------------------------
Net Assets, End of Period
(in thousands)                                 $5,914         $4,545             $3
-------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2005 (unaudited).

(2)  August 29, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net  asset  value to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  During the six months  ended April 30, 2005,  the class  received a partial reimbursement  of its  service  and  distribution  fee.  Had  fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized  ratio of net investment  income to average net assets would have been 1.49% and -0.23%, respectively.

(7)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
26

Share Class Information

Five classes of shares are authorized for sale by Ultra: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class, C Class, and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
27

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form
N-Q. The N-Q available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The also complete schedule of portfolio holdings for the most recent quarter of fiscal year available on Web site at and, upon request, by calling 1-800-345-2021.

------
28

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

------
29

Notes

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

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AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                 PRSRT STD
P.O. Box 419200                                          U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                AMERICAN CENTURY
                                                             COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0506
SH-SAN-43961S

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

American Century Investments

SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

Growth Fund
Focused Growth Fund
Heritage Fund
Vista(SM) Fund

[american century logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GROWTH FUND

FOCUSED GROWTH FUND

HERITAGE FUND

VISTA FUND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Growth, Focused
Growth, Heritage and Vista funds for the six months ended April 30, 2005, as applicable.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
October 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CHAIRMAN

/s/James E. Stowers III
James E. Stowers III
CO-CHAIRMAN OF THE BOARD

------
1

Growth - Performance

 TOTAL RETURNS AS OF APRIL 30, 2005
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------
                                                                SINCE        INCEPTION
                          1 YEAR      5 YEARS     10 YEARS     INCEPTION       DATE
----------------------------------------------------------------------------------------
 INVESTOR CLASS            4.99%      -8.68%        7.12%       14.85%       6/30/71(1)
----------------------------------------------------------------------------------------
 RUSSELL 1000
 GROWTH INDEX(2)           0.40%     -10.75%        7.71%       N/A(3)           --
----------------------------------------------------------------------------------------
 Institutional Class       5.21%      -8.48%           --        4.04%         6/16/97
----------------------------------------------------------------------------------------
 Advisor Class             4.71%      -8.94%           --        4.25%         6/4/97
----------------------------------------------------------------------------------------
 C Class                   3.97%          --           --       -2.03%        11/28/01
----------------------------------------------------------------------------------------
 R Class                   4.46%          --           --        6.93%         8/29/03
----------------------------------------------------------------------------------------

(1) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings - Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by
    Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Benchmark began 12/29/78.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-------------------------------------------------------------------------------------------------------
                   1996     1997    1998    1999    2000     2001     2002     2003     2004     2005
-------------------------------------------------------------------------------------------------------
 Investor Class   16.31%   13.30%  44.50%  24.48%  32.16%  -27.72%  -15.05%  -16.33%   17.74%    4.99%
-------------------------------------------------------------------------------------------------------
 Russell 1000
 Growth Index     32.55%   22.06%  42.09%  26.53%  27.58%  -32.25%  -20.10%  -14.35%   21.65%    0.40%
-------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Growth - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE GROWTH INVESTMENT TEAM: PRESCOTT LEGARD AND GREG
WOODHAMS.

Growth gained 1.34%* during the six months ended April 30, 2005, outperforming the 1.14% rise of its benchmark, the Russell 1000 Growth Index.

Growth has returned an average of 14.85% on an annual basis since its inception
June 30, 1971. Its most recent one-year return of 4.99% ranks in the top 12%
(77th out of 659) in its Lipper large-cap growth peer group. The portfolio's average five-year return, down 8.68%, ranks in the top 42% of that group (173rd out of 420), and its 10-year return of 7.12% ranks in the top 52% (71st out of
137). The average return of the Lipper group was 1.13%, -9.52%, and 7.08%, for the one-, five-, and 10-year periods ended April 30, 2005, respectively (refer to footnote 2 on page 2).

EQUITIES GAIN AMID CHALLENGES

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004 despite record-high oil prices, rising interest rates and a modest increase of underlying inflation. Stocks were able to post positive returns for the six months ended April 30, 2005, but most of those gains came in the last two months of 2004. Over the past six months, the value style of investing continued to outperform growth, and midsize companies performed better than the large companies the fund generally invests in. The best performing sectors of the
Russell 1000 Growth Index over this time period were: utilities, energy and healthcare. Financials, consumer discretionary and materials were underperformers.

STOCK SELECTION KEYS RESULTS

Growth's performance was lifted by favorable stock selection in the materials, financials, industrials and consumer staples sectors. The biggest lift came from stock selection in the materials sector in which the portfolio's holdings in aggregate gained roughly 38%. Monsanto was a top contributor as the agricultural biotechnology company experienced increased corn seed sales and higher revenues for Roundup(reg.tm) and other herbicides.

The industrials sector also generated solid returns in the portfolio.
Investments in industrial conglomerates boosted results as did holdings in the

TOP TEN HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Johnson & Johnson                         5.1%                  2.9%
--------------------------------------------------------------------------------
General Electric Co.                      4.3%                  3.3%
--------------------------------------------------------------------------------
Microsoft Corporation                     3.8%                  3.5%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                 3.3%                  3.3%
--------------------------------------------------------------------------------
PepsiCo, Inc.                             2.9%                  2.4%
--------------------------------------------------------------------------------
Intel Corp.                               2.8%                  3.2%
--------------------------------------------------------------------------------
Cisco Sytems Inc.                         2.4%                  3.2%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.3%                  2.0%
--------------------------------------------------------------------------------
EMC Corp.                                 2.1%                  1.1%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                         2.1%                  1.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
Returns for periods less than one year are not annualized.

(continued)

------
4

Growth - Portfolio Commentary

aerospace and defense industry. Aviation electronics manufacturer Rockwell
Collins was a top contributor. The maker of avionics, cockpit radios and navigation systems said earnings soared and raised its 2005 earnings and revenue guidance based on steady military sales and the recovery of the commercial-air industry.

Stock selection in the financials sector, particularly in the thrifts/mortgage finance industry, was additive to performance as compared to the benchmark.
Moreover, brokerage firms in the capital markets industry benefited from renewed merger, trading and new issuance activity.

The consumer staples sector was another area of solid performance in the portfolio. CVS Corp.'s earnings rose as the drug-store chain experienced strong sales, driven in part by its acquisition last year of Eckerd. Consumer products maker Gillette was another standout, benefiting from its pending acquisition by
Procter & Gamble.

MIXED RESULTS

The portfolio's health care stake produced mixed results. Investments in manufacturers of health care equipment and supplies companies, such as C.R.
Bard, advanced. However, an underweight position in health care services and stock selection in the biotechnology industries hindered performance compared to the benchmark. One of the top detractors to returns was biopharmaceutical company Biogen Idec. Its share price declined on the unexpected withdrawal of the new drug Tysabri following the death of a patient who was being treated for multiple sclerosis. The stock was removed from the portfolio.

In the consumer discretionary sector, Growth was slowed by media companies. The portfolio's shares of Univision, a leading Spanish-language media company in the
U.S., declined after the company lowered its guidance for fourth quarter results. Growth's information technology stake was another area of weakness.
Teradyne was the chief detractor after the semiconductor testing equipment company posted a net loss as quarterly sales fell below expectations. The stock was sold.

OUR COMMITMENT

Portfolio manager Tim Reynolds left American Century Investments in February to pursue another career opportunity. Greg Woodhams, a Growth manager since 1997, and Prescott LeGard, a member of the team since 1999, remain at the portfolio's helm. They remain committed to their long-standing investment strategy of identifying larger-sized companies best able to sustain business improvement.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2005

--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Pharmaceuticals                          10.6%                  9.3%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                8.3%                  9.1%
--------------------------------------------------------------------------------
Semiconductors &  Semiconductor
Equipment                                 7.9%                  7.2%
--------------------------------------------------------------------------------
Industrial Conglomerates                  6.4%                  5.3%
--------------------------------------------------------------------------------
Communications
Equipment                                 4.9%                  6.0%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO

--------------------------------------------------------------------------------
                                        % OF FUND              % OF FUND
                                        INVESTMENTS           INVESTMENTS
                                           AS OF                 AS OF
                                          4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                             98.6%                 98.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                1.4%                  1.7%
--------------------------------------------------------------------------------

------
5

Growth - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%

AEROSPACE & DEFENSE - 2.8%
------------------------------------------------------------------------------
    1,572,100    Rockwell Collins                                $    72,127
------------------------------------------------------------------------------
      600,900    United Technologies Corp.                            61,124
------------------------------------------------------------------------------
                                                                     133,251
------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.9%
------------------------------------------------------------------------------
      619,200    United Parcel Service, Inc. Cl B                     44,155
------------------------------------------------------------------------------
BEVERAGES - 3.6%
------------------------------------------------------------------------------
      672,500    Coca-Cola Company (The)                              29,213
------------------------------------------------------------------------------
    2,478,200    PepsiCo, Inc.                                       137,887
------------------------------------------------------------------------------
                                                                     167,100
------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.9%
------------------------------------------------------------------------------
      977,800    Amgen Inc.(1)                                        56,918
------------------------------------------------------------------------------
    1,123,400    Celgene Corp.(1)                                     42,588
------------------------------------------------------------------------------
      531,500    Invitrogen Corp.(1)                                  38,943
------------------------------------------------------------------------------
                                                                     138,449
------------------------------------------------------------------------------
CAPITAL MARKETS - 2.9%
------------------------------------------------------------------------------
      573,500    Goldman Sachs Group, Inc. (The)                      61,244
------------------------------------------------------------------------------
    1,649,900    Northern Trust Corp.                                 74,295
------------------------------------------------------------------------------
                                                                     135,539
------------------------------------------------------------------------------
CHEMICALS - 1.7%
------------------------------------------------------------------------------
    1,331,700    Monsanto Co.                                         78,064
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
------------------------------------------------------------------------------
      962,000    Monster Worldwide Inc.(1)                            22,136
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 4.9%
------------------------------------------------------------------------------
    1,775,700    Avaya Inc.(1)                                        15,413
------------------------------------------------------------------------------
    6,650,900    Cisco Systems Inc.(1)                               114,928
------------------------------------------------------------------------------
      993,300    Juniper Networks, Inc.(1)                            22,439
------------------------------------------------------------------------------
      682,000    QUALCOMM Inc.                                        23,795
------------------------------------------------------------------------------
    1,754,200    Scientific-Atlanta, Inc.                             53,643
------------------------------------------------------------------------------
                                                                     230,218
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.4%
------------------------------------------------------------------------------
      780,100    Apple Computer, Inc.(1)                              28,130
------------------------------------------------------------------------------
    2,249,800    Dell Inc.(1)                                         78,361
------------------------------------------------------------------------------
    7,627,100    EMC Corp.(1)                                        100,067
------------------------------------------------------------------------------
                                                                     206,558
------------------------------------------------------------------------------
CONSUMER FINANCE - 1.9%
------------------------------------------------------------------------------
    1,717,700    American Express Co.                                 90,523
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
------------------------------------------------------------------------------
      708,800    J.P. Morgan Chase & Co.                              25,155
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 4.2%
------------------------------------------------------------------------------
    1,701,300    CVS Corp.                                            87,753
------------------------------------------------------------------------------
    2,347,400    Wal-Mart Stores, Inc.                               110,656
------------------------------------------------------------------------------
                                                                     198,409
------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
------------------------------------------------------------------------------
FOOD PRODUCTS - 1.0%
------------------------------------------------------------------------------
      598,700    Delta and Pine Land Company                     $    15,087
------------------------------------------------------------------------------
      912,900    McCormick & Company, Inc.                            31,577
------------------------------------------------------------------------------
                                                                      46,664
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.3%
------------------------------------------------------------------------------
    1,362,500    Bard (C.R.), Inc.                                    96,970
------------------------------------------------------------------------------
    1,239,000    Becton Dickinson & Co.                               72,506
------------------------------------------------------------------------------
      508,800    Cooper Companies, Inc. (The)                         34,369
------------------------------------------------------------------------------
      877,900    Edwards Lifesciences Corporation(1)                  38,663
------------------------------------------------------------------------------
      394,300    Guidant Corp.                                        29,210
------------------------------------------------------------------------------
    1,794,900    Hospira Inc.(1)                                      60,219
------------------------------------------------------------------------------
    1,077,600    Medtronic, Inc.                                      56,790
------------------------------------------------------------------------------
                                                                     388,727
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
------------------------------------------------------------------------------
    1,002,200    Covance Inc.(1)                                      45,740
------------------------------------------------------------------------------
      726,800    Triad Hospitals Inc.(1)                              37,249
------------------------------------------------------------------------------
                                                                      82,989
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
------------------------------------------------------------------------------
      901,100    Carnival Corporation                                 44,046
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 4.2%
-----------------------------------------------------------------
      718,600    Kimberly-Clark Corp.                                 44,877
-------------------------------------------------------------------------------
    2,837,700    Procter & Gamble Co. (The)                          153,661
-------------------------------------------------------------------------------
                                                                     198,538
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 6.4%
------------------------------------------------------------------------------
      281,000    3M Co.                                               21,488
------------------------------------------------------------------------------
    5,580,600    General Electric Co.                                202,017
------------------------------------------------------------------------------
    1,007,400    Textron Inc.                                         75,908
------------------------------------------------------------------------------
                                                                     299,413
------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.6%
------------------------------------------------------------------------------
      928,800    eBay Inc.(1)                                         29,471
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 3.9%
------------------------------------------------------------------------------
      271,800    Google Inc. Cl A(1)                                  59,796
------------------------------------------------------------------------------
    1,026,600    VeriSign, Inc.(1)                                    27,164
------------------------------------------------------------------------------
    2,735,800    Yahoo! Inc.(1)                                       94,412
------------------------------------------------------------------------------
                                                                     181,372
------------------------------------------------------------------------------
IT SERVICES - 1.1%
------------------------------------------------------------------------------
    1,751,200   Paychex, Inc.                                         53,587
------------------------------------------------------------------------------
MEDIA - 3.4%
------------------------------------------------------------------------------
    1,472,700    Disney (Walt) Co.                                    38,879
------------------------------------------------------------------------------
      460,569    Getty Images Inc.(1)                                 32,954
------------------------------------------------------------------------------
    3,380,300    News Corp.                                           51,651
------------------------------------------------------------------------------
    1,355,500    Univision Communications Inc. Cl A(1)                35,636
------------------------------------------------------------------------------
                                                                     159,120
------------------------------------------------------------------------------
MULTILINE RETAIL - 2.8%
------------------------------------------------------------------------------
    2,431,900    Dollar General Corp.                                 49,489
------------------------------------------------------------------------------
      950,800    Kohl's Corp.(1)                                      45,258
------------------------------------------------------------------------------
      834,400    Target Corporation                                   38,716
------------------------------------------------------------------------------
                                                                     133,463
------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
6

Growth - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
-------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 1.8%
-------------------------------------------------------------------------------
    1,508,100    Apache Corp.                                   $    84,891
-------------------------------------------------------------------------------
PERSONAL PRODUCTS - 2.5%
-------------------------------------------------------------------------------
      641,000    Alberto-Culver Company Cl B                         28,525
-------------------------------------------------------------------------------
    1,754,000    Gillette Company                                    90,576
-------------------------------------------------------------------------------
                                                                    119,101
-------------------------------------------------------------------------------
PHARMACEUTICALS - 10.6%
-------------------------------------------------------------------------------
      786,900    Eli Lilly and Company                               46,010
-------------------------------------------------------------------------------
    3,488,300    Johnson & Johnson                                  239,402
-------------------------------------------------------------------------------
    1,264,000    Novartis AG ORD                                     61,169
-------------------------------------------------------------------------------
      642,100    Novo Nordisk A/S Cl B ORD                           32,329
-------------------------------------------------------------------------------
    1,953,800    Pfizer, Inc.                                        53,085
-------------------------------------------------------------------------------
      540,600    Roche Holding AG ORD                                64,884
-------------------------------------------------------------------------------
                                                                    496,879
-------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 7.9%
-------------------------------------------------------------------------------
      860,800    Altera Corp.(1)                                     17,844
-------------------------------------------------------------------------------
    3,992,700    Applied Materials, Inc.(1)                          59,372
-------------------------------------------------------------------------------
    1,861,600    Broadcom Corp.(1)                                   55,680
-------------------------------------------------------------------------------
    5,693,900    Intel Corp.                                        133,922
-------------------------------------------------------------------------------
    1,543,600    Linear Technology Corp.                             55,168
-------------------------------------------------------------------------------
    2,574,900    National Semiconductor Corp.                        49,129
-------------------------------------------------------------------------------
                                                                    371,115
-------------------------------------------------------------------------------
SOFTWARE - 4.3%
-------------------------------------------------------------------------------
      239,800    Electronic Arts Inc.(1)                             12,803
-------------------------------------------------------------------------------
    7,051,500    Microsoft Corporation                              178,403
-------------------------------------------------------------------------------
    1,079,900    Oracle Corp.(1)                                     12,484
-------------------------------------------------------------------------------
                                                                    203,690
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 3.5%
-------------------------------------------------------------------------------
    1,349,800    AnnTaylor Stores Corp.(1)                      $    33,057
------------------------------------------------------------------------------
    1,512,500    Home Depot, Inc.                                    53,497
------------------------------------------------------------------------------
      684,752    Ross Stores, Inc.                                   18,297
------------------------------------------------------------------------------
    1,465,200    Weight Watchers
                 International Inc.(1)                               61,171
------------------------------------------------------------------------------
                                                                    166,022
------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
-------------------------------------------------------------------------------
      516,400    NIKE, Inc. Cl B                                     39,665
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.3%
-------------------------------------------------------------------------------
    1,059,600    MGIC Investment Corp.                               62,516
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $4,073,943)                                                 4,630,826
------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 1.4%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.17%-8.875%,
2/15/13-2/15/19, valued at $64,892), in a
joint trading account at 2.78%, dated 4/29/05,
due 5/2/05 (Delivery value $63,615)
(Cost $63,600)                                                       63,600
-----------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.7%
(Cost $4,137,543)                                                 4,694,426
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.3%                                  14,802
-----------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $4,709,228
=============================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                       ($ IN THOUSANDS)
    Contracts to Sell        Settlement Date    Value       Unrealized Gain (Loss)
------------------------------------------------------------------------------------
74,812,050 CHF for USD            5/31/05        $62,646              $488
------------------------------------------------------------------------------------
96,796,575 DKK for USD            5/31/05         16,731               149
------------------------------------------------------------------------------------
                                                 $79,377              $637
                                             =======================================

(Value on Settlement Date $80,014)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

 NOTES TO SCHEDULE OF INVESTMENTS

CHF = Swiss Franc

DKK = Danish Krone

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
7

Focused Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                            SINCE               INCEPTION
                                          INCEPTION(1)             DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                              -3.50%                2/28/05
--------------------------------------------------------------------------------
BLENDED INDEX                               -3.66%                  --
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                -3.69%                  --
--------------------------------------------------------------------------------
S&P 500 Index(2)                            -3.63%                  --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund is considered non-diversified and has the potential for wide performance swings, both up and down. The fund's investment approach may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
8

Focused Growth - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE FOCUSED GROWTH INVESTMENT TEAM: JOE REILAND AND
GREGORY WOODHAMS.

American Century launched Focused Growth on February 28, 2005. During the two-month period from inception through April 30, 2005, the portfolio declined
3.50%, outperforming its blended index (defined on page 61), which fell 3.66%.
The blended index's return reflected the performance of its components: the
Russell 1000 Growth Index and the S&P 500 Index, which declined 3.69% and 3.63%, respectively.

INVESTMENT STRATEGY OVERVIEW

Unlike other funds, Focused Growth normally limits its investments to a core group of approximately 25-45 common stocks. The portfolio managers look for stocks of companies they believe will increase in value over time using a bottom-up approach to stock selection. This means they base their investment decisions on their analysis of individual companies, rather than on broad economic forecasts. Using American Century's extensive database, as well as other analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings and revenues. They also look for additional signs of business improvement, such as increasing cash flows, and other indications of the relative strength of a company's business.

Under normal market conditions, the portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. The majority of the fund's investment universe includes stocks listed in the Russell 1000 Growth and S&P
500 indices.

MARKET OVERVIEW

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004. The stock market struggled in the early months of 2005 as crude oil prices rose, underlying inflation modestly

TOP TEN HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                                                % OF
                                                             NET ASSETS
                                                                AS OF
                                                               4/30/05
--------------------------------------------------------------------------------
General Electric Co.                                            5.0%
--------------------------------------------------------------------------------
Johnson & Johnson                                               5.0%
--------------------------------------------------------------------------------
Becton Dickinson & Co.                                          4.8%
--------------------------------------------------------------------------------
NIKE, Inc. Cl B                                                 4.7%
--------------------------------------------------------------------------------
MGIC Investment Corp.                                           4.6%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                            4.5%
--------------------------------------------------------------------------------
Paychex, Inc.                                                   4.5%
--------------------------------------------------------------------------------
Rockwell Collins                                                4.2%
--------------------------------------------------------------------------------
Monsanto Co.                                                    3.9%
--------------------------------------------------------------------------------
Textron Inc.                                                    3.8%
--------------------------------------------------------------------------------

(continued)

------
9

Focused Growth - Portfolio Commentary

increased, and the Federal Reserve continued to raise interest rates. Health care was the only sector in the Russell 1000 Growth Index to post a positive total return in the two-month time period of this fund's report.

PERFORMANCE REVIEW

A number of positions in the portfolio that performed well in the short time frame since the fund's launch came from the health care sector. Johnson &
Johnson was a top contributor. The major pharmaceutical company announced record profit and sales for the first quarter, bolstered by growth in medical devices and diagnostics. Hospira, one of the largest hospital products manufacturers in the United States, was another leading contributor.

The portfolio's holdings in the Internet software and services industry in aggregate gained roughly 11% in the period. The advance was spurred by strong quarterly earnings reports from bellwethers Google and Yahoo!.

On the downside, athletic shoe maker Nike underperfomed during the period.
Oil-services company Apache also detracted from performance. Its share price declined along with crude oil prices. Wal-Mart was another disappointment. The retail giant said unseasonable weather weighed on sales of lawn and garden items, clothes and other high-margin goods. In addition, high gasoline prices hurt sales and margins.

OUR COMMITMENT

The Focused Growth management team remains committed to its investment strategy of identifying companies that appear best able to sustain business improvement. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                                                % OF
                                                             NET ASSETS
                                                                AS OF
                                                               4/30/05
--------------------------------------------------------------------------------
Industrial Conglomerates                                        8.8%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                7.9%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                                         6.8%
--------------------------------------------------------------------------------
Multiline Retail                                                5.6%
--------------------------------------------------------------------------------
Pharmaceuticals                                                 5.0%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------

                                                            % OF FUND
                                                           INVESTMENTS
                                                              AS OF
                                                             4/30/05
--------------------------------------------------------------------------------
Common Stocks                                                 100.0%
--------------------------------------------------------------------------------

------
10

Focused Growth - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 4.3%
--------------------------------------------------------------------------
    3,868    Rockwell Collins                                    $   177
--------------------------------------------------------------------------
BEVERAGES - 3.3%
--------------------------------------------------------------------------
    2,480    PepsiCo, Inc.                                           138
-------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%
--------------------------------------------------------------------------
      542    Invitrogen Corp.(1)                                      40
--------------------------------------------------------------------------
CAPITAL MARKETS - 2.2%
--------------------------------------------------------------------------
    1,995    Northern Trust Corp.                                     90
--------------------------------------------------------------------------
CHEMICALS - 3.9%
--------------------------------------------------------------------------
    2,757    Monsanto Co.                                            162
-------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES(2)
--------------------------------------------------------------------------
       24    Monster Worldwide Inc.(1)                                 1
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.1%
--------------------------------------------------------------------------
      501    Juniper Networks, Inc.(1)                                11
-------------------------------------------------------------------------
    1,074    Scientific-Atlanta, Inc.                                 33
-------------------------------------------------------------------------
                                                                      44
-------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.8%
--------------------------------------------------------------------------
      593    Apple Computer, Inc.(1)                                  21
-------------------------------------------------------------------------
    1,623    Dell Inc.(1)                                             57
-------------------------------------------------------------------------
    9,298    EMC Corp.(1)                                            122
-------------------------------------------------------------------------
                                                                     200
-------------------------------------------------------------------------
CONSUMER FINANCE - 3.3%
--------------------------------------------------------------------------
    2,572    American Express Co.                                    136
-------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 3.0%
--------------------------------------------------------------------------
    2,660    Wal-Mart Stores, Inc.                                   125
-------------------------------------------------------------------------
FOOD PRODUCTS - 2.5%
--------------------------------------------------------------------------
    4,163    Delta and Pine Land Company                             105
-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.9%
--------------------------------------------------------------------------
    1,087    Bard (C.R.), Inc.                                        77
-------------------------------------------------------------------------
    3,417    Becton Dickinson & Co.                                  201
-------------------------------------------------------------------------
      372    Edwards Lifesciences Corporation(1)                      16
-------------------------------------------------------------------------
    1,013    Hospira Inc.(1)                                          34
-------------------------------------------------------------------------
       65    Medtronic, Inc.                                           3
-------------------------------------------------------------------------
                                                                     331
-------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 3.2%
--------------------------------------------------------------------------
    2,915    Covance Inc.(1)                                         133
-------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
--------------------------------------------------------------------------
      610    Carnival Corporation                                     30
--------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 4.5%
--------------------------------------------------------------------------
    3,022    Kimberly-Clark Corp.                                    189
-------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 8.8%
--------------------------------------------------------------------------
    5,757    General Electric Co.                                    208
-------------------------------------------------------------------------
    2,088    Textron Inc.                                            157
-------------------------------------------------------------------------
                                                                     365
-------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                  Value
------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES - 3.0%
------------------------------------------------------------------------
      220    Google Inc. Cl A(1)                                 $   48
------------------------------------------------------------------------
    2,188    Yahoo! Inc.(1)                                          76
------------------------------------------------------------------------
                                                                    124
------------------------------------------------------------------------
IT SERVICES - 4.5%
------------------------------------------------------------------------
    6,098    Paychex, Inc.                                          187
------------------------------------------------------------------------
MEDIA - 4.4%
------------------------------------------------------------------------
    1,560    Getty Images Inc.(1)                                   111
------------------------------------------------------------------------
    4,755    News Corp.                                              73
------------------------------------------------------------------------
                                                                    184
------------------------------------------------------------------------
MULTILINE RETAIL - 5.6%
------------------------------------------------------------------------
    7,469    Dollar General Corp.                                   152
------------------------------------------------------------------------
    1,798    Target Corporation                                      83
-------------------------------------------------------------------------
                                                                    235
-------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 2.5%
------------------------------------------------------------------------
     1,819    Apache Corp.                                          102
-------------------------------------------------------------------------
PERSONAL PRODUCTS - 1.3%
------------------------------------------------------------------------
    1,079    Gillette Company                                        56
------------------------------------------------------------------------
PHARMACEUTICALS - 5.0%
------------------------------------------------------------------------
    3,031    Johnson & Johnson                                      208
------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.8%
------------------------------------------------------------------------
    6,010    Intel Corp.                                            141
------------------------------------------------------------------------
    1,568    Linear Technology Corp.                                 56
------------------------------------------------------------------------
    4,613    National Semiconductor Corp.                            88
------------------------------------------------------------------------
                                                                    285
------------------------------------------------------------------------
SPECIALTY RETAIL - 2.8%
------------------------------------------------------------------------
    2,801    Weight Watchers International Inc.(1)                  117
  ----------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 4.7%
------------------------------------------------------------------------
    2,571    NIKE, Inc. Cl B                                        197
------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 4.6%
------------------------------------------------------------------------
    3,233    MGIC Investment Corp.                                  191
-------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.7%
(Cost $4,284)                                                     4,152
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.3%                                  14
---------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $4,166
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
11

Heritage - Performance

 TOTAL RETURNS AS OF APRIL 30, 2005
                                       --------------------------------
                                           AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------
                                                                   SINCE      INCEPTION
                              1 YEAR     5 YEARS    10 YEARS     INCEPTION      DATE
-----------------------------------------------------------------------------------------
 INVESTOR CLASS               4.61%      -3.41%       8.18%        11.17%     11/10/87
-----------------------------------------------------------------------------------------
 RUSSELL MIDCAP
 GROWTH INDEX(1)              7.05%      -6.15%       9.38%     11.81%(2)         --
-----------------------------------------------------------------------------------------
 RUSSELL MIDCAP INDEX(1)     14.62%       5.83%      12.81%     13.71%(2)         --
-----------------------------------------------------------------------------------------
 Institutional Class          4.85%      -3.21%          --         5.19%      6/16/97
-----------------------------------------------------------------------------------------
 Advisor Class                4.29%      -3.68%          --         4.13%      7/11/97
-----------------------------------------------------------------------------------------
 C Class                      3.51%          --          --        -3.34%      6/26/01
-----------------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 10/31/87, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
12

Heritage - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-------------------------------------------------------------------------------------------------------
                    1996    1997    1998     1999     2000     2001     2002     2003     2004    2005
-------------------------------------------------------------------------------------------------------
 Investor Class    25.04%   6.01%  35.37%   -6.05%   54.89%   -7.92%   -9.34%  -19.98%   20.31%   4.61%
-------------------------------------------------------------------------------------------------------
 Russell Midcap
 Growth Index      33.79%   3.92%  40.84%   12.33%   53.02%  -29.47%  -15.01%  -16.67%   36.14%   7.05%
-------------------------------------------------------------------------------------------------------
 Russell Midcap
 Index             30.79%  10.95%  40.98%    5.93%   16.01%    0.29%   -0.70%  -14.13%   35.45%  14.62%
-------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
13

Heritage - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE HERITAGE INVESTMENT TEAM: KURT STALZER AND DAVID ROSE.

Heritage gained 5.29%* in the six months ended April 30, 2005. The Russell
Midcap Growth Index rose only 4.07% while the Russell Midcap Index increased
6.81%.

EQUITIES GAIN AMID CHALLENGES

Stocks rallied during the final stretch of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices.
However, investor optimism waned in the early months of 2005 as concern grew about the effects of rising commodity and oil prices and interest rates on the economy and corporate profit growth. Though volatility prevailed, equities ultimately booked gains for the period with value stocks generally outpacing their growth counterparts.

HEALTH CARE LEADS ADVANCE

Heritage's strongest performance came from investments in the health care sector, on average one of its largest positions. Health insurer Aetna was the top contributor, gaining roughly 55% during the period. The managed-care company's profit rose and it raised its 2005 earnings and membership forecasts based on higher-than-expected increase in new health-plan members. Medical device maker C.R. Bard also boosted performance as its shares were buoyed by a rise in profit.

However, not all was positive in the health care sector. A top detractor to returns during the period was biopharmaceutical company Elan. Its share price declined on the unexpected withdrawal of Tysabri following the death of a patient who was being treated for multiple sclerosis with this drug. The stock was sold.

Investments in the telecommunication services sector also boosted returns.
Wireless companies exposed to the flourishing Latin American market, such as NII
Holdings, performed well. They received an additional boost from

TOP TEN HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
NII Holdings Inc.                         5.1%                  4.6%
--------------------------------------------------------------------------------
National Oilwell
Varco, Inc.(1)                            3.9%                  2.9%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                         3.8%                  3.1%
--------------------------------------------------------------------------------
Aetna Inc.                                3.6%                  2.3%
--------------------------------------------------------------------------------
Monsanto Co.                              3.5%                  0.1%
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                       3.1%                  1.5%
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                           2.8%                  0.3%
--------------------------------------------------------------------------------
Station Casinos Inc.                      2.2%                  0.5%
--------------------------------------------------------------------------------
Transocean Inc.                           2.2%                  0.8%
--------------------------------------------------------------------------------
Rockwell Collins                          2.1%                    --
--------------------------------------------------------------------------------

(1) Formerly known as National-Oilwell, Inc.

*All fund returns referenced in this commentary are for Investor Class shares.
Returns for periods less than one year are not annualized.

(continued)

------
14

Heritage - Portfolio Commentary

the prospect of more wireless spectrum being auctioned by Mexico's Federal
Telecommunications Commission.

Heritage also booked gains from investments in the consumer discretionary sector. In particular, homebuilding stocks, such as Toll Brothers, prospered amid robust housing demand.

HIGH COMMODITY COSTS DOUBLE-EDGED SWORD

High oil and commodity prices were a boon to some firms and a bane to others.
Among the beneficiaries was oil-services company National Oilwell Varco, one of the portfolio's top contributors during the period. On the other hand, high oil costs as well as the cancellation of a cruise plagued Royal Caribbean Cruises, the world's No. 2 cruise company.

In a similar vein, Heritage's investment in steel manufacturer AK Steel Holding suffered, reflecting uncertainty over steel pricing, demand and China's production levels.

In the information technology sector, Heritage was slowed by its investment in
Symantec. The security software maker's shares suffered from the perception that its acquisition of Veritas Software and competition from Microsoft would slow
Symantec's growth. CACI International was another detractor. Despite the overall negative performance of technology stocks, the Heritage team found some pockets of success. For example, Apple Computer was a leading contributor, driven by strong demand for its iPod portable music player and Macintosh computers.

OUR COMMITMENT

The Heritage team remains committed to American Century's growth investment approach that has been in place for more than thirty years. It will continue to look for mid-sized and smaller companies with earnings and revenues that are growing at an accelerating rate.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Energy Equipment
& Services                               11.4%                 12.8%
--------------------------------------------------------------------------------
Health Care Providers
& Services                               10.5%                  3.8%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 9.3%                 10.0%
--------------------------------------------------------------------------------
Wireless  Telecommunication
Services                                  8.5%                  5.5%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                6.4%                  5.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                            97.2%                 99.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.8%                  1.0%
--------------------------------------------------------------------------------

------
15

Heritage - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%

AEROSPACE & DEFENSE - 4.9%
------------------------------------------------------------------------------
     78,600    Aviall Inc.(1)                                    $     2,299
------------------------------------------------------------------------------
    329,600    Goodrich Corporation                                   13,283
------------------------------------------------------------------------------
    203,700    L-3 Communications Holdings, Inc.                      14,457
------------------------------------------------------------------------------
    482,900    Rockwell Collins                                       22,154
------------------------------------------------------------------------------
                                                                      52,193
------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.3%
------------------------------------------------------------------------------
     46,900    UTI Worldwide Inc.                                      3,008
------------------------------------------------------------------------------
BEVERAGES - 1.4%
------------------------------------------------------------------------------
    282,200    Constellation Brands Inc.(1)                           14,875
-------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.5%
-------------------------------------------------------------------------------
    220,053    Affymetrix Inc.(1)                                     10,146
------------------------------------------------------------------------------
    131,600    Gilead Sciences, Inc.(1)                                4,882
------------------------------------------------------------------------------
     81,600    Martek Biosciences Corporation(1)                       3,123
------------------------------------------------------------------------------
    175,633    United Therapeutics Corp.(1)                            8,429
------------------------------------------------------------------------------
                                                                      26,580
------------------------------------------------------------------------------
CHEMICALS - 4.9%
-------------------------------------------------------------------------------
    722,959    Huntsman Corp.(1)                                      15,211
------------------------------------------------------------------------------
    629,000    Monsanto Co.                                           36,872
------------------------------------------------------------------------------
                                                                      52,083
------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.6%
-------------------------------------------------------------------------------
     27,800    City National Corp.                                     1,960
-----------------------------------------------------------------------------
     42,600    Silicon Valley Bancshares(1)                            2,019
-----------------------------------------------------------------------------
     28,400    Zions Bancorporation                                    1,989
-----------------------------------------------------------------------------
                                                                       5,968
-----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
-------------------------------------------------------------------------------
     37,079    Mobile Mini Inc.(1)                                     1,300
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.8%
-------------------------------------------------------------------------------
    190,111    F5 Networks, Inc.(1)                                    8,139
-------------------------------------------------------------------------------
    373,200    Harris Corp.                                           10,524
-------------------------------------------------------------------------------
                                                                      18,663
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.8%
-------------------------------------------------------------------------------
    546,864    Apple Computer, Inc.(1)                                19,720
------------------------------------------------------------------------------
    568,900    Seagate Technology                                     10,001
------------------------------------------------------------------------------
                                                                      29,721
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 5.1%
------------------------------------------------------------------------------
    657,566    Chicago Bridge & Iron
               Company New York Shares                                14,717
------------------------------------------------------------------------------
  1,274,000    Chiyoda Corporation ORD                                14,334
------------------------------------------------------------------------------
    211,200    Fluor Corp.                                            10,889
------------------------------------------------------------------------------
    298,100    Jacobs Engineering Group Inc.(1)                       14,520
------------------------------------------------------------------------------
                                                                      54,460
------------------------------------------------------------------------------
CONSUMER FINANCE - 0.6%
------------------------------------------------------------------------------
    374,400    Providian Financial Corp.(1)                            6,241
------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
------------------------------------------------------------------------------
DISTRIBUTORS - 0.6%
------------------------------------------------------------------------------
    327,461    Prestige Brands Holdings Inc.(1)                 $     5,894
------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.6%
------------------------------------------------------------------------------
     74,100    TXU Corp.                                              6,357
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.2%
------------------------------------------------------------------------------
    331,200    Ametek Inc.                                           12,543
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 11.4%
------------------------------------------------------------------------------
    238,500    ENSCO International Inc.                               7,775
------------------------------------------------------------------------------
    143,868    Hydril Co.(1)                                          7,567
------------------------------------------------------------------------------
     83,102    Nabors Industries Ltd.(1)                              4,477
------------------------------------------------------------------------------
  1,039,556    National Oilwell Varco, Inc.(1)                       41,313
------------------------------------------------------------------------------
    225,700    Noble Corp.                                           11,488
------------------------------------------------------------------------------
    333,400    Pride International Inc.(1)                            7,435
------------------------------------------------------------------------------
     84,100    Smith International, Inc.                              4,893
------------------------------------------------------------------------------
    495,700    Transocean Inc.(1)                                    22,986
------------------------------------------------------------------------------
    240,400    Weatherford International Ltd.(1)                     12,537
------------------------------------------------------------------------------
                                                                    120,471
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.6%
------------------------------------------------------------------------------
    113,500   CVS Corp.                                               5,854
-----------------------------------------------------------------------------
FOOD PRODUCTS - 0.8%
------------------------------------------------------------------------------
    263,300    Smithfield Foods Inc.(1)                               7,967
-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
------------------------------------------------------------------------------
    561,300    Bard (C.R.), Inc.                                     39,947
-----------------------------------------------------------------------------
    143,422    Immucor, Inc.(1)                                       4,280
-----------------------------------------------------------------------------
    263,976    Intuitive Surgical Inc.(1)                            11,335
-----------------------------------------------------------------------------
    193,600    ResMed Inc.(1)                                        12,023
-----------------------------------------------------------------------------
                                                                     67,585
-----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 10.5%
-----------------------------------------------------------------------------
    525,936    Aetna Inc.                                            38,589
-----------------------------------------------------------------------------
    507,800    Caremark Rx Inc.(1)                                   20,337
-----------------------------------------------------------------------------
    148,300    Community Health Systems Inc.(1)                       5,406
-----------------------------------------------------------------------------
    243,733    Covance Inc.(1)                                       11,124
-----------------------------------------------------------------------------
    140,837    Coventry Health Care Inc.(1)                           9,637
-----------------------------------------------------------------------------
    169,100    Henry Schein, Inc.(1)                                  6,343
-----------------------------------------------------------------------------
    170,151    SFBC International, Inc.(1)                            5,309
-----------------------------------------------------------------------------
    227,200    Triad Hospitals Inc.(1)                               11,644
-----------------------------------------------------------------------------
     47,700    Universal Health Services, Inc. Cl B                   2,706
-----------------------------------------------------------------------------
                                                                    111,095
-----------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 9.3%
-----------------------------------------------------------------------------
    199,438    Applebee's International Inc.                          4,942
-----------------------------------------------------------------------------
    497,491    Harrah's Entertainment, Inc.                          32,646
-----------------------------------------------------------------------------
    157,000    Orient-Express Hotels Ltd. Cl A                        4,124
-----------------------------------------------------------------------------
    170,157    Panera Bread Co.(1)                                    8,511
-----------------------------------------------------------------------------
    268,900    Penn National Gaming Inc.(1)                           8,470
-----------------------------------------------------------------------------
    302,764    Starwood Hotels & Resorts
               Worldwide, Inc.                                       16,452
-----------------------------------------------------------------------------
    367,900    Station Casinos Inc.                                  23,741
-----------------------------------------------------------------------------
                                                                     98,886
-----------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
16

Heritage - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.4%
-------------------------------------------------------------------------------
     88,918    Garmin Ltd.                                        $     3,512
-------------------------------------------------------------------------------
    113,200    Jarden Corp.(1)                                          5,057
-------------------------------------------------------------------------------
    358,300    Tempur-Pedic International Inc.(1)                       6,840
-------------------------------------------------------------------------------
                                                                       15,409
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.3%
-------------------------------------------------------------------------------
    178,800    Textron Inc.                                             13,473
-------------------------------------------------------------------------------
INSURANCE - 1.3%
-------------------------------------------------------------------------------
    106,600    Aflac Inc.                                               4,333
-------------------------------------------------------------------------------
    276,700    HCC Insurance Holdings, Inc.                             9,843
-------------------------------------------------------------------------------
                                                                       14,176
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.4%
-------------------------------------------------------------------------------
    171,300    VeriSign, Inc.(1)                                        4,533
-------------------------------------------------------------------------------
IT SERVICES - 2.6%
-------------------------------------------------------------------------------
    161,300    Alliance Data Systems Corp.(1)                           6,517
-------------------------------------------------------------------------------
    116,100    Global Payments Inc.                                     7,519
-------------------------------------------------------------------------------
    741,000    Titan Corp.(1)                                          13,300
-------------------------------------------------------------------------------
                                                                       27,336
-------------------------------------------------------------------------------
MACHINERY - 2.5%
-------------------------------------------------------------------------------
    118,070    JLG Industries Inc.                                      2,406
--------------------------------------------------------------------------------
    359,127    Joy Global Inc.                                         12,164
--------------------------------------------------------------------------------
    157,009    Oshkosh Truck Corp.                                     11,799
--------------------------------------------------------------------------------
                                                                       26,369
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 2.2%
-------------------------------------------------------------------------------
     85,600    Peabody Energy Corp.                                     3,747
-------------------------------------------------------------------------------
    135,800    Valero Energy Corp.                                      9,306
-------------------------------------------------------------------------------
    348,054    XTO Energy Inc.                                         10,501
-------------------------------------------------------------------------------
                                                                       23,554
-------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.9%
-------------------------------------------------------------------------------
    126,742    Chattem, Inc.(1)                                         5,214
-------------------------------------------------------------------------------
  1,444,961    Revlon Inc. Cl A(1)                                      4,248
-------------------------------------------------------------------------------
                                                                        9,462
-------------------------------------------------------------------------------
PHARMACEUTICALS - 3.2%
-------------------------------------------------------------------------------
    299,600    American Pharmaceutical
               Partners Inc.(1)                                        15,614
-------------------------------------------------------------------------------
    238,385    Barr Pharmaceuticals Inc.(1)                            12,363
-------------------------------------------------------------------------------
     92,400    Sepracor Inc.(1)                                         5,537
-------------------------------------------------------------------------------
                                                                       33,514
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
-------------------------------------------------------------------------------
ROAD & RAIL - 1.7%
-------------------------------------------------------------------------------
    283,000    Burlington Northern
               Santa Fe Corp.                                    $     13,654
-------------------------------------------------------------------------------
    119,100    J.B. Hunt Transport Services, Inc.                       4,656
-------------------------------------------------------------------------------
                                                                       18,310
-------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.4%
-------------------------------------------------------------------------------
    164,356    Tessera Technologies Inc.(1)                             4,365
-------------------------------------------------------------------------------
SOFTWARE - 0.6%
-------------------------------------------------------------------------------
     59,727    MicroStrategy Inc.(1)                                    2,600
-------------------------------------------------------------------------------
     77,000    Quality Systems Inc.                                     3,664
-------------------------------------------------------------------------------
                                                                        6,264
-------------------------------------------------------------------------------
SPECIALTY RETAIL - 5.9%
-------------------------------------------------------------------------------
    297,900    Abercrombie & Fitch Co.                                 16,072
-------------------------------------------------------------------------------
     58,800    Advance Auto Parts, Inc.(1)                              3,137
-------------------------------------------------------------------------------
    503,663    Bebe Stores Inc.                                        16,278
-------------------------------------------------------------------------------
    267,100    Chico's FAS, Inc.(1)                                     6,846
-------------------------------------------------------------------------------
    250,600    Foot Locker, Inc.                                        6,681
-------------------------------------------------------------------------------
    152,800    Men's Wearhouse, Inc. (The)(1)                           6,306
-------------------------------------------------------------------------------
    229,900    Michaels Stores, Inc.                                    7,633
-------------------------------------------------------------------------------
                                                                       62,953
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 8.5%
-------------------------------------------------------------------------------
    464,030    Alamosa Holdings Inc.(1)                                 6,028
-------------------------------------------------------------------------------
    603,200    America Movil SA de
               CV Series L ADR                                         29,949
-------------------------------------------------------------------------------
  1,088,148    NII Holdings Inc.(1)                                    54,483
-------------------------------------------------------------------------------
                                                                       90,460
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $936,345)                                                     1,051,922
-------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS - 2.9%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.17% - 8.875%,
2/15/13 - 2/15/19, valued at $30,915),
in a joint trading account at 2.78%,
dated 4/29/05, due 5/2/05
(Delivery value $30,307)
(Cost $30,300)                                                          30,300
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.2%
(Cost $966,645)                                                      1,082,222
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (2.2)%                                 (23,521)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $1,058,701
================================================================================

See Notes to Financial Statements.

(continued)

------
17

Heritage - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                      ($ IN THOUSANDS)

    Contracts to Sell        Settlement Date     Value       Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
742,105,000 JPY for USD           5/31/05         $7,093              $(66)
                                               =======================================

(Value on Settlement Date $7,027)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

 NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
18

Vista - Performance

 TOTAL RETURNS AS OF APRIL 30, 2005
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
---------------------------------------------------------------------------------------
                                                                SINCE      INCEPTION
                          1 YEAR       5 YEARS    10 YEARS    INCEPTION      DATE
---------------------------------------------------------------------------------------
 INVESTOR CLASS            2.10%       -4.45%       7.94%      10.30%         11/25/83
---------------------------------------------------------------------------------------
 RUSSELL MIDCAP
 GROWTH INDEX(1)           7.05%       -6.15%       9.38%      N/A(2)            --
---------------------------------------------------------------------------------------
 Institutional Class       2.30%       -4.23%          --       5.15%         11/14/96
---------------------------------------------------------------------------------------
 Advisor Class             1.83%       -4.71%          --       3.78%          10/2/96
---------------------------------------------------------------------------------------
 C Class                   1.16%           --          --       2.19%          7/18/01
---------------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Benchmark began 12/31/85.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
19

Vista - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-----------------------------------------------------------------------------------------------------------
                   1996     1997    1998     1999     2000      2001      2002     2003    2004    2005
-----------------------------------------------------------------------------------------------------------
 Investor Class   47.42%  -23.56%   26.13%  -15.78%  125.22%   -22.00%   -15.93%  -17.07%  43.43%  2.10%
-----------------------------------------------------------------------------------------------------------
 Russell Midcap
 Growth Index     33.79%    3.92%   40.84%   12.33%   53.02%   -29.47%   -15.01%  -16.67%  36.14%  7.05%
-----------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
20

Vista - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE VISTA INVESTMENT TEAM: GLENN FOGLE AND DAVID M.
HOLLOND.

American Century Vista advanced 3.42%* during the six months ended April 30,
2005, trailing the 4.07% return of its benchmark, the Russell Midcap Growth
Index. Since its inception November 25, 1983, Vista has returned an average of
10.30% on an annual basis.

'CRUDE' MARKET TREATMENT

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004, despite record-high oil prices, rising interest rates and a modest increase in underlying inflation.

Slowing economic growth and rising short-term interest rates as the period progressed also hampered markets, igniting a rotation to mid-cap and large-cap stocks. In the last half of the period, the S&P 500, consisting primarily of large-caps, fell just 1.61%, while the S&P MidCap 400 Index dropped 1.76%. By comparison, the Russell 2000 Index and S&P SmallCap 600 Index, comprising small-caps, plunged 6.87% and 5.39%, respectively.

Vista's overweight position in energy stocks proved detrimental at the beginning and the end of the period but yielded strong returns in-between. Overall, the portfolio benefited from solid security selection in the sector, and it also realized gains from an overweight stake in utilities. An underweight stake in financials also reaped positive contributions, but stock choices in information technology and health care limited gains.

ENERGY'S IMPACT

The performance of Vista's energy holdings generally mirrored the movement of crude prices, which fell at the beginning of the six-month time frame, rallied in the first quarter of 2005 then fell toward the end of the period. However, we managed to maneuver the volatility somewhat with solid stock picks. In particular, shares in Valero Energy, the leading U.S. refiner of low-grade sour crude, surged 60% during the period, and shares in Diamond Offshore Drilling rose 31%.

TOP TEN HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
TXU Corp.                                 4.2%                  3.0%
--------------------------------------------------------------------------------
NII Holdings Inc.                         3.3%                  3.6%
--------------------------------------------------------------------------------
Station Casinos Inc.                      3.1%                  2.1%
--------------------------------------------------------------------------------
Aetna Inc.                                3.1%                  2.2%
--------------------------------------------------------------------------------
Monsanto Co.                              3.0%                    --
--------------------------------------------------------------------------------
Boyd Gaming Corp.                         2.9%                  1.7%
--------------------------------------------------------------------------------
American Pharmaceutical
Partners Inc.                             2.4%                    --
--------------------------------------------------------------------------------
Apple Computer, Inc.                      2.2%                  1.7%
--------------------------------------------------------------------------------
Penn National
Gaming Inc.                               2.2%                    --
--------------------------------------------------------------------------------
Covance Inc.                              2.1%                    --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
Returns for periods less than one year are not annualized.

(continued)

------
21

Vista - Portfolio Commentary

Meanwhile, two gaming stocks continued helping the portfolio, as Boyd Gaming and
Station Casinos ranked among Vista's top 10 relative performers. The leader of that list, though, came from the portfolio's top-performing sector on a relative basis: utilities. TXU Corp., an electrical utility in Texas riding a favorable cost and pricing structure, rewarded our overweight position in the sector as its shares soared 42%.

One of Vista's longtime holdings and top five individual positions, Aetna Corp., ranked No. 2 on the portfolio's list of relative and absolute contributors.
Eyeing an opportunity in a consolidating industry with considerable pricing power, we substantially increased our stake in health care providers during the period.

HARD TIMES FOR SOFTWARE

Vista suffered from stock selection in information technology, particularly in software companies. TIBCO Software, a maker of business software, led the portfolio in relative performance in the fourth quarter of 2004 but ended the six-month period as its biggest relative detractor. TIBCO's shares fell sharply in early March 2005 after the company warned investors of surprisingly weak earnings results, and the company's cloudy outlook caused us to liquidate our position in the stock.

One gaming stock that didn't work in the period, Las Vegas Sands Corp., led all absolute detractors for Vista during the period. Finally, while we have boosted our stake in health care providers, we reduced our weighting in health care equipment and supplies as the period progressed, as several portfolio selections in that industry produced poor returns.

INVESTMENT PHILOSOPHY

We adhere to an investment process that identifies mid-sized and smaller companies with accelerating earnings and revenue. Ultimately, we believe this selection strategy will produce solid, long-term gains for our investors.

 TOP FIVE INDUSTRIES
 AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Health Care Providers
& Services                               16.3%                  2.2%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                12.2%                  7.3%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                7.7%                  6.6%
--------------------------------------------------------------------------------
Specialty Retail                          6.4%                  3.2%
--------------------------------------------------------------------------------
Pharmaceuticals                           5.5%                  0.4%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                            97.8%                 97.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.2%                  2.9%
--------------------------------------------------------------------------------

------
22

Vista - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                      Value
----------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 4.1%
----------------------------------------------------------------------------
    933,000    Goodrich Corporation                             $    37,600
----------------------------------------------------------------------------
    127,000    Precision Castparts Corp.                              9,355
----------------------------------------------------------------------------
    609,000    Rockwell Collins                                      27,941
----------------------------------------------------------------------------
                                                                     74,896
----------------------------------------------------------------------------
BEVERAGES - 1.3%
----------------------------------------------------------------------------
    326,000    Constellation Brands Inc.(1)                          17,183
----------------------------------------------------------------------------
    301,196    PepsiAmericas Inc.                                     7,437
----------------------------------------------------------------------------
                                                                     24,620
----------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
----------------------------------------------------------------------------
    309,000    Affymetrix Inc.(1)                                    14,248
----------------------------------------------------------------------------
    258,000    Celgene Corp.(1)                                       9,781
----------------------------------------------------------------------------
    196,000    United Therapeutics Corp.(1)                           9,406
----------------------------------------------------------------------------
                                                                     33,435
----------------------------------------------------------------------------
CHEMICALS - 3.0%
-----------------------------------------------------------------------------
    955,000    Monsanto Co.                                          55,982
-----------------------------------------------------------------------------
COMMERCIAL BANKS - 1.5%
----------------------------------------------------------------------------
    354,593    Colonial BancGroup Inc. (The)                          7,822
----------------------------------------------------------------------------
    198,000    Silicon Valley Bancshares(1)                           9,386
----------------------------------------------------------------------------
    133,000    Zions Bancorporation                                   9,314
----------------------------------------------------------------------------
                                                                     26,522
----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.5%
----------------------------------------------------------------------------
    399,000    Comverse Technology, Inc.(1)                           9,093
----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.0%
----------------------------------------------------------------------------
  1,150,000    Apple Computer, Inc.(1)                               41,470
----------------------------------------------------------------------------
    150,849    QLogic Corp.(1)                                        5,014
----------------------------------------------------------------------------
  1,566,000    Seagate Technology                                    27,530
----------------------------------------------------------------------------
                                                                     74,014
----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 3.8%
----------------------------------------------------------------------------
    680,000    Jacobs Engineering Group Inc.(1)                      33,123
----------------------------------------------------------------------------
  1,997,000    Shaw Group Inc. (The)(1)                              36,086
----------------------------------------------------------------------------
                                                                     69,209
----------------------------------------------------------------------------
ELECTRIC UTILITIES - 4.7%
----------------------------------------------------------------------------
    191,000    Exelon Corporation                                     9,455
----------------------------------------------------------------------------
    896,000    TXU Corp.                                             76,867
----------------------------------------------------------------------------
                                                                     86,322
----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
----------------------------------------------------------------------------
    203,000    Rockwell Automation Inc.                               9,385
----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
----------------------------------------------------------------------------
    521,000    Itron Inc.(1)                                         18,792
----------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 7.7%
----------------------------------------------------------------------------
    687,000    Diamond Offshore Drilling, Inc.                       30,303
----------------------------------------------------------------------------
    261,000    ENSCO International Inc.                               8,509
----------------------------------------------------------------------------
    264,000    Global SantaFe Corp.                                   8,870
----------------------------------------------------------------------------
    597,000    Helmerich & Payne, Inc.                               22,949
----------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
---------------------------------------------------------------------------
    775,000    National Oilwell Varco, Inc.(1)                $    30,798
---------------------------------------------------------------------------
    365,000    Noble Corp.                                         18,579
---------------------------------------------------------------------------
    161,000    Tenaris SA ADR                                       9,201
---------------------------------------------------------------------------
    281,000    Transocean Inc.(1)                                  13,030
---------------------------------------------------------------------------
                                                                  142,239
---------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.5%
---------------------------------------------------------------------------
    189,000    CVS Corp.                                            9,749
---------------------------------------------------------------------------
FOOD PRODUCTS - 1.0%
---------------------------------------------------------------------------
    298,000    Hershey Foods Corp.                                 19,042
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
---------------------------------------------------------------------------
     53,378    Advanced Medical Optics Inc.(1)                      1,974
---------------------------------------------------------------------------
    562,000    Cooper Companies, Inc. (The)                        37,964
---------------------------------------------------------------------------
    498,000    Immucor, Inc.(1)                                    14,860
---------------------------------------------------------------------------
    428,000    Intuitive Surgical Inc.(1)                          18,378
---------------------------------------------------------------------------
                                                                   73,176
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 16.3%
---------------------------------------------------------------------------
    770,000    Aetna Inc.                                          56,495
---------------------------------------------------------------------------
    927,000    Caremark Rx Inc.(1)                                 37,126
---------------------------------------------------------------------------
     48,306    Centene Corp.(1)                                     1,345
---------------------------------------------------------------------------
    164,000    Cerner Corporation(1)                                9,522
---------------------------------------------------------------------------
    200,695    Community Health Systems Inc.(1)                     7,315
---------------------------------------------------------------------------
    859,000    Covance Inc.(1)                                     39,205
---------------------------------------------------------------------------
    202,000    HCA Inc.                                            11,280
---------------------------------------------------------------------------
    398,000    Health Management
               Associates, Inc. Cl A                                9,843
---------------------------------------------------------------------------
    506,000    Henry Schein, Inc.(1)                               18,980
---------------------------------------------------------------------------
    297,000    Humana Inc.(1)                                      10,291
---------------------------------------------------------------------------
    190,000    Laboratory Corporation of
               America Holdings(1)                                  9,405
---------------------------------------------------------------------------
    239,000    LCA-Vision Inc.                                      9,366
---------------------------------------------------------------------------
    216,000    LifePoint Hospitals Inc.(1)                          9,601
---------------------------------------------------------------------------
    526,000    Pharmaceutical Product
               Development, Inc.(1)                                23,870
---------------------------------------------------------------------------
    226,000    Psychiatric Solutions, Inc.(1)                       9,723
---------------------------------------------------------------------------
    180,000    Quest Diagnostics Inc.                              19,044
---------------------------------------------------------------------------
    194,000    Triad Hospitals Inc.(1)                              9,943
---------------------------------------------------------------------------
    164,000    Universal Health Services, Inc. Cl B                 9,305
---------------------------------------------------------------------------
                                                                  301,659
---------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 12.2%
---------------------------------------------------------------------------
  1,012,000    Boyd Gaming Corp.                                   53,413
---------------------------------------------------------------------------
    274,000    Harrah's Entertainment, Inc.                        17,980
---------------------------------------------------------------------------
    324,636    Las Vegas Sands Corp.(1)                            12,158
---------------------------------------------------------------------------
    186,000    Panera Bread Co.(1)                                  9,304
---------------------------------------------------------------------------
  1,308,000    Penn National Gaming Inc.(1)                        41,202
---------------------------------------------------------------------------
    882,000    Station Casinos Inc.                                56,915
---------------------------------------------------------------------------
    604,987    WMS Industries Inc.(1)                              15,367
---------------------------------------------------------------------------
    348,000    Wynn Resorts Ltd.(1)                                18,423
---------------------------------------------------------------------------
                                                                  224,762
---------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
23

Vista - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
----------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.1%
----------------------------------------------------------------------------
    338,000    KB Home                                         $    19,266
----------------------------------------------------------------------------
    130,000    Pulte Homes Inc.                                      9,289
----------------------------------------------------------------------------
    123,000    Toll Brothers Inc.(1)                                 9,323
----------------------------------------------------------------------------
                                                                    37,878
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.0%
----------------------------------------------------------------------------
    291,000    Clorox Company                                       18,420
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.1%
----------------------------------------------------------------------------
    264,000    Textron Inc.                                         19,892
----------------------------------------------------------------------------
IT SERVICES - 1.5%
----------------------------------------------------------------------------
    674,000    Cognizant Technology
               Solutions Corporation(1)                             28,315
----------------------------------------------------------------------------
MACHINERY - 3.2%
----------------------------------------------------------------------------
    574,000    Joy Global Inc.                                      19,441
----------------------------------------------------------------------------
    126,000    Oshkosh Truck Corp.                                   9,469
----------------------------------------------------------------------------
    745,000    Pentair, Inc.                                        29,636
----------------------------------------------------------------------------
                                                                    58,546
----------------------------------------------------------------------------
MEDIA(2)
----------------------------------------------------------------------------
           --  KDG Investments Limited
               Partnership (Acquired
               7/7/00-5/15/01, Cost $18,918(3)(4)                      412
----------------------------------------------------------------------------
METALS & MINING - 1.1%
----------------------------------------------------------------------------
    930,000    Allegheny Technologies Inc.                          20,832
----------------------------------------------------------------------------
MULTI-UTILITIES - 0.5%
----------------------------------------------------------------------------
    580,000    AES Corporation (The)(1)                              9,326
----------------------------------------------------------------------------
MULTILINE RETAIL - 0.5%
----------------------------------------------------------------------------
    187,000    Kohl's Corp.(1)                                       8,901
----------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
----------------------------------------------------------------------------
    517,000    Valero Energy Corp.                                  35,430
----------------------------------------------------------------------------
PHARMACEUTICALS - 5.5%
----------------------------------------------------------------------------
    856,000    American Pharmaceutical
               Partners Inc.(1)                                     44,615
----------------------------------------------------------------------------
    720,000    Barr Pharmaceuticals Inc.(1)                         37,339
----------------------------------------------------------------------------
    431,000    K-V Pharmaceutical Co. Cl A(1)                       10,085
----------------------------------------------------------------------------
    154,000    Sepracor Inc.(1)                                      9,228
----------------------------------------------------------------------------
                                                                   101,267
----------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
----------------------------------------------------------------------------
REAL ESTATE - 1.5%
----------------------------------------------------------------------------
    246,000    General Growth Properties, Inc.               $       9,621
----------------------------------------------------------------------------
    146,000    Simon Property Group, Inc.                            9,646
----------------------------------------------------------------------------
    122,000    Vornado Realty Trust                                  9,327
----------------------------------------------------------------------------
                                                                    28,594
----------------------------------------------------------------------------
ROAD & RAIL - 0.5%
----------------------------------------------------------------------------
    190,000    Burlington Northern Santa Fe Corp.                    9,168
----------------------------------------------------------------------------
SOFTWARE - 0.3%
----------------------------------------------------------------------------
    147,259    Cognos, Inc.(1)                                       5,572
----------------------------------------------------------------------------
SPECIALTY RETAIL - 6.4%
----------------------------------------------------------------------------
    249,000    Abercrombie & Fitch Co.                              13,434
----------------------------------------------------------------------------
  1,104,000    American Eagle Outfitters, Inc.                      28,946
----------------------------------------------------------------------------
    292,427    Bebe Stores Inc.                                      9,451
----------------------------------------------------------------------------
    343,000    Foot Locker, Inc.                                     9,144
----------------------------------------------------------------------------
    466,000    Men's Wearhouse, Inc. (The)(1)                       19,232
----------------------------------------------------------------------------
    269,000    Michaels Stores, Inc.                                 8,931
----------------------------------------------------------------------------
    480,000    The Finish Line, Inc. Cl A                            8,650
----------------------------------------------------------------------------
    474,000    Urban Outfitters Inc.(1)                             20,998
----------------------------------------------------------------------------
                                                                   118,786
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 3.8%
----------------------------------------------------------------------------
    724,000   Alamosa Holdings Inc.(1)                               9,405
----------------------------------------------------------------------------
  1,230,494   NII Holdings Inc.(1)                                  61,611
----------------------------------------------------------------------------
                                                                    71,016
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,656,084)                                                1,825,252
------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 2.3%

Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.125%, 8/15/21,
valued at $42,812), in a joint trading account
at 2.81%, dated 4/29/05, due 5/2/05
(Delivery value $42,010)
(Cost $42,000)                                                     42,000
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.1%
(Cost $1,698,084)                                               1,867,252
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (1.1)%                            (19,977)
---------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                      $1,847,275
===========================================================================

See Notes to Financial Statements.

(continued)

------
24

Vista - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                   ($ IN THOUSANDS)
    Contracts to Sell         Settlement Date      Value       Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
   71,882  Euro for USD            5/31/05          $  92                  $1
---------------------------------------------------------------------------------------
   106,356 Euro for USD            5/31/05            137                   1
---------------------------------------------------------------------------------------
  139,650  Euro for USD            5/31/05            180                   1
---------------------------------------------------------------------------------------
                                                    $ 409                  $3
                                           ============================================
(Value on Settlement Date $412)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

USD = United States Dollar

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at April 30, 2005, was $412 (in thousands), which represented 0.02% of total net assets.

(4) Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Directors. The aggregate value of fair valued securities at
    April 30, 2005, was $412, which represented 0.02% of total net assets.

See Notes to Financial Statements.

------
25

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical

(continued)

------
26

Shareholder Fee Examples (Unaudited)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                EXPENSES PAID
                             BEGINNING          ENDING        DURING PERIOD(1)    ANNUALIZED
                            ACCOUNT VALUE    ACCOUNT VALUE       11/1/04 -          EXPENSE
                               11/1/04          4/30/05            4/30/05         RATIO(1)
GROWTH SHAREHOLDER
FEE EXAMPLE
---------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------
 Investor Class                $1,000       $1,013.40             $4.99          1.00%
---------------------------------------------------------------------------------------------
 Institutional Class           $1,000       $1,014.70             $4.00          0.80%
---------------------------------------------------------------------------------------------
 Advisor Class                 $1,000       $1,012.10             $6.24          1.25%
---------------------------------------------------------------------------------------------
 C Class                       $1,000       $1,008.90             $9.96          2.00%
---------------------------------------------------------------------------------------------
 R Class                       $1,000       $1,010.90             $7.48          1.50%
---------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------
 Investor Class                $1,000       $1,019.84             $5.01          1.00%
---------------------------------------------------------------------------------------------
 Institutional Class           $1,000       $1,020.83             $4.01          0.80%
---------------------------------------------------------------------------------------------
 Advisor Class                 $1,000       $1,018.60             $6.26          1.25%
---------------------------------------------------------------------------------------------
 C Class                       $1,000       $1,014.88             $9.99          2.00%
---------------------------------------------------------------------------------------------
 R Class                       $1,000       $1,017.36             $7.50          1.50%
---------------------------------------------------------------------------------------------
 FOCUSED GROWTH
 SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------
 Investor Class                $1,000       $965.00(2)          $1.64(3)         1.00%
---------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------
 Investor Class                $1,000     $1,019.84(4)          $5.01(4)         1.00%
---------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from February 28, 2005 (class inception) through April 30, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from February 28, 2005
    (class inception) through April 30, 2005, divided by 365, to reflect the period ended. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

(continued)

------
27

Shareholder Fee Examples (Unaudited)

                                                                   EXPENSES PAID
                                 BEGINNING           ENDING      DURING PERIOD(1)   ANNUALIZED
                                ACCOUNT VALUE     ACCOUNT VALUE     11/1/04 -         EXPENSE
                                   11/1/04           4/30/05          4/30/05        RATIO(1)
HERITAGE SHAREHOLDER
FEE EXAMPLE
-----------------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------------
 Investor Class                    $1,000        $1,052.90           $5.09         1.00%
-----------------------------------------------------------------------------------------------
 Institutional Class               $1,000        $1,054.30           $4.07         0.80%
-----------------------------------------------------------------------------------------------
 Advisor Class                     $1,000        $1,051.70           $6.36         1.25%
-----------------------------------------------------------------------------------------------
 C Class
 (after reimbursement)(2)          $1,000        $1,048.00          $10.11         1.99%
-----------------------------------------------------------------------------------------------
 C Class
 (before reimbursement)            $1,000      $1,048.00(3)         $10.16         2.00%
-----------------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------------------------
 Investor Class                    $1,000        $1,019.84           $5.01         1.00%
-----------------------------------------------------------------------------------------------
 Institutional Class               $1,000        $1,020.83           $4.01         0.80%
-----------------------------------------------------------------------------------------------
 Advisor Class                     $1,000        $1,018.60           $6.26         1.25%
-----------------------------------------------------------------------------------------------
 C Class
 (after reimbursement)(2)          $1,000        $1,014.93           $9.94         1.99%
-----------------------------------------------------------------------------------------------
 C Class
 (before reimbursement)            $1,000        $1,014.88           $9.99         2.00%
-----------------------------------------------------------------------------------------------
 VISTA SHAREHOLDER
 FEE EXAMPLE
-----------------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------------
 Investor Class                    $1,000        $1,034.20           $5.04         1.00%
-----------------------------------------------------------------------------------------------
 Institutional Class               $1,000        $1,035.30           $4.04         0.80%
-----------------------------------------------------------------------------------------------
 Advisor Class                     $1,000        $1,032.40           $6.30         1.25%
-----------------------------------------------------------------------------------------------
 C Class                           $1,000        $1,029.10          $10.06         2.00%
-----------------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------------------------
 Investor Class                    $1,000        $1,019.84           $5.01         1.00%
-----------------------------------------------------------------------------------------------
 Institutional Class               $1,000        $1,020.83           $4.01         0.80%
-----------------------------------------------------------------------------------------------
 Advisor Class                     $1,000        $1,018.60           $6.26         1.25%
-----------------------------------------------------------------------------------------------
 C Class                           $1,000        $1,014.88           $9.99         2.00%
-----------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended April 30, 2005, the class had received a partial reimbursment of its distribution and service fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been 2.00%.

(3) Ending account value assumes the return earned after reimbursement. The return would have been lower had fees not been reimbursed and may have resulted in a lower ending account value.

------
28

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)            GROWTH       FOCUSED GROWTH    HERITAGE      VISTA
----------------------------------------------------------------------------------------
ASSETS
Investment securities, at value
(cost of $4,137,543,
$4,284, $966,645 and
$1,698,084, respectively)        $4,694,426       $4,152       $1,082,222    $1,867,252
-------------------------------
Cash                                    228           72                --       12,526
-------------------------------
Receivable for
investments sold                     30,213           51          140,174       100,744
-------------------------------
Receivable for forward
foreign currency
exchange contracts                      637            --               --            3
-------------------------------
Receivable for
capital shares sold                     149            --              18           152
-------------------------------
Dividends and
interest receivable                   3,638            2              163           271
----------------------------------------------------------------------------------------
                                  4,729,291        4,277        1,222,577     1,980,948
----------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of
demand deposit cash                       --           --         147,154            --
-------------------------------
Payable for
investments purchased                16,248          108           15,624       132,069
-------------------------------
Payable for forward
foreign currency
exchange contracts                        --           --              66            --
-------------------------------
Accrued management fees               3,781            3            1,025         1,532
-------------------------------
Distribution fees payable                17            --               4            36
-------------------------------
Service fees
(and distribution
fees - R Class) payable                  17            --               3            36
----------------------------------------------------------------------------------------
                                     20,063          111          163,876       133,673
----------------------------------------------------------------------------------------

NET ASSETS                       $4,709,228       $4,166       $1,058,701    $1,847,275
========================================================================================

See Notes to Financial Statements.

(continued)

------
29

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS
-------------------------------------------------------------------------------------------------
EXCEPT PER-SHARE AMOUNTS)               GROWTH     FOCUSED GROWTH     HERITAGE         VISTA
-------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Capital
(par value and paid-in surplus)        $5,560,790        $4,308     $1,071,167       $1,850,380
----------------------------------
Accumulated undistributed net
investment income (loss)                   18,014             --        (2,775)         (1,344)
----------------------------------
Accumulated net realized
loss on investment
and foreign
currency transactions                  (1,427,117)          (10)      (125,203)       (170,932)
----------------------------------
Net unrealized appreciation
(depreciation) on
investments and
translation of assets and
liabilities in
foreign currencies                        557,541          (132)       115,512          169,171
-------------------------------------------------------------------------------------------------
                                       $4,709,228        $4,166     $1,058,701       $1,847,275
=================================================================================================
INVESTOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------
Net assets                         $3,970,948,757    $4,166,156   $984,070,578   $1,604,445,349
----------------------------------
Shares outstanding                    212,684,416       431,709     86,819,422      118,050,193
----------------------------------
Net asset value per share                  $18.67         $9.65         $11.33           $13.59
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------
Net assets                           $656,512,184            N/A   $58,359,634      $74,044,357
----------------------------------
Shares outstanding                     34,886,873            N/A     5,094,870        5,369,133
----------------------------------
Net asset value per share                  $18.82            N/A        $11.45           $13.79
-------------------------------------------------------------------------------------------------
ADVISOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------
Net assets                            $81,024,069            N/A   $15,405,285     $166,841,664
----------------------------------
Shares outstanding                      4,392,939            N/A     1,376,820       12,478,277
----------------------------------
Net asset value per share                  $18.44            N/A        $11.19           $13.37
-------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------
Net assets                               $711,360            N/A      $865,984       $1,943,844
----------------------------------
Shares outstanding                         39,369            N/A        79,363          148,436
----------------------------------
Net asset value per share                  $18.07            N/A        $10.91           $13.10
-------------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------
Net assets                                $31,703            N/A            N/A             N/A
----------------------------------
Shares outstanding                          1,712            N/A            N/A             N/A
----------------------------------
Net asset value per share                  $18.52            N/A            N/A             N/A
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
30

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                  GROWTH        FOCUSED GROWTH(1)  HERITAGE        VISTA
INVESTMENT INCOME (LOSS)
INCOME:
---------------------------------
Dividends (net of foreign
taxes withheld of $386,
$-, $26 and $67, respectively)         $44,699            $    4        $  3,432       $  6,992
---------------------------------
Interest                                   476                 1             124            623
-------------------------------------------------------------------------------------------------
                                        45,175                 5           3,556          7,615
-------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------
Management fees                         23,827                 5           6,274          8,611
---------------------------------
Distribution fees:
---------------------------------
  Advisor Class                            101                 --             20            161
---------------------------------
  C Class                                    3                 --              4              7
---------------------------------
Service fees:
---------------------------------
  Advisor Class                            101                 --             20            161
---------------------------------
  C Class                                    1                 --              1              2
---------------------------------
Service and distribution
fees - R Class                               --                --              --            --
---------------------------------
Directors' fees and expenses                33                 --              8             12
---------------------------------
Other expenses                              14                 --              4              5
-------------------------------------------------------------------------------------------------
                                        24,080                 5           6,331          8,959
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)            21,095                 --         (2,775)       (1,344)
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
---------------------------------
Investment transactions                146,902               (10)         96,800         70,991
---------------------------------
Foreign currency transactions           (3,798)                --           (231)           (6)
-------------------------------------------------------------------------------------------------
                                       143,104               (10)         96,569         70,985
-------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
---------------------------------
Investments                            (88,278)             (132)        (27,399)      (37,799)
---------------------------------
Translation of assets and liabilities
in foreign currencies                      804                 --            (92)             3
-------------------------------------------------------------------------------------------------
                                       (87,474)             (132)        (27,491)      (37,796)
-------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                  55,630              (142)         69,078         33,189
-------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS              $76,725             $(142)        $66,303        $31,845
=================================================================================================

(1) February 28, 2005 (inception date) through April 30, 2005.

See Notes to Financial Statements.

------
31

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004
(EXCEPT AS NOTED)
-----------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                   GROWTH        FOCUSED       GROWTH
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2005          2004        2005(1)
OPERATIONS
Net investment income (loss)         $    21,095   $    (1,976)    $     --
------------------------------------
Net realized gain (loss)                 143,104       538,878         (10)
------------------------------------
Change in net unrealized
appreciation (depreciation)              (87,474)     (205,241)       (132)
-----------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           76,725       331,661        (142)
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
------------------------------------
  Investor Class                          (1,613)            --          --
------------------------------------
  Institutional Class                     (1,650)            --          --
-----------------------------------------------------------------------------
Decrease in net assets
from distributions                        (3,263)            --          --
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease)
in net assets from
capital share transactions              (302,437)     (417,621)       4,308
-----------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (228,975)      (85,960)       4,166
NET ASSETS
Beginning of period                    4,938,203     5,024,163           --
-----------------------------------------------------------------------------
End of period                         $4,709,228    $4,938,203       $4,166
=============================================================================

Undistributed net
investment income                        $18,014          $182           --
=============================================================================

(1) February 28, 2005 (inception date) through April 30, 2005.

See Notes to Financial Statements.

(continued)

------
32

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                        HERITAGE                             VISTA
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2005             2004              2005           2004
OPERATIONS
Net investment loss                  $    (2,775)    $    (5,635)      $    (1,344)   $    (7,007)
------------------------------------
Net realized gain                         96,569         103,755            70,985         160,012
------------------------------------
Change in net
unrealized appreciation                  (27,491)       (101,497)          (37,796)       (33,247)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations                 66,303          (3,377)           31,845         119,758
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease)
in net assets from capital
share transactions                      (230,190)        (89,270)          246,188         157,574
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (163,887)        (92,647)          278,033         277,332
NET ASSETS
Beginning of period                    1,222,588       1,315,235         1,569,242       1,291,910
----------------------------------------------------------------------------------------------------
End of period                         $1,058,701      $1,222,588        $1,847,275      $1,569,242
====================================================================================================

Accumulated net investment loss          $(2,775)              --          $(1,344)             --
====================================================================================================

See Notes to Financial Statements.

------
33

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Growth Fund (Growth), Focused Growth
Fund (Focused Growth), Heritage Fund (Heritage) and Vista Fund (Vista)
(collectively, the funds) are four funds in a series issued by the corporation.
Growth, Heritage and Vista are diversified under the 1940 Act. Focused Growth is nondiversified and normally limits its investments to a core group of approximately 25-45 common stocks. The funds' investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in equity securities. Growth and Focused Growth generally invest in larger companies but may purchase companies of any size. Heritage and Vista generally invest in companies that are medium-sized and smaller at the time of purchase.
The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Growth is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. Focused
Growth is authorized to issue the Investor Class. Heritage and Vista are authorized to issue the Investor Class, the Institutional Class, the Advisor
Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the Investor Class for Focused
Growth commenced February 28, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

(continued)

------
34

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued

------
35

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee for Focused
Growth, Heritage and Vista is 1.00%, 0.80%, 0.75% and 1.00%, for the Investor
Class, Institutional Class, Advisor Class, and C Class, respectively, as applicable.

The annual management fee schedule for each class of Growth is as follows:

                          INVESTOR, C & R      INSTITUTIONAL            ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $20 billion          1.000%                0.800%                 0.750%
--------------------------------------------------------------------------------
Next $10 billion           0.950%                0.750%                 0.700%
--------------------------------------------------------------------------------
Next $10 billion           0.925%                0.725%                 0.675%
--------------------------------------------------------------------------------
Next $10 billion           0.900%                0.700%                 0.650%
--------------------------------------------------------------------------------
Over $50 billion           0.875%                0.675%                 0.625%
--------------------------------------------------------------------------------

The effective annual management fee for each class of Growth for the six months ended April 30, 2005 was 1.00%, 0.80%, 0.75%, 1.00% and 1.00% for the Investor
Class, Institutional Class, Advisor Class, C Class and R Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                         ADVISOR                 C
--------------------------------------------------------------------------------
Distribution Fee                          0.25%                0.75%
--------------------------------------------------------------------------------
Service Fee                               0.25%                0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares.

During the six months ended April 30, 2005, classes in each fund that received reimbursements of distribution and service fees were as follows:

--------------------------------------------------------------------------------
($ IN FULL)                            ADVISOR                   C
--------------------------------------------------------------------------------
Growth                                    $5                    --
--------------------------------------------------------------------------------
Heritage                                  $22                   $29
--------------------------------------------------------------------------------
Vista                                    $140                   $1
--------------------------------------------------------------------------------

See Financial Highlights for impact, if any, to the ratio of operating expenses and the ratio of net investment income to average net assets. Fees incurred under the plan during the six months ended April 30, 2005, are detailed in the
Statement of Operations.

(continued)

------
36

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

Growth, Heritage, and Vista have a bank line of credit agreement with JPMorgan
Chase Bank (JPMCB).JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

 3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2005, were as follows:

                           GROWTH      FOCUSED GROWTH      HERITAGE         VISTA
-------------------------------------------------------------------------------------
Purchases                $1,444,617        $4,484         $1,554,591     $2,276,985
-------------------------------------------------------------------------------------
Proceeds from sales      $1,764,096         $190          $1,792,281     $2,000,742
-------------------------------------------------------------------------------------

For the six months ended April 30, 2005, Heritage incurred net realized losses of $2,362 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

(continued)

------
37

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

 4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                  GROWTH                FOCUSED GROWTH
------------------------------------------------------------------------------
                          SHARES          AMOUNT      SHARES       AMOUNT
------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------
SIX MONTHS ENDED
APRIL 30, 2005(1)
SHARES AUTHORIZED          800,000                     300,000
==============================================================================
Sold                         5,930      $ 113,408          448        $4,461
-------------------------
Issued in reinvestment
of distributions                78          1,548            --           --
-------------------------
Redeemed                   (19,940)      (382,400)         (16)        (153)
------------------------------------------------------------------------------
Net increase (decrease)    (13,932)     $(267,444)         432        $4,308
==============================================================================
YEAR ENDED
OCTOBER 31, 2004
SHARES AUTHORIZED          800,000                          N/A
==============================================================================
Sold                        13,385      $ 241,728
-------------------------
Redeemed                   (38,762)      (700,700)
------------------------------------------------------------------------------
Net decrease               (25,377)     $(458,972)
==============================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
SIX MONTHS ENDED
APRIL 30, 2005
SHARES AUTHORIZED          150,000                          N/A
==============================================================================
Sold                         1,416        $27,221
-------------------------
Issued in reinvestment
of distributions                83          1,650
-------------------------
Redeemed                    (3,467)       (67,179)
------------------------------------------------------------------------------
Net decrease                (1,968)      $(38,308)
==============================================================================
YEAR ENDED
OCTOBER 31, 2004
SHARES AUTHORIZED          100,000                          N/A
==============================================================================
Sold                         7,170       $130,918
-------------------------
Redeemed                    (5,902)      (107,320)
------------------------------------------------------------------------------
Net increase                 1,268      $  23,598
==============================================================================

(1) February 28, 2005 (fund inception) through April 30, 2005 for Focused Growth.

(continued)

------
38

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                               GROWTH                 FOCUSED GROWTH
-------------------------------------------------------------------------
                         SHARES       AMOUNT        SHARES      AMOUNT
-------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------

SIX MONTHS ENDED
APRIL 30, 2005

SHARES AUTHORIZED      210,000                       N/A
=========================================================================
Sold                       857        $16,236
---------------------
Redeemed                  (689)       (13,017)
-------------------------------------------------------------------------
Net increase               168       $  3,219
=========================================================================
YEAR ENDED
OCTOBER 31, 2004
SHARES AUTHORIZED      210,000                       N/A
=========================================================================
Sold                     2,568        $45,622
---------------------
Redeemed                (1,558)       (27,851)
-------------------------------------------------------------------------
Net increase             1,010        $17,771
=========================================================================
C CLASS
-------------------------------------------------------------------------
SIX MONTHS ENDED
APRIL 30, 2005
SHARES AUTHORIZED      100,000                       N/A
=========================================================================
Sold                         4            $80
---------------------
Redeemed                     --            (4)
-------------------------------------------------------------------------
Net increase                 4            $76
=========================================================================
YEAR ENDED
OCTOBER 31, 2004
SHARES AUTHORIZED      100,000                       N/A
=========================================================================
Sold                         9           $163
---------------------
Redeemed                   (11)          (190)
-------------------------------------------------------------------------
Net decrease                (2)          $(27)
=========================================================================
R CLASS
-------------------------------------------------------------------------
SIX MONTHS ENDED
APRIL 30, 2005
SHARES AUTHORIZED       50,000                       N/A
=========================================================================
Sold                         1            $21
---------------------
Redeemed                     --            (1)
-------------------------------------------------------------------------
Net increase                 1            $20
=========================================================================
YEAR ENDED
OCTOBER 31, 2004
SHARES AUTHORIZED       50,000                       N/A
=========================================================================
Sold                         1             $9
=========================================================================

(continued)

------
39

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                            HERITAGE                  VISTA
---------------------------------------------------------------------------------------
                                    SHARES         AMOUNT      SHARES        AMOUNT
---------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                  400,000                     800,000
=======================================================================================
Sold                                 6,136     $   72,173       20,692       $302,923
---------------------------------
Redeemed                           (25,947)      (298,193)     (10,545)     (150,314)
---------------------------------------------------------------------------------------
Net increase (decrease)            (19,811)     $(226,020)      10,147       $152,609
=======================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                  400,000                     800,000
=======================================================================================
Sold                                18,155       $199,799       24,758       $327,118
---------------------------------
Redeemed                           (25,325)      (275,696)     (20,434)     (263,057)
---------------------------------------------------------------------------------------
Net increase (decrease)             (7,170)      $(75,897)       4,324      $  64,061
=======================================================================================
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                   40,000                      80,000
=======================================================================================
Sold                                   236        $ 2,808        2,675        $38,910
---------------------------------
Redeemed                              (502)        (5,928)        (514)       (7,388)
---------------------------------------------------------------------------------------
Net increase (decrease)               (266)       $(3,120)       2,161        $31,522
=======================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                   40,000                      80,000
=======================================================================================
Sold                                   467      $   5,131        1,199        $15,861
---------------------------------
Redeemed                            (1,894)       (20,717)        (812)      (10,579)
---------------------------------------------------------------------------------------
Net increase (decrease)             (1,427)      $(15,586)         387       $  5,282
=======================================================================================

(continued)

------
40

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                           HERITAGE               VISTA
----------------------------------------------------------------------------------
                                   SHARES       AMOUNT     SHARES       AMOUNT
----------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                  100,000                 210,000
==================================================================================
Sold                                   207      $2,378       7,675      $108,056
---------------------------------
Redeemed                              (298)     (3,357)     (3,442)     (46,488)
----------------------------------------------------------------------------------
Net increase (decrease)                (91)     $ (979)      4,233     $  61,568
==================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                  100,000                 210,000
==================================================================================
Sold                                   877      $9,697       7,687       $98,451
---------------------------------
Redeemed                              (688)     (7,510)       (885)     (11,311)
----------------------------------------------------------------------------------
Net increase                           189      $2,187       6,802       $87,140
==================================================================================
C CLASS
----------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                  100,000                 100,000
==================================================================================
Sold                                     6       $  71          54          $750
---------------------------------
Redeemed                               (12)       (142)        (19)        (261)
----------------------------------------------------------------------------------
Net increase (decrease)                 (6)       $(71)         35          $489
==================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                  100,000                 100,000
==================================================================================
Sold                                    28        $307         101        $1,300
---------------------------------
Redeemed                               (26)       (281)        (16)        (209)
----------------------------------------------------------------------------------
Net increase                             2       $  26          85        $1,091
==================================================================================

(continued)

------
41

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNT IN THOUSANDS)

5. BANK LINE OF CREDIT

Growth, Heritage and Vista, along with certain other funds managed by ACIM, have a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. Growth, Heritage and
Vista may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Growth, Heritage and Vista did not borrow from the line during the six months ended April 30, 2005.

6. RISK FACTORS

Focused Growth is considered non-diversified which may subject the fund to the following risks: a price change in any one security may have a greater impact than would be the case if the fund were diversified; the fund's non-diversification could result in high portfolio turnover which could mean increased transaction costs, affecting both the fund's performance and capital gains tax liabilities to investors.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

                                   GROWTH       FOCUSED GROWTH        HERITAGE        VISTA
------------------------------------------------------------------------------------------------
Federal tax
cost of investments               $4,143,936        $4,288           $969,353      $1,699,595
================================================================================================
Gross tax
appreciation of investments         $691,753           $34           $136,959        $222,426
-------------------------------
Gross tax
depreciation of investments        (141,263)          (170)           (24,090)       (54,769)
------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments       $550,490        $ (136)          $112,869        $167,657
================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryover amounts as of October 31, 2004:

                                   GROWTH       FOCUSED GROWTH         HERITAGE        VISTA
-----------------------------------------------------------------------------------------------
Accumulated capital losses      $(1,562,879)         --              $(218,189)     $(239,512)
-----------------------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                          2009                2010              2011
----------------------------------------------------------------------------
Growth                     --              $(529,714)       $(1,033,165)
----------------------------------------------------------------------------
Heritage               $(105,079)          $(108,653)         $(4,457)
----------------------------------------------------------------------------
Vista                  $(115,954)          $(123,558)            --
----------------------------------------------------------------------------

------
42

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
------------------------------------------------------------------------------------------------------
                                  2005(1)       2004        2003         2002       2001      2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period              $18.43       $17.26      $14.80       $17.85     $31.09     $31.60
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                 0.08        (0.01)       0.01        (0.01)      --(3)    (0.10)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                      0.17         1.18        2.45        (3.04)     (9.66)      3.73
------------------------------------------------------------------------------------------------------
  Total From
Investment Operations              0.25         1.17        2.46        (3.05)     (9.66)      3.63
------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.01)           --          --           --         --        --
--------------------------
  From Net Realized Gains             --           --          --           --     (3.58)    (4.14)
------------------------------------------------------------------------------------------------------
  Total Distributions             (0.01)           --          --           --     (3.58)    (4.14)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $18.67       $18.43      $17.26       $14.80     $17.85     $31.09
======================================================================================================
  TOTAL RETURN(4)                  1.34%        6.78%      16.62%     (17.09)%   (34.14)%    11.49%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                 1.00%(5)     1.00%       1.00%        1.00%      1.00%     1.00%
--------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets       0.83%(5)   (0.07)%       0.05%      (0.04)%    (0.01)%   (0.30)%
--------------------------
Portfolio Turnover Rate              29%         131%        159%         135%       114%      102%
--------------------------
Net Assets,
End of Period
(in millions)                     $3,971       $4,176      $4,350       $3,951     $5,715     $9,557
------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
43

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                             2005(1)         2004       2003        2002       2001      2000
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period          $18.59         $17.38     $14.87      $17.90     $31.15     $31.66
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)             0.10           0.02       0.04        0.02       0.04     (0.03)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  0.18           1.19       2.47       (3.05)     (9.65)      3.72
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.28           1.21       2.51       (3.03)     (9.61)      3.69
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.05)             --         --          --         --        --
--------------------------
  From Net Realized Gains         --             --         --          --     (3.64)    (4.20)
-------------------------------------------------------------------------------------------------
  Total Distributions         (0.05)             --         --          --     (3.64)    (4.20)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $18.82         $18.59     $17.38      $14.87     $17.90     $31.15
=================================================================================================
  TOTAL RETURN(3)              1.47%          6.96%     16.88%    (16.93)%   (33.94)%    11.70%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets             0.80%(4)       0.80%      0.80%       0.80%      0.80%     0.80%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets           1.03%(4)      0.13%      0.25%       0.16%      0.19%   (0.10)%
--------------------------
Portfolio Turnover Rate           29%          131%       159%        135%       114%      102%
--------------------------
Net Assets,
End of Period
(in thousands)               $656,512      $685,090   $618,569    $455,807    $84,189  $98,239
-------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
44

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                              2005(1)       2004         2003       2002       2001       2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period          $18.22       $17.11       $14.70     $17.78     $31.01      $31.52
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)             0.05        (0.06)       (0.03)     (0.05)     (0.06)      (0.19)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  0.17         1.17         2.44      (3.03)     (9.66)       3.73
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.22         1.11         2.41      (3.08)     (9.72)       3.54
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains        --           --           --         --      (3.51)     (4.05)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $18.44       $18.22       $17.11     $14.70     $17.78      $31.01
=================================================================================================
  TOTAL RETURN(3)              1.21%        6.49%       16.39%   (17.32)%   (34.40)%     11.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets             1.25%(4)     1.25%        1.25%      1.25%      1.25%      1.25%
--------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets          0.58%(4)     (0.32)%     (0.20)%    (0.29)%    (0.26)%    (0.55)%
--------------------------
Portfolio
Turnover Rate                    29%           131%        159%       135%       114%       102%
--------------------------
Net Assets,
End of Period
(in thousands)               $81,024        $76,962     $55,010    $32,530    $25,272    $24,750
-------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
45

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------
                                                          C CLASS
---------------------------------------------------------------------------------------
                               2005(1)         2004           2003          2002(2)
PER-SHARE DATA
Net Asset Value,
Beginning of Period            $17.91         $16.95         $14.66          $19.38
---------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(3)        (0.02)         (0.19)         (0.15)         (0.16)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.18           1.15           2.44          (4.56)
---------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.16           0.96           2.29          (4.72)
---------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $18.07         $17.91         $16.95          $14.66
=======================================================================================
  TOTAL RETURN(4)                0.89%          5.66%         15.62%       (24.36)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets            2.00%(5)       2.00%          2.00%         2.00%(5)
-----------------------------
Ratio of Net Investment Loss
to Average Net Assets           (0.17)%(5)     (1.07)%        (0.95)%       (0.99)%(5)
-----------------------------
Portfolio Turnover Rate             29%           131%           159%          135%(6)
-----------------------------
Net Assets, End of Period
(in thousands)                     $711           $632           $623           $482
---------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) November 28, 2001 (commencement of sale) through October 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
46

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------
                                                       R CLASS
---------------------------------------------------------------------------------
                                          2005(1)         2004          2003(2)
---------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period                     $18.32        $17.25          $16.56
---------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment
  Income (Loss)(3)                       --(4)         (0.13)         (0.02)
---------------------------------
  Net Realized and
  Unrealized Gain                         0.20          1.20            0.71
---------------------------------------------------------------------------------
  Total From
  Investment Operations                   0.20          1.07            0.69
---------------------------------------------------------------------------------
Net Asset Value, End of Period          $18.52         $18.32          $17.25
=================================================================================
  TOTAL RETURN(5)                         1.09%          6.20%          4.17%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                     1.50%(6)       1.50%          1.50%(6)
---------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets              0.33%(6)      (0.57)%        (0.58)%(6)
---------------------------------
Portfolio Turnover Rate                     29%            131%          159%(7)
---------------------------------
Net Assets, End of Period
(in thousands)                               $32            $12            $3
---------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) August 29, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences becuause of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
47

Focused Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     2005(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
 Net Investment Loss(2)                                               --(3)
----------------------------------------------------------
 Net Realized and Unrealized Loss                                    (0.35)
--------------------------------------------------------------------------------
 Total From Investment Operations                                    (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $9.65
================================================================================
 TOTAL RETURN(4)                                                    (3.50)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                    1.00%(5)
----------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                  (0.03)%(5)
----------------------------------------------------------
Portfolio Turnover Rate                                                  7%
----------------------------------------------------------
Net Assets, End of Period (in thousands)                             $4,166
--------------------------------------------------------------------------------

(1) February 28, 2005 (inception date) through April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
48

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
-----------------------------------------------------------------------------------------------
                              2005(1)      2004      2003        2002       2001       2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period          $10.76      $10.78     $9.11      $10.13     $19.10      $13.02
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(2)      (0.03)      (0.05)    (0.04)      (0.04)      --(3)     (0.03)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  0.60        0.03      1.71       (0.98)     (5.33)       7.63
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.57       (0.02)     1.67       (1.02)     (5.33)       7.60
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                --          --        --         --         --      (0.04)
--------------------------
  From Net Realized Gains         --          --        --          --     (3.64)      (1.48)
-----------------------------------------------------------------------------------------------
  Total Distributions             --          --        --          --     (3.64)      (1.52)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.33      $10.76    $10.78       $9.11     $10.13      $19.10
===============================================================================================

  TOTAL RETURN(4)              5.29%     (0.09)%    18.33%    (10.07)%   (33.08)%     62.61%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets             1.00%(5)    1.00%     1.00%      1.00%      1.00%      1.00%
--------------------------
Ratio of Net Investment
Loss to Average Net Assets    (0.44)%(5)  (0.44)%   (0.39)%    (0.37)%    (0.02)%    (0.17)%
--------------------------
Portfolio Turnover Rate          122%        264%      129%       128%       152%       119%
--------------------------
Net Assets, End of Period
(in millions)                    $984      $1,148    $1,227     $1,010     $1,206      $1,975
-----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
49

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------
                                2005(1)      2004        2003        2002       2001       2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period            $10.87      $10.86       $9.17      $10.17     $19.14      $13.04
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)              (0.01)      (0.03)      (0.01)      (0.02)      --(3)      --(3)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                    0.59        0.04        1.70       (0.98)     (5.30)       7.65
--------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.58        0.01        1.69       (1.00)     (5.30)       7.65
--------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income         --          --          --          --         --     (0.07)
--------------------------
  From Net Realized Gains            --          --          --          --     (3.67)     (1.48)
--------------------------------------------------------------------------------------------------
  Total Distributions                --          --          --          --     (3.67)     (1.55)
--------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $11.45      $10.87      $10.86       $9.17     $10.17     $19.14
==================================================================================================
  TOTAL RETURN(4)                5.43%       0.09%      18.43%     (9.83)%   (32.84)%     63.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets               0.80%(5)    0.80%       0.80%       0.80%      0.80%      0.80%
--------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets          (0.24)%(5)   (0.24)%    (0.19)%     (0.17)%      0.18%      0.03%
--------------------------
Portfolio Turnover Rate           122%         264%       129%        128%       152%       119%
--------------------------
Net Assets, End of Period
(in thousands)                 $58,360     $58,259     $73,735    $152,256    $79,882      $8,302
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places.  If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
50

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-----------------------------------------------------------------------------------------------
                               2005(1)       2004       2003        2002       2001      2000
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period           $10.64       $10.68      $9.05      $10.09     $19.05     $12.98
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(2)       (0.04)       (0.07)     (0.06)      (0.06)     (0.04)    (0.07)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                   0.59         0.03       1.69       (0.98)     (5.32)      7.62
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.55        (0.04)      1.63       (1.04)     (5.36)      7.55
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income       --           --         --          --         --     --(3)
--------------------------
  From Net Realized Gains          --           --         --          --     (3.60)    (1.48)
-----------------------------------------------------------------------------------------------
  Total Distributions              --           --         --          --     (3.60)    (1.48)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $11.19       $10.64     $10.68       $9.05     $10.09     $19.05
===============================================================================================
  TOTAL RETURN(4)               5.17%      (0.37)%     18.01%    (10.31)%   (33.30)%    62.26%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets              1.25%(5)     1.25%      1.25%       1.25%      1.25%     1.25%
--------------------------
Ratio of Net Investment
Loss to
Average Net Assets            (0.69)%(5)   (0.69)%    (0.64)%     (0.62)%    (0.27)%   (0.42)%
--------------------------
Portfolio Turnover Rate          122%         264%       129%        128%       152%      119%
--------------------------
Net Assets, End of Period
(in thousands)                $15,405      $15,623    $13,668      $3,737     $2,146    $2,127
-----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
51

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                                       C CLASS
-----------------------------------------------------------------------------------------
                             2005(1)         2004       2003       2002      2001(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period          $10.41         $10.54      $8.99     $10.10      $12.43
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Loss(3)      (0.08)         (0.15)     (0.13)     (0.13)     (0.06)
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.58           0.02       1.68      (0.98)     (2.27)
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.50          (0.13)      1.55      (1.11)     (2.33)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.91         $10.41     $10.54      $8.99     $10.10
=========================================================================================
  TOTAL RETURN(4)              4.80%        (1.23)%     17.24%    (10.99)%   (18.74)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets             1.99%(5)(6)    2.00%      2.00%       2.00%     2.00%(6)
---------------------------
Ratio of Net
Investment Loss to
Average Net Assets            (1.43)%(5)(6)  (1.44)%   (1.39)%     (1.37)%   (1.50)%(6)
---------------------------
Portfolio Turnover Rate          122%           264%      129%        128%       152%(7)
---------------------------
Net Assets,
End of Period
(in thousands)                   $866           $889      $872        $146          $3
-----------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) June 26, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) During the six months ended April 30, 2005, the class received a partial reimbursement of its service and distribution fees. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 2.00% and (1.44)%, respectively.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
52

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
-----------------------------------------------------------------------------------------------
                               2005(1)      2004       2003        2002       2001        2000
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period          $13.14      $11.97      $9.25      $10.62     $24.37       $15.41
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(2)     (0.01)      (0.06)     (0.06)      (0.04)     (0.04)      (0.16)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 0.46        1.23       2.78       (1.33)     (7.38)       10.07
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.45        1.17       2.72       (1.37)     (7.42)        9.91
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Realized Gains                --          --         --          --      (6.33)      (0.95)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $13.59      $13.14     $11.97       $9.25     $10.62       $24.37
===============================================================================================
  TOTAL RETURN(3)             3.42%       9.77%     29.41%     (12.90)%   (37.48)%      66.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets            1.00%(4)    1.00%      1.00%       1.00%      1.00%       1.00%
--------------------------
Ratio of Net
Investment Loss to
Average Net Assets          (0.14)%(4)   (0.48)%   (0.57)%     (0.34)%     (0.31)%    (0.65)%
--------------------------
Portfolio Turnover Rate        116%         255%      280%        293%       290%        135%
--------------------------
Net Assets,
End of Period
(in millions)                $1,604       $1,418    $1,240        $966     $1,222       $2,345
-----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
53

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
                            2005(1)      2004        2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period         $13.32      $12.11       $9.34     $10.70     $24.50      $15.51
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)            --(3)      (0.04)      (0.03)     (0.02)     (0.02)     (0.11)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 0.47        1.25        2.80      (1.34)     (7.41)      10.09
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.47        1.21        2.77      (1.36)     (7.43)       9.98
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains        --          --          --         --     (6.37)      (0.99)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $13.79      $13.32      $12.11      $9.34     $10.70      $24.50
===============================================================================================
  TOTAL RETURN(4)             3.53%       9.99%      29.66%    (12.71)%   (37.31)%     66.28%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets            0.80%(5)    0.80%       0.80%      0.80%      0.80%      0.80%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets         0.06%(5)   (0.28)%     (0.37)%    (0.14)%    (0.11)%    (0.45)%
--------------------------
Portfolio Turnover Rate        116%         255%        280%       293%       290%       135%
--------------------------
Net Assets, End of Period
(in thousands)              $74,044      $42,747     $34,177    $37,743    $46,069    $56,022
-----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
54

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                              ADVISOR CLASS
---------------------------------------------------------------------------------------------
                               2005(1)      2004       2003       2002      2001       2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period           $12.95      $11.82      $9.15     $10.53    $24.24      $15.31
---------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(2)       (0.03)      (0.11)     (0.08)     (0.06)    (0.08)     (0.22)
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                   0.45        1.24       2.75      (1.32)    (7.35)     10.05
---------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.42        1.13       2.67      (1.38)    (7.43)      9.83
---------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains          --          --         --         --    (6.28)     (0.90)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $13.37      $12.95     $11.82     $9.15    $10.53      $24.24
=============================================================================================
  TOTAL RETURN(3)               3.24%       9.56%     29.18%   (13.11)%  (37.76)%     65.98%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets              1.25%(4)    1.25%      1.25%      1.25%     1.25%      1.25%
--------------------------
Ratio of Net
Investment Loss to
Average Net Assets            (0.39)%(4)   (0.73)%   (0.82)%    (0.59)%    (0.56)%    (0.90)%
--------------------------
Portfolio Turnover Rate          116%         255%      280%       293%       290%       135%
--------------------------
Net Assets,
End of Period
(in thousands)               $166,842     $106,750    $17,060    $11,333   $13,315    $22,077
---------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

(4) Annualized.

See Notes to Financial Statements.

------
55

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------
                                                     C CLASS
-------------------------------------------------------------------------------------
                             2005(1)       2004        2003       2002      2001(2)
-------------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period          $12.73       $11.71       $9.12     $10.59      $12.07
-------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(3)      (0.08)       (0.19)      (0.16)     (0.15)     (0.06)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.45         1.21        2.75      (1.32)     (1.42)
-------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.37         1.02        2.59      (1.47)     (1.48)
-------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $13.10       $12.73      $11.71      $9.12     $10.59
=====================================================================================
  TOTAL RETURN(4)              2.91%        8.71%      28.40%    (13.88)%   (12.26)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average
Net Assets                     2.00%(5)     2.00%       2.00%       2.00%    2.00%(5)
--------------------------
Ratio of Net Investment
Loss to Average Net Assets    (1.14)%(5)   (1.48)%     (1.57)%     (1.34)%  (1.77)%(5)
--------------------------
Portfolio Turnover Rate          116%         255%        280%        293%     290%(6)
--------------------------
Net Assets,
End of Period
(in thousands)                 $1,944       $1,439        $333       $110       $4
-------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) July 18, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
56

Approval of Management Agreement for Focused Growth

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors each year. Under a new Securities and
Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half year period.

At a meeting held February 22, 2005, the board of directors unanimously approved the initial management agreement for Focused Growth.

In advance of the board's consideration, American Century Investment Management,
Inc. (the "Advisor") provided information concerning the proposed fund. The materials circulated in advance of the meeting and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the fund's characteristics and key attributes, the rationale for launching the fund, the experience of the portfolio management staff designated to manage the fund, the proposed pricing, and the markets in which the fund would be sold.

Consistent with the Advisor's business strategy for all of its other funds, the
Advisor proposed a unified management fee. Under the unified fee structure, the
Advisor charges a single, all-inclusive fee for providing all services for the management and operation of the fund, except brokerage expenses, taxes, interest, the fees and expenses of the fund's independent directors (including their independent legal counsel), and extraordinary costs. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record keeping, marketing and shareholder services, or arranging and supervising third parties who provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees other advisors charge to their shareholders may be increased without shareholder approval. The Advisor and the board believe that the unified fee structure is a benefit to fund shareholders because it clearly discloses the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the increased costs of operating the fund and the risk of administrative inefficiencies.

The Advisor proposed a management agreement for the fund with a 1% unified fee.
In evaluating the proposed fee, the board reviewed comparative data concerning the total expense ratios of other funds in the large cap growth fund universe
(excluding 12b-1 fees). The proposed fee level compares favorably with such funds and is in line with the Advisor's other large cap growth funds.

(continued)

------
57

Approval of Management Agreement for Focused Growth

When considering the proposed fee, the board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the total expense ratio of the fund would require the Advisor to assume a substantial part of the start-up costs of the fund and imposes on the Advisor the risk that the fund will grow to a level that will become profitable at the proposed fee level.
Although the Advisor did not propose any breakpoints in its management fee at various asset levels, the board is aware that the Advisor will lose money on the fund initially and the board will receive information in connection with the annual contract renewal process that will enable it to determine when, if ever, one or more breakpoints may be appropriate. Finally, the board considered the position that the new fund would take in the line up of the American Century family of funds and the benefits to shareholders of existing funds of the broadened product offering.

Not specifically discussed, but important in the decision to approve the management agreement, is the directors' familiarity with the Advisor. The board of directors oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century complex. As such, the directors have confidence in the Advisor's integrity and competence in providing services to funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the overall arrangements between the fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

------
58

Share Class Information

Five classes of shares are authorized by Growth: Investor Class, Institutional
Class, Advisor Class, C Class, and R Class. Focused Growth offers the Investor
Class. Four classes of shares are authorized for sale by Heritage and Vista:
Investor Class, Institutional Class, Advisor Class, and C Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor, C, and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
59

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
60

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for Focused Growth. It combines two widely known indices, the S&P 500 Index and the Russell 1000 Growth Index,
which are both weighted at 50%.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
61

Notes

------
62

Notes

------
63

Notes

------
64

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

American Century Mutual Funds, Inc.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0506
SH-SAN-43962S

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

Giftrust (reg.sm) Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GIFTRUST

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .17

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Giftrust fund for the six months ended April 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
October 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Giftrust - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                            --------------------------------
                                AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------
                                                  SINCE      INCEPTION
                   1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------
GIFTRUST(1)         3.48%   -13.99%     1.03%     11.30%     11/25/83
-------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX(2)     7.05%    -6.15%     9.38%     N/A(3)        --
-------------------------------------------------------------------------

(1) Returns would have been lower if management fees had not been waived from 2/1/04 to 7/31/04.

(2) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Benchmark began 12/31/85.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
------------------------------------------------------------------------------------------------------
                 1996     1997    1998     1999     2000     2001     2002     2003     2004    2005
------------------------------------------------------------------------------------------------------
Giftrust        40.16%  -27.08%  36.76%  -21.02%  113.18%  -42.37%  -14.35%  -23.04%  19.73%*  3.48%
------------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index    33.79%    3.92%  40.84%   12.33%   53.02%  -29.47%  -15.01%  -16.67%  36.14%   7.05%
------------------------------------------------------------------------------------------------------

*Returns would have been lower, along with the ending value, if management fees had not been waived from 2/1/04 to 7/31/04.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

Giftrust - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE GIFTRUST INVESTMENT TEAM: KURT STALZER AND DAVID ROSE

Giftrust gained 5.50%* in the six months ended April 30, 2005, outperforming the
4.07% return of its benchmark, the Russell Midcap Growth Index.

EQUITIES GAIN AMID CHALLENGES

Stocks rallied during the final stretch of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices.
However, investor optimism waned in the early months of 2005 as concern grew about the effects of rising commodity and oil prices and interest rates on the economy and corporate profit growth. Though volatility prevailed, equities ultimately booked gains for the period with value stocks generally outpacing their growth counterparts.

HEALTH CARE LEADS ADVANCE

Giftrust's strongest performance came from investments in the health care sector, on average one of its largest positions. Health insurer Aetna was the top contributor, gaining roughly 55% during the period. The managed-care company's profit rose and it raised its 2005 earnings and membership forecasts based on higher-than-expected increase in new health-plan members. Medical device maker C.R. Bard also boosted performance as its shares were buoyed by a rise in profit.

However, not all was positive in the health care sector. A top detractor to returns during the period was biopharmaceutical company Elan. Its share price declined on the unexpected withdrawal of Tysabri following the death of a patient who was being treated for multiple sclerosis with this drug. The stock was sold.

Investments in the telecommunication services sector also boosted returns.
Wireless companies exposed to the flourishing Latin American market, such as NII
Holdings, performed well. They received an additional boost from the prospect of more wireless spectrum being auctioned by Mexico's Federal Telecommunications
Commission.

Giftrust also booked gains from investments in the consumer discretionary sector. In particular, homebuilding

TOP TEN HOLDINGS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
NII Holdings Inc.                           4.7%                  4.9%
--------------------------------------------------------------------------------
National Oilwell,
Varco, Inc.                                 3.8%                  2.9%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                           3.7%                  3.3%
--------------------------------------------------------------------------------
Aetna Inc.                                  3.4%                  2.3%
--------------------------------------------------------------------------------
Monsanto Co.                                3.3%                  0.1%
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                         3.0%                  1.5%
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             2.8%                  0.3%
--------------------------------------------------------------------------------
Transocean Inc.                             2.2%                  0.8%
--------------------------------------------------------------------------------
Station Casinos Inc.                        2.2%                  0.5%
--------------------------------------------------------------------------------
Rockwell Collins                            2.0%                   --
--------------------------------------------------------------------------------

*Returns for periods less than one year are not annualized.          (continued)

------
3

Giftrust - Portfolio Commentary

stocks, such as Toll Brothers, prospered amid robust housing demand.

HIGH COMMODITY COSTS DOUBLE-EDGED SWORD

High oil and commodity prices were a boon to some firms and a bane to others.
Among the beneficiaries was oil-services company National Oilwell Varco, one of the portfolio's top contributors during the period. On the other hand, high oil costs as well as the cancellation of a cruise plagued Royal Caribbean Cruises, the world's No. 2 cruise company.

In a similar vein, Giftrust's investment in steel manufacturer AK Steel Holding suffered, reflecting uncertainty over steel pricing, demand and China's production levels.

In the information technology sector, Giftrust was slowed by its investment in
Symantec. The security software maker's shares suffered from the perception that its acquisition of Veritas Software and competition from Microsoft would slow
Symantec's growth. CACI International was another detractor. Despite the overall negative performance of technology stocks, the Giftrust team found some pockets of success. For example, Apple Computer was a leading contributor, driven by strong demand for its iPod portable music player and Macintosh computers.

OUR COMMITMENT

The Giftrust team remains committed to American Century's growth investment approach that has been in place for more than thirty years. They will continue to look for mid-sized and smaller companies with earnings and revenues that are growing at an accelerating rate.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Energy Equipment
& Services                                  11.1%                 12.9%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                  10.6%                  3.8%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                    9.3%                  9.5%
--------------------------------------------------------------------------------
Wireless  Telecommunication
Services                                     8.0%                  5.8%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                   6.4%                  5.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS*
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                               85.4%                 81.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.4%                  0.9%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                      14.2%                 17.4%
--------------------------------------------------------------------------------

*See the Schedule of Investments for a presentation of the types of investments in the portfolio based on net assets.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

FUND HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    EXPENSES PAID
                                    BEGINNING          ENDING       DURING PERIOD*   ANNUALIZED
                                   ACCOUNT VALUE    ACCOUNT VALUE     11/1/04 -        EXPENSE
                                      11/1/04          4/30/05          4/30/05        RATIO*
-------------------------------------------------------------------------------------------------
GIFTRUST SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
Actual                                $1,000          $1,055.00          $5.10           1.00%
-------------------------------------------------------------------------------------------------
Hypothetical                          $1,000          $1,019.84          $5.01           1.00%
-------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
6

Giftrust - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.1%

AEROSPACE & DEFENSE -- 5.0%
--------------------------------------------------------------------------------
      66,000    Aviall Inc.(1)                                       $   1,931
--------------------------------------------------------------------------------
     253,000    Goodrich Corporation                                    10,196
--------------------------------------------------------------------------------
     177,000    L-3 Communications
                Holdings, Inc.(2)                                       12,562
--------------------------------------------------------------------------------
     373,000    Rockwell Collins                                        17,112
--------------------------------------------------------------------------------
                                                                        41,801
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
      39,000    UTI Worldwide Inc.(2)                                    2,501
--------------------------------------------------------------------------------

BEVERAGES -- 1.3%
--------------------------------------------------------------------------------
     203,000    Constellation Brands Inc.(1)                            10,700
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.6%
--------------------------------------------------------------------------------
     176,919    Affymetrix Inc.(1)(2)                                    8,158
--------------------------------------------------------------------------------
      99,000    Gilead Sciences, Inc.(1)                                 3,673
--------------------------------------------------------------------------------
      71,000    Martek Biosciences
                Corporation(1)(2)                                        2,717
--------------------------------------------------------------------------------
     155,000    United Therapeutics Corp.(1)(2)                          7,438
--------------------------------------------------------------------------------
                                                                        21,986
--------------------------------------------------------------------------------

CHEMICALS -- 4.6%
--------------------------------------------------------------------------------
     540,685    Huntsman Corp.(1)                                       11,376
--------------------------------------------------------------------------------
     471,000    Monsanto Co.                                            27,610
--------------------------------------------------------------------------------
                                                                        38,986
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.2%
--------------------------------------------------------------------------------
       7,000    City National Corp.                                        494
--------------------------------------------------------------------------------
      10,000    Silicon Valley Bancshares(1)(2)                            474
--------------------------------------------------------------------------------
       7,000    Zions Bancorporation                                       490
--------------------------------------------------------------------------------
                                                                         1,458
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
      47,200    Mobile Mini Inc.(1)(2)                                   1,655
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.0%
--------------------------------------------------------------------------------
     138,466    F5 Networks, Inc.(1)                                     5,928
--------------------------------------------------------------------------------
     292,000    Harris Corp.                                             8,234
--------------------------------------------------------------------------------
     190,413    Ixia(1)(2)                                               3,049
--------------------------------------------------------------------------------
                                                                        17,211
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.8%
--------------------------------------------------------------------------------
     426,642    Apple Computer, Inc.(1)                                 15,385
--------------------------------------------------------------------------------
     455,000    Seagate Technology                                       7,999
--------------------------------------------------------------------------------
                                                                        23,384
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 4.9%
--------------------------------------------------------------------------------
     483,950    Chicago Bridge & Iron
                Company New York Shares                                 10,831
--------------------------------------------------------------------------------
     990,000    Chiyoda Corporation ORD                                 11,139
--------------------------------------------------------------------------------
     165,000    Fluor Corp.                                              8,507
--------------------------------------------------------------------------------
     220,700    Jacobs Engineering
                Group Inc.(1)                                           10,750
--------------------------------------------------------------------------------
                                                                        41,227
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.5%
--------------------------------------------------------------------------------
     263,000    Providian Financial Corp.(1)                         $   4,384
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.1%
--------------------------------------------------------------------------------
      77,000    Standard and Poor's
                500 Depository Receipt(2)                                8,917
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%
--------------------------------------------------------------------------------

      99,000    TXU Corp.                                                8,493
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
     200,000    Ametek Inc.                                              7,574
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 11.1%
--------------------------------------------------------------------------------
     179,000    ENSCO International Inc.                                 5,835
--------------------------------------------------------------------------------
     110,017    Hydril Co.(1)(2)                                         5,787
--------------------------------------------------------------------------------
      63,699    Nabors Industries Ltd.(1)                                3,431
--------------------------------------------------------------------------------
     807,796    National Oilwell Varco, Inc.(1)                         32,103
--------------------------------------------------------------------------------
     173,000    Noble Corp.(2)                                           8,806
--------------------------------------------------------------------------------
     246,000    Pride International Inc.(1)                              5,486
--------------------------------------------------------------------------------
      68,000    Smith International, Inc.                                3,956
--------------------------------------------------------------------------------
     402,000    Transocean Inc.(1)                                      18,641
--------------------------------------------------------------------------------
     195,000    Weatherford
                International Ltd.(1)                                   10,169
--------------------------------------------------------------------------------
                                                                        94,214
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.0%
--------------------------------------------------------------------------------
      85,000    CVS Corp.                                                4,384
--------------------------------------------------------------------------------
     997,358    Wal-Mart de Mexico SA
                de CV, Series V ORD                                      3,701
--------------------------------------------------------------------------------
                                                                         8,085
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
     214,000    Smithfield Foods Inc.(1)                                 6,476
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
--------------------------------------------------------------------------------
     437,800    Bard (C.R.), Inc.                                       31,158
--------------------------------------------------------------------------------
     149,754    Immucor, Inc.(1)(2)                                      4,469
--------------------------------------------------------------------------------
     206,892    Intuitive Surgical Inc.(1)                               8,884
--------------------------------------------------------------------------------
     148,000    ResMed Inc.(1)(2)                                        9,191
--------------------------------------------------------------------------------
                                                                        53,702
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 10.6%
--------------------------------------------------------------------------------
     390,622    Aetna Inc.                                              28,661
--------------------------------------------------------------------------------
     409,000    Caremark Rx Inc.(1)                                     16,380
--------------------------------------------------------------------------------
     164,000    Community Health
                Systems Inc.(1)                                          5,978
--------------------------------------------------------------------------------
     190,111    Covance Inc.(1)                                          8,677
--------------------------------------------------------------------------------
     108,872    Coventry Health Care Inc.(1)                             7,450
--------------------------------------------------------------------------------
     174,000    Henry Schein, Inc.(1)(2)                                 6,527
--------------------------------------------------------------------------------
     131,786    SFBC International, Inc.(1)(2)                           4,112
--------------------------------------------------------------------------------
     185,000    Triad Hospitals Inc.(1)                                  9,481
--------------------------------------------------------------------------------
      38,000    Universal Health
                Services, Inc. Cl B                                      2,156
--------------------------------------------------------------------------------
                                                                        89,422
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                (continued)

------
7

Giftrust - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 9.3%
--------------------------------------------------------------------------------
     160,011    Applebee's International Inc.                        $   3,965
--------------------------------------------------------------------------------
     106,000    Gaylord Entertainment Co.(1)(2)                          4,240
--------------------------------------------------------------------------------
     380,440    Harrah's Entertainment, Inc.(2)                         24,964
--------------------------------------------------------------------------------
     130,849    Panera Bread Co.(1)(2)                                   6,545
--------------------------------------------------------------------------------
     205,000    Penn National Gaming Inc.(1)                             6,458
--------------------------------------------------------------------------------
      46,000    Red Robin Gourmet
                Burgers Inc.(1)(2)                                       2,229
--------------------------------------------------------------------------------
     227,765    Starwood Hotels &
                Resorts Worldwide, Inc.                                 12,377
--------------------------------------------------------------------------------
     284,000    Station Casinos Inc.(2)                                 18,327
--------------------------------------------------------------------------------
                                                                        79,105
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 1.5%
--------------------------------------------------------------------------------
      82,968    Garmin Ltd.(2)                                           3,277
--------------------------------------------------------------------------------
      91,000    Jarden Corp.(1)(2)                                       4,065
--------------------------------------------------------------------------------
     292,000    Tempur-Pedic
                International Inc.(1)(2)                                 5,574
--------------------------------------------------------------------------------
                                                                        12,916
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.3%
--------------------------------------------------------------------------------
     142,000    Textron Inc.                                            10,700
--------------------------------------------------------------------------------

INSURANCE -- 1.0%
--------------------------------------------------------------------------------
      85,000    Aflac Inc.                                               3,455
--------------------------------------------------------------------------------
     137,000    HCC Insurance Holdings, Inc.                             4,873
--------------------------------------------------------------------------------
                                                                         8,328
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 1.1%
--------------------------------------------------------------------------------
     135,000    VeriSign, Inc.(1)                                        3,572
--------------------------------------------------------------------------------
     113,402    Websense Inc.(1)(2)                                      6,016
--------------------------------------------------------------------------------
                                                                         9,588
--------------------------------------------------------------------------------

IT SERVICES -- 2.4%
--------------------------------------------------------------------------------
     100,000    Alliance Data Systems Corp.(1)                           4,040
--------------------------------------------------------------------------------
      86,000    Global Payments Inc.                                     5,569
--------------------------------------------------------------------------------
     583,000    Titan Corp.(1)                                          10,465
--------------------------------------------------------------------------------
                                                                        20,074
--------------------------------------------------------------------------------

MACHINERY -- 2.4%
--------------------------------------------------------------------------------
      95,355    JLG Industries Inc.(2)                                   1,943
--------------------------------------------------------------------------------
     264,914    Joy Global Inc.                                          8,973
--------------------------------------------------------------------------------
     121,962    Oshkosh Truck Corp.                                      9,165
--------------------------------------------------------------------------------
                                                                        20,081
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.5%
--------------------------------------------------------------------------------
      67,000    Forest Oil Corporation(1)                                2,582
--------------------------------------------------------------------------------
      68,000    Peabody Energy Corp.                                     2,976
--------------------------------------------------------------------------------
     109,000    Valero Energy Corp.                                      7,470
--------------------------------------------------------------------------------
     265,164    XTO Energy Inc.                                          7,999
--------------------------------------------------------------------------------
                                                                        21,027
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
      91,673    Chattem, Inc.(1)(2)                                  $   3,772
--------------------------------------------------------------------------------
   1,018,184    Revlon Inc. Cl A(1)                                      2,993
--------------------------------------------------------------------------------
                                                                         6,765
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.1%
--------------------------------------------------------------------------------
     242,000    American Pharmaceutical
                Partners Inc.(1)(2)                                     12,613
--------------------------------------------------------------------------------
     180,396    Barr Pharmaceuticals Inc.(1)                             9,355
--------------------------------------------------------------------------------
      75,000    Sepracor Inc.(1)                                         4,494
--------------------------------------------------------------------------------
                                                                        26,462
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.7%
--------------------------------------------------------------------------------
     222,000    Burlington Northern
                Santa Fe Corp.                                          10,711
--------------------------------------------------------------------------------
      98,000    J.B. Hunt Transport
                Services, Inc.                                           3,831
--------------------------------------------------------------------------------
                                                                        14,542
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
     131,075    Tessera Technologies Inc.(1)(2)                          3,481
--------------------------------------------------------------------------------

SOFTWARE -- 0.5%
--------------------------------------------------------------------------------
      42,086    MicroStrategy Inc.(1)(2)                                 1,832
--------------------------------------------------------------------------------
      58,000    Quality Systems Inc.(2)                                  2,760
--------------------------------------------------------------------------------
                                                                         4,592
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.8%
--------------------------------------------------------------------------------
     231,000    Abercrombie & Fitch Co.                                 12,462
--------------------------------------------------------------------------------
      41,000    Advance Auto Parts, Inc.(1)                              2,187
--------------------------------------------------------------------------------
     404,700    Bebe Stores Inc.(2)                                     13,081
--------------------------------------------------------------------------------
     216,000    Chico's FAS, Inc.(1)(2)                                  5,536
--------------------------------------------------------------------------------
     188,000    Foot Locker, Inc.                                        5,012
--------------------------------------------------------------------------------
     118,000    Men's Wearhouse, Inc.
                (The)(1)(2)                                              4,870
--------------------------------------------------------------------------------
     179,000    Michaels Stores, Inc.                                    5,943
--------------------------------------------------------------------------------
                                                                        49,091
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 8.0%
--------------------------------------------------------------------------------
     376,000    Alamosa Holdings Inc.(1)                                 4,884
--------------------------------------------------------------------------------
     470,000    America Movil SA
                de CV Series L ADR                                      23,336
--------------------------------------------------------------------------------
     794,744    NII Holdings Inc.(1)(2)                                 39,793
--------------------------------------------------------------------------------
                                                                        68,013
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $749,259)                                                        836,941
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                (continued)

------
8

Giftrust - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

                              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.4%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.17% - 8.875%,
2/15/13 - 2/15/19, valued at $3,877),
in a joint trading account at 2.78%,
dated 4/29/05, due 5/2/05
(Delivery value $3,801)
(Cost $3,800)                                                        $   3,800
--------------------------------------------------------------------------------

                              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 16.5%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.95%, dated 4/29/05,
due 5/2/05 (Delivery value $13,948)                                  $  13,945
--------------------------------------------------------------------------------

Repurchase Agreement, UBS AG,
(collateralized by various U.S.
Government Agency obligations in
a pooled account at the lending agent),
3.00%, dated 4/29/05, due 5/2/05
(Deliver value $125,031)                                               125,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $138,945)                                                        138,945
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 116.0%
(Cost $892,004)                                                        979,686
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (16.0)%                               (135,431)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $ 844,255
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                    ($ IN THOUSANDS)

    Contracts to Sell      Settlement Date    Value   Unrealized Gain (Loss)
-------------------------------------------------------------------------------
576,675,000  JPY for USD      5/31/2005      $5,512           $(52)
-------------------------------------------------------------------------------
  9,761,641  MXN for USD      5/31/2005         879             (5)
-------------------------------------------------------------------------------

                                             $6,391           $(57)
                                         ======================================

(Value on Settlement Date $6,334)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of April 30, 2005.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 4 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $753,059) --
including $136,134 of
securities on loan                                                 $  840,741
----------------------------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $138,945)                                  138,945
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $892,004)                                           979,686
----------------------------------------------------------
Receivable for investments sold                                        15,930
----------------------------------------------------------
Dividends and interest receivable                                         121
--------------------------------------------------------------------------------
                                                                      995,737
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received on securities loaned                  138,945
----------------------------------------------------------
Disbursements in excess of demand deposit cash                            690
----------------------------------------------------------
Payable for investments purchased                                      11,059
----------------------------------------------------------
Payable for forward foreign currency exchange contracts                    57
----------------------------------------------------------
Accrued management fees                                                   731
--------------------------------------------------------------------------------
                                                                      151,482
--------------------------------------------------------------------------------

NET ASSETS                                                         $  844,255
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                            200,000
================================================================================
Outstanding                                                            57,948
================================================================================

NET ASSET VALUE PER SHARE                                          $    14.57
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $1,253,411
----------------------------------------------------------
Accumulated net investment loss                                        (1,688)
----------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                    (495,093)
----------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                      87,625
--------------------------------------------------------------------------------
                                                                   $  844,255
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------
Dividends (net of foreign taxes withheld of $19)                     $  2,341
---------------------------------------------------
Securities lending                                                        476
---------------------------------------------------
Interest                                                                   70
--------------------------------------------------------------------------------
                                                                        2,887
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------
Management fees                                                         4,567
---------------------------------------------------
Directors' fees and expenses                                                6
---------------------------------------------------
Other expenses                                                              2
--------------------------------------------------------------------------------
                                                                        4,575
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (1,688)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment
and foreign currency transactions                                      68,974
---------------------------------------------------
Change in net unrealized appreciation
on investments and translation of assets
and liabilities in foreign currencies                                 (15,992)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                       52,982
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 51,294
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                       2005       2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                       $ (1,688)  $   (769)
-------------------------------------------
Net realized gain                                           68,974     42,726
-------------------------------------------
Change in net unrealized appreciation                      (15,992)   (56,297)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                   51,294    (14,340)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                    6,409     13,366
-------------------------------------------
Payments for shares redeemed                               (78,159)   (30,236)
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                            (71,750)   (16,870)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                 (20,456)   (31,210)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                        864,711    895,921
--------------------------------------------------------------------------------
End of period                                             $844,255   $864,711
================================================================================

Accumulated net investment loss                           $ (1,688)        --
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                           426        950
-------------------------------------------
Redeemed                                                    (5,089)    (2,159)
--------------------------------------------------------------------------------
Net decrease in shares of the fund                          (4,663)    (1,209)
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Giftrust Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of medium- and small-sized companies. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

(continued)

------
13

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2005, were $1,055,874 and $1,133,641, respectively.

(continued)

------
14

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. SECURITIES LENDING

As of April 30, 2005, securities in the fund valued at $136,134, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$138,945. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2005.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                       $893,157
================================================================================
Gross tax appreciation of investments                                 $104,556
---------------------------------------------------------
Gross tax depreciation of investments                                  (18,027)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                    $ 86,529
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

As of October 31, 2004, the fund had accumulated capital losses of $561,068, which represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

------------------------------------------------------
        2009             2010            2011
------------------------------------------------------
     $(416,365)       $(138,462)       $(6,241)
------------------------------------------------------

------
15

Giftrust - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                     2005(1)      2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $13.81      $14.04     $11.88     $14.04     $43.71     $26.80
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Loss(2)              (0.03)      (0.01)     (0.07)     (0.06)     (0.02)     (0.32)
-------------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                          0.79       (0.22)      2.23      (2.10)    (21.07)     17.23
------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.76       (0.23)      2.16      (2.16)    (21.09)     16.91
------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Realized Gains                       --          --         --         --        (8.58)       --
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $14.57      $13.81     $14.04     $11.88     $14.04     $43.71
======================================================================================================
  TOTAL RETURN(3)                      5.50%      (1.64)%    18.18%    (15.38)%   (56.36)%    63.10%

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets                  1.00%(4)     0.49%(5)     1.00%       1.00%      1.00%     1.00%
-------------------------------
Ratio of Net
Investment Loss to
Average Net Assets                (0.37)%(4)   (0.09)%(5)   (0.55)%     (0.42)%    (0.11)%   (0.75)%
-------------------------------
Portfolio Turnover Rate                 116%         260%      140%        140%       196%       92%
-------------------------------
Net Assets,
End of Period
(in millions)                           $844         $865      $896        $756       $880    $2,086
------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) During a portion of the year ended October 31, 2004, the investment advisor voluntarily agreed to waive its management fee. The waiver was in effect from February 1, 2004 through July 31, 2004. Had fees not been waived the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 1.00% and
    (0.60)%, respectively.

See Notes to Financial Statements.

------
16

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
17

Notes

------
18

Notes

------
19

Notes

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                 PRSRT STD
P.O. Box 419200                                          U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                AMERICAN CENTURY
                                                             COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0506
SH-SAN-43965S

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

Select Fund
Capital Growth Fund
Fundamental Equity Fund
New Opportunities II Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

SELECT

CAPITAL GROWTH

FUNDAMENTAL EQUITY

NEW OPPORTUNITIES II

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Select, Capital
Growth, Fundamental Equity and New Opportunities II funds for the six months ended April 30, 2005.

This report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers and other communications about investments, portfolio strategy and the markets.

Your next shareholder report for these funds will be the annual report dated
October 31, 2005, available in about six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Select - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                 --------------------------------
                                     AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE      INCEPTION
                         1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           -1.08%   -6.70%      7.62%     13.74%      6/30/71(1)
--------------------------------------------------------------------------------
S&P 500 INDEX(2)          6.34%   -2.94%     10.26%     11.13%         --
--------------------------------------------------------------------------------
Institutional Class      -0.88%   -6.50%       --        5.21%       3/13/97
--------------------------------------------------------------------------------
Advisor Class            -1.33%   -6.94%       --        2.36%       8/8/97
--------------------------------------------------------------------------------
A Class                                                              1/31/03
   No sales charge*      -1.32%     --         --       11.03%(3)
   With sales charge*    -7.00%     --         --        8.14%(3)
--------------------------------------------------------------------------------
B Class                                                              1/31/03
   No sales charge*      -2.04%     --         --       10.20%(3)
   With sales charge*    -6.04%     --         --        9.01%(3)
--------------------------------------------------------------------------------
C Class                  -2.07%     --         --       10.23%(3)    1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

(2) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 3/11/03, 2/1/03 to 2/11/03, and 2/1/03 to
    3/11/03 for the A, B, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Select - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
---------------------------------------------------------------------------------------------------
                 1996    1997    1998    1999    2000     2001    2002     2003     2004    2005
---------------------------------------------------------------------------------------------------
Investor Class  19.89%  20.54%  40.19%  28.41%  13.38%  -17.52%  -15.63%  -14.23%  19.70%  -1.08%
---------------------------------------------------------------------------------------------------
S&P 500 Index   30.21%  25.13%  41.07%  21.82%  10.13%  -12.97%  -12.63%  -13.31%  22.88%   6.34%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Select - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE SELECT INVESTMENT TEAM: JOHN SYKORA AND KEITH LEE.

American Century Select gained 1.37%(1) in the six months ended April 30, 2005, compared with the 3.28% return of its benchmark, the S&P 500 Index.

Select has returned an average of 13.74% on an annual basis since its inception
June 30, 1971. Although its most recent one-year return was down 1.08% and ranks in the 77th percentile (981st out of 1,337 portfolios) among its Morningstar large growth peer group(2), its average five-year return ranks in the top 28% of that group, or 217th out of 781. In addition, its 10-year return ranks in the top 48%, or 126th out of 265.

LARGE CAPS OUTPERFORM

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004, despite record-high oil prices, rising interest rates and a modest increase in underlying inflation.

Slowing economic growth and rising interest rates as the period progressed also hampered markets, particularly small-cap stocks. In the last half of the period, the Dow Jones Industrial Average and the S&P 500, two indices consisting primarily of large-cap stocks, fell just 2.28% and 1.61%, respectively. But the
Russell 2000 and S&P SmallCap 600 indices, comprising small caps, plunged 6.87%
and 5.39%, respectively.

An overweight stake in health care, combined with solid security selection in that sector, made the biggest contribution to Select's return during the period.
That helped overcome underweight positions in energy and utilities that detracted from performance on a relative basis. An overweight stake in consumer discretionary stocks also crimped returns as consumer spending slowed while economic concerns mounted.

BIG STAKES, BIG RETURNS

Select's largest individual stock holding, on average, UnitedHealth Group, made

TOP TEN HOLDINGS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                             % OF                 % OF
                                          NET ASSETS           NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Microsoft Corporation                       3.6%                  3.6%
--------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                                3.5%                  4.7%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       3.3%                  0.9%
--------------------------------------------------------------------------------
American International
Group, Inc.                                 3.2%                  2.9%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.1%                  3.2%
--------------------------------------------------------------------------------
Aramark Corp. Cl B                          3.1%                  3.0%
--------------------------------------------------------------------------------
Weight Watchers
International Inc.                          2.7%                  1.9%
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                         2.6%                  1.5%
--------------------------------------------------------------------------------
SLM Corporation                             2.3%                  2.4%
--------------------------------------------------------------------------------
Amgen Inc.                                  2.3%                  1.5%
--------------------------------------------------------------------------------

(1) All fund returns referenced in this commentary are for Investor Class shares. Returns for periods less than one year are not annualized.

(2) (c) 2005 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use
    of this information.                                             (continued)

------
4

Select - Portfolio Commentary

its mark as the portfolio's biggest individual contributor in the period on both a relative and absolute basis. Leading Select's overweight position among health-care providers, UnitedHealth's stock surged 31% in the period as its fourth quarter 2004 and first quarter 2005 earnings rose 34% and 41%, respectively.

Stakes in pharmaceutical stocks, composing Select's biggest average industry weighting in the period, also boosted the portfolio's performance. Select's positioning in the industry overcame problems facing U.S. drug giants Pfizer and
Merck and the threat to domestic drug firms posed by Congress' potential approval of wide-scale drug reimportation. Teva Pharmaceuticals, a maker of generic drugs; Altana AG, a Germany-based producer of gastrointestinal and respiratory drugs; and U.S. behemoth Johnson & Johnson all ranked among Select's top five performing stocks in the period.

On a relative basis, the portfolio also benefited from an underweight in telecommunications services and by avoiding several information technology stocks that suffered amid the softening demand in that sector.

AVOIDING ENERGY, UTILITIES

Given Select's underweight positions in energy and utilities, those surging sectors hurt the portfolio's relative performance in the period. An underweight stake in Exxon Mobil, whose shares rallied in the period as rising oil prices boosted its profit, made that company's stock our second-leading individual detractor.

An overweight position in consumer discretionary stocks also trimmed the portfolio's return as consumer spending slowed after the first of the year.
Select's stake in eBay led the weak performance in this sector. The company's shares fell 35% during the six-month stretch as investors grew worried about intensifying competition and slower growth rates for the online marketplace.

Select's worst performing stock in the period, American International Group
(AIG), suffered amid an accounting investigation that led to the ouster of its chief executive and chief financial officers.

OUR COMMITMENT

We continue seeking great companies with attractive risk/reward characteristics that appear capable of sustaining long-term growth in earnings, revenue and/or cash flow. We believe this strategy offers our investors the best potential for long-term investment rewards.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                             % OF                 % OF
                                          NET ASSETS           NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Pharmaceuticals                             11.2%                 11.0%
--------------------------------------------------------------------------------
Insurance                                    7.3%                  6.9%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                   6.8%                  5.7%
--------------------------------------------------------------------------------
Software                                     5.9%                  5.4%
--------------------------------------------------------------------------------
Specialty Retail                             5.6%                  4.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO*
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                          INVESTMENTS          INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                               90.7%                 95.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                             2.0%                  2.9%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                       7.3%                  1.3%
--------------------------------------------------------------------------------

*See the Schedule of Investments for a presentation of the types of investments in the portfolio based on net assets.

------
5

Select - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.6%

AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
     190,000  United Parcel
              Service, Inc. Cl B                                $   13,548,900
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
     540,000  Autoliv, Inc.                                         23,895,000
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.3%
--------------------------------------------------------------------------------
   1,014,000  Harley-Davidson, Inc.                                 47,678,280
--------------------------------------------------------------------------------

BEVERAGES -- 4.1%
--------------------------------------------------------------------------------
     730,000  Anheuser-Busch
              Companies, Inc.                                       34,215,100
--------------------------------------------------------------------------------
     965,000  Coca-Cola Company (The)                               41,919,600
--------------------------------------------------------------------------------
     560,000  Diageo plc ORD                                         8,262,667
--------------------------------------------------------------------------------
   1,152,300  PepsiCo, Inc.                                         64,113,972
--------------------------------------------------------------------------------
                                                                   148,511,339
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 3.0%
--------------------------------------------------------------------------------
   1,426,200  Amgen Inc.(1)                                         83,019,102
--------------------------------------------------------------------------------
     500,000  Gilead Sciences, Inc.(1)                              18,550,000
--------------------------------------------------------------------------------
     175,000  Neurocrine
              Biosciences Inc.(1)(2)                                 6,118,000
--------------------------------------------------------------------------------
                                                                   107,687,102
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.2%
--------------------------------------------------------------------------------
     909,370  Bank of New York
              Co., Inc. (The)                                       25,407,798
--------------------------------------------------------------------------------
     320,000  Morgan Stanley                                        16,838,400
--------------------------------------------------------------------------------
                                                                    42,246,198
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 6.8%
--------------------------------------------------------------------------------
     910,000  Apollo Group Inc. Cl A(1)                             65,629,200
--------------------------------------------------------------------------------
   4,552,379  Aramark Corp. Cl B(2)                                111,578,809
--------------------------------------------------------------------------------
   1,407,000  Cintas Corp.                                          54,296,130
--------------------------------------------------------------------------------
     639,800  Waste Management, Inc.                                18,227,902
--------------------------------------------------------------------------------
                                                                   249,732,041
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.9%
--------------------------------------------------------------------------------
   4,240,000  Cisco Systems Inc.(1)                                 73,267,200
--------------------------------------------------------------------------------
     945,000  QUALCOMM Inc.                                         32,971,050
--------------------------------------------------------------------------------
                                                                   106,238,250
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.6%
--------------------------------------------------------------------------------
   1,725,100  Dell Inc.(1)                                          60,085,233
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.3%
--------------------------------------------------------------------------------
   1,755,000  SLM Corporation                                       83,608,200
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL
SERVICES -- 2.1%
--------------------------------------------------------------------------------
   1,608,966  Citigroup Inc.                                        75,557,043
--------------------------------------------------------------------------------

ENERGY EQUIPMENT
& SERVICES -- 0.2%
--------------------------------------------------------------------------------
     180,000  BJ Services Co.                                        8,775,000
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 3.3%
--------------------------------------------------------------------------------
   2,570,000  Wal-Mart Stores, Inc.                             $  121,149,800
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
     221,564  Nestle SA ORD                                         57,962,750
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 3.2%
--------------------------------------------------------------------------------
     270,000  Boston Scientific Corp.(1)                             7,986,600
--------------------------------------------------------------------------------
   1,455,100  Medtronic, Inc.                                       76,683,770
--------------------------------------------------------------------------------
     135,000  Stryker Corp.                                          6,554,250
--------------------------------------------------------------------------------
     395,000  Varian Medical Systems, Inc.(1)                       13,327,300
--------------------------------------------------------------------------------
     160,000  Zimmer Holdings Inc.(1)                               13,027,200
--------------------------------------------------------------------------------
                                                                   117,579,120
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 3.5%
--------------------------------------------------------------------------------
   1,360,000  UnitedHealth Group
              Incorporated                                         128,533,600
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 4.3%
--------------------------------------------------------------------------------
   1,145,000  Carnival Corporation                                  55,967,600
--------------------------------------------------------------------------------
   1,150,888  Four Seasons Hotels Inc.(2)                           73,046,861
--------------------------------------------------------------------------------
   1,035,000  International Game
              Technology                                            27,831,150
--------------------------------------------------------------------------------
                                                                   156,845,611
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 3.4%
--------------------------------------------------------------------------------
     465,000  Koninklijke Royal Philips
              Electronics N.V.
              New York Shares                                       11,527,350
--------------------------------------------------------------------------------
   1,350,000  Koninklijke Royal Philips
              Electronics N.V. ORD                                  33,196,813
--------------------------------------------------------------------------------
   2,863,690  Yankee Candle
              Company Inc.(1)(2)(3)                                 79,581,945
--------------------------------------------------------------------------------
                                                                   124,306,108
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
     185,000  Colgate-Palmolive Co.                                  9,211,150
--------------------------------------------------------------------------------
   1,088,600  Procter & Gamble Co. (The)                            58,947,690
--------------------------------------------------------------------------------
                                                                    68,158,840
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
     875,700  General Electric Co.                                  31,700,340
--------------------------------------------------------------------------------

INSURANCE -- 7.3%
--------------------------------------------------------------------------------
   2,279,625  American International
              Group, Inc.                                          115,918,932
--------------------------------------------------------------------------------
   1,214,272  Axis Capital Holdings
              Limited                                               32,299,635
--------------------------------------------------------------------------------
         687  Berkshire Hathaway
              Inc. Cl A(1)                                          57,948,450
--------------------------------------------------------------------------------
      20,329  Berkshire Hathaway
              Inc. Cl B(1)                                          56,880,745
--------------------------------------------------------------------------------
     182,000  Marsh & McLennan
              Companies, Inc.                                        5,101,460
--------------------------------------------------------------------------------
                                                                   268,149,222
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

Select - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 3.8%
--------------------------------------------------------------------------------
      65,000  Amazon.com, Inc.(1)                               $    2,103,400
--------------------------------------------------------------------------------
   1,940,000  eBay Inc.(1)                                          61,556,200
--------------------------------------------------------------------------------
   3,523,961  IAC/InterActiveCorp(1)(2)                             76,610,912
--------------------------------------------------------------------------------
                                                                   140,270,512
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
      40,000  Google Inc. Cl A(1)                                    8,800,000
--------------------------------------------------------------------------------
     300,000  Yahoo! Inc.(1)                                        10,353,000
--------------------------------------------------------------------------------
                                                                    19,153,000
--------------------------------------------------------------------------------

IT SERVICES -- 3.8%
--------------------------------------------------------------------------------
   1,720,000  First Data Corp.                                      65,411,600
--------------------------------------------------------------------------------
     500,000  Iron Mountain
              Incorporated(1)(2)                                    14,850,000
--------------------------------------------------------------------------------
   1,930,000  Paychex, Inc.                                         59,058,000
--------------------------------------------------------------------------------
                                                                   139,319,600
--------------------------------------------------------------------------------

MEDIA -- 0.9%
--------------------------------------------------------------------------------
     415,000  Univision Communications
              Inc. Cl A(1)(2)                                       10,910,350
--------------------------------------------------------------------------------
     610,000  Viacom, Inc. Cl B                                     21,118,200
--------------------------------------------------------------------------------
                                                                    32,028,550
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 0.8%
--------------------------------------------------------------------------------
     201,380  Apache Corp.                                          11,335,680
--------------------------------------------------------------------------------
      75,000  BP plc ADR                                             4,567,500
--------------------------------------------------------------------------------
     225,000  Exxon Mobil Corp.                                     12,831,750
--------------------------------------------------------------------------------
                                                                    28,734,930
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
     900,000  Avon Products, Inc.                                   36,072,000
--------------------------------------------------------------------------------
   1,247,000  Estee Lauder
              Companies, Inc. Cl A                                  47,897,270
--------------------------------------------------------------------------------
     535,000  Gillette Company                                      27,627,400
--------------------------------------------------------------------------------
                                                                   111,596,670
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 11.2%
--------------------------------------------------------------------------------
     800,000  Altana AG ORD                                         49,890,391
--------------------------------------------------------------------------------
     743,400  Eli Lilly and Company                                 43,466,598
--------------------------------------------------------------------------------
   1,008,000  Forest Laboratories, Inc. Cl A(1)                     35,965,440
--------------------------------------------------------------------------------
   1,632,400  Johnson & Johnson                                    112,031,612
--------------------------------------------------------------------------------
     678,631  Novartis AG ORD                                       32,841,101
--------------------------------------------------------------------------------
   1,565,275  Pfizer, Inc.                                          42,528,522
--------------------------------------------------------------------------------
   3,065,000  Teva Pharmaceutical
              Industries Ltd. ADR                                   95,750,600
--------------------------------------------------------------------------------
                                                                   412,474,264
--------------------------------------------------------------------------------

Shares/Principal Amount                                              Value
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.8%
--------------------------------------------------------------------------------
     465,000  Analog Devices, Inc.                              $   15,861,150
--------------------------------------------------------------------------------
   2,730,000  Applied Materials, Inc.(1)                            40,595,100
--------------------------------------------------------------------------------
   1,430,000  Integrated Circuit
              Systems, Inc.(1)                                      26,126,100
--------------------------------------------------------------------------------
   1,870,000  Intel Corp.                                           43,982,400
--------------------------------------------------------------------------------
     370,000  Linear Technology Corp.                               13,223,800
--------------------------------------------------------------------------------
                                                                   139,788,550
--------------------------------------------------------------------------------

SOFTWARE -- 5.9%
--------------------------------------------------------------------------------
     485,000  Electronic Arts Inc.(1)                               25,894,150
--------------------------------------------------------------------------------
     865,000  Intuit Inc.(1)                                        34,859,500
--------------------------------------------------------------------------------
   5,222,800  Microsoft Corporation                                132,136,840
--------------------------------------------------------------------------------
   1,115,000  Oracle Corp.(1)                                       12,889,400
--------------------------------------------------------------------------------
     490,000  Symantec Corp.(1)                                      9,202,200
--------------------------------------------------------------------------------
                                                                   214,982,090
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.6%
--------------------------------------------------------------------------------
   1,345,000  Cabela's Inc.(1)(2)                                   26,805,850
--------------------------------------------------------------------------------
   1,340,100  Home Depot, Inc.                                      47,399,337
--------------------------------------------------------------------------------
     590,200  Lowe's Companies, Inc.                                30,755,322
--------------------------------------------------------------------------------
   2,340,000  Weight Watchers
              International, Inc.(1)(2)                             97,695,000
--------------------------------------------------------------------------------
                                                                   202,655,509
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE -- 1.3%
--------------------------------------------------------------------------------
   2,218,000  China Merchants Holdings
              International Co. Ltd. ORD                             4,325,140
--------------------------------------------------------------------------------
  32,730,000  Hopewell Highway
              Infrastructure Ltd. ORD                               22,884,295
--------------------------------------------------------------------------------
  27,378,000  Zhejiang Expressway
              Co. Ltd. ORD                                          18,966,645
--------------------------------------------------------------------------------
                                                                    46,176,080
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 0.9%
--------------------------------------------------------------------------------
   1,145,000  Nextel Communications, Inc.(1)                        32,048,550
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $3,121,779,913)                                            3,561,176,282
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.2%

 $79,200,000  FNMA Discount Notes,
              2.85%, 5/2/05(4)
(Cost $79,193,730)                                                  79,200,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Select - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(5) -- 7.8%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.95%, dated 4/29/05,
due 5/2/05 (Delivery value $59,974,530)                         $   59,959,790
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.00%, dated 4/29/05,
due 5/2/05 (Delivery value $225,056,250)                           225,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $284,959,790)                                                284,959,790
--------------------------------------------------------------------------------

                                                                     Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 107.6%
(Cost $3,485,933,433)                                           $3,925,336,072
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (7.6)%                                        (276,692,069)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                      $3,648,644,003
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                                   Unrealized
     Contracts to Sell        Settlement Date          Value       Gain (Loss)
--------------------------------------------------------------------------------
  29,192,868  Euro for USD       5/31/05           $ 37,573,797    $  279,712
--------------------------------------------------------------------------------
  21,095,506  Euro for USD       5/31/05             27,151,778       224,605
--------------------------------------------------------------------------------
  14,257,648  Euro for USD       5/31/05             18,350,851       152,341
--------------------------------------------------------------------------------
   2,021,403  GBP for USD        5/31/05              3,847,807         3,370
--------------------------------------------------------------------------------
   2,318,596  GBP for USD        5/31/05              4,413,525         5,767
--------------------------------------------------------------------------------
 107,683,197  CHF for USD        5/31/05             90,171,064       708,000
--------------------------------------------------------------------------------
                                                   $181,508,822    $1,373,795
                                               =================================

(Value on Settlement Date $182,882,617)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

CHF = Swiss Franc

FNMA = Federal National Mortgage Association

GBP = British Pound

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of April 30, 2005.

(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements.)

(4)  The rate indicated is the yield to maturity at purchase.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
8

Capital Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                               ----------------
                                                AVERAGE ANNUAL
                                                   RETURNS
--------------------------------------------------------------------------------
                                                    SINCE          INCEPTION
                                    1 YEAR        INCEPTION          DATE
--------------------------------------------------------------------------------
A CLASS                                                             2/27/04
   No sales charge*                 4.49%           0.09%
   With sales charge*              -1.48%          -4.85%
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(1)        0.40%          -2.61%             --
--------------------------------------------------------------------------------
B Class                                                             2/27/04
   No sales charge*                 3.66%          -0.68%
   With sales charge*              -0.34%          -4.12%
--------------------------------------------------------------------------------
C Class                             3.66%          -0.68%           2/27/04
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
9

Capital Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 27, 2004

*From 2/27/04, the A Class's inception date. Not annualized. Capital Growth A
 Class's initial investment is $9,425 to reflect the maximum 5.75% initial sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

Capital Growth - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE CAPITAL GROWTH INVESTMENT TEAM: PRESCOTT LEGARD AND
GREG WOODHAMS.

Capital Growth gained 1.21%* during the six months ended April 30, 2005, outperforming the 1.14% rise of its benchmark, the Russell 1000 Growth Index.

EQUITIES GAIN AMID CHALLENGES

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004 despite record-high oil prices, rising interest rates and a modest increase of underlying inflation. Stocks were able to post positive returns for the six months ended April 30, 2005, but most of those gains came in the last two months of 2004. Over the past six months, the value style of investing continued to outperform growth, and midsize companies performed better than large companies.
The best performing sectors of the Russell 1000 Growth Index over this time period were: utilities, energy and healthcare. Financials, consumer discretionary and materials were underperformers.

STOCK SELECTION KEYS RESULTS

Capital Growth's performance was lifted by favorable stock selection in the materials, financials, industrials and consumer staples sectors. The biggest lift came from stock selection in the materials sector in which the portfolio's holdings in aggregate gained roughly 38%. Monsanto was a top contributor as the agricultural biotechnology company experienced increased corn seed sales and higher revenues for Roundup(reg.tm) and other herbicides.

The industrials sector also generated solid returns in the portfolio.
Investments in industrial conglomerates boosted results as did holdings in the aerospace and defense industry. Aviation electronics manufacturer Rockwell
Collins was a top contributor. The maker of avionics, cockpit radios and navigation systems said its earnings soared, and the company raised its 2005 earnings and revenue guidance based on steady military sales and the recovery of the commercial-air industry.

TOP TEN HOLDINGS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                             % OF                 % OF
                                          NET ASSETS           NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Johnson & Johnson                           5.1%                  2.9%
--------------------------------------------------------------------------------
General Electric Co.                        4.3%                  3.3%
--------------------------------------------------------------------------------
Microsoft Corporation                       3.8%                  3.5%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                   3.3%                  3.3%
--------------------------------------------------------------------------------
PepsiCo, Inc.                               2.9%                  2.4%
--------------------------------------------------------------------------------
Intel Corp.                                 2.8%                  3.1%
--------------------------------------------------------------------------------
Cisco Systems Inc.                          2.4%                  3.2%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       2.3%                  2.0%
--------------------------------------------------------------------------------
EMC Corp.                                   2.1%                  1.1%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                           2.0%                  1.6%
--------------------------------------------------------------------------------

*All portfolio returns referenced in this review are for Class A shares and are not reduced by sales charges. Class A shares are subject to a maximum sales charge of 5.75%. Had the sales charge been applied, returns would be lower than those shown. Returns for periods less than one year are not annualized.
                                                                     (continued)

------
11

Capital Growth - Portfolio Commentary

Stock selection in the financials sector, particularly in the thrifts/mortgage finance industry, was additive to performance as compared to the benchmark.
Moreover, brokerage firms in the capital markets industry benefited from renewed merger, trading and new issuance activity.

The consumer staples sector was another area of solid performance in the portfolio. CVS Corp.'s earnings rose as the drug-store chain experienced strong sales, driven in part by its acquisition last year of Eckerd. Consumer products maker Gillette was another standout, benefiting from its pending acquisition by
Procter & Gamble.

MIXED RESULTS

The portfolio's health care stake produced mixed results. Investments in manufacturers of health care equipment and supplies companies, such as C.R.
Bard, advanced. However, an underweight position in health care services and stock selection in the biotechnology industries hindered performance compared to the benchmark. One of the top detractors to returns was biopharmaceutical company Biogen Idec. Its share price declined on the unexpected withdrawal of the new drug Tysabri following the death of a patient who was being treated for multiple sclerosis. The stock was removed from the portfolio.

In the consumer discretionary sector, Capital Growth was slowed by media companies. The portfolio's shares of Univision, a leading Spanish-language media company in the U.S., declined after the company lowered its guidance for fourth quarter results. Capital Growth's information technology stake was another area of weakness. Teradyne was the chief detractor after the semiconductor testing equipment company posted a net loss as quarterly sales fell below expectations.
The stock was sold.

OUR COMMITMENT

Portfolio manager Tim Reynolds left American Century Investments in February to pursue another career opportunity. Greg Woodhams, a Growth manager since 1997, and Prescott LeGard, a member of the team since 1999, remain at the portfolio's helm.

The Capital Growth management team remains committed to its investment strategy of identifying larger-sized companies best able to sustain business improvement.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                             % OF                 % OF
                                          NET ASSETS           NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Pharmaceuticals                             10.5%                 9.3%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                   8.1%                 9.1%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor
Equipment                                    7.8%                 7.1%
--------------------------------------------------------------------------------
Industrial Conglomerates                     6.3%                 5.2%
--------------------------------------------------------------------------------
Communications
Equipment                                    4.8%                 5.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND            % OF FUND
                                         INVESTMENTS          INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                              100.0%                100.0%
--------------------------------------------------------------------------------

------
12

Capital Growth - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.4%

AEROSPACE & DEFENSE -- 2.8%
--------------------------------------------------------------------------------
         675  Rockwell Collins                                      $   30,969
--------------------------------------------------------------------------------
         258  United Technologies Corp.                                 26,244
--------------------------------------------------------------------------------
                                                                        57,213
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.9%
--------------------------------------------------------------------------------
         267  United Parcel Service, Inc. Cl B                          19,040
--------------------------------------------------------------------------------

BEVERAGES -- 3.5%
--------------------------------------------------------------------------------
         293  Coca-Cola Company (The)                                   12,728
--------------------------------------------------------------------------------
       1,074  PepsiCo, Inc.                                             59,757
--------------------------------------------------------------------------------
                                                                        72,485
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.9%
--------------------------------------------------------------------------------
         428  Amgen Inc.(1)                                             24,913
--------------------------------------------------------------------------------
         480  Celgene Corp.(1)                                          18,197
--------------------------------------------------------------------------------
         225  Invitrogen Corp.(1)                                       16,486
--------------------------------------------------------------------------------
                                                                        59,596
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.8%
--------------------------------------------------------------------------------
         248  Goldman Sachs Group, Inc. (The)                           26,484
--------------------------------------------------------------------------------
         715  Northern Trust Corp.                                      32,196
--------------------------------------------------------------------------------
                                                                        58,680
--------------------------------------------------------------------------------

CHEMICALS -- 1.7%
--------------------------------------------------------------------------------
         580  Monsanto Co.                                              34,000
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
         406  Monster Worldwide Inc.(1)                                  9,342
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 4.8%
--------------------------------------------------------------------------------
         730  Avaya Inc.(1)                                              6,336
--------------------------------------------------------------------------------
       2,881  Cisco Systems Inc.(1)                                     49,783
--------------------------------------------------------------------------------
         419  Juniper Networks, Inc.(1)                                  9,465
--------------------------------------------------------------------------------
         295  QUALCOMM Inc.                                             10,293
--------------------------------------------------------------------------------
         758  Scientific-Atlanta, Inc.                                  23,180
--------------------------------------------------------------------------------
                                                                        99,057
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 4.4%
--------------------------------------------------------------------------------
         338  Apple Computer, Inc.(1)                                   12,188
--------------------------------------------------------------------------------
         975  Dell Inc.(1)                                              33,959
--------------------------------------------------------------------------------
       3,338  EMC Corp.(1)                                              43,795
--------------------------------------------------------------------------------
                                                                        89,942
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.9%
--------------------------------------------------------------------------------
         752  American Express Co.                                      39,630
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.1%
--------------------------------------------------------------------------------
         481  iShares Russell 1000
              Growth Index Fund                                         22,140
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
         299  J.P. Morgan Chase & Co.                                   10,612
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 4.2%
--------------------------------------------------------------------------------
         745  CVS Corp.                                             $   38,427
--------------------------------------------------------------------------------
       1,013  Wal-Mart Stores, Inc.                                     47,753
--------------------------------------------------------------------------------
                                                                        86,180
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
         253  Delta and Pine Land Company                                6,376
--------------------------------------------------------------------------------
         394  McCormick & Company, Inc.                                 13,628
--------------------------------------------------------------------------------
                                                                        20,004
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 8.1%
--------------------------------------------------------------------------------
         591  Bard (C.R.), Inc.                                         42,062
--------------------------------------------------------------------------------
         539  Becton Dickinson & Co.                                    31,542
--------------------------------------------------------------------------------
         218  Cooper Companies, Inc. (The)                              14,726
--------------------------------------------------------------------------------
         377  Edwards Lifesciences Corporation(1)                       16,603
--------------------------------------------------------------------------------
         166  Guidant Corp.                                             12,297
--------------------------------------------------------------------------------
         769  Hospira Inc.(1)                                           25,800
--------------------------------------------------------------------------------
         463  Medtronic, Inc.                                           24,400
--------------------------------------------------------------------------------
                                                                       167,430
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 1.8%
--------------------------------------------------------------------------------
         439  Covance Inc.(1)                                           20,035
--------------------------------------------------------------------------------
         318  Triad Hospitals Inc.(1)                                   16,298
--------------------------------------------------------------------------------
                                                                        36,333
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS
& LEISURE -- 0.9%
--------------------------------------------------------------------------------
         387  Carnival Corporation                                      18,917
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 4.2%
--------------------------------------------------------------------------------
         310  Kimberly-Clark Corp.                                      19,360
--------------------------------------------------------------------------------
       1,242  Procter & Gamble Co. (The)                                67,254
--------------------------------------------------------------------------------
                                                                        86,614
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 6.3%
--------------------------------------------------------------------------------
         119  3M Co.                                                     9,100
--------------------------------------------------------------------------------
       2,429  General Electric Co.                                      87,930
--------------------------------------------------------------------------------
         435  Textron Inc.                                              32,777
--------------------------------------------------------------------------------
                                                                       129,807
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.6%
--------------------------------------------------------------------------------
         390  eBay Inc.(1)                                              12,375
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 3.8%
--------------------------------------------------------------------------------
         118  Google Inc. Cl A(1)                                       25,960
--------------------------------------------------------------------------------
         445  VeriSign, Inc.(1)                                         11,775
--------------------------------------------------------------------------------
       1,181  Yahoo! Inc.(1)                                            40,756
--------------------------------------------------------------------------------
                                                                        78,491
--------------------------------------------------------------------------------

IT SERVICES -- 1.1%
--------------------------------------------------------------------------------
         756  Paychex, Inc.                                             23,134
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
13

Capital Growth - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

MEDIA -- 3.3%
--------------------------------------------------------------------------------
         635  Disney (Walt) Co.                                    $    16,764
--------------------------------------------------------------------------------
         192  Getty Images Inc.(1)                                      13,738
--------------------------------------------------------------------------------
       1,471  News Corp.                                                22,476
--------------------------------------------------------------------------------
         582  Univision
              Communications Inc. Cl A(1)                               15,301
--------------------------------------------------------------------------------
                                                                        68,279
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.8%
--------------------------------------------------------------------------------
       1,064  Dollar General Corp.                                      21,653
--------------------------------------------------------------------------------
         414  Kohl's Corp.(1)                                           19,706
--------------------------------------------------------------------------------
         353  Target Corporation                                        16,379
--------------------------------------------------------------------------------
                                                                        57,738
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.8%
--------------------------------------------------------------------------------
         651  Apache Corp.                                              36,645
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 2.5%
--------------------------------------------------------------------------------
         281  Alberto-Culver Company Cl B                               12,505
--------------------------------------------------------------------------------
         763  Gillette Company                                          39,401
--------------------------------------------------------------------------------
                                                                        51,906
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 10.5%
--------------------------------------------------------------------------------
         336  Eli Lilly and Company                                     19,646
--------------------------------------------------------------------------------
       1,518  Johnson & Johnson                                        104,181
--------------------------------------------------------------------------------
         553  Novartis AG ORD                                           26,761
--------------------------------------------------------------------------------
         278  Novo Nordisk A/S Cl B ORD                                 13,997
--------------------------------------------------------------------------------
         843  Pfizer, Inc.                                              22,904
--------------------------------------------------------------------------------
         235  Roche Holding AG ORD                                      28,205
--------------------------------------------------------------------------------
                                                                       215,694
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.8%
--------------------------------------------------------------------------------
         377  Altera Corp.(1)                                       $    7,815
--------------------------------------------------------------------------------
       1,731  Applied Materials, Inc.(1)                                25,740
--------------------------------------------------------------------------------
         810  Broadcom Corp.(1)                                         24,227
--------------------------------------------------------------------------------
       2,467  Intel Corp.                                               58,024
--------------------------------------------------------------------------------
         676  Linear Technology Corp.                                   24,160
--------------------------------------------------------------------------------
       1,121  National Semiconductor Corp.                              21,389
--------------------------------------------------------------------------------
                                                                       161,355
--------------------------------------------------------------------------------

SOFTWARE -- 4.3%
--------------------------------------------------------------------------------
         101  Electronic Arts Inc.(1)                                    5,392
--------------------------------------------------------------------------------
       3,086  Microsoft Corporation                                     78,076
--------------------------------------------------------------------------------
         420  Oracle Corp.(1)                                            4,855
--------------------------------------------------------------------------------
                                                                        88,323
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 3.5%
--------------------------------------------------------------------------------
         583  AnnTaylor Stores Corporation(1)                           14,278
--------------------------------------------------------------------------------
         662  Home Depot, Inc.                                          23,415
--------------------------------------------------------------------------------
         296  Ross Stores, Inc.                                          7,909
--------------------------------------------------------------------------------
         635  Weight Watchers
              International, Inc.(1)                                    26,511
--------------------------------------------------------------------------------
                                                                        72,113
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
         217  NIKE, Inc. Cl B                                           16,668
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.3%
--------------------------------------------------------------------------------
         464  MGIC Investment Corp.                                     27,397
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 98.4%
(Cost $1,969,271)                                                    2,027,140
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.6%                                    33,622
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $2,060,762
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

   Contracts to Sell    Settlement Date        Value     Unrealized Gain (Loss)
--------------------------------------------------------------------------------
  31,706  CHF for USD       5/31/05            $26,550           $207
--------------------------------------------------------------------------------
  41,909  DKK for USD       5/31/05              7,244             64
--------------------------------------------------------------------------------
                                               $33,794           $271
                                          ======================================

(Value on Settlement Date $34,065)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

CHF = Swiss Franc

DKK = Danish Krone

ORD = Foreign Ordinary Share

USD = United States Dollar

(1)  Non-income producing.

See Notes to Financial Statements.

------
14

Fundamental Equity - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                              SINCE              INCEPTION
                                            INCEPTION(2)           DATE
--------------------------------------------------------------------------------
A CLASS                                                          11/30/04
   No sales charge*                          -0.20%
   With sales charge*                        -5.94%
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                             -0.74%                 --
--------------------------------------------------------------------------------
B Class                                                          11/30/04
   No sales charge*                          -0.50%
   With sales charge*                        -5.50%
--------------------------------------------------------------------------------
C Class                                                          11/30/04
   No sales charge*                          -0.50%
   With sales charge*                        -1.50%
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
15

Fundamental Equity - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE FUNDAMENTAL EQUITY INVESTMENT TEAM: ROBERT BROOKBY AND
JERRY SULLIVAN.

American Century launched Fundamental Equity on November 30, 2004. During the five-month period from inception through April 30, 2005, the portfolio declined
0.20%*, outperforming its benchmark, the S&P 500 Index, which fell 0.74%.

EQUITIES GAIN AMID CHALLENGES

Stocks rallied during the final stretch of 2004, gaining strength from the resolution of the presidential election and a temporary decline in oil prices.
However, investor optimism waned in the early months of 2005 as concern grew about the effects of rising commodity and oil prices and interest rates on the economy and corporate profit growth. Though volatility prevailed, equities ultimately booked gains for the period with value stocks generally outpacing their growth counterparts.

ENERGY LEADS ADVANCERS

Fundamental Equity's strongest performance during the period came from investments in the energy sector. Among the contributors in the portfolio was
ExxonMobil, which reported a record quarterly profit in February.

In the consumer discretionary sector, Michaels Stores was a top contributor. The nation's largest arts and crafts specialty retailer posted double-digit gains in revenue and profits on brisk sales of needlework, knitting, scrapbooking, framing and kids' crafts.

A number of positions in the portfolio that performed well since the fund's launch came from the health care sector. Managed-care company WellPoint, lifted by rising enrollment and the effects of a landmark merger, saw first-quarter profit more than double and it raised its full-year earnings forecast. Anthem acquired WellPoint Health Networks on November 30, creating the nation's largest managed-care company. The combined entity changed its name to WellPoint Inc.

Johnson & Johnson was another leading contributor. The major pharmaceutical company announced record profit and sales for the first quarter,

TOP TEN HOLDINGS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                                                 % OF
                                                              NET ASSETS
                                                                 AS OF
                                                                4/30/05
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                 3.2%
--------------------------------------------------------------------------------
Citigroup Inc.                                                    3.0%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                             2.9%
--------------------------------------------------------------------------------
Pfizer, Inc.                                                      2.9%
--------------------------------------------------------------------------------
Microsoft Corporation                                             2.7%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                                               2.4%
--------------------------------------------------------------------------------
General Electric Co.                                              2.4%
--------------------------------------------------------------------------------
Republic Services, Inc. Cl A                                      2.1%
--------------------------------------------------------------------------------
Berkshire Hathaway Inc. Cl B                                      2.0%
--------------------------------------------------------------------------------
First Data Corp.                                                  2.0%
--------------------------------------------------------------------------------

*All portfolio returns referenced in this review are for Class A shares and are not reduced by sales charges. Class A shares are subject to a maximum sales charge of 5.75%. Had the sales charge been applied, returns would be lower than those shown. Returns for periods less than one year are not annualized.
(continued)

------
16

Fundamental Equity - Portfolio Commentary

bolstered by growth in medical devices and diagnostics.

Investments in the telecommunication services sector boosted returns. NII
Holdings, with its exposure to the flourishing Latin American market, performed well. It received an additional boost from the prospect of more wireless spectrum being auctioned by Mexico's Federal Telecommunications Commission.

CONSUMER DISCRETIONARY LAGS

Fundamental Equity was slowed most by investments in the consumer discretionary sector. International Game Technology hurt the portfolio's returns after the slot machine maker reported lower top- and bottom-line figures for its fiscal second quarter in large part due to charges for obsolete technology and severance. Online auction firm eBay was another detractor during the period.
eBay cast a pall over the Internet and catalog retailer industry when its earnings report disappointed Wall Street analysts in the last quarter of 2004 who had loftier targets in mind. Furthermore, shares of Harley-Davidson fell after the company cut its motorcycle shipment and earnings growth-rate targets for 2005 as it moved to keep the supply-and-demand ratio healthy for the year.

Accenture, a consulting, technology-services and outsourcing company, was an underperformer during the period. With information-technology spending remaining generally weak, some industry analysts became concerned about Accenture's earnings growth potential.

OUR COMMITMENT

Fundamental Equity's investment objective is to seek long-term capital growth with income as a secondary objective. The portfolio managers look for common stocks of companies that they believe are priced attractively in relation to their earnings growth potential and estimated dividend production.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                                                  % OF
                                                               NET ASSETS
                                                                 AS OF
                                                                4/30/05
--------------------------------------------------------------------------------
Pharmaceuticals                                                   7.6%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                       7.4%
--------------------------------------------------------------------------------
Insurance                                                         6.8%
--------------------------------------------------------------------------------
Specialty Retail                                                  5.1%
--------------------------------------------------------------------------------
Diversified Financial Services                                    4.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                               % OF FUND
                                                              INVESTMENTS
                                                                 AS OF
                                                                4/30/05
--------------------------------------------------------------------------------
Common Stocks                                                    98.4%
--------------------------------------------------------------------------------
Preferred Stocks                                                  1.6%
--------------------------------------------------------------------------------

------
17

Fundamental Equity - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.0%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
         125  United Technologies Corp.                             $   12,715
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.9%
--------------------------------------------------------------------------------
         203  United Parcel Service, Inc. Cl B                          14,476
--------------------------------------------------------------------------------

AUTOMOBILES -- 2.0%
--------------------------------------------------------------------------------
         401  Harley-Davidson, Inc.                                     18,855
--------------------------------------------------------------------------------
         168  Toyota Motor Corp. ADR                                    12,215
--------------------------------------------------------------------------------
                                                                        31,070
--------------------------------------------------------------------------------

BEVERAGES -- 2.7%
--------------------------------------------------------------------------------
         622  Coca-Cola Company (The)                                   27,020
--------------------------------------------------------------------------------
         266  PepsiCo, Inc.                                             14,800
--------------------------------------------------------------------------------
                                                                        41,820
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
         336  Masco Corp.                                               10,581
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.7%
--------------------------------------------------------------------------------
         456  Bank of New York Co., Inc. (The)                          12,741
--------------------------------------------------------------------------------
         123  Goldman Sachs Group, Inc. (The)                           13,135
--------------------------------------------------------------------------------
         306  Morgan Stanley                                            16,102
--------------------------------------------------------------------------------
                                                                        41,978
--------------------------------------------------------------------------------

CHEMICALS -- 1.9%
--------------------------------------------------------------------------------
         204  du Pont (E.I.) de Nemours & Co.                            9,610
--------------------------------------------------------------------------------
         198  Monsanto Co.                                              11,607
--------------------------------------------------------------------------------
         181  Praxair, Inc.                                              8,476
--------------------------------------------------------------------------------
                                                                        29,693
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.8%
--------------------------------------------------------------------------------
         650  Bank of America Corp.                                     29,276
--------------------------------------------------------------------------------
         221  Wells Fargo & Co.                                         13,247
--------------------------------------------------------------------------------
                                                                        42,523
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 4.1%
--------------------------------------------------------------------------------
         228  Apollo Group Inc. Cl A(1)                                 16,443
--------------------------------------------------------------------------------
         569  Aramark Corp. Cl B                                        13,946
--------------------------------------------------------------------------------
         940  Republic Services, Inc. Cl A                              32,525
--------------------------------------------------------------------------------
                                                                        62,914
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.3%
--------------------------------------------------------------------------------
         703  Cisco Systems Inc.(1)                                     12,148
--------------------------------------------------------------------------------
         574  Motorola, Inc.                                             8,805
--------------------------------------------------------------------------------
         855  QUALCOMM Inc.                                             29,831
--------------------------------------------------------------------------------
                                                                        50,784
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.7%
--------------------------------------------------------------------------------
         309  Dell Inc.(1)                                              10,762
--------------------------------------------------------------------------------
       1,159  EMC Corp.(1)                                              15,207
--------------------------------------------------------------------------------
                                                                        25,969
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.8%
--------------------------------------------------------------------------------
         277  American Express Co.                                  $   14,598
--------------------------------------------------------------------------------
         716  MBNA Corporation                                          14,141
--------------------------------------------------------------------------------
         309  SLM Corporation                                           14,721
--------------------------------------------------------------------------------
                                                                        43,460
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 4.7%
--------------------------------------------------------------------------------
         992  Citigroup Inc.                                            46,585
--------------------------------------------------------------------------------
         723  J.P. Morgan Chase & Co.                                   25,659
--------------------------------------------------------------------------------
                                                                        72,244
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.1%
--------------------------------------------------------------------------------
         730  Sprint Corp.                                              16,250
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 1.5%
--------------------------------------------------------------------------------
         318  National-Oilwell, Inc.(1)                                 12,638
--------------------------------------------------------------------------------
         147  Schlumberger Ltd.                                         10,056
--------------------------------------------------------------------------------
                                                                        22,694
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 3.6%
--------------------------------------------------------------------------------
         287  Sysco Corp.                                                9,930
--------------------------------------------------------------------------------
         941  Wal-Mart Stores, Inc.                                     44,359
--------------------------------------------------------------------------------
                                                                        54,289
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
         128  General Mills, Inc.                                        6,323
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 2.2%
--------------------------------------------------------------------------------
         574  Boston Scientific Corp.(1)                                16,979
--------------------------------------------------------------------------------
         310  Medtronic, Inc.                                           16,337
--------------------------------------------------------------------------------
                                                                        33,316
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 2.7%
--------------------------------------------------------------------------------
         151  Aetna Inc.                                                11,079
--------------------------------------------------------------------------------
         300  IMS Health Inc.                                            7,194
--------------------------------------------------------------------------------
         105  UnitedHealth Group Incorporated                            9,924
--------------------------------------------------------------------------------
          97  WellPoint Inc.(1)                                         12,391
--------------------------------------------------------------------------------
                                                                        40,588
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 2.0%
--------------------------------------------------------------------------------
         420  Carnival Corporation                                      20,530
--------------------------------------------------------------------------------
         154  Harrah's Entertainment, Inc.                              10,105
--------------------------------------------------------------------------------
                                                                        30,635
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%
--------------------------------------------------------------------------------
         103  Pulte Homes Inc.                                           7,359
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
         181  Colgate-Palmolive Co.                                      9,012
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 3.6%
--------------------------------------------------------------------------------
         996  General Electric Co.                                      36,055
--------------------------------------------------------------------------------
         607  Tyco International Ltd.                                   19,005
--------------------------------------------------------------------------------
                                                                        55,060
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
18

Fundamental Equity - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INSURANCE -- 6.8%
--------------------------------------------------------------------------------
         421  Aflac Inc.                                            $   17,114
--------------------------------------------------------------------------------
         252  Ambac Financial Group, Inc.                               16,846
--------------------------------------------------------------------------------
         373  American International Group, Inc.                        18,967
--------------------------------------------------------------------------------
          11  Berkshire Hathaway Inc. Cl B(1)                           30,777
--------------------------------------------------------------------------------
         316  Old Republic International Corp.                           7,458
--------------------------------------------------------------------------------
         211  Prudential Financial Inc.                                 12,059
--------------------------------------------------------------------------------
                                                                       103,221
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 1.8%
--------------------------------------------------------------------------------
         481  eBay Inc.(1)                                              15,262
--------------------------------------------------------------------------------
         581  IAC/InterActiveCorp(1)                                    12,631
--------------------------------------------------------------------------------
                                                                        27,893
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.6%
--------------------------------------------------------------------------------
         370  VeriSign, Inc.(1)                                          9,790
--------------------------------------------------------------------------------

IT SERVICES -- 4.4%
--------------------------------------------------------------------------------
       1,694  Accenture Ltd. Cl A(1)                                    36,760
--------------------------------------------------------------------------------
         802  First Data Corp.                                          30,500
--------------------------------------------------------------------------------
                                                                        67,260
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
         473  Mattel, Inc.                                               8,538
--------------------------------------------------------------------------------

MEDIA -- 1.9%
--------------------------------------------------------------------------------
         583  Comcast Corporation(1)                                    18,720
--------------------------------------------------------------------------------
         639  Time Warner Inc.(1)                                       10,742
--------------------------------------------------------------------------------
                                                                        29,462
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 7.4%
--------------------------------------------------------------------------------
         237  Amerada Hess Corp.                                        22,195
--------------------------------------------------------------------------------
         457  ChevronTexaco Corp.                                       23,764
--------------------------------------------------------------------------------
         853  Exxon Mobil Corp.                                         48,647
--------------------------------------------------------------------------------
         246  Kinder Morgan, Inc.                                       18,809
--------------------------------------------------------------------------------
                                                                       113,415
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
         254  Avon Products, Inc.                                       10,180
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 7.6%
--------------------------------------------------------------------------------
         475  Bristol-Myers Squibb Co.                                  12,350
--------------------------------------------------------------------------------
         281  Eli Lilly and Company                                     16,430
--------------------------------------------------------------------------------
         396  Johnson & Johnson                                         27,177
--------------------------------------------------------------------------------
         300  Novartis AG ADR                                           14,619
--------------------------------------------------------------------------------
       1,629  Pfizer, Inc.                                              44,259
--------------------------------------------------------------------------------
                                                                       114,835
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

REAL ESTATE -- 0.5%
--------------------------------------------------------------------------------
         375  American Campus
              Communities Inc.                                      $    7,868
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 4.3%
--------------------------------------------------------------------------------
       1,329  ARM Holdings plc ADR                                       7,177
--------------------------------------------------------------------------------
         980  Intel Corp.                                               23,049
--------------------------------------------------------------------------------
         234  Maxim Integrated Products, Inc.                            8,752
--------------------------------------------------------------------------------
       1,885  MEMC Electronic Materials Inc.(1)                         22,110
--------------------------------------------------------------------------------
         149  Microchip Technology Inc.                                  4,244
--------------------------------------------------------------------------------
                                                                        65,332
--------------------------------------------------------------------------------

SOFTWARE -- 3.6%
--------------------------------------------------------------------------------
         372  Intuit Inc.(1)                                            14,992
--------------------------------------------------------------------------------
       1,611  Microsoft Corporation                                     40,758
--------------------------------------------------------------------------------
                                                                        55,750
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.1%
--------------------------------------------------------------------------------
         701  Gap, Inc. (The)                                           14,966
--------------------------------------------------------------------------------
         565  Home Depot, Inc.                                          19,984
--------------------------------------------------------------------------------
         852  Michaels Stores, Inc.                                     28,286
--------------------------------------------------------------------------------
         322  Sherwin-Williams Co.                                      14,352
--------------------------------------------------------------------------------
                                                                        77,588
--------------------------------------------------------------------------------

TOBACCO -- 1.4%
--------------------------------------------------------------------------------
         322  Altria Group Inc.                                         20,927
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,497,636)                                                    1,467,812
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.6%

CHEMICALS -- 1.6%
--------------------------------------------------------------------------------
         514  Huntsman Corp., 5.00%, 2/16/08
(Cost $25,771)                                                          24,019
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 97.6%
(Cost $1,523,407)                                                    1,491,831
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 2.4%                                    36,764
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $1,528,595
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
19

New Opportunities II - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                                 ----------------
                                                  AVERAGE ANNUAL
                                                     RETURNS
--------------------------------------------------------------------------------
                                                      SINCE       INCEPTION
                                      1 YEAR        INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                        -1.18%          5.34%         6/1/01
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(1)          -0.55%         -3.71%(2)         --
--------------------------------------------------------------------------------
A Class                                                             1/31/03
   No sales charge*                   -1.44%         18.65%(3)
   With sales charge*                 -7.15%         15.60%(3)
--------------------------------------------------------------------------------
B Class                                                             1/31/03
   No sales charge*                   -2.20%         17.82%(3)
   With sales charge*                 -6.20%         16.72%(3)
--------------------------------------------------------------------------------
C Class                               -2.19%         17.99%(3)       1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

(3) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 2/21/03, 2/1/03 to 2/10/03, and 2/1/03 to
    6/30/03 for the A, B, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
20

New Opportunities II - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended April 30
--------------------------------------------------------------------------------
                                        2002*      2003       2004       2005
--------------------------------------------------------------------------------
Investor Class                          6.00%    -21.51%     49.04%     -1.18%
--------------------------------------------------------------------------------
Russell 2000 Growth Index             -10.59%    -23.50%     41.57%     -0.55%
--------------------------------------------------------------------------------

*From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
21

New Opportunities II - Portfolio Commentary

[photo of investment team]

THE NEW OPPORTUNITIES II INVESTMENT TEAM (FROM LEFT): PORTFOLIO MANAGERS TOM
TELFORD AND HAROLD S. BRADLEY AND INVESTMENT ANALYSTS STAFFORD SOUTHWICK AND
MATT FERRETTI.

American Century New Opportunities II fell 2.59%* during the six months ended
April 30, 2005, lagging the 1.98% return of its benchmark, the Russell 2000
Growth Index.

SMALL CAPS STRUGGLE

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004, despite record-high oil prices, rising interest rates and a modest increase in underlying inflation.

Rising interest rates and general compression of price/earnings multiples as the period progressed also hampered markets, disproportionately affecting small-cap stocks. In the last half of the six-month period, the Dow Jones Industrial
Average and the S&P 500, two indices consisting primarily of large-cap stocks, fell just 2.28% and 1.61%, respectively. But the Russell 2000 and S&P SmallCap
600 indices, comprising small-cap stocks, plunged 6.87% and 5.39%, respectively.
During this time, New Opportunities II outperformed its benchmark by 192 basis points, falling 6.72% compared with the benchmark's 8.64% decline.

An overweight stake and solid stock selection in materials provided the biggest boost to the portfolio's performance during the six-month period on a relative basis. We also benefited from solid picks in financials and an overweight position in utilities. However, security selection in the information technology sector hindered results, and the sector proved by far the leading detriment to the portfolio's performance. The energy sector also detracted from relative performance, though it contributed to the portfolio's absolute return.

MATERIALS SURGE

New Opportunities II realized its largest absolute and relative contributions in

TOP TEN HOLDINGS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Silicon Valley
Bancshares                                  2.0%                   --
--------------------------------------------------------------------------------
Phoenix
Technologies Ltd.                           1.8%                   --
--------------------------------------------------------------------------------
Titanium Metals Corp.                       1.8%                  1.3%
--------------------------------------------------------------------------------
Itron Inc.                                  1.7%                   --
--------------------------------------------------------------------------------
International Securities
Exchange Inc.                               1.6%                   --
--------------------------------------------------------------------------------
ICU Medical Inc.                            1.5%                   --
--------------------------------------------------------------------------------
Radiation Therapy
Services Inc.                               1.5%                   --
--------------------------------------------------------------------------------
Cryptologic Inc.                            1.5%                   --
--------------------------------------------------------------------------------
RC2 Corp.                                   1.4%                   --
--------------------------------------------------------------------------------
Orthofix
International N.V.                          1.4%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.
(continued)

------
22

New Opportunities II - Portfolio Commentary

the six-month period from stakes in the materials sector, specifically in the metals and mining industry. Titanium Metals Corp., a maker of titanium materials used in aircraft, constituted the portfolio's best individual performer. Its stock rose 74% amid rising demand from the aerospace industry.

Metals and mining also produced the portfolio's second-leading performer in AK
Steel Holding, a steel maker with seven plants scattered throughout the Ohio
Valley. AK Steel's stock price almost doubled in the first four months of the period before tumbling as the period closed. Recognizing the impact that declining steel prices would have on the stock, we sold the portfolio's stake in the company before its share price collapsed.

Solid security selection in the financials sector also boosted the portfolio's performance, as did the stake in utilities. In particular, New Opportunities II benefited from its stake in UGI Corp., a Pennsylvania-based utility whose share price rose 32%.

TECHNOLOGY SOFTNESS

With demand for computers and computer-related equipment weakening in early
2005, New Opportunities II maintained an underweight position in information technology during the period. Nevertheless, that position still accounted for the portfolio's heaviest sector weighting.

Overall, IT accounted for eight of the portfolio's top 10 detracting securities in the period on a relative basis. Applix, a business solutions software provider, and Cree, a maker of ultraviolet LEDs used in lighting applications, topped the portfolio's list of detracting securities. New Opportunities II liquidated its position in both stocks.

Energy's volatility proved a challenge during the period. The portfolio benefited on an absolute basis from stakes in small-cap oil and gas producers such as Berry Petroleum. Nonetheless, despite the portfolio's overweight position, the sector crimped New Opportunities II's relative return.

OUR COMMITMENT

We remain committed to pursuing an investment approach of identifying small companies that appear to have accelerating earnings and revenue growth. We believe this approach provides the optimum potential for long-term investment rewards.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Specialty Retail                            8.8%                  6.3%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                  5.6%                  1.8%
--------------------------------------------------------------------------------
Machinery                                   4.8%                  4.2%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                  4.6%                  2.4%
--------------------------------------------------------------------------------
Textiles, Apparel
& Luxury Goods                              4.5%                  2.4%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF FUND              % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                               98.7%                 95.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                            1.3%                  4.2%
--------------------------------------------------------------------------------

------
23

New Opportunities II - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.7%

AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
      71,393  AAR Corp.(1)                                         $ 1,051,619
--------------------------------------------------------------------------------

AIRLINES -- 1.2%
--------------------------------------------------------------------------------
      94,755  AMR Corp.(1)                                             992,085
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.6%
--------------------------------------------------------------------------------
      22,086  LKQ Corporation(1)                                       444,812
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.8%
--------------------------------------------------------------------------------
      21,391  Greenhill & Co. Inc.                                     673,817
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 3.5%
--------------------------------------------------------------------------------
      33,367  Silicon Valley Bancshares(1)                           1,581,596
--------------------------------------------------------------------------------
      45,416  Summit Bancshares Inc.                                   746,639
--------------------------------------------------------------------------------
      18,806  Virginia Commerce Bancorp(1)                             504,189
--------------------------------------------------------------------------------
                                                                     2,832,424
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.0%
--------------------------------------------------------------------------------
      33,030  American Reprographics Co.(1)                            464,072
--------------------------------------------------------------------------------
      54,598  LECG Corporation(1)                                    1,131,816
--------------------------------------------------------------------------------
                                                                     1,595,888
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
     103,538  Arris Group Inc.(1)                                      785,853
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 3.6%
--------------------------------------------------------------------------------
      58,896  Emulex Corp.(1)                                          914,655
--------------------------------------------------------------------------------
      43,692  Neoware Systems Inc.(1)                                  422,545
--------------------------------------------------------------------------------
      23,928  Rimage Corp.(1)                                          479,756
--------------------------------------------------------------------------------
      87,283  Western Digital Corp.(1)                               1,107,622
--------------------------------------------------------------------------------
                                                                     2,924,578
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 1.2%
--------------------------------------------------------------------------------
      19,029  Jacobs Engineering Group Inc.(1)                         926,903
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.9%
--------------------------------------------------------------------------------
      10,217  Eagle Materials Inc.                                     768,829
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.6%
--------------------------------------------------------------------------------
      28,338  United PanAm Financial Corp.(1)                          626,837
--------------------------------------------------------------------------------
      27,227  World Acceptance Corp.(1)                                692,927
--------------------------------------------------------------------------------
                                                                     1,319,764
--------------------------------------------------------------------------------

DISTRIBUTORS -- 0.6%
--------------------------------------------------------------------------------
      26,813  Prestige Brands Holdings Inc.(1)                         482,634
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
      49,885  International Securities
              Exchange Inc.(1)                                       1,312,973
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION  SERVICES -- 1.9%
--------------------------------------------------------------------------------
     231,618  Cincinnati Bell Inc.(1)                                  926,472
--------------------------------------------------------------------------------
      66,564  Talk America Holdings Inc.(1)                            573,116
--------------------------------------------------------------------------------
                                                                     1,499,588
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.9%
--------------------------------------------------------------------------------
      43,437  Brightpoint Inc.(1)                                  $   917,389
--------------------------------------------------------------------------------
      38,934  Itron Inc.(1)                                          1,404,350
--------------------------------------------------------------------------------
                                                                     2,321,739
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 4.6%
--------------------------------------------------------------------------------
      15,164  Atwood Oceanics Inc.(1)                                  865,409
--------------------------------------------------------------------------------
      43,847  Grant Prideco Inc.(1)                                    972,526
--------------------------------------------------------------------------------
     162,662  Grey Wolf Inc.(1)                                        975,972
--------------------------------------------------------------------------------
      32,115  Rowan Companies, Inc.                                    852,011
--------------------------------------------------------------------------------
                                                                     3,665,918
--------------------------------------------------------------------------------

GAS UTILITIES -- 3.5%
--------------------------------------------------------------------------------
      22,532  Northwest Natural Gas Co.                                799,886
--------------------------------------------------------------------------------
      18,974  UGI Corp.                                                953,064
--------------------------------------------------------------------------------
      34,707  WGL Holdings Inc.                                      1,051,969
--------------------------------------------------------------------------------
                                                                     2,804,919
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 5.6%
--------------------------------------------------------------------------------
      35,034  ICU Medical Inc.(1)                                    1,241,254
--------------------------------------------------------------------------------
     135,748  OraSure Technologies Inc.(1)                           1,080,554
--------------------------------------------------------------------------------
      24,419  Orthofix International N.V.(1)                         1,147,693
--------------------------------------------------------------------------------
      17,019  ResMed Inc.(1)                                         1,056,880
--------------------------------------------------------------------------------
                                                                     4,526,381
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 3.7%
--------------------------------------------------------------------------------
      90,687  HealthTronics Inc.(1)                                  1,124,519
--------------------------------------------------------------------------------
      16,735  Horizon Health Corp.(1)                                  685,800
--------------------------------------------------------------------------------
      51,956  Radiation Therapy Services Inc.(1)                     1,205,899
--------------------------------------------------------------------------------
                                                                     3,016,218
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 4.3%
--------------------------------------------------------------------------------
      21,612  CBRL Group Inc.                                          832,710
--------------------------------------------------------------------------------
      78,541  Luby's Inc.(1)                                           592,985
--------------------------------------------------------------------------------
      48,225  O'Charleys Inc.(1)                                       961,607
--------------------------------------------------------------------------------
      67,559  Sunterra Corp.(1)                                      1,050,542
--------------------------------------------------------------------------------
                                                                     3,437,844
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.1%
--------------------------------------------------------------------------------
      17,047  Jarden Corp.(1)                                          761,489
--------------------------------------------------------------------------------
      46,779  Tempur-Pedic International Inc.(1)                       893,012
--------------------------------------------------------------------------------
                                                                     1,654,501
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
      21,818  Central Garden and Pet Co.(1)                            907,411
--------------------------------------------------------------------------------

INSURANCE -- 1.2%
--------------------------------------------------------------------------------
      21,863  Brown & Brown Inc.                                       956,506
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 1.9%
--------------------------------------------------------------------------------
      50,832  Stamps.com Inc.(1)                                       982,583
--------------------------------------------------------------------------------
      75,494  Systemax Inc.(1)                                         548,086
--------------------------------------------------------------------------------
                                                                     1,530,669
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
24

New Opportunities II - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 3.9%
--------------------------------------------------------------------------------
     100,966  aQuantive, Inc.(1)                                   $ 1,120,723
--------------------------------------------------------------------------------
      41,175  Cryptologic Inc.                                       1,201,898
--------------------------------------------------------------------------------
      15,687  Websense Inc.(1)                                         832,195
--------------------------------------------------------------------------------
                                                                     3,154,816
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 2.5%
--------------------------------------------------------------------------------
      31,604  MarineMax Inc.(1)                                        854,888
--------------------------------------------------------------------------------
      33,420  RC2 Corp.(1)                                           1,158,337
--------------------------------------------------------------------------------
                                                                     2,013,225
--------------------------------------------------------------------------------

MACHINERY -- 4.8%
--------------------------------------------------------------------------------
      16,897  Badger Meter Inc.                                        573,653
--------------------------------------------------------------------------------
      23,178  Cascade Corp.                                            730,107
--------------------------------------------------------------------------------
      59,919  Flanders Corp.(1)                                        594,996
--------------------------------------------------------------------------------
      26,702  Gardner Denver Inc.(1)                                   975,690
--------------------------------------------------------------------------------
      17,838  Harsco Corp.                                             957,009
--------------------------------------------------------------------------------
                                                                     3,831,455
--------------------------------------------------------------------------------

METALS & MINING -- 2.9%
--------------------------------------------------------------------------------
      16,012  Carpenter Technology                                     885,464
--------------------------------------------------------------------------------
      42,080  Titanium Metals Corp.(1)                               1,414,729
--------------------------------------------------------------------------------
                                                                     2,300,193
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.3%
--------------------------------------------------------------------------------
      38,669  Vectren Corp.                                          1,044,450
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.0%
--------------------------------------------------------------------------------
      18,544  Berry Petroleum Company Cl A                             866,376
--------------------------------------------------------------------------------
      20,351  Forest Oil Corporation(1)                                784,124
--------------------------------------------------------------------------------
                                                                     1,650,500
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
     375,887  Revlon Inc. Cl A(1)                                    1,105,108
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.2%
--------------------------------------------------------------------------------
      46,717  Able Laboratories Inc.(1)                              1,113,734
--------------------------------------------------------------------------------
      27,535  Hi-Tech Pharmacal Co., Inc.(1)                           642,942
--------------------------------------------------------------------------------
                                                                     1,756,676
--------------------------------------------------------------------------------

REAL ESTATE -- 1.4%
--------------------------------------------------------------------------------
      51,276  Trammell Crow Co.(1)                                   1,092,179
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
      41,269  DSP Group Inc.(1)                                        994,583
--------------------------------------------------------------------------------

SOFTWARE -- 1.8%
--------------------------------------------------------------------------------
     183,920  Phoenix Technologies Ltd.(1)                           1,487,913
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 8.8%
--------------------------------------------------------------------------------
      37,254  Burlington Coat Factory
              Warehouse Corp.                                      $ 1,026,348
--------------------------------------------------------------------------------
      30,625  Children's Place Retail
              Stores, Inc. (The)(1)                                  1,139,556
--------------------------------------------------------------------------------
      47,012  Finish Line, Inc. (The) Cl A                             847,156
--------------------------------------------------------------------------------
      35,134  Hibbett Sporting Goods Inc.(1)                           947,564
--------------------------------------------------------------------------------
      20,623  O'Reilly Automotive Inc.(1)                            1,058,372
--------------------------------------------------------------------------------
      51,094  Select Comfort Corp.(1)                                1,130,199
--------------------------------------------------------------------------------
     190,532  Wilsons The Leather
              Experts Inc.(1)                                          958,376
--------------------------------------------------------------------------------
                                                                     7,107,571
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 4.5%
--------------------------------------------------------------------------------
      31,034  Brown Shoe Company, Inc.                                 958,951
--------------------------------------------------------------------------------
      57,323  Charles & Colvard Ltd.(1)                              1,071,939
--------------------------------------------------------------------------------
      25,875  Kenneth Cole Productions Inc.                            775,733
--------------------------------------------------------------------------------
      39,451  Wolverine World Wide, Inc.                               800,461
--------------------------------------------------------------------------------
                                                                     3,607,084
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 3.7%
--------------------------------------------------------------------------------
      33,965  Astoria Financial Corp.                                  900,412
--------------------------------------------------------------------------------
      16,027  Downey Financial Corp.                                 1,037,428
--------------------------------------------------------------------------------
      26,511  IndyMac Bancorp, Inc.                                  1,020,143
--------------------------------------------------------------------------------
                                                                     2,957,983
--------------------------------------------------------------------------------

TRADING COMPANIES
& DISTRIBUTORS -- 2.6%
--------------------------------------------------------------------------------
      37,119  Applied Industrial
              Technologies Inc.                                      1,035,620
--------------------------------------------------------------------------------
      31,493  GATX Corp.                                             1,030,452
--------------------------------------------------------------------------------
                                                                     2,066,072
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $73,856,335)                                                  78,603,681
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.2%

Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 2.25%, 4/30/06,
valued at $1,020,255), in a joint trading
account at 2.75%, dated 4/29/05,
due 5/2/05 (Delivery value $1,000,229)
(Cost $1,000,000)                                                    1,000,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 98.9%
(Cost $74,856,335)                                                  79,603,681
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.1%                                   892,584
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $80,496,265
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

------
25

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
26

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                  EXPENSES PAID
                      BEGINNING        ENDING     DURING PERIOD*    ANNUALIZED
                    ACCOUNT VALUE  ACCOUNT VALUE   11/1/04 -          EXPENSE
                       11/1/04        4/30/05        4/30/05          RATIO*
--------------------------------------------------------------------------------
SELECT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,013.70        $4.99            1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,014.90        $4.00            0.80%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,012.50        $6.24            1.25%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,012.40        $6.24            1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,008.80        $9.96            2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,008.50        $9.96            2.00%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,019.84        $5.01            1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,020.83        $4.01            0.80%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,018.60        $6.26            1.25%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,018.60        $6.26            1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,014.88        $9.99            2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,014.88        $9.99            2.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CAPITAL GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
A Class                 $1,000       $1,012.10        $6.34            1.27%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,008.10       $10.06            2.02%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,008.10       $10.06            2.02%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
A Class                 $1,000       $1,018.50        $6.36            1.27%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,014.78       $10.09            2.02%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,014.78       $10.09            2.02%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
27

Shareholder Fee Examples (Unaudited)
--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                    ACCOUNT VALUE  ACCOUNT VALUE     11/1/04 --      EXPENSE
                       11/1/04        4/30/05          4/30/05       RATIO(1)
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
A Class                 $1,000         $998.00(2)     $5.29(3)         1.28%
--------------------------------------------------------------------------------
B Class                 $1,000         $995.00(2)     $8.38(3)         2.03%
--------------------------------------------------------------------------------
C Class                 $1,000         $995.00(2)     $8.38(3)         2.03%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
A Class                 $1,000       $1,018.45(4)     $6.41(4)         1.28%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,014.73(4)    $10.14(4)         2.03%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,014.73(4)    $10.14(4)         2.03%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from November 30, 2004 (fund inception) through April 30, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 151, the number of days in the period from November 30, 2004
    (fund inception) through April 30, 2005, divided by 365, to reflect the period ended. Had the classes been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during the period assume the classes had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING        ENDING      DURING PERIOD(1)  ANNUALIZED
                    ACCOUNT VALUE  ACCOUNT VALUE     11/1/04 --       EXPENSE
                       11/1/04        4/30/05          4/30/05       RATIO(1)
--------------------------------------------------------------------------------
NEW OPPORTUNITIES II SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000        $974.10         $7.34            1.50%
--------------------------------------------------------------------------------
A Class                 $1,000        $973.00         $8.56            1.75%
--------------------------------------------------------------------------------
B Class                 $1,000        $970.10        $12.21            2.50%
--------------------------------------------------------------------------------
C Class                 $1,000        $970.20        $12.21            2.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,017.36        $7.50            1.50%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,016.12        $8.75            1.75%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,012.40       $12.47            2.50%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,012.40       $12.47            2.50%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
28

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------
                                                CAPITAL     FUNDAMENTAL        NEW
                                 SELECT         GROWTH        EQUITY     OPPORTUNITIES II
-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------
Investment securities --
unaffiliated, at value
(cost of $3,124,506,049,
$1,969,271, $1,523,407
and $74,856,335,
respectively) --
including  $259,219,521,
$- , $- and $-
of securities
on loan, respectively        $3,560,794,337    $2,027,140    $1,491,831     $79,603,681
--------------------------
Investment securities --
affiliated, at value
(cost of $76,467,594,
$-, $- and $-,
respectively) --
including $18,398,650,
$- , $- and $-
of securities
on loan, respectively            79,581,945            --            --              --
--------------------------
Investments made with
cash collateral received
for securities on loan,
at value (cost of
$284,959,790, $-, $- and
$-, respectively)               284,959,790            --            --              --
--------------------------------------------------------------------------------------------
Total investment
securities, at value
(cost of $3,485,933,433,
$1,969,271, $1,523,407 and
$74,856,335, respectively)    3,925,336,072     2,027,140     1,491,831      79,603,681
--------------------------
Cash                                     --        37,794        77,146          38,568
--------------------------
Receivable for
investments sold                 33,601,537        12,440        27,956       3,807,141
--------------------------
Receivable for forward
foreign currency
exchange contracts                1,373,795           271            --              --
--------------------------
Receivable for capital
shares sold                          53,906         9,621            --         130,701
--------------------------
Dividends and
interest receivable               3,950,117         1,372         1,741          27,085
--------------------------------------------------------------------------------------------
                              3,964,315,427     2,088,638     1,598,674      83,607,176
--------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------
Payable for collateral
received for securities
on loan                         284,959,790            --            --             --
--------------------------
Disbursements in excess
of demand deposit cash              763,691            --            --             --
--------------------------
Payable for
investments purchased            26,861,577        25,133        68,016       2,979,804
--------------------------
Payable for capital
shares redeemed                      34,157            --            --          17,632
--------------------------
Accrued management fees           3,028,645         1,668         1,228         102,216
--------------------------
Distribution fees payable             9,100           658           528           2,539
--------------------------
Service fees (and
distribution fees --
A Class) payable                     14,464           417           307           8,720
--------------------------------------------------------------------------------------------
                                315,671,424        27,876        70,079       3,110,911
--------------------------------------------------------------------------------------------

NET ASSETS                   $3,648,644,003    $2,060,762    $1,528,595     $80,496,265
============================================================================================

See Notes to Financial Statements.                                   (continued)

------
29

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------
                                                CAPITAL     FUNDAMENTAL        NEW
                                 SELECT         GROWTH        EQUITY     OPPORTUNITIES II
-------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)             $3,553,090,610    $2,060,276    $1,552,058     $77,167,210
--------------------------
Accumulated undistributed
net investment
income (loss)                     7,480,629          (171)       (2,211)       (385,033)
--------------------------
Accumulated undistributed
net realized gain (loss)
on investment and foreign
currency transactions          (352,811,206)      (57,483)       10,324      (1,033,258)
--------------------------
Net unrealized
appreciation
(depreciation)
on investments and
translation of assets
and liabilities
in foreign currencies           440,883,970        58,140       (31,576)      4,747,346
-------------------------------------------------------------------------------------------
                             $3,648,644,003    $2,060,762    $1,528,595     $80,496,265
===========================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------------------
Net assets                   $3,375,673,054           N/A           N/A     $38,857,161
--------------------------
Shares outstanding               95,889,844           N/A           N/A       6,509,122
--------------------------
Net asset value per share            $35.20           N/A           N/A           $5.97
-------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------------------
Net assets                     $203,305,240           N/A           N/A              --
--------------------------
Shares outstanding                5,731,752           N/A           N/A              --
--------------------------
Net asset value per share            $35.47           N/A           N/A              --
-------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------------------
Net assets                      $25,261,746           N/A           N/A             N/A
--------------------------
Shares outstanding                  724,716           N/A           N/A             N/A
--------------------------
Net asset value per share            $34.86           N/A           N/A             N/A
-------------------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------------------
Net assets                      $38,376,971      $985,026      $674,337     $37,548,412
--------------------------
Shares outstanding                1,093,668        98,407        67,545       6,308,868
--------------------------
Net asset value per share            $35.09        $10.01         $9.98           $5.95
--------------------------
Maximum offering price
(net asset value
divided by 0.9425)                   $37.23        $10.62        $10.59           $6.31
-------------------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------------------
Net assets                       $2,380,386      $568,829      $338,782      $1,910,975
--------------------------
Shares outstanding                   68,980        57,330        34,040         324,091
--------------------------
Net asset value per share            $34.51         $9.92         $9.95           $5.90
-------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------------------
Net assets                       $3,646,606      $506,907      $515,476      $2,179,717
--------------------------
Shares outstanding                  105,600        51,089        51,792         368,252
--------------------------
Net asset value per share            $34.53         $9.92         $9.95           $5.92
-------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
30

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------
                                                CAPITAL     FUNDAMENTAL        NEW
                                 SELECT         GROWTH       EQUITY(1)   OPPORTUNITIES II
-------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
-------------------------------------------------------------------------------------------
INCOME:
--------------------------
Dividends (including
$74,309 from affiliates
for Select, and net
of foreign taxes withheld
of $509,555, $159, $5
and $607, respectively)       $  34,519,597      $ 15,532      $  6,849      $  227,237
--------------------------
Interest                          1,264,796            53           249          21,279
--------------------------
Securities lending                  108,035            --            --              --
-------------------------------------------------------------------------------------------
                                 35,892,428        15,585         7,098         248,516
-------------------------------------------------------------------------------------------

EXPENSES:
--------------------------
Management fees                  19,275,192         9,287         5,255         574,390
--------------------------
Distribution fees:
--------------------------
  Advisor Class                      30,535             --            --             --
--------------------------
  B Class                             9,018         2,006         1,064           6,105
--------------------------
  C Class                            14,659         1,761         1,261           6,990
--------------------------
Service fees:
--------------------------
  Advisor Class                      30,535             --            --             --
--------------------------
  B Class                             3,006           669           355           2,035
--------------------------
  C Class                             4,886           587           420           2,330
--------------------------
Service and distribution
fees -- A Class                      45,986         1,066           538          39,879
--------------------------
Directors' fees
and expenses                         25,811            29            13             692
--------------------------
Other expenses                       11,645           405           403           1,150
-------------------------------------------------------------------------------------------
                                 19,451,273        15,810         9,309         633,571
-------------------------------------------------------------------------------------------
Amount reimbursed                       (46)            --            --            (22)
-------------------------------------------------------------------------------------------
                                 19,451,227        15,810         9,309         633,549
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)     16,441,201          (225)       (2,211)       (385,033)
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
NET REALIZED
GAIN (LOSS) ON:
--------------------------
Investment transactions
(including $35,966,697
from affiliates
for Select)                     283,837,732       (20,110)       10,324      (1,029,814)
--------------------------
Foreign currency
transactions                      1,810,480          (965)           --              --
-------------------------------------------------------------------------------------------
                                285,648,212       (21,075)       10,324      (1,029,814)
-------------------------------------------------------------------------------------------

CHANGE IN NET
UNREALIZED APPRECIATION
(DEPRECIATION) ON:
--------------------------
Investments                    (237,875,867)       17,319       (31,576)     (1,991,940)
--------------------------
Translation of assets
and liabilities
in foreign currencies             1,491,760           329             --              --
-------------------------------------------------------------------------------------------
                               (236,384,107)       17,648       (31,576)     (1,991,940)
-------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)           49,264,105        (3,427)      (21,252)     (3,021,754)
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS               $  65,705,306      $ (3,652)     $(23,463)    $(3,406,787)
===========================================================================================

(1) November 30, 2004 (fund inception) through April 30, 2005.

See Notes to Financial Statements.

------
31

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004 (EXCEPT AS
NOTED)
-----------------------------------------------------------------------------------------------
                                               SELECT                     CAPITAL GROWTH
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       2005             2004             2005       2004(1)
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)      $   16,441,201   $       (4,556)    $     (225)  $   (6,761)
----------------------------
Net realized gain (loss)             285,648,212      273,150,403        (21,075)     (39,170)
----------------------------
Change in net
unrealized appreciation             (236,384,107)    (139,894,825)        17,648       40,492
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations             65,705,306      133,251,022         (3,652)      (5,439)
-----------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income:
----------------------------
  Investor Class                      (8,222,602)               --             --          --
----------------------------
  Institutional Class                   (906,228)               --             --          --
-----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (9,128,830)               --             --          --
-----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions          (269,465,820)    (370,465,757)       578,885    1,490,968
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                       (212,889,344)    (237,214,735)       575,233    1,485,529
-----------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period                3,861,533,347    4,098,748,082      1,485,529           --
-----------------------------------------------------------------------------------------------
End of period                     $3,648,644,003   $3,861,533,347     $2,060,762   $1,485,529
===============================================================================================

Accumulated undistributed
net investment income (loss)          $7,480,629         $168,258          $(171)         $54
===============================================================================================

(1) February 27, 2004 (fund inception) through October 31, 2004.

See Notes to Financial Statements.                                   (continued)

------
32

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND
YEAR ENDED OCTOBER 31, 2004 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                   FUNDAMENTAL
                                     EQUITY           NEW OPPORTUNITIES II
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS               2005(1)            2005         2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss              $    (2,211)     $   (385,033)   $  (511,966)
----------------------------
Net realized gain (loss)              10,324        (1,029,814)     4,382,876
----------------------------
Change in net unrealized
appreciation (depreciation)          (31,576)       (1,991,940)      (239,059)
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                      (23,463)       (3,406,787)     3,631,851
--------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net realized gains:
----------------------------
  Investor Class                          --        (1,089,667)            --
----------------------------
  A Class                                 --          (642,139)            --
----------------------------
  B Class                                 --           (23,007)            --
----------------------------
  C Class                                 --           (25,472)            --
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                        --        (1,780,285)            --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions    1,552,058        23,972,414     24,426,403
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         1,528,595        18,785,342     28,058,254
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                       --        61,710,923     33,652,669
--------------------------------------------------------------------------------
End of period                     $1,528,595       $80,496,265    $61,710,923
================================================================================

Accumulated net investment loss      $(2,211)        $(385,033)            --
================================================================================

(1) November 30, 2004 (fund inception) through April 30, 2005.

See Notes to Financial Statements.

------
33

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Select Fund (Select), Capital Growth
Fund (Capital Growth), Fundamental Equity Fund (Fundamental Equity), and New
Opportunities II Fund (New Opportunities II) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the
1940 Act. The funds' investment objective is to seek long-term capital growth.
Select and Capital Growth pursue this objective by purchasing stocks of larger-sized companies that it believes will increase in value over time.
Fundamental Equity looks for common stocks that the fund's manager believes are attractively priced relative to the companies' earnings growth potential and dividend yields. New Opportunities II pursues its objective by purchasing stocks of smaller-sized companies that it believes will increase in value over time.
The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Select is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. Capital Growth and Fundamental Equity are authorized to issue the A
Class, the B Class and the C Class. New Opportunities II is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C
Class. The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of New Opportunities II's Institutional Class had not commenced as of April
30, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Select may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Select continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the

(continued)

------
34

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
35

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Select, Capital Growth and
Fundamental Equity, as applicable, is as follows:

--------------------------------------------------------------------------------
                               INVESTOR,
                               A, B & C       INSTITUTIONAL       ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $20 billion               1.000%           0.800%           0.750%
--------------------------------------------------------------------------------
Next $10 billion                0.950%           0.750%           0.700%
--------------------------------------------------------------------------------
Next $10 billion                0.925%           0.725%           0.675%
--------------------------------------------------------------------------------
Next $10 billion                0.900%           0.700%           0.650%
--------------------------------------------------------------------------------
Over $50 billion                0.875%           0.675%           0.625%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of New Opportunities II is as follows:

---------------------------------------------------------------
                               INVESTOR,
                               A, B & C       INSTITUTIONAL
---------------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------------
First $500 million               1.50%            1.30%
---------------------------------------------------------------
Next $500 million                1.30%            1.10%
---------------------------------------------------------------
Over $1 billion                  1.10%            0.90%
---------------------------------------------------------------

The effective annual management fee for each class of the funds for the six months ended April 30, 2005 was as follows:

--------------------------------------------------------------------------------
                        INVESTOR     INSTITUTIONAL     ADVISOR     A, B & C
--------------------------------------------------------------------------------
Select                    1.00%          0.80%          0.75%        1.00%
--------------------------------------------------------------------------------
Capital Growth             N/A            N/A            N/A         1.00%
--------------------------------------------------------------------------------
Fundamental Equity         N/A            N/A            N/A         1.00%
--------------------------------------------------------------------------------
New Opportunities II      1.50%           --             N/A         1.50%
--------------------------------------------------------------------------------

(continued)

------
36

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                   ADVISOR           B & C
--------------------------------------------------------------------------------
Distribution Fee                                    0.25%            0.75%
--------------------------------------------------------------------------------
Service Fee                                         0.25%            0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class and C Class shares.

During the six months ended April 30, 2005, the A class in Select and New
Opportunities II received reimbursements of distribution and service fees as follows:

--------------------------------------------------------------------------------
                                                                   A CLASS
--------------------------------------------------------------------------------
Select                                                               $46
--------------------------------------------------------------------------------
New Opportunities II                                                 $22
--------------------------------------------------------------------------------

The reimbursements did not effect the ratio of expenses to average net assets or the ratio of net investment income to average net assets. Fees incurred under the plans during the six months ended April 30, 2005, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The funds have a bank line of credit agreement and Select has a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2005 (except as noted), were as follows:

--------------------------------------------------------------------------------------
                                                       FUNDAMENTAL        NEW
                           SELECT      CAPITAL GROWTH   EQUITY(1)   OPPORTUNITIES II
--------------------------------------------------------------------------------------
Purchases              $1,277,818,828    $1,376,455     $2,039,996    $120,651,364
--------------------------------------------------------------------------------------
Proceeds from sales    $1,496,713,216      $819,575       $526,913     $98,546,526
--------------------------------------------------------------------------------------

(1) November 30, 2004 (fund inception) through April 30, 2005.

(continued)

------
37

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------------------------
                                            SELECT                        CAPITAL GROWTH
-------------------------------------------------------------------------------------------------
                                     SHARES         AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                 360,000,000                          N/A
=================================================================================================
Sold                                1,348,007     $  49,628,963
---------------------------------
Issued in reinvestment
of distributions                      205,594         7,839,287
---------------------------------
Redeemed                           (8,118,379)     (299,293,338)
-------------------------------------------------------------------------------------------------
Net decrease                       (6,564,778)    $(241,825,088)
=================================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                 360,000,000                          N/A
=================================================================================================
Sold                                3,624,507     $ 128,959,593
---------------------------------
Redeemed                          (14,501,975)     (516,136,114)
-------------------------------------------------------------------------------------------------
Net decrease                      (10,877,468)    $(387,176,521)
=================================================================================================

INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                  40,000,000                          N/A
=================================================================================================
Sold                                  515,383      $ 19,215,707
---------------------------------
Issued in reinvestment
of distributions                       23,580           904,984
---------------------------------
Redeemed                           (1,498,204)      (55,782,148)
-------------------------------------------------------------------------------------------------
Net decrease                         (959,241)     $(35,661,457)
=================================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                  40,000,000                          N/A
=================================================================================================
Sold                                1,041,936      $ 37,331,163
---------------------------------
Redeemed                           (1,105,498)      (39,531,415)
-------------------------------------------------------------------------------------------------
Net decrease                          (63,562)     $ (2,200,252)
=================================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                 100,000,000                          N/A
=================================================================================================
Sold                                  181,025       $ 6,601,756
---------------------------------
Redeemed                             (113,534)       (4,159,028)
-------------------------------------------------------------------------------------------------
Net increase                           67,491       $ 2,442,728
=================================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                 100,000,000                          N/A
=================================================================================================
Sold                                  308,352      $ 10,860,454
---------------------------------
Redeemed                             (521,487)      (18,372,964)
-------------------------------------------------------------------------------------------------
Net decrease                         (213,135)     $ (7,512,510)
=================================================================================================

(continued)

------
38

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                            SELECT                         CAPITAL GROWTH
---------------------------------------------------------------------------------------------------
                                     SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
A CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                  25,000,000                       100,000,000
===================================================================================================
Sold                                  241,996       $ 8,877,852          34,407        $354,884
---------------------------------
Redeemed                              (89,673)       (3,282,177)         (5,980)        (62,034)
---------------------------------------------------------------------------------------------------
Net increase                          152,323       $ 5,595,675          28,427        $292,850
===================================================================================================
YEAR ENDED OCTOBER 31, 2004(1)
SHARES AUTHORIZED                  25,000,000                       100,000,000
===================================================================================================
Sold                                  726,527       $25,737,099          69,980        $690,177
---------------------------------
Redeemed                              (90,804)       (3,183,330)              --             --
---------------------------------------------------------------------------------------------------
Net increase                          635,723       $22,553,769          69,980        $690,177
===================================================================================================

B CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                  25,000,000                       100,000,000
===================================================================================================
Sold                                    8,006         $ 289,575          13,128        $132,517
---------------------------------
Redeemed                               (5,461)         (198,492)         (1,531)        (15,452)
---------------------------------------------------------------------------------------------------
Net increase                            2,545        $   91,083          11,597        $117,065
===================================================================================================
YEAR ENDED OCTOBER 31, 2004(1)
SHARES AUTHORIZED                  25,000,000                       100,000,000
===================================================================================================
Sold                                   37,593        $1,318,038          45,733        $452,333
---------------------------------
Redeemed                               (1,950)          (67,594)             --              --
---------------------------------------------------------------------------------------------------
Net increase                           35,643        $1,250,444          45,733        $452,333
===================================================================================================

C CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                  25,000,000                       100,000,000
===================================================================================================
Sold                                   21,990         $ 797,863          16,205        $169,041
---------------------------------
Redeemed                              (25,424)         (906,624)             (7)            (71)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                (3,434)        $(108,761)         16,198        $168,970
===================================================================================================
YEAR ENDED OCTOBER 31, 2004(1)
SHARES AUTHORIZED                  25,000,000                       100,000,000
===================================================================================================
Sold                                   86,243        $3,002,834          34,974        $349,262
---------------------------------
Redeemed                              (11,068)         (383,521)            (83)           (804)
---------------------------------------------------------------------------------------------------
Net increase                           75,175        $2,619,313          34,891        $348,458
===================================================================================================

(1) February 27, 2004 (fund inception) through October 31, 2004 for Capital Growth.

(continued)

------
39

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                       FUNDAMENTAL EQUITY               NEW OPPORTUNITIES II
---------------------------------------------------------------------------------------------------
                                     SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                         N/A                       250,000,000
===================================================================================================
Sold                                                                    891,596     $ 5,810,576
---------------------------------
Issued in reinvestment
of distributions                                                        149,816         991,781
---------------------------------
Redeemed                                                               (721,818)     (4,628,178)
---------------------------------------------------------------------------------------------------
Net increase                                                            319,594     $ 2,174,179
===================================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                         N/A                       250,000,000
===================================================================================================
Sold                                                                  1,408,981     $ 8,685,743
---------------------------------
Redeemed                                                               (870,628)     (5,433,330)
---------------------------------------------------------------------------------------------------
Net increase                                                            538,353     $ 3,252,413
===================================================================================================

INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                         N/A                        50,000,000
===================================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                         N/A                        50,000,000
===================================================================================================
A CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005(1)
SHARES AUTHORIZED                  50,000,000                        25,000,000
===================================================================================================
Sold                                   69,103          $701,178       3,475,842     $22,506,133
---------------------------------
Issued in reinvestment
of distributions                           --                --          95,581         631,788
---------------------------------
Redeemed                               (1,558)          (16,000)       (510,699)     (3,244,692)
---------------------------------------------------------------------------------------------------
Net increase                           67,545          $685,178       3,060,724     $19,893,229
===================================================================================================

YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                         N/A                        25,000,000
===================================================================================================
Sold                                                                  3,302,884     $20,304,602
---------------------------------
Redeemed                                                               (209,957)     (1,284,533)
---------------------------------------------------------------------------------------------------
Net increase                                                          3,092,927     $19,020,069
===================================================================================================

B CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005(1)
SHARES AUTHORIZED                  50,000,000                        25,000,000
===================================================================================================
Sold                                   34,040          $340,474         135,345        $871,354
---------------------------------
Issued in reinvestment
of distributions                           --                --           3,232          21,235
---------------------------------
Redeemed                                   --                --          (2,690)        (17,366)
---------------------------------------------------------------------------------------------------
Net increase                           34,040          $340,474         135,887        $875,223
===================================================================================================

YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                         N/A                        25,000,000
===================================================================================================
Sold                                                                    168,526      $1,021,035
---------------------------------
Redeemed                                                                (17,922)       (112,383)
---------------------------------------------------------------------------------------------------
Net increase                                                            150,604      $  908,652
===================================================================================================

(1) November 30, 2004 (fund inception) through April 30, 2005 for Fundamental
    Equity.

(continued)

------
40

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                       FUNDAMENTAL EQUITY               NEW OPPORTUNITIES II
---------------------------------------------------------------------------------------------------
                                     SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
C CLASS
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005(1)
SHARES AUTHORIZED                  50,000,000                        25,000,000
===================================================================================================
Sold                                   51,792          $526,406         184,090      $1,181,101
---------------------------------
Issued in reinvestment
of distributions                           --                --           2,993          19,722
---------------------------------
Redeemed                                   --                --         (27,361)       (171,040)
---------------------------------------------------------------------------------------------------
Net increase                           51,792          $526,406         159,722      $1,029,783
===================================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                         N/A                        25,000,000
===================================================================================================
Sold                                                                    213,716      $1,313,126
---------------------------------
Redeemed                                                                (11,191)        (67,857)
---------------------------------------------------------------------------------------------------
Net increase                                                            202,525      $1,245,269
===================================================================================================

(1) November 30, 2004 (fund inception) through April 30, 2005 for Fundamental Equity.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended April 30, 2005 follows:

-------------------------------------------------------------------------------------------------------------
                                                                                       APRIL 30, 2005
                     SHARE BALANCE  PURCHASE     SALES      REALIZED    DIVIDEND     SHARE       MARKET
FUND/COMPANY           10/31/04       COST        COST        GAIN       INCOME     BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------
SELECT
-------------------------------------------------------------------------------------------------------------
Four Seasons
Hotels Inc.(1)(2)       1,960,000       --    $24,825,174  $33,609,695     $74,309  1,150,888  $ 73,046,861
-------------------
Yankee Candle
Company Inc.(1)(3)      4,347,500       --     42,722,182    2,357,002          --  2,863,690    79,581,945
-------------------------------------------------------------------------------------------------------------
                                        --    $67,547,356  $35,966,697     $74,309             $152,628,806
=============================================================================================================

(1) Security, or a portion thereof, was on loan as of April 30, 2005.

(2) Issuer was not an affiliate at April 30, 2005.

(3) Non-income producing.

6. SECURITIES LENDING

As of April 30, 2005, securities in Select valued at $277,618,171, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$284,959,790. Select's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by Select may be delayed or limited.

(continued)

------
41

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000, effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended April 30, 2005.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

-------------------------------------------------------------------------------------------------------------
                                                                           FUNDAMENTAL          NEW
                                            SELECT        CAPITAL GROWTH      EQUITY      OPPORTUNITIES II
-------------------------------------------------------------------------------------------------------------
Federal tax cost of investments          $3,495,916,120      $1,986,636      $1,523,739      $74,856,335
=============================================================================================================
Gross tax appreciation of investments      $527,607,411        $125,807        $ 36,989      $ 6,543,745
----------------------------------------
Gross tax depreciation of investments       (98,187,459)        (85,303)        (68,897)      (1,796,399)
-------------------------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                             $429,419,952        $ 40,504        $(31,908)     $ 4,747,346
=============================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency.

Following are the capital loss carryover amounts as of October 31, 2004:

--------------------------------------------------------------------------------
                                                                    NEW
                                 SELECT      CAPITAL GROWTH  OPPORTUNITIES II
--------------------------------------------------------------------------------
Accumulated capital losses   $(625,546,652)     $(28,393)           --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------------
                             2009            2010            2011            2012
--------------------------------------------------------------------------------------
Select                  $(104,198,293)  $(521,348,359)        --              --
--------------------------------------------------------------------------------------
Capital Growth                --              --              --           $(28,393)
--------------------------------------------------------------------------------------
New Opportunities II          --              --              --              --
--------------------------------------------------------------------------------------

------
42

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                 INVESTOR CLASS
----------------------------------------------------------------------------------------
                            2005(1)    2004      2003      2002      2001     2000
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $34.80    $33.77    $28.91    $34.94    $52.20   $53.32
----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)            0.15       --       0.01      0.07      0.06    (0.06)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.33      1.03      4.92     (6.04)   (14.53)    4.04
----------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.48      1.03      4.93     (5.97)   (14.47)    3.98
----------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.08)      --      (0.07)    (0.06)      --       --
--------------------------
  From Net Realized Gains      --        --        --        --      (2.79)   (5.10)
----------------------------------------------------------------------------------------
  Total Distributions        (0.08)      --      (0.07)    (0.06)    (2.79)   (5.10)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $35.20    $34.80    $33.77    $28.91    $34.94   $52.20
========================================================================================
  TOTAL RETURN(3)             1.37%     3.05%    17.11%   (17.11)%  (28.93)%   7.64%

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         1.00%(4)     1.00%     1.00%      1.00%     1.00%     1.00%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets      0.84%(4)   (0.01)%     0.03%      0.21%     0.15%   (0.11)%
--------------------------
Portfolio Turnover Rate         33%       48%       84%       168%       98%       67%
--------------------------
Net Assets,
End of Period
(in millions)                $3,376    $3,565    $3,828     $3,522    $4,745    $7,086
----------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
43

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
                            2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $35.09     $33.99     $29.10     $35.16     $52.36     $53.41
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.20       0.07       0.07       0.13       0.14       0.04
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.34       1.03       4.95      (6.06)    (14.55)      4.01
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.54       1.10       5.02      (5.93)    (14.41)      4.05
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.16)       --       (0.13)     (0.13)       --         --
--------------------------
  From Net Realized Gains      --         --         --         --       (2.79)     (5.10)
--------------------------------------------------------------------------------------------
  Total Distributions        (0.16)       --       (0.13)     (0.13)     (2.79)     (5.10)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $35.47     $35.09     $33.99     $29.10     $35.16     $52.36
============================================================================================
  TOTAL RETURN(3)             1.49%      3.24%     17.34%    (16.93)%   (28.71)%     7.77%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.80%(4)     0.80%     0.80%     0.80%      0.80%      0.80%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets        1.04%(4)     0.19%     0.23%     0.41%      0.35%      0.09%
--------------------------
Portfolio Turnover Rate           33%       48%       84%      168%        98%        67%
--------------------------
Net Assets,
End of Period
(in thousands)               $203,305  $234,815  $229,596  $185,897   $181,708   $259,092
--------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
44

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
--------------------------------------------------------------------------------------------------
                            2005(1)     2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $34.43     $33.49      $28.66      $34.68      $52.01      $53.19
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)            0.10      (0.09)      (0.07)      (0.02)      (0.04)      (0.21)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.33       1.03        4.90       (6.00)     (14.50)       4.13
--------------------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.43       0.94        4.83       (6.02)     (14.54)       3.92
--------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            --         --         --(3)        --          --          --
--------------------------
  From Net Realized Gains      --         --         --           --        (2.79)      (5.10)
--------------------------------------------------------------------------------------------------
  Total Distributions          --         --         --(3)        --        (2.79)      (5.10)
--------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $34.86     $34.43      $33.49      $28.66      $34.68      $52.01
==================================================================================================
  TOTAL RETURN(4)             1.25%      2.81%      16.86%     (17.36)%    (29.18)%      7.54%

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  1.25%(5)     1.25%       1.25%        1.25%       1.25%       1.25%
--------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                  0.59%(5)    (0.26)%     (0.22)%     (0.04)%     (0.10)%     (0.36)%
--------------------------
Portfolio Turnover Rate          33%        48%         84%        168%         98%         67%
--------------------------
Net Assets,
End of Period
(in thousands)               $25,262    $22,626     $29,152     $20,432     $23,389      $22,239
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
45

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                          A CLASS
--------------------------------------------------------------------------------
                                               2005(1)      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $34.66      $33.72      $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)               0.10       (0.10)      (0.14)
------------------------------------------
  Net Realized and Unrealized Gain              0.33        1.04        6.11
--------------------------------------------------------------------------------
  Total From Investment Operations              0.43        0.94        5.97
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $35.09      $34.66      $33.72
================================================================================
  TOTAL RETURN(4)                               1.24%       2.79%      21.51%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.25%(5)       1.25%     1.25%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        0.59%(5)     (0.26)%   (0.56)%(5)
------------------------------------------
Portfolio Turnover Rate                           33%         48%       84%(6)
------------------------------------------
Net Assets, End of Period (in thousands)      $38,377     $32,624      $10,305
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
46

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         B CLASS
--------------------------------------------------------------------------------
                                               2005(1)     2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $34.21     $33.53      $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Loss(3)                       (0.03)     (0.35)      (0.31)
------------------------------------------
  Net Realized and Unrealized Gain              0.33       1.03        6.09
--------------------------------------------------------------------------------
  Total From Investment Operations              0.30       0.68        5.78
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $34.51     $34.21      $33.53
================================================================================
  TOTAL RETURN(4)                               0.88%      2.03%      20.83%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        2.00%(5)      2.00%     2.00%(5)
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (0.16)%(5)    (1.01)%   (1.28)%(5)
------------------------------------------
Portfolio Turnover Rate                           33%        48%       84%(6)
------------------------------------------
Net Assets, End of Period (in thousands)       $2,380     $2,273       $1,032
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
47

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                             2005(1)      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $34.23      $33.56      $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Loss(3)                     (0.04)      (0.36)      (0.31)
---------------------------------------
  Net Realized and Unrealized Gain            0.34        1.03        6.12
--------------------------------------------------------------------------------
  Total From Investment Operations            0.30        0.67        5.81
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $34.53      $34.23      $33.56
================================================================================
  TOTAL RETURN(4)                             0.85%       2.03%      20.94%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      2.00%(5)       2.00%      2.00%(5)
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                    (0.16)%(5)     (1.01)%    (1.28)%(5)
---------------------------------------
Portfolio Turnover Rate                         33%          48%       84%(6)
---------------------------------------
Net Assets, End of Period
(in thousands)                               $3,647       $3,733       $1,136
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
48

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                          2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.89       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(3)                          0.02        (0.03)
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  0.10        (0.08)
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.12        (0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $10.01       $9.89
================================================================================
  TOTAL RETURN(4)                                          1.21%       (1.10)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.27%(5)      1.25%(5)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                   0.41%(5)    (0.43)%(5)
------------------------------------------------------
Portfolio Turnover Rate                                      44%           87%
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $985          $692
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through October 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
49

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             B CLASS
--------------------------------------------------------------------------------
                                                       2005(1)     2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $9.84      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Loss(3)                                (0.02)      (0.08)
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                0.10       (0.08)
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.08       (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $9.92       $9.84
================================================================================
  TOTAL RETURN(4)                                        0.81%      (1.60)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     2.02%(5)     2.00%(5)
--------------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                               (0.34)%(5)   (1.17)%(5)
--------------------------------------------------
Portfolio Turnover Rate                                    44%          87%
--------------------------------------------------
Net Assets, End of Period (in thousands)                  $569         $450
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through October 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
50

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                               C CLASS
--------------------------------------------------------------------------------
                                                        2005(1)       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $9.84        $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Loss(3)                                 (0.02)        (0.08)
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.10         (0.08)
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.08         (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $9.92         $9.84
================================================================================
  TOTAL RETURN(4)                                         0.81%        (1.60)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      2.02%(5)       2.00%(5)
--------------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                                (0.34)%(5)     (1.18)%(5)
--------------------------------------------------
Portfolio Turnover Rate                                     44%            87%
--------------------------------------------------
Net Assets, End of Period (in thousands)                   $507           $343
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through October 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
51

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                    A CLASS
--------------------------------------------------------------------------------
                                                                    2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
  Net Investment Income(2)                                            --(3)
----------------------------------------------------------------
  Net Realized and Unrealized Loss                                   (0.02)
--------------------------------------------------------------------------------
  Total From Investment Operations                                   (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.98
================================================================================
  TOTAL RETURN(4)                                                    (0.20)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   1.28%(5)
----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                0.07%(5)
----------------------------------------------------------------
Portfolio Turnover Rate                                                  44%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $674
--------------------------------------------------------------------------------

(1) November 30, 2004 (inception) through April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
52

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                    B CLASS
--------------------------------------------------------------------------------
                                                                    2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
  Net Investment Loss(2)                                             (0.03)
----------------------------------------------------------------
  Net Realized and Unrealized Loss                                   (0.02)
--------------------------------------------------------------------------------
  Total From Investment Operations                                   (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.95
================================================================================
  TOTAL RETURN(3)                                                    (0.50)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   2.03%(4)
----------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                (0.68)%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                  44%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $339
--------------------------------------------------------------------------------

(1) November 30, 2004 (inception) through April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
53

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                    C CLASS
--------------------------------------------------------------------------------
                                                                    2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------------
 Net Investment Loss(2)                                              (0.03)
----------------------------------------------------------------
 Net Realized and Unrealized Loss                                    (0.02)
--------------------------------------------------------------------------------
 Total From Investment Operations                                    (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.95
================================================================================
 TOTAL RETURN(3)                                                     (0.50)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   2.03%(4)
----------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                (0.68)%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                  44%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $515
--------------------------------------------------------------------------------

(1) November 30, 2004 (inception) through April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
54

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005(1)     2004      2003    2002      2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.29      $5.75     $4.15    $4.52      $5.00
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(3)      (0.03)     (0.07)    (0.05)   (0.05)     (0.01)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.12)      0.61      1.65    (0.32)     (0.47)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       (0.15)      0.54      1.60    (0.37)     (0.48)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains     (0.17)       --        --       --         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $5.97      $6.29     $5.75    $4.15      $4.52
================================================================================
  TOTAL RETURN(4)             (2.59)%     9.39%    38.55%   (8.19)%    (9.60)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   1.50%(5)     1.50%     1.50%     1.50%    1.50%(5)
--------------------------
Ratio of Net
Investment Loss
to Average Net Assets      (0.85)%(5)   (1.09)%   (1.11)%   (1.02)%  (0.81)%(5)
--------------------------
Portfolio Turnover Rate          130%      255%      236%      182%         89%
--------------------------
Net Assets,
End of Period
(in thousands)                $38,857   $38,917   $32,512   $25,479     $18,217
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) June 1, 2001 (inception) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
55

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    A CLASS
--------------------------------------------------------------------------------
                                     2005(1)          2004           2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $6.26           $5.74           $4.15
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Loss(3)              (0.04)          (0.08)         (0.05)
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)              (0.11)           0.60           1.64
--------------------------------------------------------------------------------
  Total From
  Investment Operations               (0.15)           0.52           1.59
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Realized Gains             (0.16)            --             --
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $5.95           $6.26           $5.74
================================================================================
  TOTAL RETURN(4)                     (2.70)%          9.06%         38.31%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.75%(5)          1.75%         1.75%(5)
--------------------------------
Ratio of Net Investment Loss
to Average Net Assets              (1.10)%(5)        (1.34)%       (1.47)%(5)
--------------------------------
Portfolio Turnover Rate                  130%           255%          236%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                        $37,548        $20,337             $891
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
56

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     B CLASS
--------------------------------------------------------------------------------
                                       2005(1)         2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $6.18          $5.71           $4.15
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Loss(3)               (0.06)         (0.13)         (0.08)
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)               (0.11)          0.60           1.64
--------------------------------------------------------------------------------
  Total From
  Investment Operations                (0.17)          0.47           1.56
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Realized Gains              (0.11)           --             --
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $5.90          $6.18           $5.71
================================================================================
  TOTAL RETURN(4)                      (2.99)%         8.23%         37.59%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  2.50%(5)          2.50%        2.50%(5)
--------------------------------
Ratio of Net Investment Loss
to Average Net Assets                (1.85)%(5)        (2.09)%      (2.20)%(5)
--------------------------------
Portfolio Turnover Rate                    130%           255%         236%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                           $1,911         $1,163            $215
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
57

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      C CLASS
--------------------------------------------------------------------------------
                                           2005(1)     2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $6.20       $5.73          $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Loss(3)                   (0.06)      (0.13)         (0.07)
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.11)       0.60           1.65
--------------------------------------------------------------------------------
  Total From Investment Operations         (0.17)       0.47           1.58
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                  (0.11)        --            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $5.92       $6.20          $5.73
================================================================================
  TOTAL RETURN(4)                          (2.98)%      8.20%         38.07%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     2.50%(5)      2.50%      2.22%(5)(6)
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                   (1.85)%(5)    (2.09)%    (1.97)%(5)(6)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                       130%       255%          236%(7)
--------------------------------------------------------------------------------
Net Assets, End of Period
(in thousands)                              $2,180     $1,294              $34
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During a portion of the period ended October 31, 2003, the distributor agreed to voluntarily waive the distribution and service fees. Had fees not been waived the annualized ratio of operating expenses to average net asset and the annualized ratio of net investment income to average net assets would have been 2.50% and (2.25)%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
58

Share Class Information

Six classes of shares are authorized for sale by Select: Investor Class,
Institutional Class, Advisor Class, A Class, B Class and C Class. Three classes of shares are authorized for sale by Capital Growth and Fundamental Equity: A
Class, B Class and C Class. Five classes of shares are authorized for sale by
New Opportunities II: Investor Class, Institutional Class, A Class, B Class and
C Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class, A
Class, B Class and C Class shares are higher than that of Investor Class shares.
ON JANUARY 30, 2003, INVESTOR CLASS SHARES OF SELECT AND NEW OPPORTUNITIES II
BECAME UNAVAILABLE TO NEW SELF-DIRECTED RETAIL INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) by existing shareholders, directly from American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee.

(continued)

------
59

Share Class Information

B Class shares automatically convert to A Class shares (with lower expenses)
eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

(continued)

------
60

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
61

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded U.S.
companies, based on total market capitalization).

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
62

Notes

------
63

Notes

------
64

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0506
SH-SAN-43963S

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

New Opportunities Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

NEW OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . .  16
Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semi-annual report for the New
Opportunities fund for the six months ended April 30, 2005.

This report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers and other communications about investments, portfolio strategy and the markets.

Your next shareholder report for these funds will be the annual report dated
October 31, 2005, available in about six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

New Opportunities - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                                 1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
NEW OPPORTUNITIES                -3.73%      -14.44%      5.66%        12/26/96
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(1)     -0.55%       -5.83%      2.11%(2)        --
--------------------------------------------------------------------------------

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 12/31/96, the date nearest the fund's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made December 26, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
----------------------------------------------------------------------------------------------------
                            1997*   1998    1999     2000     2001    2002     2003    2004    2005
----------------------------------------------------------------------------------------------------
New Opportunities         -20.00%  50.50%   5.15%  172.82%  -46.30%  -7.32%  -26.32%  29.85%  -3.73%
----------------------------------------------------------------------------------------------------
Russell 2000 Growth Index -11.52%  43.70%  -3.77%   31.39%  -24.85%  -8.52%  -23.50%  41.57%  -0.55%
----------------------------------------------------------------------------------------------------

* From 12/26/96, the fund's inception date. Index data from 12/31/96, the date nearest the fund's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

New Opportunities - Portfolio Commentary

[photo of Tom Telford, Harold S. Bradley, Stafford Southwick and Matt Ferretti.]

THE NEW OPPORTUNITIES INVESTMENT TEAM (FROM LEFT): PORTFOLIO MANAGERS TOM
TELFORD AND HAROLD S. BRADLEY AND INVESTMENT ANALYSTS STAFFORD SOUTHWICK AND
MATT FERRETTI.

American Century New Opportunities fell 3.16%* during the six months ended April
30, 2005, lagging the return of its benchmark, the Russell 2000 Growth Index, which fell 1.98%.

SMALL CAPS SLIDE

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004, despite record-high oil prices, rising interest rates, and a modest increase in underlying inflation.

Rising interest rates and general compression of price/earnings multiples as the period progressed also hampered markets, disproportionately affecting small-cap stocks. In the last half of the six-month period, the Dow Jones Industrial
Average and the S&P 500, two indices consisting primarily of large-cap stocks, fell just 2.28% and 1.61%, respectively. But the Russell 2000 and S&P SmallCap
600 indices, comprising small-cap stocks, declined 6.87% and 5.39%, respectively. During this time, New Opportunities outperformed its benchmark by
180 basis points, falling 6.84% compared with the benchmark's 8.64% decline.

An overweight stake and solid stock selection in materials provided the biggest boost to the portfolio's performance during the six-month period on a relative and absolute basis. We also benefited from solid picks in financials and an overweight position in utilities. However, security selection in the information technology sector hindered results, and the sector proved by far the leading detriment to the portfolio's performance.

MATERIALS SURGE

New Opportunities realized its largest absolute and relative contributions in the six-month period from stakes in the materials sector, specifically in the metals and mining industry. Titanium Metals Corp., a maker of titanium materials used in aircraft, constituted the portfolio's best individual performer. Its stock rose 74% amid rising demand from the aerospace industry.

TOP TEN HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Silicon Valley Bancshares                 2.9%                   --
--------------------------------------------------------------------------------
Titanium Metals Corp.                     2.6%                  1.8%
--------------------------------------------------------------------------------
UGI Corp.                                 2.2%                  1.5%
--------------------------------------------------------------------------------
Websense Inc.                             2.1%                  1.3%
--------------------------------------------------------------------------------
Greenhill & Co. Inc.                      2.0%                  1.2%
--------------------------------------------------------------------------------
HealthTronics Inc.                        1.9%                   --
--------------------------------------------------------------------------------
Children's Place Retail
Stores, Inc. (The)                        1.8%                  1.3%
--------------------------------------------------------------------------------
Berry Petroleum
Company Cl A                              1.8%                  1.4%
--------------------------------------------------------------------------------
Gardner Denver Inc.                       1.7%                   --
--------------------------------------------------------------------------------
Itron Inc.                                1.7%                   --
--------------------------------------------------------------------------------

*Returns for periods less than one year are not annualized.         (continued)

------
3

New Opportunities - Portfolio Commentary

Metals and mining also produced the portfolio's second-leading performer in AK
Steel Holding, a steel maker with seven plants scattered throughout the Ohio
Valley. AK Steel's stock price almost doubled in the first four months of the period before tumbling as the period closed. Recognizing the impact that declining steel prices would have on the stock, we sold the portfolio's stake in the company before its share price collapsed.

Solid security selection in the financials sector also boosted the portfolio's performance, as did the overweight position in utilities. In particular, New
Opportunities II benefited from its stake in UGI Corp., a Pennsylvania-based utility. The company's French propane distribution business performed especially well during the period, and UGI's share price rose 32%.

TECHNOLOGY SOFTNESS

With demand for computers and computer-related equipment weakening in early
2005, New Opportunities maintained an underweight position in information technology during the period, but it still accounted for slightly more than 20%
of the portfolio's overall average weighting. Security selection throughout the
IT sector hurt performance. Overall, IT accounted for six of the portfolio's top
10 detracting securities in the period on a relative basis.

SpectraLink, a maker of commercial wireless systems, topped the portfolio's list of detracting securities. The portfolio also suffered from the performance of
Merix Corp., which makes circuit boards for sophisticated electrical equipment.
New Opportunities has liquidated its positions in both SpectraLink and Merix.

Meanwhile, energy's volatility proved a challenge during the period. The portfolio benefited on an absolute basis from stakes in small-cap oil and gas producers such as Berry Petroleum. Nonetheless, despite the portfolio's overweight position, the sector crimped New Opportunities' relative return.

OUR COMMITMENT

We remain committed to pursuing an investment approach of identifying small companies that appear to have accelerating earnings and revenue growth. We believe this approach provides the optimum potential for long-term investment rewards.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Specialty Retail                          8.0%                  6.1%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                5.0%                  1.8%
--------------------------------------------------------------------------------
Computers & Peripherals                   4.3%                  2.3%
--------------------------------------------------------------------------------
Machinery                                 4.2%                  1.1%
--------------------------------------------------------------------------------
Gas Utilities                             3.9%                  1.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                            96.3%                 96.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.7%                  3.9%
--------------------------------------------------------------------------------

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
                                                                          EXPENSES PAID
                                            BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                                           ACCOUNT VALUE  ACCOUNT VALUE    11/1/04 -       EXPENSE
                                              11/1/04        4/30/05         4/30/05       RATIO*
---------------------------------------------------------------------------------------------------
NEW OPPORTUNITIES SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------------
Actual                                        $1,000         $968.40         $7.32          1.50%
---------------------------------------------------------------------------------------------------
Hypothetical                                  $1,000       $1,017.36         $7.50          1.50%
---------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year divided by 365, to reflect the one-half year period.

------
6

New Opportunities - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 97.6%

AEROSPACE & DEFENSE -- 1.1%
-------------------------------------------------------------------------------
         171,559    AAR Corp.(1)                                       $  2,527
-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.0%
-------------------------------------------------------------------------------
         108,254    Pacer International Inc.(1)                           2,244
-------------------------------------------------------------------------------
AIRLINES -- 1.0%
-------------------------------------------------------------------------------
         218,332    AMR Corp.(1)                                          2,286
-------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.6%
-------------------------------------------------------------------------------
          71,279    LKQ Corp.(1)                                          1,436
-------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.4%
-------------------------------------------------------------------------------
          83,134    Kendle International Inc.(1)                            983
-------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.0%
-------------------------------------------------------------------------------
         145,124    Greenhill & Co. Inc.                                  4,571
-------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.3%
-------------------------------------------------------------------------------
         137,024    Silicon Valley Bancshares(1)                          6,495
-------------------------------------------------------------------------------
          40,963    Virginia Commerce Bancorp(1)                          1,098
-------------------------------------------------------------------------------
                                                                          7,593
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
-------------------------------------------------------------------------------
         111,773    American Reprographics Co.(1)                         1,570
-------------------------------------------------------------------------------
         127,740    LECG Corp.(1)                                         2,648
-------------------------------------------------------------------------------
          61,238    Mobile Mini Inc.(1)                                   2,147
-------------------------------------------------------------------------------
                                                                          6,365
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.0%
-------------------------------------------------------------------------------
         291,003    Arris Group Inc.(1)                                   2,209
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.3%
-------------------------------------------------------------------------------
         207,815    Emulex Corp.(1)                                       3,227
-------------------------------------------------------------------------------
         148,509    Neoware Systems Inc.(1)                               1,436
-------------------------------------------------------------------------------
          80,907    Rimage Corp.(1)                                       1,622
-------------------------------------------------------------------------------
         272,724    Western Digital Corp.(1)                              3,462
-------------------------------------------------------------------------------
                                                                          9,747
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 1.3%
-------------------------------------------------------------------------------
          60,166    Jacobs Engineering Group Inc.(1)                      2,931
-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 1.3%
-------------------------------------------------------------------------------
          38,455    Eagle Materials Inc.                                  2,894
-------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.9%
-------------------------------------------------------------------------------
          92,585    CompuCredit Corp.(1)                                  2,453
-------------------------------------------------------------------------------
          32,648    United PanAm Financial Corp.(1)                         722
-------------------------------------------------------------------------------
         132,910    World Acceptance Corp.(1)                             3,382
-------------------------------------------------------------------------------
                                                                          6,557
-------------------------------------------------------------------------------
DISTRIBUTORS -- 0.7%
-------------------------------------------------------------------------------
          88,030    Prestige Brands Holdings Inc.(1)                      1,585
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
-------------------------------------------------------------------------------
         112,633    International Securities
                    Exchange Inc.(1)                                      2,965
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
-------------------------------------------------------------------------------
         768,340    Cincinnati Bell Inc.(1)                            $  3,073
-------------------------------------------------------------------------------
         156,102    Talk America Holdings Inc.(1)                         1,344
-------------------------------------------------------------------------------
                                                                          4,417
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.3%
-------------------------------------------------------------------------------
          45,053    Roper Industries Inc.                                 3,049
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
-------------------------------------------------------------------------------
          98,484    Brightpoint Inc.(1)                                   2,080
-------------------------------------------------------------------------------
         107,484    Itron Inc.(1)                                         3,877
-------------------------------------------------------------------------------
                                                                          5,957
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 3.9%
-------------------------------------------------------------------------------
          48,360    Atwood Oceanics Inc.(1)                               2,760
-------------------------------------------------------------------------------
         112,160    Grant Prideco Inc.(1)                                 2,488
-------------------------------------------------------------------------------
         584,700    Grey Wolf Inc.(1)                                     3,508
-------------------------------------------------------------------------------
                                                                          8,756
-------------------------------------------------------------------------------
GAS UTILITIES -- 3.9%
-------------------------------------------------------------------------------
          36,599    Northwest Natural Gas Co.                             1,299
-------------------------------------------------------------------------------
         101,512    UGI Corp.                                             5,099
-------------------------------------------------------------------------------
          79,972    WGL Holdings Inc.                                     2,424
-------------------------------------------------------------------------------
                                                                          8,822
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.0%
-------------------------------------------------------------------------------
          82,725    ICU Medical Inc.(1)                                   2,931
-------------------------------------------------------------------------------
         315,228    OraSure Technologies Inc.(1)                          2,509
-------------------------------------------------------------------------------
          55,709    Orthofix International N.V.(1)                        2,618
-------------------------------------------------------------------------------
          51,406    ResMed Inc.(1)                                        3,193
-------------------------------------------------------------------------------
                                                                         11,251
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
-------------------------------------------------------------------------------
         352,982    HealthTronics Inc.(1)                                 4,377
-------------------------------------------------------------------------------
         132,869    Radiation Therapy Services Inc.(1)                    3,084
-------------------------------------------------------------------------------
                                                                          7,461
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.8%
-------------------------------------------------------------------------------
          42,859    CBRL Group Inc.                                       1,651
-------------------------------------------------------------------------------
          90,486    Luby's Inc.(1)                                          683
-------------------------------------------------------------------------------
         126,007    O'Charleys Inc.(1)                                    2,513
-------------------------------------------------------------------------------
         246,086    Sunterra Corp.(1)                                     3,827
-------------------------------------------------------------------------------
                                                                          8,674
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.1%
-------------------------------------------------------------------------------
          75,131    Jarden Corp.(1)                                       3,356
-------------------------------------------------------------------------------
         189,680    Tempur-Pedic International Inc.(1)                    3,621
-------------------------------------------------------------------------------
                                                                          6,977
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.7%
-------------------------------------------------------------------------------
          91,524    Central Garden and Pet Co.(1)                         3,806
-------------------------------------------------------------------------------
INSURANCE -- 1.1%
-------------------------------------------------------------------------------
          56,819    Brown & Brown Inc.                                    2,486
-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 1.0%
-------------------------------------------------------------------------------
         119,626    Stamps.com Inc.(1)                                    2,312
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

New Opportunities - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 3.5%
-------------------------------------------------------------------------------
         284,603    aQuantive, Inc.(1)                                 $  3,159
-------------------------------------------------------------------------------
          91,874    Websense Inc.(1)                                      4,874
-------------------------------------------------------------------------------
                                                                          8,033
-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.4%
-------------------------------------------------------------------------------
         100,490    MarineMax Inc.(1)                                     2,718
-------------------------------------------------------------------------------
          82,043    RC2 Corp.(1)                                          2,844
-------------------------------------------------------------------------------
                                                                          5,562
-------------------------------------------------------------------------------
MACHINERY -- 4.2%
-------------------------------------------------------------------------------
          38,704    Cascade Corp.                                         1,219
-------------------------------------------------------------------------------
         150,912    Flanders Corp.(1)                                     1,499
-------------------------------------------------------------------------------
         106,178    Gardner Denver Inc.(1)                                3,879
-------------------------------------------------------------------------------
          53,120    Harsco Corp.                                          2,850
-------------------------------------------------------------------------------
                                                                          9,447
-------------------------------------------------------------------------------
METALS & MINING -- 3.4%
-------------------------------------------------------------------------------
          31,633    Carpenter Technology                                  1,749
-------------------------------------------------------------------------------
         178,812    Titanium Metals Corp.(1)                              6,012
-------------------------------------------------------------------------------
                                                                          7,761
-------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.0%
-------------------------------------------------------------------------------
          88,218    Vectren Corp.                                         2,383
-------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.3%
-------------------------------------------------------------------------------
          86,195    Berry Petroleum Company Cl A                          4,027
-------------------------------------------------------------------------------
          91,846    Forest Oil Corporation(1)                             3,539
-------------------------------------------------------------------------------
                                                                          7,566
-------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.9%
-------------------------------------------------------------------------------
         663,274    Revlon Inc. Cl A(1)                                   1,950
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.8%
-------------------------------------------------------------------------------
         111,217    Able Laboratories Inc.(1)                             2,651
-------------------------------------------------------------------------------
          63,622    Hi-Tech Pharmacal Co., Inc.(1)                        1,486
-------------------------------------------------------------------------------
                                                                          4,137
-------------------------------------------------------------------------------
REAL ESTATE -- 1.2%
-------------------------------------------------------------------------------
         124,117    Trammell Crow Co.(1)                                  2,644
-------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 1.0%
-------------------------------------------------------------------------------
          93,488    DSP Group Inc.(1)                                     2,253
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

SPECIALTY RETAIL -- 8.0%
-------------------------------------------------------------------------------
         123,583    Burlington Coat Factory
                    Warehouse Corp.                                    $  3,405
-------------------------------------------------------------------------------
         110,950    Children's Place Retail
                    Stores, Inc. (The)(1)                                 4,129
-------------------------------------------------------------------------------
         153,770    Finish Line, Inc. (The) Cl A                          2,771
-------------------------------------------------------------------------------
         138,059    Hibbett Sporting Goods Inc.(1)                        3,723
-------------------------------------------------------------------------------
         129,713    Select Comfort Corp.(1)                               2,869
-------------------------------------------------------------------------------
         217,339    Wilsons The Leather Experts Inc.(1)                   1,093
-------------------------------------------------------------------------------
                                                                         17,990
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.4%
-------------------------------------------------------------------------------
          72,609    Brown Shoe Co Inc.                                    2,244
-------------------------------------------------------------------------------
          72,725    Kenneth Cole Productions Inc.                         2,180
-------------------------------------------------------------------------------
         160,600    Wolverine World Wide, Inc.                            3,258
-------------------------------------------------------------------------------
                                                                          7,682
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 3.7%
-------------------------------------------------------------------------------
          95,462    Astoria Financial Corp.                               2,531
-------------------------------------------------------------------------------
          51,324    Downey Financial Corp.                                3,322
-------------------------------------------------------------------------------
          68,820    IndyMac Bancorp, Inc.                                 2,648
-------------------------------------------------------------------------------
                                                                          8,501
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 2.2%
-------------------------------------------------------------------------------
          94,948    Applied Industrial Technologies Inc.                  2,649
-------------------------------------------------------------------------------
          74,095    GATX Corp.                                            2,424
-------------------------------------------------------------------------------
                                                                          5,073
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $204,344)                                                         221,843
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.7%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 2.25%, 4/30/06, valued at $8,672),
in a joint trading account at 2.75%, dated
4/29/05, due 5/2/05 (Delivery value $8,502)
(Cost $8,500)                                                             8,500
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.3%
(Cost $212,844)                                                         230,343
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.3)%                                  (2,860)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                             $227,483
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $212,844)                     $230,343
--------------------------------------------------------------------
Receivable for investments sold                                           5,519
--------------------------------------------------------------------
Dividends and interest receivable                                            58
--------------------------------------------------------------------------------
                                                                        235,920
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                               18
--------------------------------------------------------------------
Payable for investments purchased                                         8,126
--------------------------------------------------------------------
Accrued management fees                                                     293
--------------------------------------------------------------------------------
                                                                          8,437
--------------------------------------------------------------------------------

NET ASSETS                                                             $227,483
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                              300,000
================================================================================
Outstanding                                                              46,461
================================================================================

NET ASSET VALUE PER SHARE                                                 $4.90
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                                $388,828
--------------------------------------------------------------------
Accumulated net investment loss                                          (1,210)
--------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (177,634)
--------------------------------------------------------------------
Net unrealized appreciation on investments                               17,499
--------------------------------------------------------------------------------
                                                                       $227,483
================================================================================

See Notes to Financial Statements.

------
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends                                                               $   734
--------------------------------------------------------------------
Interest                                                                     39
--------------------------------------------------------------------------------
                                                                            773
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                           1,980
--------------------------------------------------------------------
Directors' fees and expenses                                                  2
--------------------------------------------------------------------
Other expenses                                                                1
--------------------------------------------------------------------------------
                                                                          1,983
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      (1,210)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                              8,573
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                    (13,315)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                         (4,742)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(5,952)
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                       2005         2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                       $ (1,210)   $  (3,153)
-----------------------------------------------
Net realized gain                                            8,573       27,030
-----------------------------------------------
Change in net unrealized appreciation                      (13,315)     (23,133)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                            (5,952)         744
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                    5,918       10,510
-----------------------------------------------
Payments for shares redeemed(1)                            (46,038)     (55,925)
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                            (40,120)     (45,415)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                 (46,072)     (44,671)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                        273,555      318,226
--------------------------------------------------------------------------------
End of period                                             $227,483     $273,555
================================================================================

Accumulated net investment loss                           $ (1,210)          --
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                         1,116        2,024
-----------------------------------------------
Redeemed                                                    (8,707)     (10,841)
--------------------------------------------------------------------------------
Net decrease in shares of the fund                          (7,591)      (8,817)
================================================================================

(1) Net of redemption fees of $6 and $219, respectively.

See Notes to Financial Statements.

------
11

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The fund pursues its objective by investing primarily in common stocks of smaller-sized companies that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each

                                                                    (continued)

------
12

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than
180 days. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the fund's daily net assets and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds but that have the same investment team and investment strategy.

The annual management fee schedule for fund is as follows:
------------------------------------------------------------------------
                                                      INVESTOR
                                                        CLASS
------------------------------------------------------------------------
STRATEGY ASSETS
------------------------------------------------------------------------
First $500 million                                      1.50%
------------------------------------------------------------------------
Next $500 million                                       1.30%
------------------------------------------------------------------------
Over $1 billion                                         1.10%
------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended April
30, 2005 was 1.50%.

(continued)

------
13

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2005, were $345,971 and $386,331, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2005.

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $215,242
================================================================================
Gross tax appreciation of investments                                $19,754
-----------------------------------------------------------------
Gross tax depreciation of investments                                 (4,653)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                   $15,101
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2004, the fund had accumulated capital losses of $186,207, which represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $148,508 and $37,699 expire in 2009 and 2010, respectively.

------
14

New Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                  2005(1)      2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $5.06       $5.06      $4.01      $4.80     $15.35       $9.16
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Loss             (0.03)      (0.06)     (0.04)     (0.05)     (0.05)      (0.19)
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.13)       0.06       1.09      (0.74)     (6.85)       7.52
--------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           (0.16)       0.00       1.05      (0.79)     (6.90)       7.33
--------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Realized Gains            --          --         --         --      (3.65)      (1.14)
--------------------------------------------------------------------------------------------------
Redemption Fees(2)                   --(3)       --(3)      --(3)      --(3)      --          --
--------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $4.90       $5.06      $5.06      $4.01      $4.80      $15.35
==================================================================================================
  TOTAL RETURN(4)                 (3.16)%      0.00%     26.18%    (16.46)%   (53.81)%     83.28%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            1.50%(5)      1.49%      1.50%       1.50%      1.50%      1.50%
------------------------------
Ratio of Net Investment Loss
to Average Net Assets          (0.92)%(5)    (1.04)%    (0.98)%     (1.02)%    (0.72)%    (1.28)%
------------------------------
Portfolio Turnover Rate              132%       269%       217%        175%       189%       112%
------------------------------
Net Assets, End of Period
(in thousands)                   $227,483   $273,555   $318,226    $297,180   $380,741   $873,376
--------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2005 (unaudited).

(2) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(3) Per share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
15

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
16

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
17

Notes

------
18

Notes

------
19

Notes

------
20

[inside back cover blank]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                       PRSRT STD
P.O. Box 419200                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                     AMERICAN CENTURY
                                                  COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0506
SH-SAN-43964S

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

Balanced Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Balanced fund for the six months ended April 30, 2005.

This report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers and other communications about investments, portfolio strategy and the markets.

Your next shareholder report for this fund will be the annual report dated
October 31, 2005, available in about six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Balanced - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                       1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          7.23%       1.68%       7.72%       9.04%       10/20/88
--------------------------------------------------------------------------------
BLENDED INDEX           6.01%       1.48%       9.35%      10.29%(1)       --
--------------------------------------------------------------------------------
S&P 500 INDEX(2)        6.34%      -2.94%      10.26%      11.49%(1)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S.AGGREGATE
INDEX(2)                5.26%       7.49%       7.14%       7.84%(1)       --
--------------------------------------------------------------------------------
Institutional Class     7.44%         --          --        1.73%        5/1/00
--------------------------------------------------------------------------------
Advisor Class           6.97%       1.43%         --        5.69%        1/6/97
--------------------------------------------------------------------------------

(1) Since 10/31/88, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
2

Balanced - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
---------------------------------------------------------------------------------------------------
                   1996    1997    1998    1999    2000     2001     2002     2003    2004    2005
---------------------------------------------------------------------------------------------------
Investor Class    17.51%  10.24%  25.61%  10.05%   8.16%   -4.25%   -5.14%   -2.95%  14.98%   7.23%
---------------------------------------------------------------------------------------------------
Blended index     21.20%  17.78%  28.45%  16.04%   6.80%   -3.14%   -4.55%   -3.82%  14.15%   6.01%
---------------------------------------------------------------------------------------------------
S&P 500 Index     30.21%  25.13%  41.07%  21.82%  10.13%  -12.97%  -12.63%  -13.31%  22.88%   6.34%
---------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              8.64%   7.08%  10.91%   6.28%   1.26%   12.38%    7.84%   10.47%   1.83%   5.26%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Balanced - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER (EQUITY TEAM LEADER) AND JEFF HOUSTON
(FIXED-INCOME TEAM LEADER)

PERFORMANCE SUMMARY

Balanced and its benchmark (a custom blended index that is 60% S&P 500 Index and
40% Lehman Brothers U.S. Aggregate Index) gained 3.54%* and 2.43%, respectively, in the six months ended April 30, 2005, as the S&P 500 and the Lehman Aggregate
posted modest increases. The fund outperformed because Balanced's stock portfolio outpaced the S&P 500.

ECONOMIC REVIEW

U.S. economic growth moderated during the six months ended April 30, 2005, as crude oil prices flared, inflation increased, and interest rates rose. The annualized real rate of GDP growth declined from 3.8% in the fourth quarter of
2004 to 3.5% in the first quarter of 2005 as the price of crude oil averaged $49 a barrel. Meanwhile, inflation (measured by the 12-month percentage change of
"core" CPI, excluding food and energy prices) climbed from a recent low at the end of 2003. In the first three months of 2005, it reached its fastest growth rate since August 2002. To control inflation, the Federal Reserve raised its target rate four times in six months, from 1.75% to 2.75%.

STOCK MARKET REVIEW

The S&P 500 gained 3.28% in the six months ended April 30, 2005. Most of the gain occurred from October 31 to December 31, 2004, when the index advanced over
7%. The market reversed in the next four months, when the index declined 4%. A key factor was the price of oil--it declined 21% at the end of 2004, then rebounded 28% in the first three months of 2005. Another was the annualized corporate earnings growth rate for S&P 500 companies--it was 20% in the fourth quarter of 2004, then about 14% in the first quarter of 2005. As oil prices rose and earnings growth decelerated, value stocks outpaced growth. The top-performing sectors of the S&P 500 were utilities, energy, and health care, while information technology and consumer discretionary lagged.

BALANCED'S TOP TEN STOCK HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          HOLDINGS              500 INDEX
--------------------------------------------------------------------------------
Johnson & Johnson                           3.6%                  1.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.2%                  3.4%
--------------------------------------------------------------------------------
Intel Corp.                                 3.0%                  1.4%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         2.4%                  1.0%
--------------------------------------------------------------------------------
Disney (Walt) Co.                           2.0%                  0.5%
--------------------------------------------------------------------------------
American Express Co.                        2.0%                  0.6%
--------------------------------------------------------------------------------
CIGNA Corp.                                 2.0%                  0.1%
--------------------------------------------------------------------------------
Wachovia Corp.                              2.0%                  0.8%
--------------------------------------------------------------------------------
Sunoco, Inc.                                1.9%                  0.1%
--------------------------------------------------------------------------------
Time Warner Inc.                            1.9%                  0.7%
--------------------------------------------------------------------------------

BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          HOLDINGS              500 INDEX
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                            8.6%                  7.3%
--------------------------------------------------------------------------------
Pharmaceuticals                             7.2%                  7.5%
--------------------------------------------------------------------------------
Commercial Banks                            6.5%                  6.0%
--------------------------------------------------------------------------------
Media                                       5.9%                  3.7%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                  5.8%                  2.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Returns for periods less than one year are not annualized.

                                                                    (continued)

------
4

Balanced - Portfolio Commentary

BOND MARKET REVIEW

The Lehman Aggregate gained 0.98% in the six months ended April 30, 2005.
Returns for its fixed-rate mortgage-backed, Treasury, and corporate subsectors were 1.44%, 0.96%, and 0.49%, respectively. Bond prices generally FELL as interest rates rose, but interest income offset price declines, producing modest total returns. Exceptions included the 30-year Treasury bond and other long-term bonds that use it as a benchmark--the 30-year Treasury bond yield fell during the six months, producing price GAINS and outperformance compared with shorter-maturity securities.

PORTFOLIO PERFORMANCE

Balanced's stock and bond portfolios gained 5.12% and 1.48%, respectively, in the six months ended April 30, 2005. Sectors that contributed most to Balanced's stock gains were health care and energy, while information technology detracted most. Stock selection in the consumer discretionary sector contributed most to outperformance vs. the S&P 500, including overweights (vs. the index) in homebuilder NVR Inc. and Goodyear Tire & Rubber, and an underweight in eBay. We believe bond portfolio outperformance vs. the Lehman Aggregate was helped by our decisions to: 1) lengthen duration (longer-duration bonds generally outperformed), and 2) overweight securitized (mortgage- and asset-backed) bonds and Treasury inflation-protected securities, which outperformed the index.

Note: The transaction volume required for our use of mortgage dollar rolls, a forward commitment defined on pages 21-22, inflated the portfolio turnover rates shown on pages 26-28 for the 12 months ended October 31, 2004, and the six months ended April 30, 2005.

OUR COMMITMENT

We remain committed to seeking long-term capital growth and current income by investing in a balanced portfolio consisting of approximately 60% equity securities and the remainder in bonds and other fixed-income securities.

TYPES OF INVESTMENTS IN PORTFOLIO*
--------------------------------------------------------------------------------
                                         % OF FUND              % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                               46.6%                 50.6%
--------------------------------------------------------------------------------
Mortgage- & Asset-
Backed Securities                           21.9%                 21.0%
--------------------------------------------------------------------------------
Corporate Bonds                              8.9%                  9.2%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            5.6%                  3.6%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     5.4%                  8.4%
--------------------------------------------------------------------------------
Other                                        0.3%                  0.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.9%                  0.6%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           9.4%                  6.5%
--------------------------------------------------------------------------------
*See Schedule of Investments for a presentation of the types of investments in the portfolio based on net assets.

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.9 years             4.7 years
--------------------------------------------------------------------------------
Average Duration
(Effective)                               4.4 years             3.7 years
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     11/1/04 -       EXPENSE
                        11/1/04         4/30/05          4/30/05        RATIO*
--------------------------------------------------------------------------------
BALANCED SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000         $1,035.40         $4.54         0.90%
--------------------------------------------------------------------------------
Institutional Class      $1,000         $1,036.40         $3.53         0.70%
--------------------------------------------------------------------------------
Advisor Class            $1,000         $1,034.10         $5.80         1.15%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000         $1,020.33         $4.51         0.90%
--------------------------------------------------------------------------------
Institutional Class      $1,000         $1,021.32         $3.51         0.70%
--------------------------------------------------------------------------------
Advisor Class            $1,000         $1,019.09         $5.76         1.15%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 55.8%

AEROSPACE & DEFENSE(1)
--------------------------------------------------------------------------------
              407  General Dynamics Corp.                             $      43
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
            4,039  FedEx Corporation                                        343
--------------------------------------------------------------------------------
           29,711  United Parcel Service, Inc. Cl B                       2,119
--------------------------------------------------------------------------------
                                                                          2,462
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           26,092  Southwest Airlines Co.                                   388
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.5%
--------------------------------------------------------------------------------
           18,263  Autoliv, Inc.                                            808
--------------------------------------------------------------------------------
            9,272  Goodyear Tire & Rubber Co. (The)(2)                      110
--------------------------------------------------------------------------------
           39,937  Magna International Inc. Cl A                          2,442
--------------------------------------------------------------------------------
                                                                          3,360
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
          100,544  Ford Motor Company(3)                                    916
--------------------------------------------------------------------------------
BEVERAGES -- 0.8%
--------------------------------------------------------------------------------
            9,645  Molson Coors Brewing Co.                                 596
--------------------------------------------------------------------------------
          151,397  Pepsi Bottling Group Inc.                              4,340
--------------------------------------------------------------------------------
            5,239  PepsiAmericas Inc.                                       129
--------------------------------------------------------------------------------
                                                                          5,065
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.0%
--------------------------------------------------------------------------------
           47,924  Amgen Inc.(2)                                          2,789
--------------------------------------------------------------------------------
           59,420  Applera Corporation-Applied
                   Biosystems Group                                       1,260
--------------------------------------------------------------------------------
           46,733  Cephalon, Inc.(2)(3)                                   2,052
--------------------------------------------------------------------------------
            1,127  Invitrogen Corp.(2)                                       83
--------------------------------------------------------------------------------
                                                                          6,184
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            8,478  USG Corp.(2)(3)                                          356
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
           24,265  Edwards (A.G.), Inc.                                     964
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
            1,365  Eastman Chemical Company                                  74
--------------------------------------------------------------------------------
           27,640  Georgia Gulf Corporation(3)                            1,020
--------------------------------------------------------------------------------
                                                                          1,094
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.6%
--------------------------------------------------------------------------------
          137,474  Bank of America Corp.(4)                               6,192
--------------------------------------------------------------------------------
           52,051  Comerica Inc.                                          2,980
--------------------------------------------------------------------------------
          137,362  Wachovia Corp.                                         7,029
--------------------------------------------------------------------------------
          109,202  Wells Fargo & Co.                                      6,546
--------------------------------------------------------------------------------
                                                                         22,747
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
--------------------------------------------------------------------------------
           11,354  Deluxe Corp.                                             453
--------------------------------------------------------------------------------
          123,973  Equifax Inc.                                           4,172
--------------------------------------------------------------------------------
           67,981  John H. Harland Company                                2,447
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

           20,715  Republic Services, Inc. Cl A                       $     717
--------------------------------------------------------------------------------
                                                                          7,789
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
           40,095  Cisco Systems Inc.(2)                                    693
--------------------------------------------------------------------------------
           49,633  Harris Corp.                                           1,400
--------------------------------------------------------------------------------
          349,236  Motorola, Inc.                                         5,357
--------------------------------------------------------------------------------
                                                                          7,450
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.3%
--------------------------------------------------------------------------------
           78,203  Apple Computer, Inc.(2)                                2,820
--------------------------------------------------------------------------------
           11,954  Dell Inc.(2)                                             416
--------------------------------------------------------------------------------
           64,420  International Business Machines
                   Corp.                                                  4,921
--------------------------------------------------------------------------------
           10,382  Western Digital Corp.(2)                                 132
--------------------------------------------------------------------------------
                                                                          8,289
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.2%
--------------------------------------------------------------------------------
          134,065  American Express Co.                                   7,065
--------------------------------------------------------------------------------
           73,950  Capital One Financial Corp.                            5,242
--------------------------------------------------------------------------------
           30,642  CompuCredit Corp.(2)(3)                                  812
--------------------------------------------------------------------------------
            3,973  Nelnet Inc. Cl A(2)                                      127
--------------------------------------------------------------------------------
           15,679  WFS Financial Inc.(2)(3)                                 705
--------------------------------------------------------------------------------
                                                                         13,951
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.3%
--------------------------------------------------------------------------------
           10,171  Greif, Inc. Cl A(3)                                      706
--------------------------------------------------------------------------------
           16,676  Silgan Holdings Inc.                                   1,020
--------------------------------------------------------------------------------
                                                                          1,726
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
--------------------------------------------------------------------------------
           10,089  ALLTEL Corp.                                             575
--------------------------------------------------------------------------------
           28,999  AT&T Corp.                                               555
--------------------------------------------------------------------------------
           53,383  BellSouth Corp.                                        1,414
--------------------------------------------------------------------------------
            4,795  CenturyTel Inc.                                          147
--------------------------------------------------------------------------------
           12,729  Commonwealth Telephone
                   Enterprise Inc.(2)(3)                                    591
--------------------------------------------------------------------------------
           54,102  SBC Communications Inc.                                1,288
--------------------------------------------------------------------------------
           37,917  Sprint Corp.                                             844
--------------------------------------------------------------------------------
           89,169  Verizon Communications                                 3,192
--------------------------------------------------------------------------------
                                                                          8,606
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%
--------------------------------------------------------------------------------
            9,581  Entergy Corp.                                            702
--------------------------------------------------------------------------------
           60,774  Exelon Corporation                                     3,008
--------------------------------------------------------------------------------
           94,445  FirstEnergy Corp.                                      4,111
--------------------------------------------------------------------------------
           15,068  FPL Group, Inc.                                          615
--------------------------------------------------------------------------------
                                                                          8,436
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
--------------------------------------------------------------------------------
           66,234  Ingram Micro Inc. Cl A(2)                              1,103
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           67,748  Cal Dive International Inc.(2)                         3,013
--------------------------------------------------------------------------------
            6,530  Global Industries Ltd.(2)(3)                              63
--------------------------------------------------------------------------------
                                                                          3,076
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.6%
--------------------------------------------------------------------------------
           22,390  7-Eleven, Inc.(2)                                  $     524
--------------------------------------------------------------------------------
           27,741  BJ's Wholesale Club Inc.(2)                              739
--------------------------------------------------------------------------------
           76,240  Supervalu Inc.                                         2,406
--------------------------------------------------------------------------------
                                                                          3,669
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.7%
--------------------------------------------------------------------------------
          175,539  Archer-Daniels-Midland Co.                             3,158
--------------------------------------------------------------------------------
           28,642  General Mills, Inc.                                    1,415
--------------------------------------------------------------------------------
            6,818  Hormel Foods Corp.(3)                                    212
--------------------------------------------------------------------------------
          159,058  Pilgrim's Pride Corp.(3)                               5,740
--------------------------------------------------------------------------------
               30  Seaboard Corp.                                            26
--------------------------------------------------------------------------------
                                                                         10,551
--------------------------------------------------------------------------------
GAS UTILITIES(1)
--------------------------------------------------------------------------------
            3,594  UGI Corp.                                                181
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
--------------------------------------------------------------------------------
          102,918  Becton Dickinson & Co.                                 6,022
--------------------------------------------------------------------------------
            7,853  Haemonetics Corporation(2)                               336
--------------------------------------------------------------------------------
            8,131  Mettler-Toledo International, Inc.(2)                    373
--------------------------------------------------------------------------------
                                                                          6,731
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.2%
--------------------------------------------------------------------------------
           30,798  Aetna Inc.                                             2,260
--------------------------------------------------------------------------------
           53,767  AmerisourceBergen Corp.                                3,295
--------------------------------------------------------------------------------
           32,552  Cardinal Health, Inc.                                  1,809
--------------------------------------------------------------------------------
           76,587  CIGNA Corp.                                            7,044
--------------------------------------------------------------------------------
           10,694  Kindred Healthcare Inc.(2)                               352
--------------------------------------------------------------------------------
          145,222  McKesson Corp.                                         5,373
--------------------------------------------------------------------------------
                                                                         20,133
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
          102,054  Darden Restaurants, Inc.                               3,062
--------------------------------------------------------------------------------
          208,750  McDonald's Corporation                                 6,118
--------------------------------------------------------------------------------
                                                                          9,180
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
           40,120  Black & Decker Corporation                             3,355
--------------------------------------------------------------------------------
            4,058  NVR, Inc.(2)(3)                                        2,915
--------------------------------------------------------------------------------
                                                                          6,270
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           18,537  Clorox Company                                         1,173
--------------------------------------------------------------------------------
           23,562  Energizer Holdings Inc.(2)                             1,343
--------------------------------------------------------------------------------
                                                                          2,516
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.5%
--------------------------------------------------------------------------------
           91,300  Tyco International Ltd.                                2,859
--------------------------------------------------------------------------------
INSURANCE -- 2.9%
--------------------------------------------------------------------------------
           11,338  AmerUs Group Co.(3)                                      533
--------------------------------------------------------------------------------
            3,553  Arch Capital Group Ltd.(2)                               142
--------------------------------------------------------------------------------
           21,577  Axis Capital Holdings Limited                            574
--------------------------------------------------------------------------------
          147,261  Berkley (W.R.) Corp.                                   4,787
--------------------------------------------------------------------------------
           46,781  Chubb Corp.                                            3,826
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

           30,943  Endurance Specialty Holdings Ltd.(2)               $   1,120
--------------------------------------------------------------------------------
           61,163  First American Financial Corp.
                   (The)                                                  2,190
--------------------------------------------------------------------------------
           13,559  HCC Insurance Holdings, Inc.                             482
--------------------------------------------------------------------------------
           11,033  LandAmerica Financial Group Inc.(3)                      547
--------------------------------------------------------------------------------
           21,216  Loews Corp.                                            1,504
--------------------------------------------------------------------------------
           20,008  Protective Life Corporation                              765
--------------------------------------------------------------------------------
            3,770  Selective Insurance Group(3)                             166
--------------------------------------------------------------------------------
            9,738  Stancorp Financial Group Inc.                            745
--------------------------------------------------------------------------------
           11,285  Zenith National Insurance Corp.                          649
--------------------------------------------------------------------------------
                                                                         18,030
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
          289,244  Earthlink Inc.(2)                                      2,655
--------------------------------------------------------------------------------
IT SERVICES -- 0.9%
--------------------------------------------------------------------------------
           49,793  Acxiom Corp.(3)                                          946
--------------------------------------------------------------------------------
          104,628  Computer Sciences Corp.(2)                             4,549
--------------------------------------------------------------------------------
                                                                          5,495
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          135,246  Eastman Kodak Co.                                      3,381
--------------------------------------------------------------------------------
MACHINERY -- 0.6%
--------------------------------------------------------------------------------
           46,668  Cummins Inc.(3)                                        3,174
--------------------------------------------------------------------------------
           10,601  Kennametal Inc.                                          480
--------------------------------------------------------------------------------
                                                                          3,654
--------------------------------------------------------------------------------
MEDIA -- 3.3%
--------------------------------------------------------------------------------
            2,083  Catalina Marketing Corp.(3)                               48
--------------------------------------------------------------------------------
          269,309  Disney (Walt) Co.                                      7,110
--------------------------------------------------------------------------------
            5,398  DreamWorks Animation SKG Inc.(2)                         202
--------------------------------------------------------------------------------
            5,356  John Wiley & Sons Inc.                                   194
--------------------------------------------------------------------------------
           20,330  Pixar(2)(3)                                              930
--------------------------------------------------------------------------------
           39,403  Regal Entertainment Group(3)                             799
--------------------------------------------------------------------------------
          394,275  Time Warner Inc.(2)                                    6,628
--------------------------------------------------------------------------------
          139,634  Viacom, Inc. Cl B                                      4,834
--------------------------------------------------------------------------------
                                                                         20,745
--------------------------------------------------------------------------------
METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
            4,071  AK Steel Holding Corp.(2)(3)                              30
--------------------------------------------------------------------------------
           10,374  Nucor Corp.                                              530
--------------------------------------------------------------------------------
           36,798  Phelps Dodge Corp.                                     3,159
--------------------------------------------------------------------------------
           54,978  United States Steel Corp.                              2,351
--------------------------------------------------------------------------------
                                                                          6,070
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
--------------------------------------------------------------------------------
           26,081  AES Corporation (The)(2)                                 419
--------------------------------------------------------------------------------
           43,060  Constellation Energy Group Inc.                        2,264
--------------------------------------------------------------------------------
                                                                          2,683
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.9%
--------------------------------------------------------------------------------
           26,329  Dillard's Inc.(3)                                        613
--------------------------------------------------------------------------------
           77,514  Federated Department Stores, Inc.                      4,457
--------------------------------------------------------------------------------
            4,644  Sears Holdings Corp.(2)                                  628
--------------------------------------------------------------------------------
                                                                          5,698
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                          ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.3%
--------------------------------------------------------------------------------
          127,991  Xerox Corp.(2)                                     $   1,696
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.8%
--------------------------------------------------------------------------------
          160,111  ChevronTexaco Corp.                                    8,326
--------------------------------------------------------------------------------
           21,039  ConocoPhillips                                         2,206
--------------------------------------------------------------------------------
          196,918  Exxon Mobil Corp.                                     11,229
--------------------------------------------------------------------------------
            9,395  Marathon Oil Corp.                                       438
--------------------------------------------------------------------------------
           13,106  Premcor Inc.                                             867
--------------------------------------------------------------------------------
           68,399  Sunoco, Inc.                                           6,789
--------------------------------------------------------------------------------
              938  Valero Energy Corp.                                       64
--------------------------------------------------------------------------------
                                                                         29,919
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          127,197  Louisiana-Pacific Corp.                                3,129
--------------------------------------------------------------------------------
           15,610  Potlatch Corp.(3)                                        737
--------------------------------------------------------------------------------
           38,020  Weyerhaeuser Co.                                       2,609
--------------------------------------------------------------------------------
                                                                          6,475
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.0%
--------------------------------------------------------------------------------
          183,734  Johnson & Johnson                                     12,609
--------------------------------------------------------------------------------
           26,072  Kos Pharmaceuticals, Inc.(2)(3)                        1,256
--------------------------------------------------------------------------------
          176,177  Merck & Co., Inc.                                      5,972
--------------------------------------------------------------------------------
          197,715  Pfizer, Inc.                                           5,372
--------------------------------------------------------------------------------
                                                                         25,209
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
--------------------------------------------------------------------------------
            9,851  Jones Lang LaSalle Inc.(2)                               369
--------------------------------------------------------------------------------
           42,659  Taubman Centers Inc.(3)                                1,263
--------------------------------------------------------------------------------
            1,890  Trizec Properties Inc.                                    38
--------------------------------------------------------------------------------
                                                                          1,670
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
            1,200  Burlington Northern Santa Fe Corp.                        58
--------------------------------------------------------------------------------
            8,667  Union Pacific Corp.                                      554
--------------------------------------------------------------------------------
                                                                            612
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.8%
--------------------------------------------------------------------------------
          442,785  Intel Corp.                                           10,415
--------------------------------------------------------------------------------
           22,458  MEMC Electronic Materials Inc.(2)                        263
--------------------------------------------------------------------------------
           37,305  OmniVision Technologies, Inc.(2)(3)                      522
--------------------------------------------------------------------------------
                                                                         11,200
--------------------------------------------------------------------------------
SOFTWARE -- 0.9%
--------------------------------------------------------------------------------
           13,363  Autodesk, Inc.                                           425
--------------------------------------------------------------------------------
           15,191  Intuit Inc.(2)                                           612
--------------------------------------------------------------------------------
           77,979  Microsoft Corporation                                  1,973
--------------------------------------------------------------------------------
          131,282  Oracle Corp.(2)                                        1,518
--------------------------------------------------------------------------------
          145,015  Parametric Technology Corp.(2)                           771
--------------------------------------------------------------------------------
           16,591  Symantec Corp.(2)                                        312
--------------------------------------------------------------------------------
                                                                          5,611
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.1%
--------------------------------------------------------------------------------
           93,116  American Eagle Outfitters, Inc.                        2,442
--------------------------------------------------------------------------------
           17,303  Barnes & Noble Inc.(2)                                   616
--------------------------------------------------------------------------------

Shares/Principal Amount               ($ IN THOUSANDS)                  Value
--------------------------------------------------------------------------------

           99,081  Home Depot, Inc.                                   $   3,503
--------------------------------------------------------------------------------
           83,661  Michaels Stores, Inc.                                  2,778
--------------------------------------------------------------------------------
           36,718  Petco Animal Supplies Inc.(2)                          1,149
--------------------------------------------------------------------------------
          109,804  Rent-A-Center Inc.(2)                                  2,640
--------------------------------------------------------------------------------
                                                                         13,128
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
--------------------------------------------------------------------------------
          179,386  Countrywide Financial Corporation                      6,491
--------------------------------------------------------------------------------
           10,562  Downey Financial Corp.(3)                                684
--------------------------------------------------------------------------------
           75,221  Fremont General Corp.(3)                               1,632
--------------------------------------------------------------------------------
           91,523  Golden West Financial Corp.                            5,705
--------------------------------------------------------------------------------
           29,561  Washington Mutual, Inc.                                1,221
--------------------------------------------------------------------------------
                                                                         15,733
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
--------------------------------------------------------------------------------
           40,283  Grainger (W.W.), Inc.                                  2,227
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
           31,852  Nextel Communications, Inc.(2)                           892
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $304,985)                                                         348,878
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) -- 14.0%

          $ 4,750  FHLMC, 5.00%, settlement date
                   5/17/05(6)                                             4,786
--------------------------------------------------------------------------------
              373  FHLMC, 7.00%, 10/1/12                                    393
--------------------------------------------------------------------------------
            3,420  FHLMC, 4.50%, 1/1/19(4)                                3,393
--------------------------------------------------------------------------------
              260  FHLMC, 6.50%, 1/1/28                                     271
--------------------------------------------------------------------------------
            1,759  FHLMC, 5.50%, 12/1/33(4)                               1,780
--------------------------------------------------------------------------------
           10,725  FNMA, 6.50%, settlement date
                   5/12/05(6)                                            11,155
--------------------------------------------------------------------------------
            8,440  FNMA, 5.00%, settlement date
                   5/17/05(6)                                             8,501
--------------------------------------------------------------------------------
            4,700  FNMA, 5.50%, settlement date
                   5/17/05(6)                                             4,810
--------------------------------------------------------------------------------
           11,163  FNMA, 6.00%, settlement date
                   6/13/05(6)                                            11,441
--------------------------------------------------------------------------------
            8,700  FNMA, 5.00%, settlement date
                   7/14/05(6)                                             8,574
--------------------------------------------------------------------------------
              631  FNMA, 6.00%, 2/1/09                                      654
--------------------------------------------------------------------------------
               55  FNMA, 6.50%, 5/1/11                                       58
--------------------------------------------------------------------------------
              534  FNMA, 7.50%, 11/1/11                                     563
--------------------------------------------------------------------------------
                6  FNMA, 6.50%, 10/1/12                                       7
--------------------------------------------------------------------------------
               35  FNMA, 6.50%, 5/1/13                                       37
--------------------------------------------------------------------------------
               15  FNMA, 6.50%, 5/1/13                                       15
--------------------------------------------------------------------------------
               86  FNMA, 6.50%, 6/1/13                                       90
--------------------------------------------------------------------------------
               13  FNMA, 6.50%, 6/1/13                                       14
--------------------------------------------------------------------------------
               35  FNMA, 6.50%, 6/1/13                                       37
--------------------------------------------------------------------------------
              111  FNMA, 6.50%, 6/1/13                                      116
--------------------------------------------------------------------------------
               19  FNMA, 6.50%, 6/1/13                                       19
--------------------------------------------------------------------------------
              250  FNMA, 6.00%, 1/1/14                                      260
--------------------------------------------------------------------------------
              870  FNMA, 6.00%, 4/1/14                                      902
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $ 1,326  FNMA, 4.50%, 5/1/19                                $   1,313
--------------------------------------------------------------------------------
              812  FNMA, 4.50%, 5/1/19                                      804
--------------------------------------------------------------------------------
            1,595  FNMA, 4.50%, 6/1/19                                    1,579
--------------------------------------------------------------------------------
               30  FNMA, 6.50%, 1/1/28                                       31
--------------------------------------------------------------------------------
              319  FNMA, 7.00%, 1/1/28                                      338
--------------------------------------------------------------------------------
              313  FNMA, 6.50%, 1/1/29                                      326
--------------------------------------------------------------------------------
              255  FNMA, 7.50%, 7/1/29                                      274
--------------------------------------------------------------------------------
              150  FNMA, 7.00%, 5/1/30                                      159
--------------------------------------------------------------------------------
              201  FNMA, 7.50%, 9/1/30                                      215
--------------------------------------------------------------------------------
              256  FNMA, 6.50%, 9/1/31                                      267
--------------------------------------------------------------------------------
              142  FNMA, 7.00%, 9/1/31                                      150
--------------------------------------------------------------------------------
              565  FNMA, 6.50%, 1/1/32                                      589
--------------------------------------------------------------------------------
            1,090  FNMA, 7.00%, 6/1/32                                    1,152
--------------------------------------------------------------------------------
              515  FNMA, 6.50%, 8/1/32                                      536
--------------------------------------------------------------------------------
            2,263  FNMA, 5.50%, 6/1/33(4)                                 2,287
--------------------------------------------------------------------------------
            2,887  FNMA, 5.50%, 8/1/33(4)                                 2,918
--------------------------------------------------------------------------------
            1,554  FNMA, 5.50%, 9/1/33(4)                                 1,571
--------------------------------------------------------------------------------
            9,977  FNMA, 5.50%, 1/1/34(4)                                10,084
--------------------------------------------------------------------------------
              460  GNMA, 7.00%, 4/20/26                                     487
--------------------------------------------------------------------------------
              253  GNMA, 7.50%, 8/15/26                                     272
--------------------------------------------------------------------------------
              113  GNMA, 7.00%, 2/15/28                                     120
--------------------------------------------------------------------------------
              226  GNMA, 7.50%, 2/15/28                                     243
--------------------------------------------------------------------------------
              223  GNMA, 7.00%, 12/15/28                                    237
--------------------------------------------------------------------------------
               79  GNMA, 8.00%, 12/15/29                                     86
--------------------------------------------------------------------------------
              595  GNMA, 7.00%, 5/15/31                                     631
--------------------------------------------------------------------------------
            2,980  GNMA, 5.50%, 11/15/32(4)                               3,036
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $87,133)                                                           87,581
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.6%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
              900  United Technologies Corp.,
                   4.375%, 5/1/10                                           899
--------------------------------------------------------------------------------
              450  United Technologies Corp.,
                   5.40%, 5/1/35                                            452
--------------------------------------------------------------------------------
                                                                          1,351
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
              300  Diageo Capital plc, 4.375%,
                   5/3/10                                                   299
--------------------------------------------------------------------------------
              750  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 1/6/04,
                   Cost $762)(7)                                            743
--------------------------------------------------------------------------------
                                                                          1,042
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
              750  Goldman Sachs Group, Inc., 5.70%,
                   9/1/12                                                   787
--------------------------------------------------------------------------------
              750  Goldman Sachs Group, Inc., 5.25%,
                   10/15/13                                                 762
--------------------------------------------------------------------------------
              350  Morgan Stanley, 4.25%, 5/15/10                           344
--------------------------------------------------------------------------------
                                                                          1,893
--------------------------------------------------------------------------------

Principal Amount/Shares               ($ IN THOUSANDS)                  Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.7%
--------------------------------------------------------------------------------
          $   290  AmSouth Bancorp., 5.20%, 4/1/15                    $     296
--------------------------------------------------------------------------------
            1,600  Bank of America Corp., 4.375%,
                   12/1/10(4)                                             1,597
--------------------------------------------------------------------------------
              500  SouthTrust Corp., 5.80%, 6/15/14                         531
--------------------------------------------------------------------------------
              660  Wachovia Bank N.A., 4.80%,
                   11/1/14                                                  655
--------------------------------------------------------------------------------
            1,020  Wachovia Bank N.A., 4.875%,
                   2/1/15                                                 1,020
--------------------------------------------------------------------------------
              420  Wells Fargo Bank N.A., 4.75%,
                   2/9/15                                                   417
--------------------------------------------------------------------------------
                                                                          4,516
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
              350  R.R. Donnelley & Sons Company,
                   3.75%, 4/1/09                                            340
--------------------------------------------------------------------------------
              540  Waste Management, Inc., 7.00%,
                   7/15/28                                                  617
--------------------------------------------------------------------------------
                                                                            957
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.2%
--------------------------------------------------------------------------------
              500  American Express Centurion Bank,
                   4.375%, 7/30/09                                          501
--------------------------------------------------------------------------------
              660  Capital One Financial Corp.,
                   4.80%, 2/21/12(3)                                        650
--------------------------------------------------------------------------------
                                                                          1,151
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
            1,000  Ball Corp., 7.75%, 8/1/06(3)                           1,033
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.8%
--------------------------------------------------------------------------------
           72,450  iShares GS $ InvesTop Corporate
                   Bond Fund(3)(8)                                        8,043
--------------------------------------------------------------------------------
            3,045  Morgan Stanley TRACERS(SM), 7.72%,
                   3/1/32 (Acquired 3/15/02-
                   8/28/02, Cost $3,203)(7)                               3,705
--------------------------------------------------------------------------------
                                                                         11,748
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
            1,500  American General Finance Corp.,
                   Series 2002 H, 4.50%, 11/15/07(4)                      1,506
--------------------------------------------------------------------------------
              580  CIT Group Inc., 4.25%, 2/1/10                            571
--------------------------------------------------------------------------------
              640  CIT Group Inc., 5.125%, 9/30/14(3)                       642
--------------------------------------------------------------------------------
            2,300  Citigroup Inc., 4.125%, 6/30/05(4)                     2,304
--------------------------------------------------------------------------------
            1,000  Citigroup Inc., 5.00%, 9/15/14                         1,008
--------------------------------------------------------------------------------
              320  Ford Motor Credit Co., 6.50%,
                   1/25/07                                                  320
--------------------------------------------------------------------------------
              750  Ford Motor Credit Co., 7.375%,
                   10/28/09                                                 722
--------------------------------------------------------------------------------
              620  General Electric Capital Corp.,
                   4.25%, 12/1/10(3)                                        615
--------------------------------------------------------------------------------
              580  General Motors Acceptance Corp.,
                   6.125%, 8/28/07(3)                                       565
--------------------------------------------------------------------------------
              530  General Motors Acceptance Corp.,
                   6.875%, 9/15/11                                          465
--------------------------------------------------------------------------------
              200  General Motors Acceptance Corp.,
                   6.75%, 12/1/14                                           168
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
          $   425  HSBC Finance Corp., 4.75%,
                   4/15/10                                            $     428
--------------------------------------------------------------------------------
              800  J.P. Morgan Chase & Co., 6.75%,
                   2/1/11                                                   885
--------------------------------------------------------------------------------
                                                                         10,199
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
--------------------------------------------------------------------------------
              532  AT&T Corp., 9.05%, 11/15/11                              610
--------------------------------------------------------------------------------
              540  BellSouth Corp., 5.20%, 12/15/16                         542
--------------------------------------------------------------------------------
              690  British Telecommunications plc,
                   7.00%, 5/23/07                                           727
--------------------------------------------------------------------------------
              800  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                               928
--------------------------------------------------------------------------------
              300  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                               307
--------------------------------------------------------------------------------
              300  France Telecom, 8.00%, 3/12/11                           346
--------------------------------------------------------------------------------
              690  Sprint Capital Corp., 8.375%,
                   3/15/12                                                  818
--------------------------------------------------------------------------------
              240  Sprint Capital Corp., 8.75%,
                   3/15/32                                                  324
--------------------------------------------------------------------------------
              420  Verizon Virginia Inc., 4.625%,
                   3/15/13                                                  408
--------------------------------------------------------------------------------
                                                                          5,010
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
              420  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                            426
--------------------------------------------------------------------------------
              939  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                     987
--------------------------------------------------------------------------------
              800  FirstEnergy Corp., 6.45%,
                   11/15/11                                                 860
--------------------------------------------------------------------------------
              430  Pacific Gas & Electric Co., 6.05%,
                   3/1/34                                                   461
--------------------------------------------------------------------------------
              300  Tampa Electric Co., 6.375%,
                   8/15/12                                                  328
--------------------------------------------------------------------------------
              750  Virginia Electric and Power Co.,
                   5.25%, 12/15/15(3)                                       764
--------------------------------------------------------------------------------
                                                                          3,826
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
              410  CVS Corp., 4.00%, 9/15/09                                404
--------------------------------------------------------------------------------
              900  Safeway Inc., 6.50%, 3/1/11(3)                           957
--------------------------------------------------------------------------------
                                                                          1,361
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
              710  Beckman Coulter Inc., 7.45%,
                   3/4/08                                                   769
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
--------------------------------------------------------------------------------
              600  Mandalay Resort Group, 6.45%,
                   2/1/06(3)                                                610
--------------------------------------------------------------------------------
            1,250  MGM Mirage, 6.00%, 10/1/09                             1,239
--------------------------------------------------------------------------------
              400  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%, 11/15/15                         431
--------------------------------------------------------------------------------
            1,050  Yum! Brands Inc., 8.875%,
                   4/15/11                                                1,269
--------------------------------------------------------------------------------
                                                                          3,549
--------------------------------------------------------------------------------

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          $   550  D.R. Horton Inc., 7.875%, 8/15/11                  $     612
--------------------------------------------------------------------------------
              370  KB Home, 6.375%, 8/15/11                                 383
--------------------------------------------------------------------------------
                                                                            995
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
--------------------------------------------------------------------------------
            1,590  General Electric Co., 5.00%,
                   2/1/13(4)                                              1,620
--------------------------------------------------------------------------------
INSURANCE -- 0.4%
--------------------------------------------------------------------------------
              750  Allstate Financial Global Funding,
                   4.25%, 9/10/08 (Acquired 9/3/03,
                   Cost $749)(7)                                            747
--------------------------------------------------------------------------------
              260  American International Group, Inc.,
                   4.25%, 5/15/13                                           247
--------------------------------------------------------------------------------
              750  Genworth Financial Inc., 5.75%,
                   6/15/14(3)                                               793
--------------------------------------------------------------------------------
              750  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired 2/5/03,
                   Cost $750)(7)                                            747
--------------------------------------------------------------------------------
                                                                          2,534
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(1)
--------------------------------------------------------------------------------
              200  IAC/InterActiveCorp, 7.00%,
                   1/15/13(3)                                               213
--------------------------------------------------------------------------------
MEDIA -- 0.5%
--------------------------------------------------------------------------------
              131  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                           159
--------------------------------------------------------------------------------
            1,500  Comcast Corp., 5.50%, 3/15/11(3)                       1,556
--------------------------------------------------------------------------------
            1,065  Cox Communications, Inc.,
                   4.625%, 1/15/10 (Acquired
                   1/13/05, Cost $1,060)(7)                               1,050
--------------------------------------------------------------------------------
              550  News America Holdings, 7.75%,
                   1/20/24(3)                                               653
--------------------------------------------------------------------------------
                                                                          3,418
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.1%
--------------------------------------------------------------------------------
              750  Dominion Resources Inc., 4.125%,
                   2/15/08                                                  746
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
              350  May Department Stores Co.,
                   3.95%, 7/15/07                                           347
--------------------------------------------------------------------------------
              850  May Department Stores Co.,
                   4.80%, 7/15/09                                           851
--------------------------------------------------------------------------------
                                                                          1,198
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
--------------------------------------------------------------------------------
              300  Anadarko Petroleum Corp., 7.95%,
                   4/15/29                                                  392
--------------------------------------------------------------------------------
              800  Devon Energy Corp., 2.75%,
                   8/1/06                                                   783
--------------------------------------------------------------------------------
            1,120  Enterprise Products Operating L.P.,
                   4.625%, 10/15/09                                       1,104
--------------------------------------------------------------------------------
              180  Magellan Midstream Partners,
                   5.65%, 10/15/16                                          183
--------------------------------------------------------------------------------
              660  Nexen Inc., 5.875%, 3/10/35                              638
--------------------------------------------------------------------------------
              580  XTO Energy Inc., 5.30%, 6/30/15(3)                       587
--------------------------------------------------------------------------------
                                                                          3,687
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          $   400  Schering-Plough Corp., 5.30%,
                   12/1/13                                            $     416
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.3%
--------------------------------------------------------------------------------
              800  Canadian National Railway Co.,
                   6.25%, 8/1/34                                            900
--------------------------------------------------------------------------------
              600  Norfolk Southern Corp., 7.80%,
                   5/15/27                                                  773
--------------------------------------------------------------------------------
                                                                          1,673
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
              620  Computer Associates International
                   Inc., 4.75%, 12/1/09 (Acquired
                   12/9/04, Cost $629)(7)                                   612
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
              700  Nextel Communications Inc.,
                   5.95%, 3/15/14(3)                                        712
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $65,552)                                                           66,229
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(5) -- 7.0%

              157  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1, 5.00%,
                   8/27/34 (Acquired 6/22/04,
                   Cost $157)(7)                                            157
--------------------------------------------------------------------------------
            1,600  Accredited Mortgage Loan Trust,
                   Series 2004-4, Class A2A, VRN,
                   3.17%, 5/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.15% with no caps(4)                                  1,601
--------------------------------------------------------------------------------
               93  Ameriquest Mortgage Securities
                   Inc., Series 2004 R8, Class A2,
                   VRN, 3.18%, 5/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.16% with no caps                                   93
--------------------------------------------------------------------------------
               23  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A, 7.14%,
                   11/25/33                                                  23
--------------------------------------------------------------------------------
              151  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4, Class A,
                   4.60%, 7/25/34 (Acquired
                   6/9/04, Cost $151)(7)                                    150
--------------------------------------------------------------------------------
              113  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5, Class A,
                   5.19%, 6/29/34 (Acquired
                   6/24/04, Cost $113)(7)                                   113
--------------------------------------------------------------------------------
               47  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A, 4.55%,
                   4/25/34                                                   47
--------------------------------------------------------------------------------
              130  Argent Non-Improvement Trust,
                   Series 2004 WN8, Class A, 4.70%,
                   7/25/34                                                  130
--------------------------------------------------------------------------------
               93  Argent Non-Improvement Trust,
                   Series 2004 WN9, Class A, 5.19%,
                   10/25/34 (Acquired 9/9/04,
                   Cost $93)(7)                                              93
--------------------------------------------------------------------------------

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $   147  Argent Non-Improvement Trust,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $147)(7)                            $     147
--------------------------------------------------------------------------------
               18  Asset Backed Funding Corp.
                   Non-Improvement Trust, Series
                   2003-1, Class N1, 6.90%, 7/26/33                          18
--------------------------------------------------------------------------------
              100  Asset Backed Funding Corp.
                   Non-Improvement Trust, Series
                   2004 OPT4, Class N1, 4.45%,
                   5/26/34                                                   99
--------------------------------------------------------------------------------
            2,000  Capital One Prime Auto
                   Receivables Trust, Series 2004-2,
                   Class A4, VRN, 3.01%, 5/15/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.06% with no caps(4)                       2,002
--------------------------------------------------------------------------------
              821  Centex Home Equity, Series
                   2004 C, Class AF1, VRN, 2.82%,
                   5/1/05                                                   817
--------------------------------------------------------------------------------
            1,825  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN, 3.02%,
                   5/16/05, resets monthly off the
                   1-month LIBOR plus 0.07% and
                   no caps(4)                                             1,827
--------------------------------------------------------------------------------
              128  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                                127
--------------------------------------------------------------------------------
              829  Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A1, VRN, 3.21%, 5/25/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.19% with no caps                            829
--------------------------------------------------------------------------------
              102  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost $102)(7)                        102
--------------------------------------------------------------------------------
            2,691  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 3.16%, 5/25/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.14% with no caps(4)                       2,694
--------------------------------------------------------------------------------
            1,129  Countrywide Partnership Trust,
                   Series 2004 EC1, Class 2A1, VRN,
                   3.19%, 5/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.17% with no caps                                     1,130
--------------------------------------------------------------------------------
              742  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1, VRN,
                   3.18%, 5/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.16% with no caps                                       742
--------------------------------------------------------------------------------
               92  Finance America Non-Improvement
                   Trust, Series 2004-1, Class A,
                   5.25%, 6/27/34                                            92
--------------------------------------------------------------------------------
            2,101  First Franklin Mortgage Loan
                   Asset Backed Certificates, Series
                   2004 FF11, Class 2A1, VRN,
                   3.17%, 5/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.15% with no caps(4)                                  2,102
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $ 1,725  First Franklin Mortgage Loan
                   Asset Backed Certificates, Series
                   2005 FF4, Class 2A1, VRN, 2.93%,
                   5/25/05, resets monthly off the
                   1-month LIBOR plus 0.08% with
                   no caps(4)                                         $   1,725
--------------------------------------------------------------------------------
               72  First Franklin Non-Improvement
                   Trust, Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                            72
--------------------------------------------------------------------------------
            1,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                               1,004
--------------------------------------------------------------------------------
            4,500  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 2.99%, 5/15/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.04% with no caps(4)                       4,505
--------------------------------------------------------------------------------
               91  Fremont Non-Improvement Trust,
                   Series 2004 B, 4.70%, 5/25/34
                   (Acquired 5/20/04, Cost $91)(7)                           90
--------------------------------------------------------------------------------
            3,594  GE Corporate Aircraft Financing
                   LLC, Series 2004-1A, Class A1,
                   VRN, 3.11%, 5/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.09% with no caps
                   (Acquired 10/5/04, Cost
                   $3,594)(4)(7)                                          3,596
--------------------------------------------------------------------------------
              149  GSAMP Non-Improvement Trust,
                   Series 2004, Class N1, 5.50%,
                   9/25/34 (Acquired 9/20/04,
                   Cost $149)(7)                                            149
--------------------------------------------------------------------------------
              122  Long Beach Asset Holdings Corp.,
                   Series 2004-5, Class C and P,
                   5.00%, 9/25/34 (Acquired
                   9/15/04, Cost $122)(7)                                   121
--------------------------------------------------------------------------------
              444  Long Beach Asset Holdings Corp.,
                   Series 2005-1, Class N1, 4.12%,
                   2/25/35 (Acquired 1/19/05,
                   Cost $444)(7)                                            444
--------------------------------------------------------------------------------
               30  MASTR Non-Improvement Trust,
                   Series 2004 CI3, Class N1, 4.45%,
                   2/26/34 (Acquired 5/18/04,
                   Cost $30)(7)                                              30
--------------------------------------------------------------------------------
               38  Merrill Lynch Mortgage Investors
                   Inc., Series 2003 OP1N, Class N1,
                   7.25%, 7/25/34                                            38
--------------------------------------------------------------------------------
               13  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X and P,
                   6.25%, 12/25/33 (Acquired
                   3/16/04, Cost $13)(7)                                     13
--------------------------------------------------------------------------------
            2,349  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A, VRN,
                   3.21%, 5/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.19% with a cap of 11.00%(4)                          2,350
--------------------------------------------------------------------------------
            3,325  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A, VRN,
                   3.14%, 5/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.12% with a cap of 11.00%(4)                          3,328
--------------------------------------------------------------------------------

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $   146  NovaStar Non-Improvement Trust,
                   Series 2004 N2, Class X, O and P,
                   4.46%, 6/26/34 (Acquired
                   7/20/04, Cost $146)(7)                             $     146
--------------------------------------------------------------------------------
            2,831  Park Place Securities Inc., Series
                   2004 WHQ2, Class A3B, VRN,
                   3.18%, 5/25/05, resets monthly
                   off the 1-month LIBOR plus
                   0.16% with no caps(4)                                  2,833
--------------------------------------------------------------------------------
            1,520  Residential Asset Mortgage
                   Products Inc., Series 2004 RS10,
                   Class AII1, VRN, 3.19%, 5/25/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.17% with a cap of
                   14.00%(4)                                              1,521
--------------------------------------------------------------------------------
              300  Residential Asset Securities Corp.,
                   Series 2004 KS2, Class MI1,
                   4.71%, 3/25/34                                           293
--------------------------------------------------------------------------------
            2,045  Residential Asset Securities Corp.,
                   Series 2004 KS7, Class A2B1,
                   VRN, 3.16%, 5/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.14% with no caps(4)                             2,047
--------------------------------------------------------------------------------
               72  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired 8/5/04,
                   Cost $72)(7)                                              72
--------------------------------------------------------------------------------
              174  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A, 5.00%,
                   9/27/34 (Acquired 9/13/04,
                   Cost $174)(7)                                            173
--------------------------------------------------------------------------------
              140  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004 OP1N,
                   Class NA, 5.19%, 4/25/34
                   (Acquired 6/9/04, Cost $140)(7)                          141
--------------------------------------------------------------------------------
               99  SLM Student Loan Trust, Series
                   2004-8, Class A1, VRN, 3.15%,
                   7/25/05, resets quarterly off the
                   3-month LIBOR minus 0.01%
                   with no caps                                              99
--------------------------------------------------------------------------------
            3,732  SLM Student Loan Trust, Series
                   2005-2, Class A1, VRN, 3.14%,
                   7/25/05, resets quarterly off the
                   3-month LIBOR minus 0.02%
                   with no caps(4)                                        3,734
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $43,644)                                                           43,659
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 6.7%

            5,000  FHLB, 3.375%, 9/14/07(3)                               4,947
--------------------------------------------------------------------------------
            2,300  FHLMC, 2.875%, 5/15/07(3)                              2,257
--------------------------------------------------------------------------------
           10,000  FHLMC, 7.00%, 3/15/10(3)                              11,217
--------------------------------------------------------------------------------
            2,600  FHLMC, 5.625%, 3/15/11(4)                              2,774
--------------------------------------------------------------------------------
            8,100  FNMA, 5.25%, 4/15/07(4)                                8,309
--------------------------------------------------------------------------------
            5,170  FNMA, 3.00%, 8/15/07(3)                                5,067
--------------------------------------------------------------------------------
            2,000  FNMA, 6.625%, 10/15/07(4)                              2,125
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $ 2,050  FNMA, 5.75%, 2/15/08                               $   2,145
--------------------------------------------------------------------------------
            2,600  FNMA, 6.125%, 3/15/12(4)                               2,864
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $41,907)                                                           41,705
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 6.4%

            2,400  U.S. Treasury Bonds, 8.00%,
                   11/15/21(3)                                            3,354
--------------------------------------------------------------------------------
            9,600  U.S. Treasury Bonds, 6.25%,
                   8/15/23(3)                                            11,541
--------------------------------------------------------------------------------
            2,850  U.S. Treasury Bonds, 6.125%,
                   11/15/27(3)                                            3,450
--------------------------------------------------------------------------------
              800  U.S. Treasury Bonds, 5.50%,
                   8/15/28(3)                                               901
--------------------------------------------------------------------------------
            3,425  U.S. Treasury Bonds, 5.375%,
                   2/15/31(3)                                             3,869
--------------------------------------------------------------------------------
            8,434  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15(3)                              8,461
--------------------------------------------------------------------------------
            6,680  U.S. Treasury Notes, 4.00%,
                   6/15/09(3)                                             6,723
--------------------------------------------------------------------------------
            2,000  U.S. Treasury Notes, 4.75%,
                   5/15/14(3)                                             2,085
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $39,391)                                                           40,384
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(5) -- 5.2%

           17,192  Bank of America Commercial
                   Mortgage Inc. STRIPS - COUPON,
                   Series 2004-1, Class XP, VRN,
                   0.80%, 5/1/05                                            480
--------------------------------------------------------------------------------
            1,000  Bank of America Large Loan,
                   Series 2005 BOCA, Class A1, VRN,
                   3.07%, 5/15/05, resets monthly
                   off the 1-month LIBOR plus
                   0.12% with no caps (Acquired
                   3/4/05, Cost $1,000)(7)                                1,000
--------------------------------------------------------------------------------
            3,950  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.17%, 5/1/05(4)                       3,903
--------------------------------------------------------------------------------
           19,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 5/1/05                             790
--------------------------------------------------------------------------------
            3,766  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2004 BA5A, Class A1, VRN, 3.08%,
                   5/15/05, resets monthly off the
                   1-month LIBOR plus 0.13% with
                   no caps (Acquired 12/15/04,
                   Cost $3,766)(4)(7)                                     3,768
--------------------------------------------------------------------------------
            3,067  Citigroup Commercial Mortgage
                   Trust, Series 2004 FL1, Class A1,
                   VRN, 3.08%, 5/16/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.13% with no caps(4)                             3,071
--------------------------------------------------------------------------------

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $ 1,037  Commercial Mortgage
                   Pass-Through Certificates, Series
                   2004 HTL1, Class A1, VRN, 3.19%,
                   5/15/05, resets monthly off the
                   1-month LIBOR plus 0.24% with
                   no caps                                            $   1,038
--------------------------------------------------------------------------------
            2,500  Commercial Mortgage
                   Pass-Through Certificates, Series
                   2005 F10A, Class A1, VRN, 3.05%,
                   5/15/05, resets monthly off the
                   1-month LIBOR plus 0.10% with
                   no caps (Acquired 3/18/05,
                   Cost $2,500)(4)(7)                                     2,500
--------------------------------------------------------------------------------
              522  FHLMC REMIC, Series 77, Class H,
                   8.50%, 9/15/20                                           522
--------------------------------------------------------------------------------
            2,500  FHLMC, Series 2005-2937,
                   Class KA, 4.50%, 12/15/14                              2,514
--------------------------------------------------------------------------------
            1,216  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38(4)                       1,221
--------------------------------------------------------------------------------
            2,700  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27(4)                                 2,641
--------------------------------------------------------------------------------
              607  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1, 7.00%,
                   12/25/33                                                 619
--------------------------------------------------------------------------------
            2,350  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN, 3.05%,
                   5/16/05, resets monthly off the
                   1-month LIBOR plus 0.10% with
                   no caps (Acquired 3/24/05,
                   Cost $2,350)(4)(7)                                     2,350
--------------------------------------------------------------------------------
            2,150  Washington Mutual, Series 2004
                   AR4, Class A6, 3.81%, 6/25/34(4)                       2,102
--------------------------------------------------------------------------------
            1,800  Washington Mutual, Series 2004
                   AR9, Class A6, 4.28%, 8/25/34(4)                       1,782
--------------------------------------------------------------------------------
            2,600  Washington Mutual, Series 2004
                   AR9, Class A7, VRN, 4.22%,
                   5/1/05(4)                                              2,581
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $32,989)                                                           32,882
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.3%

              910  Republic of Italy, 4.00%, 6/16/08(6)                     909
--------------------------------------------------------------------------------
              710  United Mexican States, 5.875%,
                   1/15/14(3)                                               719
--------------------------------------------------------------------------------
              180  United Mexican States, 6.75%,
                   9/27/34(3)                                               180
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $1,828)                                                             1,808
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.1%

          $   800  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33
(Cost $804)                                                           $     795
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.2%

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 3.375%, 4/15/32, valued at $14,392),
in a joint trading account at 2.78%, dated
4/29/05, due 5/2/05 (Delivery value $14,103)(4)
(Cost $14,100)                                                           14,100
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(9) -- 11.3%

REPURCHASE AGREEMENTS -- 11.0%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.95%, dated 4/29/05, due 5/2/05
(Delivery value $23,485)                                                 23,479
--------------------------------------------------------------------------------

Principal Amount                  ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.00%, dated 4/29/05, due 5/2/05 (Delivery
value $45,011)                                                        $  45,000
--------------------------------------------------------------------------------
                                                                         68,479
--------------------------------------------------------------------------------
SHORT-TERM DEBT -- 0.3%
--------------------------------------------------------------------------------
          $ 2,000  Bear Stearns Companies, Inc.
                   Master Note, VRN, 3.18%, 5/2/05                        2,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $70,479)                                                           70,479
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 119.6%
(Cost $702,812)                                                         748,500
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (19.6)%                                (122,652)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $ 625,848
================================================================================

FUTURES CONTRACTS*
                                                        ($ IN THOUSANDS)

                             Expiration      Underlying Face         Unrealized
    Contracts Purchased         Date         Amount at Value         Gain (Loss)
--------------------------------------------------------------------------------
     12  S&P 500 Index        June 2005           $ 3,476               $(80)
--------------------------------------------------------------------------------
    111  U.S. Treasury
         10-Year Notes        June 2005            12,368                144
--------------------------------------------------------------------------------
                                                  $15,844               $ 64
                                          ======================================

                                                        ($ IN THOUSANDS)

                             Expiration      Underlying Face         Unrealized
      Contracts Sold            Date         Amount at Value         Gain (Loss)
--------------------------------------------------------------------------------
    178  U.S. Treasury
         2-Year Notes         June 2005           $36,971               $(44)
--------------------------------------------------------------------------------
    100  U.S. Treasury
         5-Year Notes         June 2005            10,845                (33)
--------------------------------------------------------------------------------
                                                  $47,816               $(77)
                                          ======================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------
16

Balanced - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective April 30, 2005.

(1) Category is less than 0.05% of total net assets.

(2) Non-income producing.

(3) Security, or a portion thereof, was on loan as of April 30, 2005.

(4) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment and/or futures contract.

(5) Final maturity indicated, unless otherwise noted.

(6) When-issued security or forward commitment.

(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at April 30, 2005, was $22,959 (in thousands), which represented 3.7% of total net assets.

(8) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
17

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $632,333) --
including $94,865 of securities on loan                                $678,021
-----------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $70,479)                           70,479
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $702,812)                748,500
-----------------------------------------------------------
Receivable for investments sold                                             796
-----------------------------------------------------------
Receivable for capital shares sold                                           43
-----------------------------------------------------------
Receivable for variation margin on futures contracts                         88
-----------------------------------------------------------
Dividends and interest receivable                                         2,163
--------------------------------------------------------------------------------
                                                                        751,590
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for securities on loan                   70,479
-----------------------------------------------------------
Disbursements in excess of demand deposit cash                            2,699
-----------------------------------------------------------
Payable for investments purchased                                        52,092
-----------------------------------------------------------
Accrued management fees                                                     466
-----------------------------------------------------------
Distribution fees payable                                                     3
-----------------------------------------------------------
Service fees payable                                                          3
--------------------------------------------------------------------------------
                                                                        125,742
--------------------------------------------------------------------------------

NET ASSETS                                                             $625,848
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                                $570,023
-----------------------------------------------------------
Undistributed net investment income                                         996
-----------------------------------------------------------
Undistributed net realized gain on investment transactions                9,154
-----------------------------------------------------------
Net unrealized appreciation on investments                               45,675
--------------------------------------------------------------------------------
                                                                       $625,848
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                         $608,776,320
-----------------------------------------------------------
Shares outstanding                                                   37,721,357
-----------------------------------------------------------
Net asset value per share                                                $16.14
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                             $594,649
-----------------------------------------------------------
Shares outstanding                                                       36,844
-----------------------------------------------------------
Net asset value per share                                                $16.14
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $16,476,550
-----------------------------------------------------------
Shares outstanding                                                    1,021,488
-----------------------------------------------------------
Net asset value per share                                                $16.13
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
18

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Interest                                                                $ 5,226
-----------------------------------------------------------
Dividends                                                                 3,600
-----------------------------------------------------------
Securities lending                                                           61
--------------------------------------------------------------------------------
                                                                          8,887
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                           2,820
-----------------------------------------------------------
Distribution fees -- Advisor Class                                           20
-----------------------------------------------------------
Service fees -- Advisor Class                                                20
-----------------------------------------------------------
Directors' fees and expenses                                                  4
-----------------------------------------------------------
Other expenses                                                                1
--------------------------------------------------------------------------------
                                                                          2,865
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     6,022
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                             21,838
-----------------------------------------------------------
Change in net unrealized appreciation on investments                     (6,275)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         15,563
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $21,585
================================================================================

See Notes to Financial Statements.

------
19

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                        2005        2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                      $  6,022    $ 10,026
---------------------------------------------------
Net realized gain                                            21,838      55,859
---------------------------------------------------
Change in net unrealized appreciation                        (6,275)    (16,885)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                    21,585      49,000
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------------
  Investor Class                                             (5,673)    (10,813)
---------------------------------------------------
  Institutional Class                                            (2)         (3)
---------------------------------------------------
  Advisor Class                                                (130)       (262)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                    (5,805)    (11,078)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                                   (1,775)    (26,486)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                   14,005      11,436

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                         611,843     600,407
--------------------------------------------------------------------------------
End of period                                              $625,848    $611,843
================================================================================

Undistributed net investment income                            $996        $761
================================================================================

See Notes to Financial Statements.

------
20

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth and current income. The fund pursues its objective by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commit-

                                                                    (continued)

------
21

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll"
transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

SWAP AGREEMENTS -- The fund may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements.
Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation
(depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

TRACERS(SM)/TRAINS(SM) -- The fund may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
22

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                                           INVESTOR    INSTITUTIONAL    ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                             0.90%         0.70%         0.65%
--------------------------------------------------------------------------------
Over $1 billion                              0.80%         0.60%         0.55%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2005 was
0.90%, 0.70%, and 0.65%, for the Investor Class, Institutional Class and Advisor
Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended April 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2005, totaled $628,329, of which $420,324 represented
U.S. Treasury and Agency obligations. Sales of investment securities excluding short-term investments, for the six months ended April 30, 2005, totaled
$658,784, of which $424,156 represented U.S. Treasury and Agency obligations.

                                                                    (continued)

------
23

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                          SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005

SHARES AUTHORIZED                                         200,000
================================================================================
Sold                                                        2,728      $ 44,638
-------------------------------------------------
Issued in reinvestment of distributions                       334         5,499
-------------------------------------------------
Redeemed                                                   (3,178)      (51,893)
--------------------------------------------------------------------------------
Net decrease                                                 (116)     $ (1,756)
================================================================================
YEAR ENDED OCTOBER 31, 2004

SHARES AUTHORIZED                                         150,000
================================================================================
Sold                                                        3,895      $ 60,116
-------------------------------------------------
Issued in reinvestment of distributions                       678        10,467
-------------------------------------------------
Redeemed                                                   (6,182)      (95,049)
--------------------------------------------------------------------------------
Net decrease                                               (1,609)     $(24,466)
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005

SHARES AUTHORIZED                                          15,000
================================================================================
Sold                                                           23          $373
-------------------------------------------------
Issued in reinvestment of distributions                        --             2
-------------------------------------------------
Redeemed                                                       --            (7)
--------------------------------------------------------------------------------
Net increase                                                   23          $368
================================================================================
YEAR ENDED OCTOBER 31, 2004

SHARES AUTHORIZED                                          15,000
================================================================================
Sold                                                            4           $66
-------------------------------------------------
Issued in reinvestment of distributions                        --             3
-------------------------------------------------
Redeemed                                                       --            (9)
--------------------------------------------------------------------------------
Net increase                                                    4           $60
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005

SHARES AUTHORIZED                                          50,000
================================================================================
Sold                                                          153       $ 2,510
-------------------------------------------------
Issued in reinvestment of distributions                         7           115
-------------------------------------------------
Redeemed                                                     (185)       (3,012)
--------------------------------------------------------------------------------
Net decrease                                                  (25)      $  (387)
================================================================================
YEAR ENDED OCTOBER 31, 2004

SHARES AUTHORIZED                                          50,000
================================================================================
Sold                                                          386       $ 5,954
-------------------------------------------------
Issued in reinvestment of distributions                        15           234
-------------------------------------------------
Redeemed                                                     (539)       (8,268)
--------------------------------------------------------------------------------
Net decrease                                                 (138)      $(2,080)
================================================================================

                                                                    (continued)

------
24

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. SECURITIES LENDING

As of April 30, 2005, securities in the fund valued at $94,865 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$96,598. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2005.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                        $705,643
================================================================================
Gross tax appreciation of investments                                  $ 53,298
--------------------------------------------------------------
Gross tax depreciation of investments                                   (10,441)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $ 42,857
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2004, the fund had accumulated capital losses of $9,298, which represent net capital loss carryovers that may be used to offset future realized gains for federal income tax purposes. Capital loss carryovers of $7,975 and
$1,323 expire in 2010 and 2011, respectively.

------
25

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                              2005(1)     2004      2003      2002       2001       2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $15.73     $14.77    $12.98    $14.28     $17.01     $18.95
------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      0.15       0.26      0.27      0.35       0.38       0.42
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.41       0.98      1.77     (1.30)     (2.10)      0.61
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.56       1.24      2.04     (0.95)     (1.72)      1.03
------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.15)     (0.28)    (0.25)    (0.35)     (0.40)     (0.43)
--------------------------
  From Net
  Realized Gains                 --         --        --        --       (0.61)     (2.54)
------------------------------------------------------------------------------------------
  Total Distributions          (0.15)     (0.28)    (0.25)    (0.35)     (1.01)     (2.97)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $16.14     $15.73    $14.77    $12.98     $14.28     $17.01
==========================================================================================
  TOTAL RETURN(3)               3.54%      8.46%    15.92%    (6.80)%   (10.46)%     5.90%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.90%(4)      0.90%     0.90%      0.90%      0.90%     0.97%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.91%(4)      1.65%     1.96%      2.46%      2.46%     2.40%
--------------------------
Portfolio Turnover Rate          102%       204%      133%       108%       107%       85%
--------------------------
Net Assets, End of Period
(in millions)                    $609       $595      $583       $541       $663      $835
------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
26

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                 INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                              2005(1)    2004      2003      2002       2001      2000(2)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $15.73    $14.78    $12.99    $14.28     $17.01     $17.34
------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)      0.16      0.28      0.41      0.37       0.41       0.23
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.42      0.98      1.66     (1.29)     (2.10)     (0.34)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.58      1.26      2.07     (0.92)     (1.69)     (0.11)
------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.17)    (0.31)    (0.28)    (0.37)     (0.43)     (0.22)
--------------------------
  From Net
  Realized Gains                 --        --        --        --       (0.61)       --
------------------------------------------------------------------------------------------
  Total Distributions          (0.17)    (0.31)    (0.28)    (0.37)     (1.04)     (0.22)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $16.14    $15.73    $14.78    $12.99     $14.28     $17.01
==========================================================================================
  TOTAL RETURN(4)               3.64%     8.61%    16.13%    (6.54)%   (10.27)%    (0.63)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.70%(5)     0.70%     0.70%      0.70%      0.70%   0.75%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   2.11%(5)     1.85%     2.16%      2.66%      2.66%   2.66%(5)
--------------------------
Portfolio Turnover Rate          102%      204%      133%       108%       107%     85%(6)
--------------------------
Net Assets, End of Period
(in thousands)                   $595      $225      $155    $16,245    $20,474    $23,214
------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) May 1, 2000 (commencement of sale) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2000.

See Notes to Financial Statements.

------
27

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
------------------------------------------------------------------------------------------
                              2005(1)    2004      2003      2002       2001        2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $15.72    $14.77    $12.97    $14.27     $17.00      $18.94
------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(2)      0.14      0.22      0.22      0.31       0.34        0.37
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.40      0.97      1.80     (1.30)     (2.10)       0.62
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.54      1.19      2.02     (0.99)     (1.76)       0.99
------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.13)    (0.24)    (0.22)    (0.31)     (0.36)      (0.39)
-----------------------------
  From Net
  Realized Gains                 --        --        --        --       (0.61)      (2.54)
------------------------------------------------------------------------------------------
  Total Distributions          (0.13)    (0.24)    (0.22)    (0.31)     (0.97)      (2.93)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $16.13    $15.72    $14.77    $12.97     $14.27      $17.00
==========================================================================================
  TOTAL RETURN(3)               3.41%     8.11%    15.74%    (7.04)%   (10.69)%      5.63%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   1.15%(4)     1.15%     1.15%      1.15%      1.15%      1.22%
-----------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.66%(4)     1.40%     1.71%      2.21%      2.21%      2.15%
-----------------------------
Portfolio Turnover Rate          102%      204%      133%       108%       107%        85%
-----------------------------
Net Assets, End of Period
(in thousands)                $16,477   $16,439   $17,482    $13,985    $16,990    $17,046
------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
28

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
29

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
30

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
31

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
32

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0506                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-43968S            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

Veedot(reg.tm) Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

VEEDOT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Veedot fund for the six months ended April 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
October 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Veedot - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                               1 YEAR       5 YEARS     INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                                          11/30/99
   Before redemption fee        0.20%       -5.81%        0.04%
   Net of redemption fee(1)    -1.80%       -5.81%        0.04%
--------------------------------------------------------------------------------
DOW JONES WILSHIRE
5000 TOTAL MARKET INDEX(2)      6.99%       -2.03%       -0.84%            --
--------------------------------------------------------------------------------
Institutional Class                                                      8/1/00
   Before redemption fee        0.40%          --        -3.93%
   Net of redemption fee(1)    -1.61%          --        -4.34%
--------------------------------------------------------------------------------

(1) Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

(2) In May 2004, the Wilshire 5000 Total Market Index, the fund's benchmark since inception, became known as the Dow Jones Wilshire 5000 Total Market
    Index.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The Veedot Fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

Veedot - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made November 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
--------------------------------------------------------------------------------
                           2000*     2001     2002      2003      2004     2005
--------------------------------------------------------------------------------
Investor Class (before
redemption fee)           35.20%   -26.18%   -4.21%   -20.92%    32.28%    0.20%
--------------------------------------------------------------------------------
Dow Jones Wilshire 5000
Total Market Index         5.88%   -14.10%   -9.88%   -13.58%    26.08%    6.99%
--------------------------------------------------------------------------------
*From 11/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The Veedot Fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Veedot - Portfolio Commentary

[photo John Small, Jr. and Stephen Pool]

THE VEEDOT INVESTMENT TEAM: PORTFOLIO MANAGER JOHN SMALL, JR. AND INVESTMENT
TEAM ANALYST STEPHEN POOL.

Veedot fell 0.99%* during the six months ended April 30, 2005, lagging the 3.49%
return of its benchmark, the Dow Jones Wilshire 5000 Total Market Index.

EQUITY ROTATION

The U.S. economy grew at a 3.5% annualized rate in the first quarter of 2005, down marginally from the 3.8% annualized rate in the fourth quarter of 2004, despite record-high oil prices, rising interest rates and a modest increase of underlying inflation.

Rising interest rates as the period progressed also hampered markets, disproportionately affecting small-cap stocks. In the last half of the six-month period, the Dow Jones Industrial Average and the S&P 500 Index, two indices consisting primarily of large-cap stocks, fell just 2.28% and 1.61%, respectively. But the Russell 2000 and S&P SmallCap 600 indices, comprising small-cap stocks, plunged 6.87% and 5.39%, respectively.

Veedot's systematic investment process produced solid results in the energy, materials and industrials sectors in the six-month period. But stakes in two sectors experiencing weakening demand--information technology and consumer discretionary--diminished the portfolio's overall return.

COMMODITY CONTRIBUTORS

Almost a quarter of Veedot's average holdings in the period consisted of stakes in two commodity-oriented sectors: energy and materials. Shares in the portfolio's largest average holding, AK Steel Holding, almost doubled in the first four months of the period before tumbling as the period closed. We sold the portfolio's stake in the company before its share price collapsed along with steel prices.

Several oil and gas producers, meanwhile, helped make that industry the biggest contributor to Veedot's return in the six-month period. Quicksilver Resources, a
Texas-based oil and natural gas exploration firm, led the way as its stock surged 62% in the period. Quick-

TOP TEN HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Duke Energy Corp.                            0.9%                  0.2%
--------------------------------------------------------------------------------
Allstate Corp.                               0.7%                   --
--------------------------------------------------------------------------------
General Electric Co.                         0.6%                   --
--------------------------------------------------------------------------------
Itron Inc.                                   0.6%                  0.2%
--------------------------------------------------------------------------------
Downey Financial Corp.                       0.6%                   --
--------------------------------------------------------------------------------
Coca-Cola Company
(The)                                        0.6%                   --
--------------------------------------------------------------------------------
Johnson & Johnson                            0.5%                   --
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                  0.5%                   --
--------------------------------------------------------------------------------
Boyd Gaming Corp.                            0.5%                  0.2%
--------------------------------------------------------------------------------
Lehman Brothers
Holdings Inc.                                0.5%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares and are not reduced by any redemption fees. Had redemption fees been applied, returns would have been lower. Returns for periods less than one year are not annualized.

                                                                    (continued)

------
4

Veedot - Portfolio Commentary

silver joined myriad oil and gas producers whose shares followed crude oil prices higher after the first of the year.

PacifiCare Health Systems, a managed care provider, shared the top spot among all Veedot contributors in the period as its shares rose 68%. During the last week of the period, the company reported a 28% increase in first-quarter 2005 profits while boosting its earnings outlook for the remainder of the year.

Itron, a maker of technology used to collect data on electricity, water and natural gas usage, tied PacifiCare as the leading portfolio contributor. As with
PacificCare, Itron also revealed surging profits in the first quarter of 2005 and raised its full-year 2005 earnings guidance in the last week of the six-month period.

DEMAND DRAGS

The information technology sector experienced declining demand after the holidays for computers and related equipment, and that sluggishness affected the sector's stocks. IT detracted from Veedot's six-month performance more than any other sector, with weak results spread across software, computers and peripherals and semiconductors and semiconductor equipment.

Merix Corp., which makes circuit boards for sophisticated electrical equipment, led the portfolio's IT detractors. Merix's shares plunged in mid-April after the company announced plans to buy a Hong Kong-based circuit board supplier for $120 million in cash. For the entire period, the company's stock fell 24%.

Only First Horizon Pharmaceuticals exceeded Merix's detrimental impact on the portfolio during the period. After doubling in price in 2004, shares in the manufacturer of cardiology and women's health drugs fell in early 2005 as the company increased spending on its sales force and acquisitions. We have liquidated our positions in First Horizon and Merix.

Consumer discretionary stocks also hurt the portfolio's performance in the period, particularly in the specialty retail industry, in which several holdings suffered as cautious consumers tightened their pocketbooks.

INVESTMENT PHILOSOPHY

Using our systematic investment process, we will continue focusing on finding companies whose fundamental characteristics meet strict requirements for accelerating earnings and revenue growth. Such companies also must have historical stock price performance that suggests impending share price appreciation.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Health Care Providers
& Services                                   6.2%                  3.2%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                             5.9%                 10.2%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                   5.8%                  2.7%
--------------------------------------------------------------------------------
Real Estate                                  5.8%                  2.1%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                   4.9%                  2.3%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF FUND              % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                               99.4%                 97.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.6%                  2.7%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING        ENDING      DURING PERIOD*   ANNUALIZED
                      ACCOUNT VALUE   ACCOUNT VALUE    11/1/04 -        EXPENSE
                         11/1/04         4/30/05         4/30/05        RATIO*
--------------------------------------------------------------------------------
VEEDOT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000          $990.10          $7.40         1.50%
--------------------------------------------------------------------------------
Institutional Class      $1,000          $992.20          $6.42         1.30%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,017.36          $7.50         1.50%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,018.35          $6.51         1.30%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Veedot - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.8%

AEROSPACE & DEFENSE -- 2.0%
--------------------------------------------------------------------------------
           30,000  AAR Corp.(1)                                    $    441,900
--------------------------------------------------------------------------------
           10,000  Alliant Techsystems Inc.(1)                          691,800
--------------------------------------------------------------------------------
           14,500  Boeing Co.                                           863,040
--------------------------------------------------------------------------------
            6,000  General Dynamics Corp.                               630,300
--------------------------------------------------------------------------------
            8,000  Precision Castparts Corp.                            589,280
--------------------------------------------------------------------------------
           20,500  Teledyne Technologies Inc.(1)                        623,610
--------------------------------------------------------------------------------
                                                                      3,839,930
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.2%
--------------------------------------------------------------------------------
           20,500  Pacer International Inc.(1)                          424,965
--------------------------------------------------------------------------------
BEVERAGES -- 1.2%
--------------------------------------------------------------------------------
           25,000  Coca-Cola Company (The)                            1,086,000
--------------------------------------------------------------------------------
           14,000  Constellation Brands Inc.(1)                         737,940
--------------------------------------------------------------------------------
           11,000  PepsiCo, Inc.                                        612,040
--------------------------------------------------------------------------------
                                                                      2,435,980
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.7%
--------------------------------------------------------------------------------
          256,000  AVI BioPharma, Inc.(1)                               683,520
--------------------------------------------------------------------------------
            7,000  Genentech, Inc.(1)                                   496,580
--------------------------------------------------------------------------------
           19,500  Gilead Sciences, Inc.(1)                             723,450
--------------------------------------------------------------------------------
          209,000  Savient Pharmaceuticals Inc.(1)                      576,840
--------------------------------------------------------------------------------
           19,000  Techne Corp.(1)                                      793,820
--------------------------------------------------------------------------------
                                                                      3,274,210
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.1%
--------------------------------------------------------------------------------
            4,000  Bear Stearns Companies Inc.
                   (The)                                                378,640
--------------------------------------------------------------------------------
            8,000  Blackrock Inc.                                       599,680
--------------------------------------------------------------------------------
           15,000  Greenhill & Co. Inc.                                 472,500
--------------------------------------------------------------------------------
           28,500  Investment Technology Group
                   Inc.(1)                                              541,785
--------------------------------------------------------------------------------
           11,500  Lehman Brothers Holdings Inc.                      1,054,780
--------------------------------------------------------------------------------
            9,000  Northern Trust Corp.                                 405,270
--------------------------------------------------------------------------------
           13,000  State Street Corp.                                   600,990
--------------------------------------------------------------------------------
                                                                      4,053,645
--------------------------------------------------------------------------------
CHEMICALS -- 1.8%
--------------------------------------------------------------------------------
           28,500  Crompton Corp.                                       400,425
--------------------------------------------------------------------------------
           22,500  H.B. Fuller Company                                  682,200
--------------------------------------------------------------------------------
           17,500  Monsanto Co.                                       1,025,850
--------------------------------------------------------------------------------
           12,000  PPG Industries, Inc.                                 810,600
--------------------------------------------------------------------------------
           11,000  Praxair, Inc.                                        515,130
--------------------------------------------------------------------------------
                                                                      3,434,205
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.3%
--------------------------------------------------------------------------------
           18,000  Bank of America Corp.                                810,720
--------------------------------------------------------------------------------
           10,500  Capitol Bancorp Ltd.                                 321,615
--------------------------------------------------------------------------------
           21,000  Colonial BancGroup Inc. (The)                        463,260
--------------------------------------------------------------------------------
           19,000  First Community Bancorp Inc.                         785,650
--------------------------------------------------------------------------------
           11,500  First State Bancorporation                           201,250
--------------------------------------------------------------------------------
           22,500  KeyCorp                                              746,100
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            4,000  M&T Bank Corp.                                  $    413,800
--------------------------------------------------------------------------------
            6,500  Macatawa Bank Corp.                                  240,565
--------------------------------------------------------------------------------
           20,000  Marshall & Ilsley Corp.                              852,800
--------------------------------------------------------------------------------
            9,500  PrivateBancorp Inc.                                  296,875
--------------------------------------------------------------------------------
            5,500  SunTrust Banks, Inc.                                 400,565
--------------------------------------------------------------------------------
            9,000  Whitney Holding Corp.                                407,430
--------------------------------------------------------------------------------
            6,000  Zions Bancorporation                                 420,180
--------------------------------------------------------------------------------
                                                                      6,360,810
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.4%
--------------------------------------------------------------------------------
           57,000  Administaff, Inc.                                    779,190
--------------------------------------------------------------------------------
            8,500  Consolidated Graphics Inc.(1)                        390,150
--------------------------------------------------------------------------------
           17,500  Equifax Inc.                                         588,875
--------------------------------------------------------------------------------
           25,000  Herman Miller Inc.                                   715,000
--------------------------------------------------------------------------------
           11,000  HNI Corp.                                            557,260
--------------------------------------------------------------------------------
           12,500  John H. Harland Company                              450,000
--------------------------------------------------------------------------------
           22,500  Labor Ready Inc.(1)                                  375,525
--------------------------------------------------------------------------------
           41,500  LECG Corp.(1)                                        860,295
--------------------------------------------------------------------------------
           18,500  Portfolio Recovery Associates
                   Inc.(1)                                              665,075
--------------------------------------------------------------------------------
           11,500  Rollins Inc.                                         227,010
--------------------------------------------------------------------------------
           29,500  Steelcase Inc. Cl A                                  387,630
--------------------------------------------------------------------------------
           19,500  Waste Connections, Inc.(1)                           686,790
--------------------------------------------------------------------------------
                                                                      6,682,800
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
           89,908  Arris Group Inc.(1)                                  682,402
--------------------------------------------------------------------------------
           40,000  Comverse Technology, Inc.(1)                         911,600
--------------------------------------------------------------------------------
                                                                      1,594,002
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.6%
--------------------------------------------------------------------------------
           60,000  Emulex Corp.(1)                                      931,800
--------------------------------------------------------------------------------
            5,500  Hutchinson Technology Inc.(1)                        203,720
--------------------------------------------------------------------------------
           22,000  Komag, Inc.(1)                                       517,440
--------------------------------------------------------------------------------
            7,000  Logitech International SA ADR(1)                     405,650
--------------------------------------------------------------------------------
           84,000  Maxtor Corp.(1)                                      407,400
--------------------------------------------------------------------------------
           50,000  Neoware Systems Inc.(1)                              483,550
--------------------------------------------------------------------------------
           14,000  Rimage Corp.(1)                                      280,700
--------------------------------------------------------------------------------
           55,000  Seagate Technology                                   966,900
--------------------------------------------------------------------------------
           63,000  Western Digital Corp.(1)                             799,470
--------------------------------------------------------------------------------
                                                                      4,996,630
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.2%
--------------------------------------------------------------------------------
            8,000  Jacobs Engineering Group Inc.(1)                     389,680
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 1.1%
--------------------------------------------------------------------------------
            7,500  Eagle Materials Inc.                                 564,375
--------------------------------------------------------------------------------
           12,000  Florida Rock Industries, Inc.                        696,960
--------------------------------------------------------------------------------
           15,000  Martin Marietta Materials, Inc.                      824,850
--------------------------------------------------------------------------------
                                                                      2,086,185
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.5%
--------------------------------------------------------------------------------
           23,000  CompuCredit Corp.(1)                                 609,270
--------------------------------------------------------------------------------
           33,500  Metris Companies Inc.(1)                             406,020
--------------------------------------------------------------------------------
                                                                      1,015,290
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Veedot - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.3%
--------------------------------------------------------------------------------
           24,500  Owens-Illinois Inc.(1)                          $    600,740
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
           32,000  Yokohama Reito Co. Ltd. ORD                          267,277
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
--------------------------------------------------------------------------------
           12,000  Block (H & R), Inc.                                  597,720
--------------------------------------------------------------------------------
           35,500  DeVry Inc.(1)                                        809,400
--------------------------------------------------------------------------------
            9,500  Laureate Education Inc.(1)                           421,990
--------------------------------------------------------------------------------
                                                                      1,829,110
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
           17,500  Financial Federal Corp.                              617,750
--------------------------------------------------------------------------------
            8,500  McGraw-Hill Companies, Inc.
                   (The)                                                740,180
--------------------------------------------------------------------------------
            6,000  Moody's Corp.                                        492,840
--------------------------------------------------------------------------------
                                                                      1,850,770
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.9%
--------------------------------------------------------------------------------
           19,000  Black Hills Corp.                                    651,320
--------------------------------------------------------------------------------
           27,000  CenterPoint Energy, Inc.                             319,680
--------------------------------------------------------------------------------
           18,500  Consolidated Edison, Inc.                            800,680
--------------------------------------------------------------------------------
            9,500  DTE Energy Company                                   436,525
--------------------------------------------------------------------------------
           18,500  Edison International                                 671,550
--------------------------------------------------------------------------------
           12,500  Exelon Corporation                                   618,750
--------------------------------------------------------------------------------
            8,000  NSTAR                                                433,120
--------------------------------------------------------------------------------
           48,000  Sierra Pacific Resources(1)                          519,360
--------------------------------------------------------------------------------
           30,000  TECO Energy, Inc.                                    498,300
--------------------------------------------------------------------------------
            8,000  TXU Corp.                                            686,320
--------------------------------------------------------------------------------
                                                                      5,635,605
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
           35,000  American Power Conversion
                   Corp.                                                849,100
--------------------------------------------------------------------------------
           22,000  Energy Conversion Devices Inc.(1)                    495,880
--------------------------------------------------------------------------------
                                                                      1,344,980
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
--------------------------------------------------------------------------------
           36,000  Brightpoint Inc.(1)                                  760,320
--------------------------------------------------------------------------------
           31,000  Itron Inc.(1)                                      1,118,170
--------------------------------------------------------------------------------
           11,500  Landauer Inc.                                        521,525
--------------------------------------------------------------------------------
           18,000  Trimble Navigation Ltd.(1)                           619,560
--------------------------------------------------------------------------------
                                                                      3,019,575
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 5.8%
--------------------------------------------------------------------------------
           18,500  Baker Hughes Inc.                                    816,220
--------------------------------------------------------------------------------
            7,500  BJ Services Co.                                      365,625
--------------------------------------------------------------------------------
           14,000  Cal Dive International Inc.(1)                       622,720
--------------------------------------------------------------------------------
            9,000  Diamond Offshore Drilling, Inc.                      396,990
--------------------------------------------------------------------------------
            7,000  Dril-Quip Inc.(1)                                    204,050
--------------------------------------------------------------------------------
           21,000  ENSCO International Inc.                             684,600
--------------------------------------------------------------------------------
           50,500  Global Industries Ltd.(1)                            486,820
--------------------------------------------------------------------------------
           11,500  Global SantaFe Corp.                                 386,400
--------------------------------------------------------------------------------
           31,500  Grant Prideco Inc.(1)                                698,670
--------------------------------------------------------------------------------
           80,000  Grey Wolf Inc.(1)                                    480,000
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            9,000  Gulf Island Fabrication Inc.                    $    189,360
--------------------------------------------------------------------------------
            5,500  Helmerich & Payne, Inc.                              211,420
--------------------------------------------------------------------------------
           12,500  Hydril Co.(1)                                        657,500
--------------------------------------------------------------------------------
           15,000  Lufkin Industries Inc.                               441,300
--------------------------------------------------------------------------------
            9,000  National Oilwell Varco, Inc.(1)                      357,660
--------------------------------------------------------------------------------
           11,500  Noble Corp.                                          585,350
--------------------------------------------------------------------------------
           93,500  Parker Drilling Co.(1)                               499,290
--------------------------------------------------------------------------------
           38,500  Pioneer Drilling Co.(1)                              507,815
--------------------------------------------------------------------------------
            5,500  Schlumberger Ltd.                                    376,255
--------------------------------------------------------------------------------
           10,500  Smith International, Inc.                            610,890
--------------------------------------------------------------------------------
           61,000  Stolt Offshore SA ADR(1)                             445,300
--------------------------------------------------------------------------------
           10,000  Tenaris SA ADR                                       571,500
--------------------------------------------------------------------------------
            8,500  Tidewater Inc.                                       292,995
--------------------------------------------------------------------------------
           18,000  Veritas DGC Inc.(1)                                  460,800
--------------------------------------------------------------------------------
                                                                     11,349,530
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
           50,500  Great Atlantic & Pacific
                   Tea Co.(1)                                           791,840
--------------------------------------------------------------------------------
           10,500  Weis Markets Inc.                                    397,950
--------------------------------------------------------------------------------
           46,500  Wild Oats Markets, Inc.(1)                           469,650
--------------------------------------------------------------------------------
                                                                      1,659,440
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
           16,500  Fresh Del Monte Produce Inc.(1)                      476,850
--------------------------------------------------------------------------------
           17,000  JM Smucker Co. (The)                                 843,540
--------------------------------------------------------------------------------
           13,500  Kellogg Co.                                          606,825
--------------------------------------------------------------------------------
           15,000  Peet's Coffee & Tea Inc.(1)                          379,500
--------------------------------------------------------------------------------
           17,500  Wimm-Bill-Dann Foods OJSC
                   ADR(1)                                               303,275
--------------------------------------------------------------------------------
            6,000  Wrigley (Wm.) Jr. Company                            414,780
--------------------------------------------------------------------------------
                                                                      3,024,770
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.7%
--------------------------------------------------------------------------------
           20,000  New Jersey Resources Corp.                           867,200
--------------------------------------------------------------------------------
           13,000  Northwest Natural Gas Co.                            461,500
--------------------------------------------------------------------------------
                                                                      1,328,700
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
--------------------------------------------------------------------------------
           26,500  Aspect Medical Systems Inc.(1)                       663,295
--------------------------------------------------------------------------------
           22,000  Baxter International, Inc.                           816,200
--------------------------------------------------------------------------------
           57,000  Cerus Corp.(1)                                       205,764
--------------------------------------------------------------------------------
           28,000  Cholestech Corp.(1)                                  287,840
--------------------------------------------------------------------------------
           14,000  Conmed Corp.(1)                                      416,080
--------------------------------------------------------------------------------
            9,000  Edwards Lifesciences
                   Corporation(1)                                       396,360
--------------------------------------------------------------------------------
           10,500  Haemonetics Corporation(1)                           449,085
--------------------------------------------------------------------------------
           14,000  Hologic, Inc.(1)                                     498,120
--------------------------------------------------------------------------------
           11,500  ICU Medical Inc.(1)                                  407,445
--------------------------------------------------------------------------------
            7,500  Idexx Laboratories, Inc.(1)                          425,550
--------------------------------------------------------------------------------
           84,000  Illumina, Inc.(1)                                    824,880
--------------------------------------------------------------------------------
           20,000  Immucor, Inc.(1)                                     596,800
--------------------------------------------------------------------------------
            7,500  ResMed Inc.(1)                                       465,750
--------------------------------------------------------------------------------
            6,500  Respironics, Inc.(1)                                 410,735
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Veedot - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
           11,000  St. Jude Medical, Inc.(1)                       $    429,330
--------------------------------------------------------------------------------
           10,000  Stryker Corp.                                        485,500
--------------------------------------------------------------------------------
           19,500  SurModics Inc.(1)                                    703,365
--------------------------------------------------------------------------------
           14,000  Sybron Dental Specialties Inc.(1)                    521,500
--------------------------------------------------------------------------------
           47,000  Thoratec Corp.(1)                                    608,650
--------------------------------------------------------------------------------
                                                                      9,612,249
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 6.2%
--------------------------------------------------------------------------------
           12,500  Aetna Inc.                                           917,125
--------------------------------------------------------------------------------
           33,000  American Retirement Corp.(1)                         489,720
--------------------------------------------------------------------------------
           11,500  Cardinal Health, Inc.                                639,055
--------------------------------------------------------------------------------
           18,000  Community Health Systems
                   Inc.(1)                                              656,100
--------------------------------------------------------------------------------
           30,000  Computer Programs &
                   Systems Inc.                                         947,700
--------------------------------------------------------------------------------
           11,500  Covance Inc.(1)                                      524,860
--------------------------------------------------------------------------------
           75,000  Digital Angel Corp.(1)                               328,500
--------------------------------------------------------------------------------
           40,500  HealthTronics Inc.(1)                                502,200
--------------------------------------------------------------------------------
           26,500  Henry Schein, Inc.(1)                                994,015
--------------------------------------------------------------------------------
           14,000  IMS Health Inc.                                      335,720
--------------------------------------------------------------------------------
           10,500  Laboratory Corporation of
                   America Holdings(1)                                  519,750
--------------------------------------------------------------------------------
           18,500  Lifeline Systems Inc.(1)                             630,850
--------------------------------------------------------------------------------
            8,500  McKesson Corp.                                       314,500
--------------------------------------------------------------------------------
           13,000  Medcath Corp.(1)                                     359,450
--------------------------------------------------------------------------------
           14,500  PacifiCare Health Systems, Inc.(1)                   866,520
--------------------------------------------------------------------------------
           42,500  Per-Se Technologies Inc.(1)                          661,300
--------------------------------------------------------------------------------
           13,500  Pharmaceutical Product
                   Development, Inc.(1)                                 612,630
--------------------------------------------------------------------------------
           22,000  Radiation Therapy Services Inc.(1)                   510,620
--------------------------------------------------------------------------------
           23,000  RehabCare Group, Inc.(1)                             690,460
--------------------------------------------------------------------------------
           47,000  TriZetto Group, Inc. (The)(1)                        489,270
--------------------------------------------------------------------------------
                                                                     11,990,345
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.7%
--------------------------------------------------------------------------------
           20,000  Boyd Gaming Corp.                                  1,055,600
--------------------------------------------------------------------------------
           11,500  Brinker International, Inc.(1)                       388,700
--------------------------------------------------------------------------------
           15,500  CBRL Group Inc.                                      597,215
--------------------------------------------------------------------------------
           14,000  Darden Restaurants, Inc.                             420,000
--------------------------------------------------------------------------------
            9,000  Harrah's Entertainment, Inc.                         590,580
--------------------------------------------------------------------------------
            8,000  International Speedway Corp.                         425,600
--------------------------------------------------------------------------------
           36,500  Luby's Inc.(1)                                       275,575
--------------------------------------------------------------------------------
           13,500  Marriott International, Inc.                         847,125
--------------------------------------------------------------------------------
           20,000  McDonald's Corporation                               586,200
--------------------------------------------------------------------------------
           20,000  Panera Bread Co.(1)                                1,000,400
--------------------------------------------------------------------------------
           11,000  Station Casinos Inc.                                 709,830
--------------------------------------------------------------------------------
           25,500  Sunterra Corp.(1)                                    396,525
--------------------------------------------------------------------------------
                                                                      7,293,350
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.4%
--------------------------------------------------------------------------------
           10,500  Black & Decker Corporation                           878,115
--------------------------------------------------------------------------------
            7,000  Centex Corp.                                         404,040
--------------------------------------------------------------------------------
           26,500  D.R. Horton, Inc.                                    808,250
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           10,500  Standard-Pacific Corporation                    $    751,905
--------------------------------------------------------------------------------
           26,500  Technical Olympic USA Inc.                           557,825
--------------------------------------------------------------------------------
           26,000  Tempur-Pedic International Inc.(1)                   496,340
--------------------------------------------------------------------------------
           10,500  Toll Brothers Inc.(1)                                795,900
--------------------------------------------------------------------------------
                                                                      4,692,375
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
            7,500  Clorox Company                                       474,750
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.5%
--------------------------------------------------------------------------------
           11,000  Carlisle Companies Inc.                              790,020
--------------------------------------------------------------------------------
           33,000  General Electric Co.                               1,194,600
--------------------------------------------------------------------------------
           25,000  Raven Industries Inc.                                476,375
--------------------------------------------------------------------------------
            7,500  Teleflex Inc.                                        401,025
--------------------------------------------------------------------------------
                                                                      2,862,020
--------------------------------------------------------------------------------
INSURANCE -- 2.2%
--------------------------------------------------------------------------------
           23,000  Allstate Corp.                                     1,291,680
--------------------------------------------------------------------------------
           10,000  Brown & Brown Inc.                                   437,500
--------------------------------------------------------------------------------
           11,500  FBL Financial Group Inc. Cl A                        301,300
--------------------------------------------------------------------------------
           15,500  First American Financial Corp.
                   (The)                                                554,900
--------------------------------------------------------------------------------
            6,500  Navigators Group Inc.(1)                             208,000
--------------------------------------------------------------------------------
           32,000  Universal American Financial
                   Corp.(1)                                             536,000
--------------------------------------------------------------------------------
            1,500  White Mountains Insurance
                   Group Ltd.(1)                                        940,515
--------------------------------------------------------------------------------
                                                                      4,269,895
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           15,500  VeriSign, Inc.(1)                                    410,130
--------------------------------------------------------------------------------
           12,000  Websense Inc.(1)                                     636,600
--------------------------------------------------------------------------------
                                                                      1,046,730
--------------------------------------------------------------------------------
IT SERVICES -- 2.2%
--------------------------------------------------------------------------------
           16,500  Alliance Data Systems Corp.(1)                       666,600
--------------------------------------------------------------------------------
           18,500  Automatic Data Processing, Inc.                      803,640
--------------------------------------------------------------------------------
           20,000  Infocrossing Inc.(1)                                 329,000
--------------------------------------------------------------------------------
           17,500  infoUSA Inc.                                         192,150
--------------------------------------------------------------------------------
           18,500  MAXIMUS, Inc.                                        567,950
--------------------------------------------------------------------------------
           30,000  Talx Corp.                                           741,600
--------------------------------------------------------------------------------
           35,000  Titan Corp.(1)                                       628,250
--------------------------------------------------------------------------------
           16,500  Total System Services Inc.                           405,570
--------------------------------------------------------------------------------
                                                                      4,334,760
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
           26,500  Nautilus Inc.                                        658,790
--------------------------------------------------------------------------------
           28,500  RC2 Corp.(1)                                         987,810
--------------------------------------------------------------------------------
           12,500  SCP Pool Corp.                                       407,250
--------------------------------------------------------------------------------
                                                                      2,053,850
--------------------------------------------------------------------------------
MACHINERY -- 2.5%
--------------------------------------------------------------------------------
           20,000  CIRCOR International Inc.                            476,200
--------------------------------------------------------------------------------
           12,500  Greenbrier Companies Inc.                            365,000
--------------------------------------------------------------------------------
            5,000  Ingersoll-Rand Company                               384,350
--------------------------------------------------------------------------------
            9,000  ITT Industries, Inc.                                 814,140
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Veedot - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           30,000  JLG Industries Inc.                             $    611,400
--------------------------------------------------------------------------------
           19,000  Joy Global Inc.                                      643,530
--------------------------------------------------------------------------------
           12,500  Manitowoc Co.                                        500,000
--------------------------------------------------------------------------------
           42,500  Stewart & Stevenson Services
                   Inc.                                               1,020,000
--------------------------------------------------------------------------------
                                                                      4,814,620
--------------------------------------------------------------------------------
MEDIA -- 1.2%
--------------------------------------------------------------------------------
            8,500  EW Scripps Co. Cl A                                  432,905
--------------------------------------------------------------------------------
           14,000  Pixar(1)                                             640,360
--------------------------------------------------------------------------------
           40,000  Reader's Digest Association
                   Inc. (The)                                           680,000
--------------------------------------------------------------------------------
           21,500  Thomas Nelson Inc.                                   515,570
--------------------------------------------------------------------------------
                                                                      2,268,835
--------------------------------------------------------------------------------
METALS & MINING -- 1.1%
--------------------------------------------------------------------------------
           24,000  Allegheny Technologies Inc.                          537,600
--------------------------------------------------------------------------------
           13,000  Barrick Gold Corp.                                   290,160
--------------------------------------------------------------------------------
           12,000  Carpenter Technology                                 663,600
--------------------------------------------------------------------------------
           13,500  Compass Minerals
                   International Inc.                                   326,025
--------------------------------------------------------------------------------
           26,000  Mesabi Trust                                         380,380
--------------------------------------------------------------------------------
                                                                      2,197,765
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 2.3%
--------------------------------------------------------------------------------
           20,000  AES Corporation (The)(1)                             321,600
--------------------------------------------------------------------------------
           50,500  CMS Energy Corp.(1)                                  652,460
--------------------------------------------------------------------------------
            6,500  Dominion Resources Inc.                              490,100
--------------------------------------------------------------------------------
           61,000  Duke Energy Corp.                                  1,780,590
--------------------------------------------------------------------------------
            8,500  Sempra Energy                                        343,230
--------------------------------------------------------------------------------
           16,000  Vectren Corp.                                        432,160
--------------------------------------------------------------------------------
           16,000  Wisconsin Energy Corp.                               564,160
--------------------------------------------------------------------------------
                                                                      4,584,300
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.8%
--------------------------------------------------------------------------------
           17,500  Dillard's Inc.                                       407,225
--------------------------------------------------------------------------------
           24,000  Dollar General Corp.                                 488,400
--------------------------------------------------------------------------------
           12,000  Kohl's Corp.(1)                                      571,200
--------------------------------------------------------------------------------
                                                                      1,466,825
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 5.9%
--------------------------------------------------------------------------------
           43,000  Arena Resources Inc.(1)                              473,000
--------------------------------------------------------------------------------
            9,500  Atlas Pipeline Partners L.P.                         425,695
--------------------------------------------------------------------------------
           30,500  Carrizo Oil & Gas Inc.(1)                            504,165
--------------------------------------------------------------------------------
           30,500  Chesapeake Energy Corp.                              586,820
--------------------------------------------------------------------------------
           13,500  Consol Energy Inc.                                   583,740
--------------------------------------------------------------------------------
           17,000  Dominion RES Black Warrior                           701,760
--------------------------------------------------------------------------------
           10,500  Forest Oil Corporation(1)                            404,565
--------------------------------------------------------------------------------
           11,000  Frontier Oil Corp.                                   462,880
--------------------------------------------------------------------------------
           11,000  Hugoton Royalty Trust                                296,450
--------------------------------------------------------------------------------
            9,000  Kerr-McGee Corp.                                     698,400
--------------------------------------------------------------------------------
            8,000  Magellan Midstream
                   Partners L.P.                                        261,760
--------------------------------------------------------------------------------
            6,000  Newfield Exploration Company(1)                      426,180
--------------------------------------------------------------------------------
            8,000  Noble Energy Inc.                                    512,960
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,500  Overseas Shipholding Group                      $    648,945
--------------------------------------------------------------------------------
           14,500  Peabody Energy Corp.                                 634,665
--------------------------------------------------------------------------------
           51,500  PetroHawk Energy Corp.(1)                            446,505
--------------------------------------------------------------------------------
           10,500  Pioneer Natural Resources Co.                        426,930
--------------------------------------------------------------------------------
           10,000  Quicksilver Resources Inc.(1)                        513,300
--------------------------------------------------------------------------------
           16,000  San Juan Basin Royalty TR                            587,520
--------------------------------------------------------------------------------
           11,000  Southwestern Energy
                   Company(1)                                           646,250
--------------------------------------------------------------------------------
            4,000  Sunoco, Inc.                                         397,040
--------------------------------------------------------------------------------
           16,000  Swift Energy Co.(1)                                  421,280
--------------------------------------------------------------------------------
           18,000  XTO Energy Inc.                                      543,060
--------------------------------------------------------------------------------
                                                                     11,603,870
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          321,500  Revlon Inc. Cl A(1)                                  945,210
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.7%
--------------------------------------------------------------------------------
           18,000  Abbott Laboratories                                  884,880
--------------------------------------------------------------------------------
           29,000  Able Laboratories Inc.(1)                            691,360
--------------------------------------------------------------------------------
            8,000  American Pharmaceutical
                   Partners Inc.(1)                                     416,960
--------------------------------------------------------------------------------
           48,000  CNS Inc.                                             901,920
--------------------------------------------------------------------------------
           40,500  Hi-Tech Pharmacal Co., Inc.(1)                       945,675
--------------------------------------------------------------------------------
           15,500  Johnson & Johnson                                  1,063,765
--------------------------------------------------------------------------------
           20,000  K-V Pharmaceutical Co. Cl A(1)                       468,000
--------------------------------------------------------------------------------
           25,000  Merck & Co., Inc.                                    847,500
--------------------------------------------------------------------------------
           45,000  Nastech Pharmaceutical Co.,
                   Inc.(1)                                              468,900
--------------------------------------------------------------------------------
           43,000  Schering-Plough Corp.                                897,410
--------------------------------------------------------------------------------
           10,000  Sepracor Inc.(1)                                     599,200
--------------------------------------------------------------------------------
           20,000  Wyeth                                                898,800
--------------------------------------------------------------------------------
                                                                      9,084,370
--------------------------------------------------------------------------------
REAL ESTATE -- 5.8%
--------------------------------------------------------------------------------
           15,500  American Home Mortgage
                   Investment Corp.                                     506,850
--------------------------------------------------------------------------------
           12,500  Camden Property Trust                                637,500
--------------------------------------------------------------------------------
           13,500  Capital Trust Inc. Cl A                              454,680
--------------------------------------------------------------------------------
            6,000  CBL & Associates Properties,
                   Inc.                                                 464,220
--------------------------------------------------------------------------------
            6,500  Consolidated-Tomoka Land Co.                         396,825
--------------------------------------------------------------------------------
           17,500  CRT Properties Inc.                                  404,075
--------------------------------------------------------------------------------
           16,000  Eastgroup Properties                                 600,000
--------------------------------------------------------------------------------
           11,000  Equity Lifestyle Properties, Inc.                    402,600
--------------------------------------------------------------------------------
           14,500  Equity Residential                                   498,075
--------------------------------------------------------------------------------
           23,500  General Growth Properties, Inc.                      919,085
--------------------------------------------------------------------------------
           21,000  Government Properties Trust
                   Inc.                                                 207,060
--------------------------------------------------------------------------------
           14,500  Lexington Corporate Properties
                   Trust                                                333,210
--------------------------------------------------------------------------------
           16,500  Mills Corp. (The)                                    942,810
--------------------------------------------------------------------------------
           24,500  MortgageIT Holdings, Inc.                            416,500
--------------------------------------------------------------------------------
            7,500  Public Storage Inc.                                  440,250
--------------------------------------------------------------------------------
           14,500  Reckson Associates Realty Corp.                      467,625
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Veedot - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           16,000  Simon Property Group, Inc.                      $  1,057,120
--------------------------------------------------------------------------------
            8,500  SL Green Realty Corp.                                518,500
--------------------------------------------------------------------------------
           14,000  Thornburg Mortgage Inc.(1)                           419,440
--------------------------------------------------------------------------------
           32,500  Trammell Crow Co.(1)                                 692,250
--------------------------------------------------------------------------------
            6,500  Vornado Realty Trust                                 496,925
--------------------------------------------------------------------------------
                                                                     11,275,600
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.7%
--------------------------------------------------------------------------------
           18,500  Burlington Northern Santa Fe
                   Corp.                                                892,625
--------------------------------------------------------------------------------
           11,000  CSX Corporation                                      441,430
--------------------------------------------------------------------------------
                                                                      1,334,055
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
            8,000  DSP Group Inc.(1)                                    192,800
--------------------------------------------------------------------------------
           26,000  Intel Corp.                                          611,520
--------------------------------------------------------------------------------
           45,500  National Semiconductor Corp.                         868,140
--------------------------------------------------------------------------------
           31,000  Netlogic Microsystems Inc.(1)                        364,560
--------------------------------------------------------------------------------
                                                                      2,037,020
--------------------------------------------------------------------------------
SOFTWARE -- 1.3%
--------------------------------------------------------------------------------
           22,000  Blackboard Inc.(1)                                   399,080
--------------------------------------------------------------------------------
           24,500  Captiva Software Corp.(1)                            302,575
--------------------------------------------------------------------------------
          104,000  Intellisync Corp.(1)                                 280,800
--------------------------------------------------------------------------------
           63,000  Secure Computing Corp.(1)                            557,550
--------------------------------------------------------------------------------
           16,500  THQ Inc.(1)                                          416,130
--------------------------------------------------------------------------------
           27,500  Ultimate Software Group Inc.(1)                      426,250
--------------------------------------------------------------------------------
          113,500  Viewpoint Corp.(1)                                   244,025
--------------------------------------------------------------------------------
                                                                      2,626,410
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.6%
--------------------------------------------------------------------------------
           17,000  Bebe Stores Inc.                                     549,440
--------------------------------------------------------------------------------
           17,500  Burlington Coat Factory
                   Warehouse Corp.                                      482,125
--------------------------------------------------------------------------------
           13,500  Carmax, Inc.(1)                                      368,280
--------------------------------------------------------------------------------
          120,000  Casual Male Retail Group Inc.(1)                     793,200
--------------------------------------------------------------------------------
           15,000  Children's Place Retail Stores,
                   Inc. (The)(1)                                        558,150
--------------------------------------------------------------------------------
           26,000  Circuit City Stores-Circuit City
                   Group                                                410,800
--------------------------------------------------------------------------------
           17,500  Hibbett Sporting Goods Inc.(1)                       471,975
--------------------------------------------------------------------------------
           13,500  Michaels Stores, Inc.                                448,200
--------------------------------------------------------------------------------
           30,000  Select Comfort Corp.(1)                              663,600
--------------------------------------------------------------------------------
           16,500  Shoe Carnival Inc.(1)                                314,655
--------------------------------------------------------------------------------
           18,500  Sports Authority Inc. (The)(1)                       492,100
--------------------------------------------------------------------------------
           22,000  Tiffany & Co.                                        663,300
--------------------------------------------------------------------------------
          200,000  Wet Seal, Inc. (The) Cl A(1)                         748,000
--------------------------------------------------------------------------------
                                                                      6,963,825
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
--------------------------------------------------------------------------------
           15,000  Brown Shoe Co Inc.                                   463,500
--------------------------------------------------------------------------------
           15,500  Cherokee Inc.                                        504,680
--------------------------------------------------------------------------------
           75,500  Hartmarx Corp.(1)                                    651,565
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           20,000  Kenneth Cole Productions Inc.                   $    599,600
--------------------------------------------------------------------------------
           18,000  Warnaco Group Inc. (The)(1)                          404,280
--------------------------------------------------------------------------------
                                                                      2,623,625
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.4%
--------------------------------------------------------------------------------
           23,000  Astoria Financial Corp.                              609,730
--------------------------------------------------------------------------------
            8,000  Corus Bankshares Inc.                                390,640
--------------------------------------------------------------------------------
           17,000  Countrywide Financial
                   Corporation                                          615,230
--------------------------------------------------------------------------------
           17,000  Downey Financial Corp.                             1,100,410
--------------------------------------------------------------------------------
           10,000  Golden West Financial Corp.                          623,300
--------------------------------------------------------------------------------
            6,000  Harbor Florida Bancshares Inc.                       207,600
--------------------------------------------------------------------------------
           16,000  IndyMac Bancorp, Inc.                                615,680
--------------------------------------------------------------------------------
           14,500  Washington Mutual, Inc.                              599,140
--------------------------------------------------------------------------------
                                                                      4,761,730
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
--------------------------------------------------------------------------------
           23,000  Applied Industrial
                   Technologies Inc.                                    641,700
--------------------------------------------------------------------------------
           26,500  GATX Corp.                                           867,080
--------------------------------------------------------------------------------
           10,500  Watsco Inc.                                          455,595
--------------------------------------------------------------------------------
                                                                      1,964,375
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
--------------------------------------------------------------------------------
           50,000  Alamosa Holdings Inc.(1)                             649,500
--------------------------------------------------------------------------------
           39,000  Nextel Partners, Inc. Cl A(1)                        917,280
--------------------------------------------------------------------------------
           15,000  NII Holdings Inc.(1)                                 751,050
--------------------------------------------------------------------------------
           50,000  SBA Communications
                   Corp. Cl A(1)                                        424,000
--------------------------------------------------------------------------------
           36,000  Telesystem International
                   Wireless Inc.(1)                                     552,600
--------------------------------------------------------------------------------
                                                                      3,294,430
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $191,712,885)                                                 194,976,018
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 8.125%, 8/15/21, valued
at $1,121,266), in a joint trading account at
2.81%, dated 4/29/05, due 5/2/05 (Delivery
value $1,100,258)
(Cost $1,100,000)                                                     1,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.4%
(Cost $192,812,885)                                                 196,076,018
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%                                 (767,338)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $195,308,680
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
12

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $192,812,885)             $196,076,018
--------------------------------------------------------------
Receivable for investments sold                                      21,286,594
--------------------------------------------------------------
Dividends and interest receivable                                       109,411
--------------------------------------------------------------------------------
                                                                    217,472,023
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                           64,521
--------------------------------------------------------------
Payable for investments purchased                                    21,847,935
--------------------------------------------------------------
Accrued management fees                                                 250,887
--------------------------------------------------------------------------------
                                                                     22,163,343
--------------------------------------------------------------------------------

NET ASSETS                                                         $195,308,680
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 293,142,573
--------------------------------------------------------------
Accumulated net investment loss                                        (425,086)
--------------------------------------------------------------
Accumulated net realized loss on investment transactions           (100,672,093)
--------------------------------------------------------------
Net unrealized appreciation on investments                            3,263,286
--------------------------------------------------------------------------------
                                                                  $ 195,308,680
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $183,840,849
--------------------------------------------------------------
Shares outstanding                                                   36,675,136
--------------------------------------------------------------
Net asset value per share                                                 $5.01
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $11,467,831
--------------------------------------------------------------
Shares outstanding                                                    2,267,150
--------------------------------------------------------------
Net asset value per share                                                 $5.06
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $4,431)                $  1,197,486
--------------------------------------------------------------
Interest                                                                 66,894
--------------------------------------------------------------------------------
                                                                      1,264,380
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                       1,686,121
--------------------------------------------------------------
Directors' fees and expenses                                              1,487
--------------------------------------------------------------
Other expenses                                                              994
--------------------------------------------------------------------------------
                                                                      1,688,602
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   (424,222)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment and
foreign currency transactions                                        17,321,000
--------------------------------------------------------------
Change in net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         (17,020,382)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        300,618
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (123,604)
================================================================================

See Notes to Financial Statements.

------
14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                   2005           2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                $   (424,222)   $ (1,362,889)
--------------------------------------------
Net realized gain                                    17,321,000      17,531,407
--------------------------------------------
Change in net unrealized appreciation               (17,020,382)    (13,543,653)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              (123,604)      2,624,865
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                          (36,586,000)    (11,788,635)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          (36,709,604)     (9,163,770)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 232,018,284     241,182,054
--------------------------------------------------------------------------------
End of period                                      $195,308,680    $232,018,284
================================================================================

Accumulated net investment loss                       $(425,086)             --
================================================================================

See Notes to Financial Statements.

------
15

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to have better than average prospects for appreciation. The fund uses an approach to common stock investing developed by American Century.
This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

                                                                    (continued)

------
16

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
17

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each fund is as follows:

--------------------------------------------------------------------------------
                                                       INVESTOR    INSTITUTIONAL
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                                       1.50%         1.30%
--------------------------------------------------------------------------------
Next $500 million                                        1.30%         1.10%
--------------------------------------------------------------------------------
Over $1 billion                                          1.10%         0.90%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2005 was
1.50% and 1.30% for the Investor Class and Institutional Class, respectively.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation investment advisor,
ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century Services
Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                         $536,778,678
--------------------------------------------------------------------------------
Proceeds from sales                                               $568,906,317
--------------------------------------------------------------------------------

                                                                    (continued)

------
18

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                   SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005

SHARES AUTHORIZED                               200,000,000
================================================================================
Sold                                                573,805     $  3,022,810
-----------------------------------------
Redeemed                                         (7,305,537)     (38,749,354)(1)
--------------------------------------------------------------------------------
Net decrease                                     (6,731,732)    $(35,726,544)
================================================================================
YEAR ENDED OCTOBER 31, 2004

SHARES AUTHORIZED                               200,000,000
================================================================================
Sold                                              2,323,446     $ 12,087,754
-----------------------------------------
Redeemed                                         (4,744,882)     (23,667,811)(2)
--------------------------------------------------------------------------------
Net decrease                                     (2,421,436)    $(11,580,057)
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005

SHARES AUTHORIZED                                50,000,000
================================================================================
Sold                                                134,770      $   735,987
-----------------------------------------
Redeemed                                           (298,749)      (1,595,443)
--------------------------------------------------------------------------------
Net decrease                                       (163,979)     $  (859,456)
================================================================================
YEAR ENDED OCTOBER 31, 2004

SHARES AUTHORIZED                                50,000,000
================================================================================
Sold                                                311,248      $ 1,665,622
-----------------------------------------
Redeemed                                           (361,238)      (1,874,200)(3)
--------------------------------------------------------------------------------
Net decrease                                        (49,990)     $  (208,578)
================================================================================

(1) Net of redemption fees of $252,016.

(2) Net of redemption fees of $410,553.

(3) Net of redemption fees of $22,885.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2005.

                                                                    (continued)

------
19

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

6. RISK FACTORS

The fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $193,316,906
================================================================================
Gross tax appreciation of investments                               $ 7,699,830
--------------------------------------------------------------
Gross tax depreciation of investments                                (4,940,718)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $ 2,759,112
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2004, the fund had accumulated capital losses of $115,776,093, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $23,525,786, $59,932,855 and $32,317,452 expire in 2008, 2009, and 2010, respectively.

------
20

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)       2004        2003       2002        2001        2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $5.06        $4.99       $3.77      $4.32       $5.92         $5.00
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Loss(3)        (0.01)       (0.03)      (0.03)     (0.01)       --(4)        (0.06)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.05)        0.09        1.24      (0.55)      (1.60)         0.98
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.06)        0.06        1.21      (0.56)      (1.60)         0.92
----------------------------------------------------------------------------------------------------
Redemption Fees(5)               0.01         0.01        0.01       0.01         --            --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.01        $5.06       $4.99      $3.77       $4.32         $5.92
====================================================================================================
  TOTAL RETURN(6)               (0.99)%       1.40%      32.36%    (12.73)%    (27.03)%       18.40%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.50%(7)       1.50%       1.50%       1.50%       1.50%     1.50%(7)
--------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (0.38)%(7)     (0.57)%     (0.68)%     (0.31)%     (0.09)%   (0.92)%(7)
--------------------------
Portfolio Turnover Rate            240%        344%        415%        330%        410%         250%
--------------------------
Net Assets, End of Period
(in thousands)                 $183,841    $219,618    $228,724    $187,451    $231,108     $352,130
----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) November 30, 1999 (inception) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
21

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2004        2003       2002        2001        2000(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $5.10       $5.02       $3.79      $4.33       $5.92         $6.12
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(3)              --(4)       (0.02)      (0.02)     --(4)        0.01         (0.01)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.05)       0.09        1.24      (0.55)      (1.60)        (0.19)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.05)       0.07        1.22      (0.55)      (1.59)        (0.20)
----------------------------------------------------------------------------------------------------
Redemption Fees(5)               0.01        0.01        0.01       0.01         --            --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.06       $5.10       $5.02      $3.79       $4.33         $5.92
====================================================================================================
  TOTAL RETURN(6)               (0.78)%      1.59%      32.45%    (12.47)%    (26.86)%       (3.27)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.30%(7)      1.30%       1.30%       1.30%       1.30%      1.30%(7)
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets           (0.18)%(7)    (0.37)%     (0.48)%     (0.11)%       0.11%    (0.52)%(7)
--------------------------
Portfolio Turnover Rate            240%       344%        415%        330%        410%       250%(8)
--------------------------
Net Assets, End of Period
(in thousands)                  $11,468    $12,400     $12,458      $8,709      $9,659       $12,218
----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) August 1, 2000 (commencement of sale) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period November 30, 1999 (fund inception) through
    October 31, 2000.

See Notes to Financial Statements.

------
22

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio for Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
23

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
24

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all
U.S. headquartered equity securities with readily available price data.

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0506                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-43966S            All rights reserved.

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2005

Capital Value Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CAPITAL VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Capital Value fund for the six months ended April 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
October 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Capital Value - Performance

TOTAL RETURNS AS OF APRIL 30, 2005
                                                                   ----------------------
                                                                   AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------
                                                                                 SINCE    INCEPTION
                                                            1 YEAR   5 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------------------------
INVESTOR CLASS                                              10.31%    7.55%      6.65%      3/31/99
  Return After-Tax on Distributions(1)                      10.14%    7.16%      6.26%
  Return After-Tax on Distributions and Sale of Shares(1)    6.93%    6.31%      5.54%
----------------------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(2)                                 13.92%    5.06%      4.99%        --
----------------------------------------------------------------------------------------------------
Institutional Class                                         10.36%      --       6.56%      3/1/02
  Return After-Tax on Distributions(1)                      10.15%      --       6.24%
  Return After-Tax on Distributions and Sale of Shares(1)    7.01%      --       5.48%
----------------------------------------------------------------------------------------------------
Advisor Class                                                9.88%      --      16.54%      5/14/03
  Return After-Tax on Distributions(1)                       9.75%      --      16.36%
  Return After-Tax on Distributions and Sale of Shares(1)    6.60%      --      14.17%
----------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For more information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

Capital Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
--------------------------------------------------------------------------------
                    1999*    2000     2001     2002      2003     2004     2005
--------------------------------------------------------------------------------
Investor
Class              10.20%   -6.71%   16.92%    0.21%   -12.11%   26.67%   10.31%
--------------------------------------------------------------------------------
Russell 1000
Value Index         9.34%   -3.88%    6.43%   -3.91%   -13.01%   26.26%   13.92%
--------------------------------------------------------------------------------

* From 3/31/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For more information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Capital Value - Portfolio Commentary

[photo of Brendan Healy, Chuck Ritter, and Mark Mallon]

PORTFOLIO MANAGERS ON THE CAPITAL VALUE INVESTMENT TEAM: BRENDAN HEALY, CHUCK
RITTER, AND MARK MALLON.

For the six months ended April 30, 2005, Capital Value gained 5.47%*, underperforming the 6.72% return posted by its benchmark, the Russell 1000 Value
Index but well ahead of the 3.28% gain of the S&P 500 Index**, the broad-market proxy.

Capital Value's long-term performance relative to its benchmark has been solid.
Since the portfolio's March 31, 1999, inception, it has posted an average annual return of 6.65%, outperforming both the 4.99% return posted by the Russell 1000
Value Index and the 0.24% decline of the S&P 500 for the same period.

EQUITIES MANAGE GAINS

During the six-month period covered by this report, U.S. economic growth moderated as oil prices flared to record levels, inflation increased and short-term interest rates rose. The pace of economic growth slowed from an annualized rate of 3.8% in the fourth quarter of 2004 to an annualized rate of
3.5% in the first quarter of 2005 as the price of crude oil averaged $49 a barrel.

Volatility prevailed as concern grew about the effects of interest rates and oil prices on the economy and corporate profit growth. Still, equities ultimately booked modest gains for the period, and Capital Value received positive absolute contributions from every sector in which it was invested.

HEALTH CARE: THE BIGGEST CONTRIBUTORS

Our stake in the health care sector made the greatest contribution to performance during the six-month period, and health care providers and service companies emerged as clear market leaders. Hospital giant HCA Inc. and health insurer Cigna Corp. both ranked among the portfolio's top-contributing stocks.

Major pharmaceutical companies also bolstered returns, and the search for value led us to diversified health care firm Johnson & Johnson, a standout performer that was represented in the portfolio but not the index. Early in 2005, the company announced record fourth-quarter sales driven by strength

TOP TEN HOLDINGS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Citigroup Inc.                            4.7%                  4.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.0%                  4.1%
--------------------------------------------------------------------------------
Freddie Mac                               3.4%                  3.8%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.3%                  3.2%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                       2.5%                  2.7%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.1%                  2.1%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   2.1%                  1.7%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                       1.9%                  1.9%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1.7%                  1.8%
--------------------------------------------------------------------------------
Microsoft Corporation                     1.6%                  1.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

**The S&P 500 Index returned 6.34% and (2.94)% for the 1- and 5-year periods ended April 30, 2005, respectively.

Returns for periods less than one year are not annualized.          (continued)

------
4

Capital Value - Portfolio Commentary

in each of its business segments, with especially robust sales growth in the pharmaceutical division, news that helped support the stock's climb.

SUCCESS IN ENERGY

Investments in the energy sector, comprised of major oil and gas companies, provided significant lift. Soaring oil prices, which reached a series of record highs during the period, underpinned gains for firms across this industry, and each of our holdings advanced. Exxon Mobil, the portfolio's top-contributing stock, and Royal Dutch Petroleum were notable names. During the period, Exxon
Mobil reported record-breaking 2004 performance, while Royal Dutch Petroleum, a holding that was not included in the index, registered record-level 2004 results--developments for which investors rewarded both stocks. Still, based on our value criteria, many companies in this area did not merit inclusion in the portfolio, and our underweight accounted for most of the shortfall versus our benchmark.

FINANCIALS LEND STRENGTH

Capital Value's holdings in the financials sector were additional sources of strength. After overcoming some difficulty, Citigroup finished among the top contributors. The stock declined in March after the Federal Reserve warned
Citigroup to observe more careful regulatory compliance and to curtail major acquisition activity until those matters are resolved. Citigroup's willingness to cooperate restored investors' confidence, and the share price began to recover.

INDIVIDUAL SETBACKS

Elsewhere in the portfolio, we suffered some individual setbacks in this otherwise positive environment. Lear Corp., a leading automotive interior systems supplier, was the portfolio's top-detracting stock. On March 1, the company lowered its earnings forecast, citing diminished production for light trucks and SUVs, news that sent the stock sharply lower. Mortgage finance firm
Freddie Mac also struggled following calls for increased regulation of government-sponsored housing firms.

OUR COMMITMENT

We remain committed to following our strategy of searching for larger, fundamentally sound businesses that, because of transitory issues, are selling at prices we believe are below fair market value.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Commercial Banks                          9.9%                 11.1%
--------------------------------------------------------------------------------
Oil, Gas, &
Consumable Fuels                          9.8%                 10.0%
--------------------------------------------------------------------------------
Diversified
Financial Services                        6.8%                  6.2%
--------------------------------------------------------------------------------
Insurance                                 6.1%                  5.8%
--------------------------------------------------------------------------------
Thrifts &
Mortgage Finance                          5.3%                  5.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/05              10/31/04
--------------------------------------------------------------------------------
Common Stocks                            95.1%                 95.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.9%                  4.9%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                   (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
                                                                        EXPENSES PAID
                                        BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                                       ACCOUNT VALUE   ACCOUNT VALUE     11/1/04 -        EXPENSE
                                          11/1/04         4/30/05          4/30/05        RATIO*
---------------------------------------------------------------------------------------------------
CAPITAL VALUE SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------------
ACTUAL
---------------------------------------------------------------------------------------------------
Investor Class                           $1,000          $1,054.70         $5.60           1.10%
---------------------------------------------------------------------------------------------------
Institutional Class                      $1,000          $1,055.20         $4.59           0.90%
---------------------------------------------------------------------------------------------------
Advisor Class                            $1,000          $1,052.20         $6.87           1.35%
---------------------------------------------------------------------------------------------------
HYPOTHETICAL
---------------------------------------------------------------------------------------------------
Investor Class                           $1,000          $1,019.34         $5.51           1.10%
---------------------------------------------------------------------------------------------------
Institutional Class                      $1,000          $1,020.33         $4.51           0.90%
---------------------------------------------------------------------------------------------------
Advisor Class                            $1,000          $1,018.10         $6.76           1.35%
---------------------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

Capital Value - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.9%

AEROSPACE & DEFENSE -- 0.5%
--------------------------------------------------------------------------------
      42,000    Northrop Grumman Corp.                             $  2,303,280
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
      94,400    Lear Corporation                                      3,199,216
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.1%
--------------------------------------------------------------------------------
      49,400    General Motors Corp.                                  1,317,992
--------------------------------------------------------------------------------
      47,500    Toyota Motor Corp. ADR                                3,453,725
--------------------------------------------------------------------------------
                                                                      4,771,717
--------------------------------------------------------------------------------
BEVERAGES -- 2.3%
--------------------------------------------------------------------------------
      97,300    Coca-Cola Company (The)                               4,226,712
--------------------------------------------------------------------------------
      44,400    Molson Coors Brewing Co.                              2,741,700
--------------------------------------------------------------------------------
     114,400    Pepsi Bottling Group Inc.                             3,279,848
--------------------------------------------------------------------------------
                                                                     10,248,260
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.6%
--------------------------------------------------------------------------------
     129,900    Bank of New York Co., Inc. (The)                      3,629,406
--------------------------------------------------------------------------------
     115,200    Merrill Lynch & Co., Inc.                             6,212,736
--------------------------------------------------------------------------------
     120,000    Morgan Stanley                                        6,314,400
--------------------------------------------------------------------------------
                                                                     16,156,542
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
--------------------------------------------------------------------------------
      75,600    PPG Industries, Inc.                                  5,106,780
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 9.9%
--------------------------------------------------------------------------------
     335,100    Bank of America Corp.                                15,092,904
--------------------------------------------------------------------------------
      70,100    National City Corp.                                   2,380,596
--------------------------------------------------------------------------------
      91,800    PNC Financial Services Group                          4,886,514
--------------------------------------------------------------------------------
     212,500    U.S. Bancorp                                          5,928,750
--------------------------------------------------------------------------------
     136,800    Wachovia Corp.                                        7,001,424
--------------------------------------------------------------------------------
     159,200    Wells Fargo & Co.                                     9,542,448
--------------------------------------------------------------------------------
                                                                     44,832,636
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
      92,500    R.R. Donnelley & Sons Company                         3,044,175
--------------------------------------------------------------------------------
     107,600    Waste Management, Inc.                                3,065,524
--------------------------------------------------------------------------------
                                                                      6,109,699
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.9%
--------------------------------------------------------------------------------
     411,900    Hewlett-Packard Co.                                   8,431,593
--------------------------------------------------------------------------------
      63,500    International Business
                Machines Corp.                                        4,850,130
--------------------------------------------------------------------------------
                                                                     13,281,723
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.7%
--------------------------------------------------------------------------------
      64,400    Standard and Poor's
                500 Depositary Receipt                                7,458,164
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 6.8%
--------------------------------------------------------------------------------
     449,400    Citigroup Inc.                                       21,103,824
--------------------------------------------------------------------------------
     268,200    J.P. Morgan Chase & Co.                               9,518,418
--------------------------------------------------------------------------------
                                                                     30,622,242
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.7%
--------------------------------------------------------------------------------
      62,200    ALLTEL Corp.                                       $  3,542,912
--------------------------------------------------------------------------------
     119,800    AT&T Corp.                                            2,291,774
--------------------------------------------------------------------------------
     186,300    BellSouth Corp.                                       4,935,087
--------------------------------------------------------------------------------
     184,400    SBC Communications Inc.                               4,388,720
--------------------------------------------------------------------------------
     153,900    Sprint Corp.                                          3,425,814
--------------------------------------------------------------------------------
      79,500    Verizon Communications                                2,846,100
--------------------------------------------------------------------------------
                                                                     21,430,407
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.7%
--------------------------------------------------------------------------------
     139,000    Exelon Corporation                                    6,880,500
--------------------------------------------------------------------------------
      99,100    PPL Corporation                                       5,377,166
--------------------------------------------------------------------------------
                                                                     12,257,666
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.5%
--------------------------------------------------------------------------------
      62,600    CVS Corp.                                             3,228,908
--------------------------------------------------------------------------------
     234,700    Kroger Co. (The)(1)                                   3,701,219
--------------------------------------------------------------------------------
                                                                      6,930,127
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.4%
--------------------------------------------------------------------------------
     103,100    H.J. Heinz Company                                    3,799,235
--------------------------------------------------------------------------------
     136,300    Sara Lee Corp.                                        2,915,457
--------------------------------------------------------------------------------
      62,100    Unilever N.V. New York Shares                         4,001,103
--------------------------------------------------------------------------------
                                                                     10,715,795
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.7%
--------------------------------------------------------------------------------
     127,500    NiSource Inc.                                         2,963,100
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
     111,100    Baxter International, Inc.                            4,121,810
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
--------------------------------------------------------------------------------
      29,800    CIGNA Corp.                                           2,741,004
--------------------------------------------------------------------------------
      56,400    HCA Inc.                                              3,149,376
--------------------------------------------------------------------------------
                                                                      5,890,380
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
--------------------------------------------------------------------------------
     212,500    McDonald's Corporation                                6,228,375
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.2%
--------------------------------------------------------------------------------
     140,100    Newell Rubbermaid Inc.                                3,044,373
--------------------------------------------------------------------------------
      39,900    Whirlpool Corp.                                       2,476,194
--------------------------------------------------------------------------------
                                                                      5,520,567
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.2%
--------------------------------------------------------------------------------
     152,000    General Electric Co.                                  5,502,400
--------------------------------------------------------------------------------
     143,800    Tyco International Ltd.                               4,502,378
--------------------------------------------------------------------------------
                                                                     10,004,778
--------------------------------------------------------------------------------
INSURANCE -- 6.1%
--------------------------------------------------------------------------------
     116,300    Allstate Corp.                                        6,531,408
--------------------------------------------------------------------------------
      98,300    American International
                Group, Inc.                                           4,998,555
--------------------------------------------------------------------------------
      75,500    Hartford Financial Services
                Group Inc. (The)                                      5,463,935
--------------------------------------------------------------------------------
      72,700    Loews Corp.                                           5,152,976
--------------------------------------------------------------------------------
      71,600    Marsh & McLennan
                Companies, Inc.                                       2,006,948
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Capital Value - Schedule of Investments

APRIL 30, 2005 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

      64,300    Torchmark Corp.                                    $  3,435,549
--------------------------------------------------------------------------------
                                                                     27,589,371
--------------------------------------------------------------------------------
IT SERVICES -- 1.5%
--------------------------------------------------------------------------------
      83,200    Computer Sciences Corp.(1)                            3,617,536
--------------------------------------------------------------------------------
      73,600    Fiserv, Inc.(1)                                       3,113,280
--------------------------------------------------------------------------------
                                                                      6,730,816
--------------------------------------------------------------------------------
MACHINERY -- 2.7%
--------------------------------------------------------------------------------
      37,800    Deere & Co.                                           2,364,012
--------------------------------------------------------------------------------
      84,900    Dover Corp.                                           3,086,964
--------------------------------------------------------------------------------
      50,400    Ingersoll-Rand Company                                3,874,248
--------------------------------------------------------------------------------
      49,400    Parker-Hannifin Corp.                                 2,961,036
--------------------------------------------------------------------------------
                                                                     12,286,260
--------------------------------------------------------------------------------
MEDIA -- 2.8%
--------------------------------------------------------------------------------
      68,400    Gannett Co., Inc.                                     5,266,800
--------------------------------------------------------------------------------
     434,300    Time Warner Inc.(1)                                   7,300,583
--------------------------------------------------------------------------------
                                                                     12,567,383
--------------------------------------------------------------------------------
METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
     119,100    Alcoa Inc.                                            3,456,282
--------------------------------------------------------------------------------
      23,000    Nucor Corp.                                           1,175,300
--------------------------------------------------------------------------------
                                                                      4,631,582
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.7%
--------------------------------------------------------------------------------
     131,700    Dollar General Corp.                                  2,680,095
--------------------------------------------------------------------------------
     146,700    May Department Stores
                Co. (The)                                             5,146,236
--------------------------------------------------------------------------------
                                                                      7,826,331
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.5%
--------------------------------------------------------------------------------
     174,900    Xerox Corp.(1)                                        2,317,425
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 9.8%
--------------------------------------------------------------------------------
     149,000    ChevronTexaco Corp.                                   7,748,000
--------------------------------------------------------------------------------
      69,100    ConocoPhillips                                        7,245,135
--------------------------------------------------------------------------------
     320,100    Exxon Mobil Corp.                                    18,255,303
--------------------------------------------------------------------------------
     191,100    Royal Dutch Petroleum
                Co. New York Shares                                  11,131,575
--------------------------------------------------------------------------------
                                                                     44,380,013
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
      92,400    Weyerhaeuser Co.                                      6,339,564
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.3%
--------------------------------------------------------------------------------
     114,900    Abbott Laboratories                                   5,648,484
--------------------------------------------------------------------------------
     120,800    Bristol-Myers Squibb Co.                              3,140,800
--------------------------------------------------------------------------------
      79,100    Johnson & Johnson                                     5,428,633
--------------------------------------------------------------------------------
      55,700    Merck & Co., Inc.                                     1,888,230
--------------------------------------------------------------------------------
      72,000    Wyeth                                                 3,235,680
--------------------------------------------------------------------------------
                                                                     19,341,827
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
     140,300    Intel Corp.                                           3,299,856
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

SOFTWARE -- 1.7%
--------------------------------------------------------------------------------
     295,900    Microsoft Corporation                              $  7,486,270
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
--------------------------------------------------------------------------------
      51,800    Advance Auto Parts, Inc.(1)                           2,763,530
--------------------------------------------------------------------------------
     127,800    Gap, Inc. (The)                                       2,728,530
--------------------------------------------------------------------------------
                                                                      5,492,060
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
--------------------------------------------------------------------------------
      77,700    Liz Claiborne, Inc.                                   2,752,911
--------------------------------------------------------------------------------
      60,300    Reebok International Ltd.                             2,448,783
--------------------------------------------------------------------------------
      55,900    VF Corp.                                              3,163,381
--------------------------------------------------------------------------------
                                                                      8,365,075
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 5.3%
--------------------------------------------------------------------------------
     249,200    Freddie Mac                                          15,330,784
--------------------------------------------------------------------------------
      40,300    MGIC Investment Corp.                                 2,377,700
--------------------------------------------------------------------------------
     154,600    Washington Mutual, Inc.                               6,388,072
--------------------------------------------------------------------------------
                                                                     24,096,556
--------------------------------------------------------------------------------
TOBACCO -- 1.3%
--------------------------------------------------------------------------------
      88,800    Altria Group Inc.                                     5,771,112
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $392,648,155)                                                 428,674,765
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.9%

Repurchase Agreement, Bank of
America Securities, LLC, (collateralized
by various U.S. Treasury obligations,
4.17% - 8.875%, 2/15/13 - 2/15/19,
valued at $4,285,294), in a joint trading
account at 2.78%, dated 4/29/05,
due 5/2/05 (Delivery value $4,200,973)                                4,200,000
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche
Bank Securities, Inc., (collateralized
by various U.S. Treasury obligations,
3.375%, 4/15/32, valued at $18,067,083),
in a joint trading account at 2.78%,
dated 4/29/05, due 5/2/05
(Delivery value $17,704,101)                                         17,700,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $21,900,000)                                                   21,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $414,548,155)                                                 450,574,765
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%                                     986,959
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $451,561,724
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $414,548,155)             $450,574,765
------------------------------------------------------------
Cash                                                                    678,186
------------------------------------------------------------
Receivable for capital shares sold                                    1,125,383
------------------------------------------------------------
Dividends and interest receivable                                       841,075
--------------------------------------------------------------------------------
                                                                    453,219,409
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,259,464
------------------------------------------------------------
Accrued management fees                                                 393,083
------------------------------------------------------------
Distribution fees payable                                                 2,569
------------------------------------------------------------
Service fees payable                                                      2,569
--------------------------------------------------------------------------------
                                                                      1,657,685
--------------------------------------------------------------------------------

NET ASSETS                                                         $451,561,724
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $411,673,982
------------------------------------------------------------
Undistributed net investment income                                   1,848,254
------------------------------------------------------------
Undistributed net realized gain on investment transactions            2,012,878
------------------------------------------------------------
Net unrealized appreciation on investments                           36,026,610
--------------------------------------------------------------------------------
                                                                   $451,561,724
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $410,077,237
------------------------------------------------------------
Shares outstanding                                                   59,419,667
------------------------------------------------------------
Net asset value per share                                                 $6.90
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $28,744,160
------------------------------------------------------------
Shares outstanding                                                    4,163,275
------------------------------------------------------------
Net asset value per share                                                 $6.90
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $12,740,327
------------------------------------------------------------
Shares outstanding                                                    1,847,837
------------------------------------------------------------
Net asset value per share                                                 $6.89
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------
Dividends (net of foreign taxes withheld of $55,551)                $ 5,054,400
---------------------------------------------------------
Interest                                                                240,265
--------------------------------------------------------------------------------
                                                                      5,294,665
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                       2,067,242
---------------------------------------------------------
Distribution fees - Advisor Class                                        13,626
---------------------------------------------------------
Service fees - Advisor Class                                             13,626
---------------------------------------------------------
Directors' fees and expenses                                              2,406
---------------------------------------------------------
Other expenses                                                            1,203
--------------------------------------------------------------------------------
                                                                      2,098,103
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,196,562
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                          3,895,502
---------------------------------------------------------
Change in net unrealized appreciation on investments                  7,519,886
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     11,415,388
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $14,611,950
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2004

--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $  3,196,562     $  2,601,569
----------------------------------------------
Net realized gain                                    3,895,502        1,571,934
----------------------------------------------
Change in net unrealized appreciation                7,519,886       15,422,276
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           14,611,950       19,595,779
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Investor Class                                    (3,184,838)      (1,108,582)
----------------------------------------------
  Institutional Class                                 (335,120)        (149,309)
----------------------------------------------
  Advisor Class                                        (80,961)          (4,126)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (3,600,919)      (1,262,017)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                    153,574,158      165,237,330
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         164,585,189      183,571,092
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                286,976,535      103,405,443
--------------------------------------------------------------------------------
End of period                                     $451,561,724     $286,976,535
================================================================================

Undistributed net investment income                 $1,848,254       $2,252,611
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The fund pursues its objective by investing primarily in common stocks that management believes to be undervalued at the time of purchase. The fund also seeks to minimize the impact of federal taxes on shareholder returns by attempting to minimize taxable distributions to shareholders. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

                                                                    (continued)

------
13

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class is as follows:

                              INVESTOR        INSTITUTIONAL        ADVISOR
-----------------------------------------------------------------------------
STRATEGY ASSETS
-----------------------------------------------------------------------------
First $500 million             1.10%              0.90%             0.85%
-----------------------------------------------------------------------------
Next $500 million              1.00%              0.80%             0.75%
-----------------------------------------------------------------------------
Over $1 billion                0.90%              0.70%             0.65%
-----------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended April
30, 2005, was 1.10%, 0.90%, and 0.85%, for the Investor Class, Institutional
Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended April 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation investment advisor,
ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century Services
Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                  (continued)

------
14

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2005, were $176,425,182 and $33,172,085, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                   200,000,000
================================================================================
Sold                                                 23,797,777    $165,987,535
-------------------------------------------
Issued in reinvestment of distributions                 398,002       2,778,051
-------------------------------------------
Redeemed                                             (3,421,787)    (23,903,577)
--------------------------------------------------------------------------------
Net increase                                         20,773,992    $144,862,009
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                   150,000,000
================================================================================
Sold                                                 26,313,159    $168,670,638
-------------------------------------------
Issued in reinvestment of distributions                 176,012       1,077,190
-------------------------------------------
Redeemed                                             (3,525,710)    (22,477,617)
--------------------------------------------------------------------------------
Net increase                                         22,963,461    $147,270,211
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                    15,000,000
================================================================================
Sold                                                    945,650      $6,600,180
-------------------------------------------
Issued in reinvestment of distributions                  46,241         322,765
-------------------------------------------
Redeemed                                               (370,412)     (2,596,841)
--------------------------------------------------------------------------------
Net increase                                            621,479      $4,326,104
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                    15,000,000
================================================================================
Sold                                                  1,955,252     $12,475,027
-------------------------------------------
Issued in reinvestment of distributions                  24,242         148,362
-------------------------------------------
Redeemed                                               (352,410)     (2,239,342)
--------------------------------------------------------------------------------
Net increase                                          1,627,084     $10,384,047
================================================================================

                                                                     (continued)

------
15

Notes to Financial Statements

APRIL 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2005
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                    707,984      $4,926,458
-------------------------------------------
Issued in reinvestment of distributions                  11,580          80,832
-------------------------------------------
Redeemed                                                (87,924)       (621,245)
--------------------------------------------------------------------------------
Net increase                                            631,640      $4,386,045
================================================================================
YEAR ENDED OCTOBER 31, 2004
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                  1,354,281      $8,693,206
-------------------------------------------
Issued in reinvestment of distributions                     674           4,126
-------------------------------------------
Redeemed                                               (173,090)     (1,114,260)
--------------------------------------------------------------------------------
Net increase                                          1,181,865      $7,583,072
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2005.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $415,053,100
================================================================================
Gross tax appreciation of investments                              $41,736,700
--------------------------------------------------------------
Gross tax depreciation of investments                               (6,215,035)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $35,521,665
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2004, the fund had accumulated capital losses of $1,054,855 which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of $520,483 and $534,372 expire in 2009 and 2011, respectively.

------
16

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
----------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
----------------------------------------------------------------------------------------------
                                 2005(1)     2004       2003     2002       2001       2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $6.61      $5.86      $4.88     $5.39      $5.50      $5.18
----------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income          0.06(2)    0.09(2)    0.08(2)   0.07(2)    0.06       0.08
----------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.30       0.72       0.97     (0.52)     (0.09)      0.29
----------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.36       0.81       1.05     (0.45)     (0.03)      0.37
----------------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net Investment Income    (0.07)     (0.06)     (0.07)    (0.06)     (0.08)     (0.05)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $6.90      $6.61      $5.86     $4.88      $5.39      $5.50
==============================================================================================
  TOTAL RETURN(3)                5.47%     13.94%     21.67%    (8.49)%    (0.47)%     7.23%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets         1.10%(4)      1.10%      1.10%      1.10%      1.10%     1.10%
----------------------------
Ratio of Net Investment
Income to Average Net Assets  1.66%(4)      1.44%      1.54%      1.32%      1.18%     1.56%
----------------------------
Portfolio Turnover Rate             9%        15%        22%        42%        56%       73%
----------------------------
Net Assets, End of Period
(in thousands)                $410,077   $255,504    $91,960    $50,425    $47,542   $39,135
----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
17

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                     2005(1)     2004        2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $6.62      $5.87       $4.88       $5.87
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(3)            0.07       0.10        0.09        0.06
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.30       0.72        0.97       (1.05)
--------------------------------------------------------------------------------
  Total From Investment Operations    0.37       0.82        1.06       (0.99)
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income         (0.09)     (0.07)      (0.07)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $6.90      $6.62       $5.87       $4.88
================================================================================
  TOTAL RETURN(4)                     5.52%     14.15%      22.07%     (16.87)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.90%(5)      0.90%       0.90%     0.90%(5)
----------------------------------
Ratio of Net Investment
Income to Average Net Assets       1.86%(5)      1.64%       1.74%     1.56%(5)
----------------------------------
Portfolio Turnover Rate                  9%        15%         22%       42%(6)
----------------------------------
Net Assets, End of Period
(in thousands)                      $28,744    $23,449     $11,244       $3,779
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) March 1, 2002 (commencement of sale) through October 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
18

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
-------------------------------------------------------------------------------
                                                      ADVISOR CLASS
-------------------------------------------------------------------------------
                                           2005(1)        2004         2003(2)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $6.60         $5.86          $5.19
-------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(3)                  0.05          0.08           0.03
-------------------------------------
  Net Realized and Unrealized Gain          0.30          0.71           0.64
-------------------------------------------------------------------------------
  Total From Investment Operations          0.35          0.79           0.67
-------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.06)        (0.05)            --
-------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.89         $6.60          $5.86
===============================================================================
  TOTAL RETURN(4)                           5.22%        13.60%         12.91%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.35%(5)         1.35%       1.35%(5)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets             1.41%(5)         1.19%       1.03%(5)
-------------------------------------
Portfolio Turnover Rate                        9%           15%         22%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                            $12,740        $8,023           $201
-------------------------------------------------------------------------------

(1) Six months ended April 30, 2005 (unaudited).

(2) May 14, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
19

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
20

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
21

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not an investment products available for purchase.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
22

Notes

------
23

Notes

------
24

[inside back cover blank]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0506
SH-SAN-43967N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant's  board  has  adopted  procedures  by  which  shareholders  may recommend nominees to the board.

The Governance Committee of the board is responsible for identifying, evaluating and  recommending  qualified  candidates  for  election to the board.  While the
Governance  Committee largely considers nominees from searches that it conducts,
the  Committee  will  consider   candidates   submitted  by  shareholders.   Any
shareholder  wishing to submit a  candidate  for  consideration  should send the following information to the Corporate Secretary,  American Century Funds, P. O.
Box 41041, Kansas City, Missouri 64141:

Shareholder's  name, the fund name and number of fund shares owned and length of period held;

Name, age and address of the candidate;

A detailed  resume  describing  among other things the  candidate's  educational background,  occupation,  employment history,  financial knowledge and expertise and  material  outside  commitments  (e.g.,  memberships  on  other  boards  and committees, charitable foundations, etc.);

Any other information relating to the candidate that is required to be disclosed in  solicitations  of proxies for election of  directors in an election  contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

Number of fund shares owned by the candidate and length of time held;

A supporting  statement which (i) describes the candidate's  reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY MUTUAL FUNDS, INC.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   June 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   June 27, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   June 27, 2005